[GRAPHIC]

                              GLOBAL BALANCED FUND
                               GLOBAL EQUITY FUND
                             GLOBAL TECHNOLOGY FUND
                               GLOBAL BIOTECH FUND
                                GLOBAL BOND FUND
                               U.S. BALANCED FUND
                                U.S. EQUITY FUND
                           U.S. LARGE CAP EQUITY FUND
                           U.S. LARGE CAP GROWTH FUND
                           U.S. SMALL CAP GROWTH FUND
                                 U.S. BOND FUND
                                 HIGH YIELD FUND
                            INTERNATIONAL EQUITY FUND
                             U.S. VALUE EQUITY FUND

                                SEMIANNUAL REPORT

                                DECEMBER 31, 2001


                                                               THE BRINSON FUNDS
                                                               -----------------

THE FUND'S ADVISOR -- BRINSON PARTNERS, INC.

--------------------------------------------------------------------------------

THE YEAR 2001 WAS YET ANOTHER DIFFICULT YEAR FOR MANY INVESTORS. THE CONTINUED UNDOING OF THE LARGEST INVESTMENT BUBBLE SINCE THE ROARING '20S, COMBINED WITH A SYNCHRONIZED GLOBAL RECESSION AND THE BRUTAL TERRORIST ACTIVITY OF SEPTEMBER 11, PUT STRESS ON INVESTMENT MARKETS AND EQUITY MARKETS IN PARTICULAR. AS A RESULT, MANY OF THE CLIENTS WE WORK WITH EXPERIENCED REAL WEALTH DIMINUTION IN THEIR AGGREGATE PORTFOLIOS FOR THE SECOND YEAR IN A ROW. AGAINST THIS BACKGROUND, WE WERE ABLE TO ADD RELATIVE VALUE IN MOST CLIENT PORTFOLIOS FOR TWO CONSECUTIVE YEARS--AND IN MORE THAN A FEW CASES WE GENERATED BACK-TO-BACK POSITIVE REAL ABSOLUTE RETURNS DESPITE THE FALLING MARKETS. THIS IS DUE IN NO SMALL PART TO THE WAY IN WHICH OUR INVESTMENT TEAM ADHERED TO INVESTMENT PRINCIPLES IN A TURBULENT ENVIRONMENT. CREDIT AND THANKS ARE OWED THOSE OF YOU WHO STAYED THE COURSE. I REITERATE MY BELIEF THAT YOU AND I ARE BOTH ALIGNED WITH THE FINEST GLOBAL INVESTMENT TEAM WE COULD HOPE TO ASSEMBLE.

DESPITE OUR RECENT INVESTMENT SUCCESS, MARKETS HAVE HUMBLED US IN THE PAST. WE MUST CONTINUE TO WORK ON ASSESSING OUR VULNERABILITIES AND BE RIGOROUS IN OUR EVALUATION OF RISKS AS WE STRIVE TO PROVIDE THE HIGHEST QUALITY SERVICE AND VALUE ADDED INVESTMENT RESULTS. I AM MORE CONFIDENT THAN EVER THAT OUR FUNDAMENTALLY SOUND INVESTMENT PHILOSOPHY, GLOBAL APPROACH, TECHNOLOGICAL RESOURCES, DIVERSE PERSPECTIVE AND COMMITMENT TO TOP QUALITY UNCOMMON RESEARCH WILL BE THE KEY DRIVERS OF OUR INVESTMENT SUCCESS IN 2002 AND IN THE YEARS AHEAD.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Economic and Market Highlights ...........................................     3

Portfolio Managers' Commentary and Schedule of Investments
      Global Balanced Fund ...............................................     5
      Global Equity Fund .................................................    16
      Global Technology Fund .............................................    23
      Global Biotech Fund ................................................    26
      Global Bond Fund ...................................................    29
      U.S. Balanced Fund .................................................    35
      U.S. Equity Fund ...................................................    41
      U.S. Large Cap Equity Fund .........................................    45
      U.S. Large Cap Growth Fund .........................................    49
      U.S. Small Cap Growth Fund .........................................    53
      U.S. Bond Fund .....................................................    57
      High Yield Fund ....................................................    62
      International Equity Fund ..........................................    69
      U.S. Value Equity Fund .............................................    75

Statements of Assets and Liabilities .....................................    80

Statements of Operations .................................................    84

Statement of Cash Flows ..................................................    86

Statements of Changes in Net Assets ......................................    88

Financial Highlights .....................................................    93

Notes to Financial Statements ............................................   120

Trustee and Officer Information ..........................................   129


--------------------------------------------------------------------------------
2

ECONOMIC REVIEW AND OUTLOOK
--------------------------------------------------------------------------------
The period ended December 31, 2001 saw the end of a record economic expansion in the U.S. and a pronounced slowing of economic growth on a global basis. There was generally a continued slide in U.S. economic activity, with the effects on the global economy being underestimated by officials and investors abroad as well. The shock of the events of September 11 forced a sobering reassessment not only of economic developments up to that point in time, but also of the medium-term outlook. The result is a view of sub-par global growth in 2002 and of a drawn-out recovery in the U.S. for 2002 rather than a solid upturn. The International Monetary Fund, as of December 2001, put global growth for 2002 at a very modest 2.4%, with U.S. growth at a paltry 0.7%.

Even with a strong fourth quarter rally, economic deterioration continued through year-end. Moreover, the war on terrorism, worsening Israeli-Arab tensions and a percolating conflict between India and Pakistan raise obvious concerns. Any serious conflagration would, at a particularly inopportune time, provide a disruption to the process of increasing willingness to take risk that normally occurs as economic stabilization is confirmed and recovery anticipated.

On a global basis, the provision of liquidity through official interest rate reductions and a precipitous decline in energy prices will provide support for the rebound. The global economy will no doubt recover, but the question is how strong the rebound will be in the large economies both in absolute and relative terms. This will have significant bearing on capital flows and hence currency movements. Japan is experiencing its third recession in a decade and appears to have the least going for it in terms of any rebound, over either the short or medium term, given the deep structural problems that still exist. Policy makers continue to avoid confronting the real issues and a formula for sustained recovery has not been forthcoming. Though clear of the kinds of structural problems facing Japan, the U.S. faces private sector debt imbalances of historic proportions that, while perhaps exaggerated, will still provide a significant headwind as the economy moves toward recovery. Unusually swift fiscal action, aggressive interest rate reductions, and a large swing in inventory drawdown to inventory building could provide a powerful short-term boost to economic activity. However, the aforementioned debt imbalances continue to cast a pall over the medium-term outlook. Continental Europe appears the best positioned overall, with a short-term bounce likely as the global economy picks up, and a medium-term situation free of any restraining factors peculiar to the present economic cycle. Of course, the ongoing work of addressing labor and product market rigidities as well as differing regulatory environments within the European Union will continue in the background. Transition to the euro should prove to be a non-event. Emerging markets will likely follow the lead of the major developed economic powers within their respective regions, except for Asia, where a disconnect from Japan has been in place for some time. Latin American economies therefore face a tougher road ahead than their Eastern European counterparts.


--------------------------------------------------------------------------------

ECONOMIC AND MARKET HIGHLIGHTS

--------------------------------------------------------------------------------

GLOBAL ENVIRONMENT

                                                     6 MONTHS     1 YEAR      3 YEARS    5 YEARS
MAJOR MARKETS                                          ENDED       ENDED       ENDED       ENDED
TOTAL RETURN IN U.S. DOLLARS                         12/31/01    12/31/01    12/31/01    12/31/01
-------------------------------------------------------------------------------------------------
U.S. Equity                                           -5.50%     -10.97%      -0.67%       9.70%
Global (Ex-U.S.) Equities (currency unhedged)         -7.90      -21.36       -4.56        1.04
Global (Ex-U.S.) Equities (currency hedged)           -9.75      -15.35        3.61        8.02
U.S. Bonds                                             4.73        8.52        6.29        7.43
Global (Ex-U.S.) Bonds (currency unhedged)             3.47       -3.54       -3.76        0.10
Global (Ex-U.S.) Bonds (currency hedged)               2.88        6.11        6.17        8.19
U.S. Cash Equivalents                                  1.25        3.29        4.72        5.48
-------------------------------------------------------------------------------------------------

                                             6 MONTHS      1 YEAR     3 YEARS     5 YEARS
MAJOR CURRENCIES                               ENDED       ENDED       ENDED       ENDED
PERCENT CHANGE RELATIVE TO U.S. DOLLARS      12/31/01    12/31/01    12/31/01    12/31/01
-----------------------------------------------------------------------------------------
Yen                                           -5.32%      -13.10%     -13.72%     -12.12%
Pound                                          2.78        -2.57      -10.11      -15.13
Euro                                           4.77        -5.64      -23.76         N/A
Canadian Dollar                               -4.94        -5.99       -3.44      -13.97
-----------------------------------------------------------------------------------------

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

U.S. ENVIRONMENT

[CHART]

TOP TEN S&P 500 INDUSTRY RETURNS
Air Freight & Couriers                    29.05%
Containers & Packaging                    20.72%
Textile & Apparel                         19.01%
Trading Companies & Distributors          18.10%
Household Products                        15.83%
Health Care Equipment & Supplies          14.29%
Multi-Line Retail                         13.96%
Personal Products                         12.16%
Household Durables                        11.56%
Food Products                             11.02%

[CHART]

BOTTOM TEN S&P 500 INDUSTRY RETURNS
Construction & Engineering               -12.84%
Software                                 -15.53%
Internet Software & Services             -16.66%
Electronic Equipment & Instruments       -16.68%
Wireless Telecommunication Services      -17.14%
Airlines                                 -19.29%
Leisure Equipment & Product              -20.24%
Automobiles                              -22.63%
Media                                    -24.50%
Multi-Utilities                          -68.03%


--------------------------------------------------------------------------------
4

GLOBAL BALANCED FUND

--------------------------------------------------------------------------------

For the six months ended December 31, 2001, Class Y (formerly Class I) shares of Global Balanced Fund (formerly named Global Fund) advanced 2.8%. In comparison, the Fund's benchmark, the GSMI Mutual Fund Index* declined 2.5%. The MSCI World Equity (Free) Index fell 6.9% and the Salomon Smith Barney World Government Bond Index gained 3.7% for the same period.

The six-month period was challenging for global investors. Returns were affected by a continued slowdown in economies around the globe. As corporate capital spending was cut in most industries, earnings were revised down repeatedly and investors lost confidence in projected long-term growth rates. This led to negative investment returns for the period. The U.S. Federal Reserve and the European Central Bank (ECB) continued to cut rates to stave off a recession that materialized nonetheless. Low interest rates helped buoy consumer spending on U.S. housing and aggressive incentives supported auto sales in North America, but the ECB was less successful in supporting the European consumer. Japan's recession continued, marked by rampant deflation and pressure on the banking system. The world economic picture was already poor at the time of the events of September 11. Following the attacks, U.S. consumer spending dipped but then recovered as sentiment improved to previous levels and investors began to look ahead to a possible recovery in 2002.

Successful security selection was the key to managing the Fund during the six-month period. In the equity portion of the Fund, we diversified investments among U.S., European and emerging market securities. Initially, the Fund was underweighted in U.S. stocks, relative to its benchmark. U.S. equities started their downward trend in March 2000 and continued to decline through the third quarter of 2001 where they reached attractive valuations. Therefore, we added to the U.S. equity position in the Fund as the period progressed. In choosing stocks, we focused on the intrinsic value of each underlying company.

For the second year in a row, global fixed-income markets were up strongly on a fully hedged basis; that is, exclusive of currency effects. In the United States, prices of inflation-linked bonds and investment-grade corporate bonds outpaced those of Treasury securities. However, the performance of U.S. high yield debt was relatively poor. The performance of emerging market bonds lagged that of developed market bonds.

The market allocation of the Fund benefited performance. Early in the period, the Fund was overweighted, relative to its benchmark, in U.S. fixed-income securities. The Fund's position in U.S. Treasury inflation protected securities (TIPS) was the biggest contributor to performance. Smaller allocations to emerging market debt, euro-denominated bonds and high yield bonds also aided performance. As the period progressed, we reduced the Fund's exposure to the fixed-income markets in developed countries, including its allocation to U.S. TIPS, to fund the purchase of attractively priced equities.

The Fund's currency strategy was a neutral factor in performance. Early in the period, the Fund was underweight to the Japanese yen, which aided the Fund's return. However, the Fund's underweight to the U.S. dollar and overweight to the euro offset the benefit of the yen position.

----------
* An unmanaged index compiled by the Advisor, constructed as follows: 40% Wilshire 5000 Index; 22% MSCI World Ex USA (Free) Index; 21% Salomon Smith Barney Broad Investment Grade (BIG) Bond Index; 9% Salomon Smith Barney Non-U.S. Gov't Bond Index; 2% JP Morgan EMBI Global; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.
--------------------------------------------------------------------------------
                                                                               5

GLOBAL BALANCED FUND

--------------------------------------------------------------------------------

TOTAL RETURN

                                              6 MONTHS      1 YEAR      3 YEARS      5 YEARS    INCEPTION*
                                               ENDED        ENDED        ENDED        ENDED         TO
                                              12/31/01     12/31/01    12/31/01     12/31/01     12/31/01
---------------------------------------------------------------------------------------------------------
GLOBAL BALANCED FUND CLASS A+                   2.57%        1.93%       3.07%          N/A          4.20%
---------------------------------------------------------------------------------------------------------
GLOBAL BALANCED FUND CLASS B+                    N/A          N/A         N/A           N/A          1.44
---------------------------------------------------------------------------------------------------------
GLOBAL BALANCED FUND CLASS C+                    N/A          N/A         N/A           N/A          2.55
---------------------------------------------------------------------------------------------------------
GLOBAL BALANCED FUND CLASS Y                    2.75         2.20        3.38          5.85%         8.37
---------------------------------------------------------------------------------------------------------
GSMI Mutual Fund Index**                       -2.51        -7.50        0.49          6.20          9.24
---------------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                 -6.92       -16.63       -3.21          5.55          9.45
---------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't Bond Index     3.74        -0.99       -1.25          2.16          4.79
---------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF GLOBAL BALANCED FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATE OF CLASS B AND CLASS C ARE 12/13/01 AND 11/22/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND THE INDICES IS 8/31/92.
** AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS: 40% WILSHIRE 5000 INDEX; 22% MSCI WORLD EX USA (FREE) INDEX; 21% SALOMON SMITH BARNEY BIG BOND INDEX; 9% SALOMON SMITH BARNEY NON-U.S. GOV'T BOND INDEX; 2% JP MORGAN EMBI GLOBAL; 3% MSCI EMERGING MARKETS FREE INDEX; AND 3% MERRILL LYNCH HIGH YIELD MASTER INDEX.
+    RETURNS DO NOT INCLUDE SALES CHARGES.
TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.


-------------------------------------------------------------------------------
6

GLOBAL BALANCED FUND

--------------------------------------------------------------------------------

ASSET ALLOCATION

AS OF DECEMBER 31, 2001 (UNAUDITED)

                               PERCENTAGE OF
                                 NET ASSETS
--------------------------------------------
U.S. Equities                       43.3%
Non-U.S. Equities                   21.0
U.S. Bonds                          15.0
Emerging Market Equities             6.8
Non-U.S. Bonds                       5.3
High Yield Bonds                     4.8
Emerging Market Debt                 3.8
-------------------------------------------
Total                              100.0%


TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                 PERCENTAGE OF
                                  NET ASSETS
----------------------------------------------
Johnson & Johnson                      1.2%
Citigroup, Inc.                        1.2
Burlington Northern Santa Fe Corp.     1.1
Wells Fargo & Co.                      1.1
Microsoft Corp.                        0.9
Abbott Laboratories, Inc.              0.9
Allergan, Inc.                         0.9
Freddie Mac                            0.9
Baxter International, Inc.             0.9
American Home Products Corp.           0.9
----------------------------------------------
Total                                10.0%


TOP TEN FIXED INCOME HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                           PERCENTAGE OF
                                            NET ASSETS
--------------------------------------------------------
U.S. Treasury Note
3.625%, due 08/31/03                           1.5%
U.S. Treasury Note
7.000%, due 07/15/06                           1.1
U.S. Treasury Note
6.250%, due 05/15/30                           1.0
Federal National Mortgage Association
7.500%, due 02/25/29                           0.7
U.S. Treasury Note
6.500%, due 02/15/10                           0.6
U.S. Treasury Bond
8.750%, due 05/15/17                           0.6
Federal National Mortgage Association
6.000%, due 11/01/28                           0.4
Federal Home Loan Mortgage Corp., Gold
6.500%, due 04/01/29                           0.4
U.S. Treasury Bond
8.000%, due 11/15/21                           0.4
Buoni Poliennali Del Tes
3.250%, due 04/15/04                           0.4
--------------------------------------------------------
Total                                          7.1%


--------------------------------------------------------------------------------

GLOBAL BALANCED FUND

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

U.S. EQUITIES
Energy ........................................................     1.42%
Capital Investment
   Aerospace/Military .........................................     0.61
   Capital Goods ..............................................     1.83
   Electronic Components ......................................     1.01
                                                                  ------
                                                                    3.45
Basic Industries
   Broadcasting & Publishing ..................................     0.83
   Chemicals ..................................................     1.43
   Housing/Paper ..............................................     1.09
   Metals .....................................................     0.85
                                                                  ------
                                                                    4.20
Computers
   Software ...................................................     1.64
   Systems ....................................................     0.97
                                                                  ------
                                                                    2.61
Consumer
   Autos/Durables .............................................     1.25
   Food/House Products ........................................     0.76
   Health: Drugs ..............................................     4.17
   Health: Non-Drugs ..........................................     2.76
   Leisure/Tourism ............................................     0.32
   Retail/Apparel .............................................     2.07
                                                                  ------
                                                                   11.33
Financial
   Banks ......................................................     3.21
   Non-Banks ..................................................     4.74
                                                                  ------
                                                                    7.95
Telecommunications
   Equipment ..................................................     0.20
   Services ...................................................     1.50
                                                                  ------
                                                                    1.70
Services/Miscellaneous ........................................     3.81
Transportation ................................................     1.33
Investment Companies ..........................................     2.69
Utilities .....................................................     1.46
                                                                  ------
         Total U.S. Equities ..................................    41.95
INTERNATIONAL EQUITIES
   Airlines ...................................................     0.05
   Appliances & Household .....................................     0.29
   Autos/Durables .............................................     0.37
   Banking ....................................................     2.36
   Beverages & Tobacco ........................................     0.71
   Broadcasting & Publishing ..................................     0.73
   Building Materials .........................................     0.26
   Business & Public Service ..................................     0.37
   Chemicals ..................................................     0.66
   Computer Software ..........................................     0.08
   Construction ...............................................     0.29
   Data Processing ............................................     0.17
   Electric Components ........................................     0.65
   Electronics ................................................     0.17
   Energy .....................................................     2.14
   Financial Services .........................................     1.73
   Food & House Products ......................................     0.90
   Forest Products ............................................     0.20
   Health & Personal Care .....................................     2.04
   Housing/Paper ..............................................     0.14
   Industrial Components ......................................     0.08%
   Insurance ..................................................     1.34
   Leisure & Tourism ..........................................     0.13
   Machinery & Engineering ....................................     0.21
   Metals-Non Ferrous .........................................     0.15
   Metals-Steel ...............................................     0.08
   Multi-Industry .............................................     0.30
   Real Estate ................................................     0.25
   Recreation .................................................     0.15
   Retail/Apparel .............................................     0.24
   Services/Miscellaneous .....................................     0.05
   Telecommunications .........................................     2.04
   Transportation .............................................     0.50
   Utilities ..................................................     0.39
   Wholesale & International Trade ............................     0.16
                                                                  ------
         Total International Equities .........................    20.38
EMERGING MARKETS EQUITY FUND ..................................     6.59
                                                                  ------
TOTAL EQUITIES ................................................    68.92
U.S. BONDS
U.S. Corporate Bonds
   Airlines ...................................................     0.19
   Banks ......................................................     0.19
   Chemicals ..................................................     0.03
   Computer Systems ...........................................     0.03
   Construction ...............................................     0.06
   Consumer ...................................................     0.03
   Energy .....................................................     0.49
   Financial ..................................................     0.79
   Food & House Products ......................................     0.06
   Housing/Paper ..............................................     0.02
   Metals .....................................................     0.01
   Publishing .................................................     0.04
   Real Estate ................................................     0.01
   Recreation .................................................     0.03
   Retail/Apparel .............................................     0.04
   Services/Miscellaneous .....................................     0.10
   Telecommunications .........................................     0.35
   Television Broadcasting ....................................     0.02
   Transportation .............................................     0.02
   Utilities ..................................................     0.13
                                                                  ------
         Total U.S. Corporate Bonds ...........................     2.64
Asset-Backed ..................................................     0.54
Corporate Mortgage-Backed Securites ...........................     2.69
International Dollar Bonds ....................................     0.18
U.S. Government Mortgage-Backed Securities ....................     3.34
U.S. Government Obligations ...................................     5.12
                                                                  ------
         Total U.S. Bonds .....................................    14.51
Foreign Government Bonds ......................................     5.15
HIGH YIELD BOND FUND ..........................................     4.70
EMERGING MARKETS BONDS ........................................     3.73
SHORT-TERM INVESTMENTS ........................................     3.07
                                                                  ------
   TOTAL INVESTMENTS ..........................................   100.08
SECURITIES LENDING
   CASH COLLATERAL RECEIVED ...................................    13.55
LIABILITIES, LESS CASH AND
   OTHER ASSETS ...............................................   (13.63)
                                                                  ------
NET ASSETS ....................................................   100.00%
                                                                  ======

--------------------------------------------------------------------------------
* THE FUND HELD A LONG POSITION IN U.S. TREASURY FUTURES ON DECEMBER 31, 2001 WHICH INCREASED U.S. BOND EXPOSURE FROM 14.51% TO 23.12%. THE FUND HELD A SHORT POSITION IN STOCK INDEX FUTURES ON DECEMBER 31, 2001 WHICH REDUCED TOTAL U.S. EQUITY EXPOSURE FROM 41.95% TO 34.33%.THESE ADJUSTMENTS RESULT IN A NET DECREASE IN THE FUND'S EXPOSURE TO SHORT-TERM INVESTMENTS FROM 3.07% TO 2.07%.
--------------------------------------------------------------------------------
8

                GLOBAL BALANCED FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES       VALUE
                                                   ------     ----------
EQUITIES -- 68.92%
U.S. EQUITIES -- 41.95%
Abbott Laboratories ............................   26,800     $ 1,494,100
Advanced Micro Devices, Inc. (b) ...............   45,800         726,388
Allergan, Inc. (c) .............................   19,700       1,478,485
American Home Products Corp. ...................   23,400       1,435,824
American International Group, Inc. .............   15,121       1,200,607
American Standard Companies, Inc. (b) ..........   13,600         927,928
Analog Devices, Inc. (b) .......................    9,300         412,827
Ascential Software Corp. (b) ...................    2,609          10,566
Baxter International, Inc. (c) .................   27,300       1,464,099
Brinson U.S. Small Capitalization
  Equity Fund (b) ..............................  174,628       4,359,413
Burlington Northern Santa Fe Corp. (c) .........   63,100       1,800,243
Cephalon, Inc. (b) (c) .........................   11,900         899,462
CIGNA Corp. ....................................    8,800         815,320
Cisco Systems, Inc. (b) ........................   22,500         407,475
Citigroup, Inc. ................................   37,607       1,898,401
CMS Energy Corp. ...............................   25,200         605,556
CommScope, Inc. (b) ............................   15,200         323,304
Compaq Computer Corp. ..........................   41,600         406,016
Computer Sciences Corp. (b) (c) ................   28,000       1,371,440
Compuware Corp. (b) ............................   49,600         584,784
Consolidated Edison, Inc. ......................    1,700          68,612
Dow Chemical Co. ...............................   19,800         668,844
Eastman Chemical Co. ...........................    7,900         308,258
Electronic Data Systems Corp. (c) ..............    8,000         548,400
Eli Lilly & Co. ................................   11,200         879,648
EMC Corp. (b) ..................................   40,600         545,664
Ensco International, Inc. ......................   22,900         569,065
Entergy Corp. ..................................   12,700         496,697
Exelon Corp. (c) ...............................   16,900         809,172
Exxon Mobil Corp. ..............................   30,800       1,210,440
Federated Department Stores, Inc. (b) ..........    9,800         400,820
FedEx Corp. (b) (c) ............................    7,000         363,160
First Data Corp. ...............................   14,130       1,108,499
FirstEnergy Corp. ..............................   29,363       1,027,118
FleetBoston Financial Corp. (c) ................   24,815         905,748
Freddie Mac ....................................   22,400       1,464,960
GreenPoint Financial Corp. .....................   32,200       1,151,150
Household International, Inc. (c) ..............   18,500       1,071,890
Illinois Tool Works, Inc. ......................   20,500       1,388,260
IMC Global, Inc. ...............................   33,300         432,900
Ingersoll-Rand Co. (b) .........................    8,000         334,480
Johnson & Johnson (c) ..........................   32,138       1,899,356
Johnson Controls, Inc. .........................    5,700         460,275
JP Morgan Chase & Co. ..........................   22,700         825,145
Kimberly-Clark Corp. ...........................    5,900         352,820
KPMG Consulting, Inc. (b) ......................   13,100         217,067
Kroger Co. (b) (c) .............................   56,800       1,185,416
Lear Corp. (b) .................................   17,200         656,008
Lincoln National Corp. .........................    6,800         330,276
Lyondell Chemical Co. (c) ......................   21,000         300,930
Martin Marietta Materials, Inc. ................   13,884         646,994
Masco Corp. (c) ................................   56,300       1,379,350
McGraw-Hill Cos., Inc. .........................    7,300         445,154
Mead Corp. (c) .................................   15,800         488,062
Micron Technology, Inc. (b) ....................   10,100         313,100
Microsoft Corp. (b) ............................   23,000       1,523,750

                                                   SHARES       VALUE
                                                   ------     ----------
Morgan Stanley Dean Witter & Co. ...............   12,700     $   710,438
Motorola, Inc. (c) .............................   31,430         472,079
Newell Rubbermaid, Inc. (c) ....................   31,700         873,969
Nextel Communications, Inc. (b) (c) ............   86,400         946,944
Omnicom Group (c) ..............................   12,500       1,116,875
Pentair, Inc. ..................................   16,596         605,920
PNC Financial Services Group ...................   12,700         713,740
Praxair, Inc. (c) ..............................   11,100         613,275
Progress Energy, Inc. ..........................   10,100         454,803
RadioShack Corp. ...............................   14,400         433,440
Royal Caribbean Cruises Ltd. (c) ...............   32,500         526,500
Sanmina Corp. (b) ..............................    9,528         189,607
Sapient Corp. (b) (c) ..........................   29,000         223,880
Sara Lee Corp. (c) .............................   55,354       1,230,519
SBC Communications, Inc. .......................   25,800       1,010,586
SICOR, Inc. (b) ................................   36,700         575,456
Target Corp. (c) ...............................   11,500         472,075
U.S. Bancorp (c) ...............................   33,000         690,690
United Health Group, Inc. ......................   15,800       1,118,166
United Technologies Corp. ......................   15,300         988,839
Viacom, Inc. (b) ...............................   20,400         900,660
Viad Corp. .....................................   16,500         390,720
W.W. Grainger, Inc. ............................   19,100         916,800
Wells Fargo & Co. ..............................   40,100       1,742,345
XL Capital Ltd. ................................    4,800         438,528
York International Corp. .......................    8,100         308,853
                                                               ----------
Total U.S. Equities ............................               68,065,433
                                                               ----------
INTERNATIONAL EQUITIES -- 20.38%
AUSTRALIA -- 0.68%
Lion Nathan Ltd. ...............................   70,320         165,837
Mayne Nickless Ltd. ............................   23,376          82,327
National Australia Bank Ltd., Preferred ........    4,600         137,540
News Corp., Ltd., Preferred ....................   17,936         119,818
QBE Insurance Group Ltd. .......................   32,371         127,263
Rio Tinto Ltd. .................................    5,145          97,990
Westpac Banking Corp., Ltd. ....................   45,995         370,948
                                                               ----------
                                                                1,101,723
                                                               ----------
BELGIUM -- 0.23%
Electrabel S.A .................................      500         104,177
Fortis .........................................   10,467         271,673
                                                               ----------
                                                                  375,850
                                                               ----------
CANADA -- 0.53%
Alcan Aluminum Ltd. ............................    4,220         151,082
BCE, Inc. ......................................   10,300         232,352
Nortel Networks Corp. ..........................   17,300         128,967
NOVA Chemicals Corp. ...........................    6,000         115,580
Royal Bank of Canada ...........................    7,100         230,529
                                                               ----------
                                                                  858,510
                                                               ----------
DENMARK -- 0.26%
Danske Bank A/S ................................    9,900         158,866
Novo-Nordisk A/S ...............................    6,431         263,004
                                                               ----------
                                                                  421,870
                                                               ----------

--------------------------------------------------------------------------------

                GLOBAL BALANCED FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                        -------       ----------
FINLAND -- 0.75%
Nokia Oyj ....................................           22,490       $  579,927
Sampo Leonia Insurance, Class A ..............           11,300           88,541
Stora Enso Oyj ...............................           17,450          223,429
UPM-Kymmene Corp. ............................           10,020          332,338
                                                                      ----------
                                                                       1,224,235
                                                                      ----------
FRANCE -- 2.28%
Air Liquide ..................................            1,660          232,647
Aventis S.A., Class A ........................            8,730          619,913
AXA ..........................................           11,764          245,841
Banque Nationale de Paris ....................            3,599          322,058
Cap Gemini SA ................................            1,160           83,765
Cie de Saint Gobain ..........................            1,737          262,153
France Telecom S.A. (c) ......................            2,980          119,137
Groupe Danone ................................            3,140          383,033
Societe Generale .............................            5,500          307,789
Suez S.A .....................................            3,220           97,481
Total Fina S.A., Class B .....................            6,402          914,335
Union du Credit-Bail Immobilier ..............            2,160          109,722
                                                                      ----------
                                                                       3,697,874
                                                                      ----------
GERMANY -- 0.68%
Allianz AG ...................................            1,130          267,134
Bayer AG .....................................            9,430          299,754
Deutsche Telekom .............................            6,100          105,370
E.on AG ......................................            3,089          160,626
Muenchener Rueckver AG .......................              991          269,128
                                                                      ----------
                                                                       1,102,012
                                                                      ----------
HONG KONG -- 0.25%
Esprit Holdings Ltd. .........................           88,000           99,309
Hong Kong Electric Holdings ..................           44,500          165,493
Sun Hung Kai Properties Ltd. .................           17,000          137,345
                                                                      ----------
                                                                         402,147
                                                                      ----------
IRELAND -- 0.25%
Bank of Ireland ..............................           13,200          124,938
CRH PLC ......................................           15,555          273,541
                                                                      ----------
                                                                         398,479
                                                                      ----------
ITALY -- 0.58%
Assicurazioni Generali Spa ...................           11,000          305,586
ENI Spa ......................................           32,500          407,447
San Paolo-imi Spa ............................           22,000          236,045
                                                                      ----------
                                                                         949,078
                                                                      ----------
JAPAN -- 3.99%
Aiful Corporation ............................            2,250          145,582
Benesse Corp. ................................            7,300          189,379
Canon, Inc. ..................................            8,000          275,294
Dai Nippon Printing Co., Ltd. (c) ............           11,000          109,950
Daikin Industries Ltd. .......................            8,000          125,439
East Japan Railway Co. .......................               36          173,874
Fast Retailing Co., Ltd ......................              900           80,070
Fuji Photo Film Co., Ltd. ....................            6,000          214,253
Hirose Electric Co., Ltd. ....................            1,000           68,137
Honda Motor Co. ..............................            2,200           87,792
Hoya Corp. ...................................            1,900          113,513
Kamigumi Co., Ltd. ...........................           19,000           77,995

                                                         SHARES         VALUE
                                                        -------       ----------
Kao Corp. ....................................            7,000       $  145,544
Matsushita Electric Industrial Co. ...........            5,000           64,207
Minebea Co., Ltd. ............................           34,000          183,153
Mitsubishi Corp. .............................           41,000          266,221
Mitsubishi Estate Co., Ltd. ..................           22,000          160,980
Mitsui Mining & Smelting Co Ltd ..............           40,000          131,238
Mizuho Holding, Inc. .........................               85          173,165
Nintendo Corp., Ltd. .........................              700          122,577
Nippon Telegraph & Telephone Corp. ...........               88          286,708
Nomura Securities Co., Ltd. ..................           12,000          153,823
Omron Corp. ..................................            3,000           40,058
Ono Pharmaceutical Co., Ltd. .................            8,000          240,500
Orix Corp. (c) ...............................            2,300          206,028
Rohm Co. .....................................            2,000          259,576
Sekisui House Ltd. ...........................            9,000           65,237
Sony Corp. ...................................            8,900          406,768
Sumitomo Bakelite Co., Ltd. (c) ..............           10,000           61,117
Sumitomo Bank ................................           17,000           71,990
Sumitomo Chemical Co. ........................           34,000          115,443
Takeda Chemical Industries ...................            8,000          361,972
Takefuji Corp. ...............................            3,200          231,466
Toyota Motor Corp. ...........................           20,300          514,238
West Japan Railway Co. .......................               14           62,597
Yasuda Fire & Marine Ins. (c) ................           44,000          251,793
Murata Manufacturing Co., Inc. ...............            4,000          239,890
                                                                      ----------
                                                                       6,477,567
                                                                      ----------
NETHERLANDS -- 1.55%
ABN AMRO Holdings NV .........................           15,736          253,465
Aegon NV .....................................            7,033          190,371
Akzo Nobel NV ................................            5,500          245,595
Elsevier NV ..................................           45,998          543,904
ING Groep NV .................................            5,600          142,806
Philips Electronics NV .......................            7,322          217,621
Royal Dutch Petroleum Co. ....................            3,600          182,390
TNT Post Group NV ............................           15,800          341,860
VNU NV .......................................            2,900           89,110
Wolters Kluwer NV ............................           13,767          313,809
                                                                      ----------
                                                                       2,520,931
                                                                      ----------
NORWAY -- 0.07%
Telenor ASA ..................................           26,400          113,614
PORTUGAL -- 0.32%                                                     ----------
Brisa-Auto Estradas de Portugal S.A ..........           36,000          152,579
Electricidade de Portugal S.A ................          134,600          292,429
Portugal Telecom S.A .........................            9,448           73,609
                                                                      ----------
                                                                         518,617
                                                                      ----------
SINGAPORE -- 0.28%
DBS Group Holdings Ltd. ......................           42,000          313,891
Neptune Orient Lines (b) .....................          146,000           76,696
Singapore Telecommunications, Ltd. ...........           62,640           59,706
                                                                      ----------
                                                                         450,293
                                                                      ----------
SPAIN -- 0.52%
Banco Popular Espanol S.A ....................            4,458          146,392
Banco Santander Central Hispano S.A ..........           53,746          450,320
Telefonica S.A. (b) ..........................           18,683          250,029
                                                                      ----------
                                                                         846,741
                                                                      ----------

--------------------------------------------------------------------------------
10

                GLOBAL BALANCED FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SHARES              VALUE
                                                            ----------        ------------
SWEDEN -- 0.62%
Sandvik AB .............................................         6,200        $    132,692
Svenska Cellulosa AB ...................................        10,130             277,159
Svenska Handelsbanken AB ...............................        18,280             268,370
Swedish Match AB .......................................        62,720             331,845
                                                                              ------------
                                                                                 1,010,066
                                                                              ------------
SWITZERLAND -- 1.08%
Givaudan S.A. (Reg.) (b) ...............................           606             184,687
Nestle S.A. (Reg.) .....................................         2,508             534,742
Novartis AG (Reg.) .....................................         7,317             264,422
Roche Holding AG (Gen.) ................................         7,516             536,437
Swiss Re ...............................................         2,214             222,693
                                                                              ------------
                                                                                 1,742,981
                                                                              ------------
UNITED KINGDOM -- 5.46%
Abbey National PLC .....................................        17,000             242,468
Allied Domecq PLC ......................................        39,155             232,075
BAA PLC ................................................        11,000              88,131
Barclays PLC ...........................................        10,000             331,102
BP Amoco PLC ...........................................        87,000             676,146
BT Group PLC ...........................................        75,000             276,161
Carlton Communications PLC .............................        13,000              45,976
Charter PLC ............................................        33,676              60,285
Compass Group PLC ......................................        18,000             134,915
Dimension Data Holdings PLC ............................        35,000              42,279
Electrocomponents PLC ..................................         5,200              40,565
Emap PLC ...............................................         7,000              74,371
Gallaher Group PLC .....................................        61,000             417,261
GlaxoSmithKline PLC (b) ................................        35,901             900,268
Hilton Group PLC .......................................        28,000              85,985
HSBC Holdings PLC ......................................        31,000             363,644
Invensys PLC ...........................................        89,000             154,464
Kingfisher PLC .........................................        27,000             157,575
Lloyds TSB Group PLC ...................................        33,969             368,809
mmO2 ...................................................        79,000              99,454
National Grid Group PLC ................................        45,000             280,309
P&O Princess Cruises PLC ...............................         6,000              34,929
Prudential PLC .........................................        26,040             301,671
Reckitt Benckiser PLC ..................................        18,000             261,971
Rentokil Initial PLC ...................................        54,000             216,912
Rolls-Royce PLC ........................................        85,000             205,974
Royal Bank of Scotland Group PLC .......................        21,000             511,017
Safeway PLC ............................................        45,000             209,576
Scottish & Southern Energy PLC .........................        23,380             207,565
Scottish Power PLC .....................................        50,000             276,525
Shell Transport & Trading PLC ..........................       103,000             707,554
Smurfit (Jefferson) Group PLC ..........................        63,000             135,242
Vodafone Group PLC .....................................       272,356             712,502
                                                                              ------------
                                                                                 8,853,681
                                                                              ------------
Total International Equities ...........................                        33,066,269
                                                                              ------------
EMERGING MARKETS EQUITY FUND -- 6.59%
Brinson Emerging Markets Equity Fund (b) ...............     1,294,644          10,700,103
                                                                              ------------
Total Equities (Cost $108,325,783) .....................                       111,831,805
                                                                              ------------
                                                               FACE
                                                              AMOUNT              VALUE
                                                            ----------        ------------
BONDS -- 28.09%
U.S BONDS -- 14.51%
U.S. CORPORATE BONDS -- 2.64%
Abitibi - Consolidated Finance LP
  7.875%, due 08/01/09 .................................    $   35,000        $     34,801

Alcoa Inc.
  6.000%, due 01/15/12 .................................        15,000              14,891
Amerada Hess Corp
  6.650%, due 08/15/11 .................................        20,000              19,915
Anadarko Finance Co.
  7.500%, due 05/01/31 .................................        15,000              15,632
AOL Time Warner, Inc.
  6.750%, due 04/15/11 .................................        35,000              35,866
AT&T Wireless Services, Inc.
  7.875%, due 03/01/11 .................................        55,000              58,795
Avon Products, Inc.
  7.150%, due 11/15/09 .................................        50,000              53,169
Bank of America Corp.
  7.400%, due 01/15/11 .................................       125,000             134,027
Bank One Corp.
  7.875%, due 08/01/10 .................................        50,000              55,056
Bombardier Capital, Inc., 144A
  6.125%, due 06/29/06 .................................        30,000              29,218
Burlington Northern Santa Fe Corp.
  6.875%, due 12/01/27 .................................        15,000              14,744
  7.082%, due 05/13/29 .................................        20,000              20,155
Caterpillar, Inc.
  6.550%, due 05/01/11 .................................        25,000              25,944
Cendant Corp., 144A
  6.875%, due 08/15/06 .................................       140,000             135,231
Centex Corp.
  9.750%, due 06/15/05 .................................        85,000              94,034
Citigroup, Inc.
  7.250%, due 10/01/10 .................................       150,000             160,752
Citizens Communications Co.
  9.250%, due 05/15/11 .................................       100,000             111,286
Comcast Cable Communications
  6.750%, due 01/30/11 .................................        30,000              30,130
Continental Airlines, Inc., E.E.T.C.
  6.320%, due 11/01/08 .................................       200,000             174,297
Delhaize America, Inc.
  8.125%, due 04/15/11 .................................        60,000              65,856
Delta Airlines, Inc. 00-1, E.E.T.C.
  7.570%, due 11/18/10 .................................        75,000              74,201
Dominion Resources, Inc., Class B
  7.625%, due 07/15/05 .................................       100,000             106,616
Duke Energy Field Services
  6.875%, due 02/01/11 .................................        15,000              14,909
Duke Energy Field Services LLC
  7.875%, due 08/16/10 .................................        70,000              73,942
El Paso Energy Corp.
  7.800%, due 08/01/31 .................................        50,000              50,458
Energizer Holdings, Inc.
  7.375%, due 12/01/09 .................................        30,000              31,990
EOP Operating Ltd.
  7.875%, due 07/15/31 .................................        20,000              19,937
Equistar Chemicals LP
  8.750%, due 02/15/09 .................................        45,000              43,402
  10.125%, due 09/01/08 ................................        25,000              25,125

--------------------------------------------------------------------------------

                GLOBAL BALANCED FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    FACE
                                                   AMOUNT      VALUE
                                                  --------   ----------
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11 ........................     $135,000   $  135,828
First Data Corp.
  5.625%, due 11/01/11 ......................       55,000       52,565
First Energy Corp.
  6.450%, due 11/15/11 ......................       50,000       48,783
First Union National Bank
  7.800%, due 08/18/10 ......................       70,000       76,853
Ford Motor Credit Co.
  7.375%, due 02/01/11 ......................       60,000       58,971
Ford Motor Credit Co.
  6.875%, due 02/01/06 ......................      165,000      165,238
General Motors Acceptance Corp.
  6.125%, due 09/15/06 ......................      115,000      113,821
  6.875%, due 09/15/11 ......................       70,000       68,569
Goldman Sachs Group, Inc.
  6.875%, due 01/15/11 ......................       25,000       25,605
Harrah's Operating Co., Inc.
  7.125%, due 06/01/07 ......................       50,000       50,596
Household Finance Corp.
  6.750%, due 05/15/11 ......................      135,000      134,238
International Paper Co.
  6.750%, due 09/01/11 ......................       35,000       35,392
Keycorp Capital II
  6.875%, due 03/17/29 ......................       10,000        8,887
Kohls Corp.
  7.250%, due 06/01/29 ......................       10,000       10,536
Kraft Foods, Inc.
  4.625%, due 11/01/06 ......................       15,000       14,675
  6.500%, due 11/01/31 ......................       30,000       29,364
Kroger Co.
  6.800%, due 04/01/11 ......................       25,000       25,642
  7.500%, due 04/01/31 ......................       20,000       20,993
Mirant Americas Generation, Inc.
  7.625%, due 05/01/06 ......................       75,000       68,380
  9.125%, due 05/01/31 ......................       10,000        8,610
Morgan Stanley Dean Witter
  6.750%, due 04/15/11 ......................       70,000       71,615
News America Holdings, Inc.
  7.125%, due 04/08/28 ......................       75,000       68,415
Nisource Finance Corp.
  7.875%, due 11/15/10 ......................       55,000       56,921
Occidental Petroleum Corp.
  8.450%, due 02/15/29 ......................       35,000       39,632
PDVSA Finance Ltd.
  8.500%, due 11/16/12 ......................       15,000       13,650
Progress Energy, Inc.
  7.000%, due 10/30/31 ......................       25,000       24,636
Pure Resources, Inc.
  7.125%, due 06/15/11 ......................       25,000       23,992
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10 ......................      155,000      157,687
Rohm & Haas Co.
  7.850%, due 07/15/29 ......................       15,000       16,706
Sempra Energy
  7.950%, due 03/01/10 ......................       75,000       77,507
Sprint Capital Corp.
  7.625%, due 01/30/11 ......................      110,000      115,538

                                                    FACE
                                                   AMOUNT      VALUE
                                                  --------   ----------
Target Corp.
  7.000%, due 07/15/31 ......................     $ 45,000   $   47,303
Telus Corp.
  8.000%, due 06/01/11 ......................      100,000      106,117
Transocean Sedco Forex, Inc.
  6.625%, due 04/15/11 ......................       70,000       68,684
United Airlines, Inc., E.E.T.C.
  7.811%, due 10/01/09 ......................       70,000       58,416
Valero Energy Corp.
  8.750%, due 06/15/30 ......................       15,000       17,065
Verizon Global Funding Corp.
  7.750%, due 12/01/30 ......................       50,000       55,650
Viacom, Inc.
  8.625%, due 08/01/12 ......................       40,000       46,244
Wells Fargo Bank N.A.
  6.450%, due 02/01/11 ......................      115,000      117,421
Williams Cos, Inc.
  7.125%, due 09/01/11 ......................      110,000      108,024
WorldCom Inc.
  7.500%, due 05/15/11 ......................      110,000      113,154
                                                             ----------
                                                              4,282,302
                                                             ----------
ASSET-BACKED SECURITIES -- 0.54%
Capital One Master Trust
  7.200%, due 08/15/08 ......................      460,000      496,222
Peco Energy Transition Trust, 99-A3,
  Class A7, 7.625%, due 03/01/10 ............      125,000      137,870
Vanderbilt Mortgage Finance
  8.255%, due 05/07/17 ......................      215,000      234,827
                                                             ----------
                                                                868,919
                                                             ----------
CORPORATE MORTGAGE-BACKED SECURITIES -- 2.69%
Bear Stearns Commercial Mortgage
  Securities, 00-WF1, Class A2
  7.780%, due 02/15/10 ......................      350,000      384,382
Bear Stearns Commercial Mortgage
  Securities, 00-WF2, Class A2
  7.320%, due 10/15/32 ......................      440,000      471,535
CS First Boston Mortgage Securities Corp.
  6.238%, due 02/15/34 ......................      340,000      347,878
DLJ Commercial Mortgage Corp., 00-CKP1,
  Class A1B, 7.180%, due 08/10/10 ...........      125,000      132,573
DLJ Commercial Mortgage Corp., 99-CG2,
  Class A1B, 7.300%, due 06/10/09 ...........      145,000      155,056
LB Commercial Conduit Mortgage Trust,
  99-C1, Class A1, 6.410%, due 08/15/07 .....      226,794      235,946
LB Commercial Conduit Mortgage Trust,
  99-C2, Class A2, 7.325%, due 10/15/32 .....       70,000       75,063
Morgan Stanley Dean Witter Capital I
  6.660%, due 02/15/33 ......................       75,000       77,449
  7.570%, due 12/15/09 ......................      350,000      379,870
Norwest Asset Securities Corp., 96-2
  7.000%, due 09/25/11 ......................      435,000      448,733
Norwest Asset Securities Corp., 99-3,
  6.000%, due 01/25/29 ......................      536,964      538,457
Residential Asset Securitization Trust,
  96-A3, Class A11, 7.500%, due 07/25/11 ....      389,800      400,968
Residential Asset Securitization Trust,
  98-A6, Class IA2, 6.750%, due 07/25/28 ....      475,000      485,284

--------------------------------------------------------------------------------
12

                GLOBAL BALANCED FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                FACE
                                               AMOUNT          VALUE
                                             -----------    -----------
Residential Asset Securitization Trust, 98-A9,
  Class 2 A5, 6.800%, due 09/25/28 .......   $   150,000    $   153,988
Salomon Brothers Mortgage Securities VII
  6.592%, due 12/18/33 ...................        80,000         82,134
                                                            -----------
                                                              4,369,316
                                                            -----------
INTERNATIONAL DOLLAR BONDS -- 0.18%
France Telecom S.A., 144A
  8.500%, due 03/01/31 (c) ...............        15,000         17,111
Petroleum Geo-Services
  6.625%, due 03/30/08 ...................        30,000         26,890
  7.500%, due 03/31/07 ...................        55,000         52,312
Tyco International Group S.A .............
  6.750%, due 02/15/11 ...................       115,000        115,462
  7.000%, due 06/15/28 ...................        30,000         29,024
Vodafone Group PLC
  7.750%, due 02/15/10 ...................        50,000         54,915
                                                            -----------
                                                                295,714
                                                            -----------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 3.34%
Fannie Mae Grantor Trust
  7.125%, due 01/15/30 ...................       235,000        261,357
Fannie Mae Grantor Trust, 01-T10,
  Class A2, 7.500%, due 06/19/30 .........       385,640        405,948
Fannie Mae Whole Loan
  7.000%, due 09/25/41 ...................       270,130        275,955
Fannie Mae Whole Loan, 95-W3, Class A
  9.000%, due 04/25/25 ...................        10,945         11,830
Federal Home Loan Mortgage Corp., Gold
  6.500%, due 04/01/29 ...................       686,963        688,520
Federal National Mortgage Association
  6.000%, due 11/01/28 ...................       721,040        705,772
  6.500%, due 03/01/19 ...................       212,614        215,606
  7.500%, due 05/01/31 ...................       137,395        141,817
Federal National Mortgage Association
  (REMIC), 7.500%, due 02/25/29 ..........     1,129,174      1,182,482
Government National Mortgage Association
  6.000%, due 11/20/28 ...................       268,400        262,032
  6.000%, due 02/20/29 ...................       231,980        226,476
  6.000%, due 05/20/29 ...................       577,839        564,130
  7.500%, due 02/15/27 ...................       328,024        339,300
  8.000%, due 12/15/22 ...................       131,291        139,626
  9.000%, due 11/15/04 ...................         4,777          5,155
                                                            -----------
                                                              5,426,006
                                                            -----------
U.S. GOVERNMENT OBLIGATIONS -- 5.12%
U.S. Treasury Bond
  8.000%, due 11/15/21 ...................       530,000        670,678
  8.750%, due 05/15/17 ...................       680,000        893,217
U.S. Treasury Note
  3.625%, due 08/31/03 ...................     2,355,000      2,388,116
  6.250%, due 05/15/30 ...................     1,500,000      1,624,863
  6.500%, due 02/15/10 ...................       860,000        944,791
  7.000%, due 07/15/06 ...................     1,610,000      1,783,830
                                                            -----------
                                                              8,305,495
                                                            -----------
Total U.S. Bonds .........................                   23,547,752
                                                            -----------
HIGH YIELD BOND FUND -- 4.70%
Brinson High Yield Fund (b) ..............       557,402      7,625,984
                                                            -----------
                                                FACE
                                               AMOUNT          VALUE
                                             -----------    -----------
INTERNATIONAL BONDS -- 5.15%
AUSTRIA -- 0.18%
Government of Austria
  3.900%, due 10/20/05 ...................   $   330,000    $   289,379
                                                            -----------
CANADA -- 1.15%
Government of Canada
  4.250%, due 12/01/21 ...................       280,000        220,678
  4.250%, due 12/01/26 ...................       415,000        312,283
  5.750%, due 06/01/02 ...................       315,000        200,345
  5.750%, due 06/01/29 ...................       200,000        126,918
  6.000%, due 09/01/05 ...................       720,000        477,682
  6.000%, due 06/01/08 ...................       130,000         85,625
  6.000%, due 06/01/11 ...................       320,000        209,885
  8.000%, due 06/01/23 ...................       245,000        194,659
Government of Canada, Real Return Bond
  4.250%, due 12/01/21 ...................        50,000         39,407
                                                            -----------
                                                              1,867,482
                                                            -----------
FRANCE -- 0.81%
Government of France
  3.500%, due 07/12/04 ...................       280,000        247,496
  5.500%, due 04/25/07 (c) ...............       290,000        269,442
  5.500%, due 04/25/10 ...................       270,000        248,837
  5.500%, due 04/25/29 (c) ...............       100,000         89,099
Government of France (OAT)
  4.000%, due 10/25/09 ...................       455,000        380,825
  8.500%, due 10/25/19 (c) ...............        65,000         77,774
                                                            -----------
                                                              1,313,473
                                                            -----------
GERMANY -- 0.92%
Bundesrepublik Deutschland
  4.500%, due 07/04/09 (c) ...............       160,000        138,515
  6.500%, due 07/04/27 ...................       190,000        192,513
Government of Germany
  4.000%, due 07/04/09 ...................        80,000         66,957
  5.000%, due 07/04/11 (c) ...............       420,000        373,577
  6.000%, due 01/05/06 ...................       315,000        296,920
Treuhandanstalt
  6.750%, due 05/13/04 (c) ...............       450,000        426,520
                                                            -----------
                                                              1,495,002
                                                            -----------
ITALY --1.20%
Buoni Poliennali Del Tes
  3.250%, due 04/15/04 ...................       760,000        667,846
  4.250%, due 11/01/09 ...................       470,000        397,028
  5.250%, due 11/01/29 (c) ...............       330,000        278,783
  8.750%, due 07/01/06 (c) ...............       395,000        409,596
Government of Italy (BTP)
  12.000%, due 09/01/02 ..................       210,000        197,487
                                                            -----------
                                                              1,950,740
                                                            -----------
MEXICO --0.06%
United Mexican States
  8.375%, due 01/14/11 ...................        85,000         88,188
                                                            -----------
SPAIN -- 0.48%
Government of Spain
  3.000%, due 01/31/03 ...................       120,000        106,593
  3.250%, due 01/31/05 (c) ...............       450,000        391,227
  4.750%, due 07/30/14 ...................       150,000        125,705

--------------------------------------------------------------------------------

                 GLOBAL BALANCED FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                 FACE
                                                                AMOUNT            VALUE
                                                              ----------      ------------
  6.000%, due 01/31/29 .................................      $   50,000      $     47,263
  8.200%, due 02/28/09 (c) .............................         100,000           106,565
                                                                              ------------
                                                                                   777,353
                                                                              ------------
SWEDEN -- 0.21%
Government of Sweden
  5.000%, due 01/15/04 (c) .............................       1,700,000           163,724
  6.750%, due 05/05/14 (c) .............................         250,000            26,360
  8.000%, due 08/15/07 (c) .............................       1,400,000           152,631
                                                                              ------------
                                                                                   342,715
                                                                              ------------
UNITED KINGDOM -- 0.14%
U.K Treasury
  8.000%, due 12/07/15 .................................          80,000           150,379
U.K. Treasury
  8.500%, due 12/07/05 .................................          45,000            73,367
                                                                              ------------
                                                                                   223,746
                                                                              ------------
Total International Bonds ..............................                         8,348,078
                                                                              ------------
EMERGING MARKETS BOND FUND -- 3.73%
Brinson Emerging Markets Debt Fund (b) .................         202,113         6,052,092
                                                                              ------------
Total Bonds (Cost $42,623,986) .........................                        45,573,906
                                                                              ------------
SHORT-TERM INVESTMENTS -- 3.07%
OTHER -- 1.84%
Brinson Supplementary Trust
U.S. Cash Management Prime Fund ........................       2,989,817         2,989,817
                                                                              ------------
U.S.GOVERNMENT OBLIGATIONS  -- 1.23%
U.S. Treasury Bill, due 02/07/02 .......................       2,000,000         1,996,651
                                                                              ------------
Total Short-Term Investments
  (Cost $4,983,074) ....................................                         4,986,468
                                                                              ------------
Total Investments
  (Cost $155,932,843) -- 100.08% (a) ...................                       162,392,179
Total Cash Collateral
  Received for Securities Loaned
  (Cost $22,118,595) -- 13.55% (a) .....................                        21,982,479
Liabilities, less cash and
  other assets  -- (13.63%).............................                       (22,112,780)
                                                                              ------------
Net Assets -- 100%......................................                      $162,261,878
                                                                              ============
CASH COLLATERAL RECEIVED FOR SECURITIES LOANED -- 13.55%
COMMERCIAL PAPER  -- 9.04%
Abbot Laboratories
  1.781%, due 01/11/02 .................................      $ 500,000$      $    499,775
BMW U.S. Capital Corp.
  1.750%, due 01/02/02 .................................         424,000           423,954
Cargill Inc.
  1.729%, due 01/02/02 .................................         500,000           500,000
Centex Corp.
  2.539%, due 01/10/02 .................................         300,000           299,844
Coca-Cola Enterprises
  1.850%, due 01/10/02 .................................         250,000           249,872
Corning, Inc.
  3.005%, due 01/23/02 .................................         400,000           399,520
Cox Communications, Inc.
  2.641%, due 01/11/02 .................................         380,000           379,802
Delaware Funding Corp.
  1.791%, due 01/11/02 .................................         500,000           499,775

                                                                 FACE
                                                                AMOUNT            VALUE
                                                              ----------      ------------
Disney Walt Co.
  2.615%, due 01/30/02 .................................      $1,000,000      $    998,510
Eastman Kodak Co.
  3.154%, due 01/16/02 .................................       1,000,000           999,290
Exxon Imperial U.S., Inc.
  1.771%, due 01/03/02 .................................         500,000           499,975
FPL Group Capital
  2.031%, due 01/07/02 .................................         400,000           399,900
Federal Home Loan Mortgage Corp.
  1.721%, due 01/09/02 .................................       1,000,000           999,670
General Mills, Inc
  2.539%, due 01/08/02 .................................         285,000           284,906
Giro Multi-Funding Corp.
  2.021%, due 01/22/02 .................................         400,000           399,592
Goldman Sachs Group
  1.750%, due 01/02/02 .................................         424,000           424,000
National Rural Utilities Corp.
  1.927%, due 01/07/02 .................................         400,000           399,847
Philip Morris Cos.
  1.753%, due 02/01/02 .................................         570,000           569,139
Pitney Bowes, Inc.
  1.670%, due 01/02/02 .................................         500,000           499,945
Preferred Receivables Funding
  1.801%, due 01/17/02 .................................         424,000           423,682
Qunicy Cap Corp.
  1.999%, due 01/14/02 .................................         321,000           320,789
Safeway, Inc.
  2.542%, due 01/15/02 .................................         365,000           364,726
Sprint Cap Corp.
  2.903%, due 01/15/02 .................................         400,000           399,700
Sunoco Inc.
  2.590%, due 01/14/02 .................................         300,000           299,799
Time Warner Entertainment Co.
  2.244%, due 01/10/02 .................................         400,000           399,792
Triple A One Plus Fund
  1.769%, due 01/02/02 .................................         424,000           424,000
Tyco Intl., S.A.
  2.233%, due 01/08/02 .................................         380,000           379,878
U.S.A. Education Inc.
  1.800%, due 01/02/02 .................................         424,000           424,000
Variable Funding Capital Corp.
  1.851%, due 01/10/02 .................................         500,000           499,744
Williams Holdings of Delaware, Inc.
  3.162%, due 02/15/02 .................................       1,000,000           997,480
                                                                              ------------
                                                                                14,660,906
                                                                              ------------
CORPORATE DEBT OBLIGATIONS -- 4.51%
Columbia Gas System, Inc.
  6.610%, due 11/28/02 .................................       1,000,000         1,025,852
Ford Motor Credit Co.
  6.500%, due 02/28/02 .................................       1,200,000         1,207,064
Pacific Gas & Electric, FRN
  0.000%, due 12/01/49 (d) .............................       2,000,000         1,850,000
Petro Geo-Services, FRN
  4.437%, due 03/20/02 .................................       2,000,000         1,994,750
Ultramar Credit Corp.
  8.625%, due 07/01/02 .................................       1,210,000         1,243,907
                                                                              ------------
                                                                                 7,321,573
                                                                              ------------
                                                                              $ 21,982,479
                                                                              ============

--------------------------------------------------------------------------------
14

                 GLOBAL BALANCED FUND -- SCHEDULE OF INVESTMENTS


DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $178,051,438; and net unrealized appreciation consisted of:

      Gross unrealized appreciation ................   $12,033,208
      Gross unrealized depreciation ................    (5,709,988)
                                                       -----------
               Net unrealized appreciation..........   $ 6,323,220
                                                       ===========

(b)  Non-income producing security.
(c)  Security, or portion thereof, was on loan at December 31, 2001.
(d)  Security is in default.

% Represents a percentage of net assets
E.E.TC:  Enhanced Equipment Trust Certificate
FRN: Floating rate note -- The rate disclosed is that in effect at December 31, 2001.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2001, the value of these securities amounted to $317,388 or 0.20% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
Global Balanced Fund had the following open forward foreign currency contracts as of December 31, 2001:

                                                                              SETTLEMENT      LOCAL        CURRENT     UNREALIZED
                                                                                 DATE        CURRENCY       VALUE      GAIN/(LOSS)
                                                                              ----------     --------      -------     -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar (AUD) .....................................................   01/25/02    20,100,000   $10,273,253   $ (68,094)
British Pound (GBP) .........................................................   01/25/02       850,000     1,235,383      17,534
Canadian Dollar (CAD) .......................................................   01/25/02     9,400,000     5,887,644    (203,764)
Euro (EUR) ..................................................................   01/25/02    28,250,000    25,177,004     236,519
Swedish Krone (SEK) .........................................................   01/25/02    27,200,000     2,589,600      21,576
Swiss Franc (CHF) ...........................................................   01/25/02     1,400,000       843,281      24,591

FORWARD FOREIGN CURRENCY SALE CONTRACTS
British Pound (GBP) .........................................................   01/25/02     6,738,000     9,793,033    (181,317)
Euro (EUR) ..................................................................   01/25/02     4,430,000     3,948,086      80,207
Japanese Yen (JPY) ..........................................................   01/25/02   450,000,000     3,437,467     279,899
                                                                                                                       ---------
     Total net unrealized gain on Forward Foreign Currency Contracts.........                                          $ 207,151
                                                                                                                       =========

FUTURES CONTRACTS
Global Balanced Fund had the following open futures contracts as of December 31, 2001:

                                                             EXPIRATION     COST/       CURRENT       UNREALIZED
                                                                DATE      PROCEEDS       VALUE           LOSS
                                                             -----------  --------      -------       -----------
U.S. INTEREST RATE FUTURES BUY CONTRACTS
5 year U.S. Treasury Notes, 103 contracts ................   March 2002   $10,959,760   $10,900,297   $ (59,463)
10 year U.S. Treasury Notes, 7 contracts .................   March 2002       742,596       735,984      (6,612)
30 year U.S. Treasury Bonds, 23 contracts ................   March 2002     2,370,794     2,335,219     (35,575)

INDEX FUTURES SALE CONTRACTS
Standard & Poor's 500, 43 contracts ......................   March 2002    12,215,999    12,353,900    (137,901)
                                                                                                      ----------
     Total net unrealized loss on Future Contracts........                                            $(239,551)
                                                                                                      ==========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2001 was $1,996,651.


--------------------------------------------------------------------------------
                 See accompanying notes to financial statements.              15

GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

For the six months ended December 31, 2001, Class Y (formerly Class I) shares of Global Equity Fund declined 2.7%, outperforming the 6.9% decline of its benchmark, the MSCI World Equity (Free) Index.

The six-month period was challenging for global equity investors, and most regions and economic sectors produced negative returns. Returns were affected by a continued slowdown in economies around the globe. As corporate capital spending was cut in most industries, earnings were revised down repeatedly and investors lost confidence in projected long-term growth rates. This led to negative investment returns for the period. The U.S. Federal Reserve and the European Central Bank (ECB) continued to cut rates to stave off a recession that materialized nonetheless. Low interest rates helped buoy consumer spending on U.S. housing and aggressive incentives supported auto sales in North America, but the ECB was less successful in supporting the European consumer. Japan's recession continued, marked by rampant deflation and pressure on the banking system. The world economic picture was already poor at the time of the events of September 11. Following the attacks, U.S. consumer spending dipped down but then recovered as sentiment improved to previous levels and investors began to look ahead to a possible recovery in 2002.

In this difficult investment environment, the Fund benefited from successful stock selection in a variety of industries and regions. Stock selection was the key to helping the Fund outperform its benchmark.

Early in the period, we had overweighted the Fund, relative to its benchmark, in defensive sectors, which tend to be less affected by economic downturns. Our defensive strategy included focusing on select companies in the utility, food and beverage and financial sectors. This defensive stance aided performance overall during the period but was less helpful in the fourth quarter of 2001, when cyclical stocks -- those that tend to do well during periods of economic recovery -- were in favor with investors. While we had repositioned the Fund to take advantage of cyclical sectors, we maintained an underweight; therefore, the Fund did not benefit as much as it could have from investments in cyclical companies. Among the cyclical sectors in the Fund, an early overweighing in materials, especially paper companies, was well rewarded.

Going into the six-month period, the Fund was significantly underweighted, relative to its benchmark, in the poor performing technology hardware, software, telecommunication services and consumer durable sectors. As time went on, we raised the Fund's commitment to the technology sector because stocks had reached attractive valuations. We favored software companies and telecommunications services companies, which we believe should benefit from restructuring programs.

The Fund's geographic diversification reflected our views on stock valuations and potential for return in various regions. We overweighted the Fund in the United Kingdom (UK) and Australia/New Zealand, which we found attractive and which aided performance. We were underweighted to the U.S. as we believe that the market contains some of the most aggressively valued stocks. We underweighted investment in Japan, as there appeared to be no solution to the financial problems of its troubled economy.

The Fund's currency strategy benefited performance, as we maintained an underweighting to the Japanese yen and an overweighting to the Australian dollar. We also overweighted the euro and underweighted the British pound. These positions were moderated at the end of the year.

We continue to reposition the Fund as opportunities arise in sectors that will benefit from an eventual recovery. At this time, however, evidence of a recovery is scant and many stocks appear to discount a boom scenario that we do not believe will come about.

--------------------------------------------------------------------------------
16

GLOBAL EQUITY FUND

--------------------------------------------------------------------------------

TOTAL RETURN

                                       6 MONTHS     1 YEAR      3 YEARS     5 YEARS  INCEPTION*
                                         ENDED       ENDED       ENDED       ENDED       TO
                                       12/31/01    12/31/01    12/31/01    12/31/01   12/31/01
-----------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND CLASS A+             -3.04%      -9.55%        0.51%        N/A       2.79%
-----------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND CLASS B+               N/A         N/A          N/A         N/A       1.25
-----------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND CLASS C+               N/A         N/A          N/A         N/A       1.06
-----------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND CLASS Y              -2.74       -9.03         0.86        5.31%      7.48
-----------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index          -6.92      -16.63        -3.21        5.55       7.64
-----------------------------------------------------------------------------------------------

* INCEPTION DATE OF GLOBAL EQUITY FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATE OF CLASSES B AND C ARE 12/11/01 AND 11/27/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) IS 1/28/94. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEAREST MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 1/31/94.
+    RETURNS DO NOT INCLUDE SALES CHARGES.
TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.


--------------------------------------------------------------------------------

GLOBAL EQUITY FUND

--------------------------------------------------------------------------------

GEOGRAPHIC ALLOCATION


AS OF DECEMBER 31, 2001 (UNAUDITED)
-----------------------------------
United States                 53.0%
United Kingdom                11.6
Japan                          8.7
France                         4.3
Netherlands                    3.6
Australia                      2.7
Switzerland                    2.6
Sweden                         2.2
Italy                          1.8
Finland                        1.7
Germany                        1.4
Singapore                      1.0
Hong Kong                      1.0
Canada                         0.9
Spain                          0.9
Belgium                        0.6
Portugal                       0.6
Denmark                        0.6
Ireland                        0.5
Norway                         0.3
-----------------------------------
Total                        100.0%


TOP TEN U.S. EQUITY HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                      PERCENTAGE OF
                                       NET ASSETS
---------------------------------------------------
Johnson & Johnson                         2.1%
American Home Products Corp.              2.0
Citigroup, Inc.                           1.9
Microsoft Corp.                           1.8
Abbott Laboratories, Inc.                 1.6
SBC Communications, Inc.                  1.5
Wells Fargo & Co.                         1.4
American International Group, Inc.        1.3
Baxter International, Inc.                1.2
AOL Time Warner, Inc.                     1.2
---------------------------------------------------
Total                                    16.0%


TOP TEN INTERNATIONAL EQUITY HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                      PERCENTAGE OF
                                       NET ASSETS
---------------------------------------------------
Total Fina S.A., Class B                  1.5%
Shell Transport & Trading PLC             1.4
Westpac Banking Corp., Ltd.               1.0
UPM-Kymmene Oyj                           0.9
Elsevier NV                               0.9
Nestle S.A. (Reg.)                        0.9
Rohm Co.                                  0.9
Gallaher Group PLC                        0.8
GlaxoSmithKline PLC                       0.8
Aventis S.A., Class A                     0.8
---------------------------------------------------
Total                                     9.9%


--------------------------------------------------------------------------------
18

GLOBAL EQUITY FUND

--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

U.S. EQUITIES
Energy ..............................     3.56%
Capital Investment
   Electronic Components ............     0.30
   Technology .......................     1.50
                                        ------
                                          1.80
Basic Industries
   Chemicals ........................     1.50
   Metals ...........................     1.85
                                        ------
                                          3.35
Computers
   Software .........................     3.43
   Systems ..........................     0.91
                                        ------
                                          4.34
Consumer
   Food & House Products ............     3.41
   Health: Drugs ....................     6.71
   Health: Non-Drugs ................     3.30
   Recreation .......................     0.23
   Retail/Apparel ...................     1.01
                                        ------
                                         14.66
Financial
   Banks ............................     4.28
   Non-Banks ........................     4.59
                                        ------
                                          8.87
Telecommunications ..................     3.51
Transportation ......................     1.54
Services/Misc .......................     6.15
Utilities ...........................     0.78
                                        ------
         Total U.S. Equities ........    48.56

INTERNATIONAL EQUITIES
Appliances & Household Durables .....     0.44%
Banking .............................     5.72
Beverages and Tobacco ...............     1.43
Broadcasting & Publishing ...........     1.81
Building Materials ..................     0.38
Business & Public Service ...........     0.39
Chemicals ...........................     1.69
Construction ........................     0.64
Data Processing .....................     0.20
Electric Components .................     2.65
Electronics .........................     0.15
Energy ..............................     3.91
Financial Services ..................     4.36
Food & House Products ...............     2.26
Forest Products .....................     0.88
Health: Drugs .......................     3.09
Health: Non-Drugs ...................     1.08
Housing/Paper .......................     0.75
Industrial Components ...............     0.42
Insurance ...........................     1.61
Machinery & Engineering .............     0.21
Merchandising .......................     0.18
Multi-Industry ......................     0.44
Real Estate .........................     0.45
Recreation ..........................     0.64
Retail/Apparel ......................     0.83
Services/Miscellaneous ..............     0.69
Telecommunications ..................     2.26
Textiles & Apparel ..................     0.37
Transportation ......................     2.06
Utilities ...........................     1.11
                                        ------
         Total International Equities    43.10
SHORT-TERM INVESTMENTS ..............     0.98
                                        ------
   TOTAL INVESTMENTS ................    92.64
CASH AND OTHER ASSETS,
   LESS LIABILITIES .................     7.36
                                        ------
NET ASSETS ..........................   100.00%
                                        ======


--------------------------------------------------------------------------------

GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                 SHARES        VALUE
                                                --------    ----------
EQUITIES -- 91.66%
U.S. EQUITIES -- 48.56%
Abbott Laboratories, Inc. ................        16,400     $  914,300
Advanced Micro Devices, Inc. (b) .........         8,500        134,810
Allergan, Inc. ...........................         4,800        360,240
American Electric Power Co., Inc. ........         4,180        181,955
American Home Products Corp. .............        18,100      1,110,616
American International Group, Inc. .......         9,447        750,092
AOL Time Warner, Inc. ....................        20,900        670,890
Ascential Software Corp. .................           759          3,074
AT&T Corp. ...............................        18,500        335,590
Bank of New York Co., Inc. ...............         5,800        236,640
Baxter International, Inc. ...............        12,600        675,738
BEA Systems, Inc. (b) ....................        15,000        231,000
Burlington Northern Santa Fe Corp. .......        20,800        593,424
Cephalon, Inc. (b) .......................         4,500        340,133
CIGNA Corp. ..............................         1,900        176,035
Cisco Systems, Inc. (b) ..................        11,000        199,210
Citigroup, Inc. ..........................        20,900      1,055,032
CMS Energy Corp. .........................         6,600        158,598
Compaq Computer Corp. ....................        12,100        118,096
Computer Sciences Corp. (b) ..............         8,700        426,126
Compuware Corp. (b) ......................        16,300        192,177
Conoco, Inc. .............................         6,200        175,460
Dominion Resources, Inc. .................         3,000        180,300
E.I. du Pont de Nemours & Co. ............         9,100        386,841
Eli Lilly & Co. ..........................         3,200        251,328
EMC Corp. (b) ............................        16,800        225,792
Exelon Corp. .............................         4,450        213,066
Exxon Mobil Corp. ........................        14,500        569,850
Federated Department Stores, Inc. (b) ....         5,700        233,130
FedEx Corp. (b) ..........................         5,400        280,152
First Data Corp. .........................         4,404        345,494
FirstEnergy Corp. ........................         4,807        168,149
FleetBoston Financial Corp. ..............         7,200        262,800
FPL Group, Inc. ..........................         4,600        259,440
Freddie Mac ..............................         3,700        241,980
General Electric Co. .....................        13,700        549,096
GreenPoint Financial Corp. ...............        12,400        443,300
Household International, Inc. ............         4,100        237,554
Illinois Tool Works, Inc. ................         7,100        480,812
Ingersoll-Rand Co. .......................         5,800        242,498
International Business Machines Corp. ....         2,600        314,496
Johnson & Johnson ........................        20,202      1,193,938
JP Morgan Chase & Co. ....................        13,300        483,455
Kroger Co. (b) ...........................        27,700        578,099
Masco Corp. ..............................        23,200        568,400
McGraw-Hill Companies, Inc. ..............         7,300        445,154
Merck & Co., Inc. ........................         6,100        358,680
Microsoft Corp. (b) ......................        15,100      1,000,375
Morgan Stanley Dean Witter & Co. .........         2,300        128,662
Motorola, Inc. ...........................         9,400        141,188
Nextel Communications, Inc. (b) ..........        18,400        201,664
Omnicom Group ............................         3,500        312,725
Oracle Corp. (b) .........................        11,900        164,339
Pfizer, Inc. .............................         7,001        278,990
Philip Morris Companies, Inc. ............        13,000        596,050
Praxair, Inc. ............................         6,000        331,500
Principal Financial Group, Inc. ..........        10,500        252,000

                                                 SHARES        VALUE
                                                --------    ----------
Proctor & Gamble Co. .....................         3,100     $  245,303
RadioShack Corp. .........................        11,200        337,120
Rational Software Corp. ..................         6,100        118,950
Royal Caribbean Cruises Ltd. .............         7,900        127,980
Sanmina Corp. (b) ........................         8,676        172,652
Sapient Corp. (b) ........................        33,900        261,708
Sara Lee Corp. ...........................        12,181        270,784
SBC Communications, Inc. .................        21,700        849,989
Schlumberger Ltd. ........................         4,100        225,295
SICOR, Inc. ..............................        12,800        200,704
Siebel Systems, Inc. .....................         7,300        204,254
Tyco International Ltd. ..................         4,400        259,160
United Technologies Corp. ................         4,300        277,909
U.S. Bancorp .............................        11,000        230,230
Verizon Communications, Inc. .............         9,700        460,362
Viacom, Inc., Class A ....................         4,960        219,480
Viacom, Inc., Class B (b) ................         7,800        344,370
Wells Fargo & Co. ........................        17,800        773,410
                                                             ----------
Total U.S. Equities ......................                   27,540,193
                                                             ----------
INTERNATIONAL EQUITIES -- 43.10%
AUSTRALIA -- 2.45%
Mayne Nickless Ltd. ......................        39,250        138,233
National Australia Bank Ltd., Preferred ..        11,300        337,870
News Corp., Ltd., Preferred ..............        31,400        209,761
QBE Insurance Group Ltd. .................        31,119        122,341
Westpac Banking Corp., Ltd. ..............        72,254        582,726
                                                             ----------
                                                              1,390,931
                                                             ----------
BELGIUM -- 0.58%
Electrabel S.A. ..........................           520        108,344
Fortis ...................................         8,572        222,488
                                                             ----------
                                                                330,832
                                                             ----------
CANADA -- 0.79%
Nortel Networks Corp. ....................        15,500        115,549
NOVA Chemicals Corp. .....................        17,300        333,255
                                                             ----------
                                                                448,804
                                                             ----------
DENMARK -- 0.53%
Novo Nordisk A/S .........................         7,379        301,773
                                                             ----------
FINLAND -- 1.58%
Nokia Oyj ................................         8,900        229,495
Stora Enso Oyj ...........................        13,000        166,452
UPM-Kymmene Oyj ..........................        15,100        500,828
                                                             ----------
                                                                896,775
                                                             ----------
FRANCE -- 3.99%
Aventis S.A., Class A ....................         6,679        474,272
Banque Nationale de Paris ................         5,162        461,923
Cie de Saint Gobain ......................         1,426        215,216
Groupe Danone ............................         1,100        134,183
Total Fina S.A., Class B .................         5,939        848,210
Unibail S.A. .............................         2,510        127,501
                                                             ----------
                                                              2,261,305
                                                             ----------
GERMANY -- 1.25%
Bayer AG .................................        13,390        425,632
Muenchener Rueckver AG ...................         1,038        281,892
                                                             ----------
                                                                707,524
                                                             ----------

--------------------------------------------------------------------------------
20

GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES       VALUE
                                                --------    ----------
HONG KONG -- 0.88%
Esprit Holdings Ltd. .....................        89,000     $  100,437
Hong Kong Electric Holdings Ltd. .........        71,943        267,552
Sun Hung Kai Properties Ltd. .............        16,000        129,266
                                                             ----------
                                                                497,255
                                                             ----------
IRELAND -- 0.47%
CRH PLC ..................................        15,247        268,125
                                                             ----------
ITALY -- 1.67%
Assicurazioni Generali Spa ...............         7,000        194,463
ENI Spa ..................................        34,500        432,521
San Paolo-imi Spa ........................        30,000        321,880
                                                             ----------
                                                                948,864
                                                             ----------
JAPAN -- 8.05%
AIFUL Corp. ..............................         2,050        132,642
Benesse Corp. ............................         3,700         95,987
Fast Retailing Co., Ltd ..................         1,000         88,967
Fuji Photo Film Co., Ltd. ................         7,000        249,962
Hirose Electric Co., Ltd. ................         1,400         95,391
Hoya Corp. ...............................         1,600         95,590
Kao Corp. ................................         5,000        103,960
Minebea Co., Ltd. ........................        37,000        199,313
Mitsubishi Corp. .........................        39,000        253,235
Mitsui Mining & Smelting Co., Ltd. .......        43,000        141,080
Mizuho Holdings, Inc. ....................            63        128,346
Murata Manufacturing Co., Inc. ...........         4,500        269,876
Nippon Telegraph & Telephone Corp. .......            65        211,773
Nomura Holdings, Inc. ....................        11,000        141,004
Ono Pharmaceutical Co., Ltd. .............         7,000        210,438
Orix Corp. ...............................         2,700        241,859
Rohm Co. .................................         3,800        493,194
Sekisui House Ltd. .......................        13,000         94,232
Sony Corp. ...............................         5,500        251,373
Takeda Chemical Industries Ltd. ..........         5,000        226,232
Takefuji Corp. ...........................         3,400        245,933
Toyota Motor Corp. .......................        13,500        341,981
West Japan Railway Co. ...................            10         44,712
Yasuda Fire & Marine Insurance Co., Ltd. .        36,000        206,013
                                                             ----------
                                                              4,563,093
                                                             ----------
NETHERLANDS -- 3.33%
ABN AMRO Holdings NV .....................        15,454        248,923
Aegon NV .................................         2,574         69,674
Akzo Nobel NV ............................         3,900        174,149
Elsevier NV ..............................        42,039        497,091
Philips Electronics NV ...................        11,967        355,678
Royal Dutch Petroleum Co. ................         2,400        121,593
TNT Post Group NV ........................        10,242        221,603
Wolters Kluwer NV ........................         8,752        199,495
                                                             ----------
                                                              1,888,206
                                                             ----------
NORWAY -- 0.29%
Telenor ASA ..............................        38,000        163,536
                                                             ----------
PORTUGAL -- 0.54%
Electricidade de Portugal S.A. ...........       139,900        303,944
                                                             ----------
SINGAPORE -- 0.89%
DBS Group Holdings Ltd. ..................        40,000        298,944
Singapore Press Holdings Ltd. ............        10,046        118,604
Singapore Telecommunications Ltd. ........        92,280         87,957
                                                             ----------
                                                                505,505
                                                             ----------

                                                 SHARES       VALUE
                                                --------    ----------
SPAIN -- 0.78%
Banco Santander Central Hispano S.A. .....        52,910     $  443,316
                                                             ----------
SWEDEN-- 1.99%
Sandvik AB ...............................        11,000        235,421
Svenska Cellulosa AB .....................         9,470        259,101
Svenska Handelsbanken AB .................        20,700        303,898
Swedish Match AB .........................        62,830        332,428
                                                             ----------
                                                              1,130,848
                                                             ----------
SWITZERLAND -- 2.38%
Givaudan S.A. (Reg.) (b) .................           502        152,992
Nestle S.A. (Reg.) .......................         2,314        493,378
Roche Holding AG (Gen.) ..................         5,058        361,003
Swiss Re (Reg.) ..........................         3,373        339,270
                                                             ----------
                                                              1,346,643
                                                             ----------
UNITED KINGDOM -- 10.66%
Abbey National PLC .......................        21,000        299,520
Barclays PLC .............................        13,000        430,432
BP PLC ...................................        26,000        202,067
BT Group PLC .............................        57,800        212,828
Compass Group PLC ........................        20,000        149,905
Dimension Data Holdings PLC ..............        33,000         39,863
Dixons Group PLC .........................        24,052         82,262
Gallaher Group PLC .......................        70,000        478,824
GlaxoSmithKline PLC ......................        19,000        476,452
Hilton Group PLC .........................        37,000        113,622
HSBC Holdings PLC ........................        25,000        293,262
Invensys PLC .............................        69,000        119,753
Kingfisher PLC ...........................        39,000        227,609
Lloyds TSB Group PLC .....................         8,220         89,246
mm02 .....................................        57,760         72,715
Prudential PLC ...........................        16,000        185,359
Reckitt Benckiser PLC ....................        10,000        145,539
Rentokil Initial PLC .....................        52,800        212,091
Rolls-Royce PLC ..........................       102,000        247,169
Safeway PLC ..............................        55,000        256,149
Scottish & Southern Energy PLC ...........        28,650        254,352
Scottish Power PLC .......................        67,000        370,543
Shell Transport & Trading PLC ............       114,000        783,117
Vodafone Group PLC .......................       116,188        303,956
                                                            -----------
                                                              6,046,635
                                                            -----------
Total International Equities .............                   24,443,914
                                                            -----------
Total Equities (Cost $46,901,231) ........                   51,984,107
                                                            -----------
SHORT-TERM INVESTMENTS -- 0.98%
OTHER -- 0.98%
Brinson Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $557,333) ........................       557,333        557,333
                                                            -----------
Total Investments
  (Cost $47,458,564) -- 92.64% (a) .......                   52,541,440
Cash and other assets,
  less liabilities -- 7.36% ..............                    4,170,408
                                                            -----------
Net Assets -- 100% .......................                  $56,711,848
                                                            ===========

--------------------------------------------------------------------------------

GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a)  Aggregate cost for federal income tax
     purposes was $47,458,564; and net
     unrealized appreciation consisted of:

            Gross unrealized appreciation .............     $ 7,110,215
            Gross unrealized depreciation .............      (2,027,339)
                                                            -----------
                     Net unrealized appreciation ......     $ 5,082,876
                                                            ===========

(b) Non-income producing security.

% Represents a percentage of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
Global Equity Fund had the following open forward foreign currency contracts as of December 31, 2001:


                                                                       SETTLEMENT        LOCAL        CURRENT    UNREALIZED
                                                                          DATE         CURRENCY        VALUE     GAIN/(LOSS)
                                                                       ----------     -----------    ----------  -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar (AUD) ............................................    01/25/02        7,375,000    $3,769,435   $ (34,315)
Canadian Dollar (CAD) ..............................................    01/25/02        4,500,000     2,818,553       5,103
Euro (EUR) .........................................................    01/25/02        7,850,000     6,996,088     107,353
Hong Kong Dollar (HKD) .............................................    01/25/02        1,100,000       141,052          (7)
Swedish Krona (SEK) ................................................    01/25/02        4,500,000       428,426       7,374
Swiss Franc (CHF) ..................................................    01/25/02          700,000       421,640         461

FORWARD FOREIGN CURRENCY SALE CONTRACTS
British Pound (GBP) ................................................    01/25/02        2,500,000     3,633,481    (108,480)
Euro (EUR) .........................................................    01/25/02          300,000       267,366       3,336
Hong Kong Dollar (HKD) .............................................    01/25/02        4,200,000       538,561          18
Japanese Yen (JPY) .................................................    01/25/02      378,000,000     2,887,472     164,787
Singapore Dollar (SGD) .............................................    01/25/02          550,000       297,920       1,644
                                                                                                                  ---------
  Total net unrealized gain on Forward Foreign Currency Contracts ..                                              $ 147,274
                                                                                                                  =========

--------------------------------------------------------------------------------
22               See accompanying notes to financial statements.

GLOBAL TECHNOLOGY FUND

--------------------------------------------------------------------------------

For the six months ended December 31, 2001, Global Technology Fund Class Y (formerly Class I) shares declined 15.9%. The Fund's benchmark, the Morgan Stanley High Tech Index, declined 12.5% for the same period.

Technology companies around the world struggled during the six months ended December 31, 2001, as a global economic downturn held back demand for computers, software and communications equipment. During the period, the Fund continued to be focused on the long-term global demand trends for technology infrastructure, information services, wireless communications and productivity enhancing technologies.

Technology stocks generated wide swings in performance during the six-month period. In July, August and September 2001, technology stocks declined sharply. In October, November and December, however, technology stocks rallied strongly. As with all stocks, the events of September 11 had a negative impact on technology shares, but the September 11 attacks were not the only reason for the volatility in the technology sector. A worldwide pullback in corporate capital spending for technology products was also a factor in technology's difficulties. For example, in August semiconductor sales had their biggest decline in history. They were down 48% over the previous August. Deteriorating global economic growth also contributed to the sell-off in the technology sector. During the period, the U.S. Federal Reserve and central banks overseas aggressively trimmed interest rates in order to stimulate economic growth, but most economies remained on a downward course. The prospect of a delayed economic recovery coupled with an interruption in business activity after September 11 sent technology stock prices -- particularly those of internet and semiconductor stocks -- to significantly lower levels. All areas of the broad technology sector declined. However, the stock of wireless communication companies fell less dramatically because sales of mobile telephones rose in the post-attack environment. Computer data storage, communications equipment and computer hardware companies also had less severe losses, because investors believed that a focus on corporate and government security would increase spending on redundant systems. In the third quarter of 2001 major technology indices fell between 30% and 50%.

In the fourth quarter of 2001, technology stocks rebounded strongly. A 30% quarterly rise in the Nasdaq Composite Index was fueled by many of the technology and telecommunications stocks that had performed poorly during the year. One reason for the upturn in technology shares was that strong holiday sales of technology products helped earnings and stock prices. However, technology's rebound in the fourth quarter of 2001 was not strong enough to overtake previous months' decline. As a result, most technology indices finished the six month period with negative returns.

Technology companies around the world have weathered a difficult period, and there are reasons to believe that the worst may be behind them. Recent economic data suggest that the United States may be emerging from recession, and an upturn in the U.S. economy may lead to a rebound in overseas economies over the next several quarters. Interest rates in the United States and in other countries are relatively low, energy prices are at moderate levels and inflation remains under control. All of these factors bode well for the economic and investment environment.

Over the next several months, many investors expect an upturn in the two-year slump in technology. The long-term trend for relatively strong demand for wireless communications, broadband communications and business productivity tools, such as computers, remains intact. Corporate spending on information technology is likely to recover, and pent-up demand for the upgrading of corporate personal computers, servers, storage, networks and software has not abated despite crisis-driven spending delays. It is also likely that there will be some spending acceleration, particularly in areas related to business continuity, disaster recovery planning, security and surveillance.

As demand for technology products accelerates, the Fund is well positioned to take advantage of growth trends in personal computers, software, semiconductors, telecommunications services, storage, wireless and mobile devices over the next few years. There are reasons for optimism about the resiliency about the global economy and about the long-term prospects for technology investments.

--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND

--------------------------------------------------------------------------------

TOTAL RETURN

                                                                      6 MONTHS     1 YEAR   INCEPTION*
                                                                        ENDED       ENDED       TO
                                                                      12/31/01    12/31/01   12/31/01
------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY FUND CLASS A+                                        -15.03%     -26.24%     -35.73%
------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY FUND CLASS Y                                         -15.86      -26.95      -36.01
------------------------------------------------------------------------------------------------------
Morgan Stanley High Tech Index                                         -12.49      -24.12      -30.75
------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF GLOBAL TECHNOLOGY FUND CLASS A (FORMERLY CLASS N) AND CLASS Y (FORMERLY CLASS I) IS 5/26/00. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEAREST MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 5/31/02.

+    RETURNS DO NOT INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.


TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                     PERCENTAGE OF
                                      NET ASSETS
--------------------------------------------------
Microsoft Corp.                             4.7%
Dell Computer Corp.                         4.5
PeopleSoft, Inc.                            3.8
Micron Technology, Inc.                     3.8
Computer Associates International, Inc.     3.6
QUALCOMM, Inc.                              3.5
Yahoo, Inc.                                 3.3
Intel Corp.                                 3.2
Cisco Systems, Inc.                         3.0
Motorola, Inc.                              3.0
--------------------------------------------------
Total                                      36.4%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

U.S. EQUITIES
Computers
   Software ............................      23.24%
   Systems .............................      19.77
                                            -------
                                              43.01

Electronic Components ..................      22.13
Internet Services ......................       4.51
Services/Miscellaneous .................       7.15
Telecommunications .....................      14.19
Nasdaq 100-Index Trading Stock .........       2.32
                                            -------
         Total U.S. Equities ...........      93.31

INTERNATIONAL EQUITIES
Computer Systems .......................       1.76%
Electronic Components ..................       1.13
Telecommunications .....................       1.77
                                            -------
         Total International Equities ..       4.66

SHORT-TERM INVESTMENTS .................       4.68
                                            -------
         TOTAL INVESTMENTS .............     102.65
LIABILITIES, LESS CASH AND
   OTHER ASSETS ........................      (2.65)
                                            -------
NET ASSETS .............................     100.00%
                                            =======

--------------------------------------------------------------------------------
24

GLOBAL TECHNOLOGY FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                             SHARES      VALUE
                                            -------  ------------
EQUITIES -- 97.97%
U.S. EQUITIES -- 93.31%
ADC Telecom, Inc. (b) ....................     550  $       2,530
Advent Software, Inc. (b) ................     250         12,488
Agilent Technologies, Inc. (b) ...........     369         10,520
Amkor Technologies, Inc. (b) .............     950         15,228
AOL Time Warner, Inc. (b) ................   1,450         46,545
Applied Materials, Inc. (b) ..............     950         38,095
Atmel Corp. (b) ..........................     800          5,896
Automatic Data Processing, Inc. ..........     100          5,890
BEA Systems, Inc. (b) ....................     250          3,850
Borland Software Corp. (b) ...............   2,350         36,801
Broadcom Corp. (b) .......................   1,050         42,913
CIENA Corp. (b) ..........................     250          3,578
Cisco Systems, Inc. (b) ..................   2,800         50,708
Compaq Computer Corp. ....................   4,500         43,920
Computer Associates International, Inc. ..   1,750         60,357
Dell Computer Corp. (b) ..................   2,800         76,104
eBay, Inc. (b) ...........................     500         33,450
EchoStar Communications Corp., Class A (b)     450         12,362
Electronic Arts, Inc. (b) ................     350         20,982
Electronic Data Systems Corp. ............     150         10,283
EMC Corp. (b) ............................   3,450         46,368
Emcore Corp. (b) .........................   1,300         17,485
eMerge Interactive, Inc., Class A (b) ....   2,750          3,661
First Data Corp. .........................     350         27,457
Hewlett-Packard Co. ......................   1,300         26,702
Intel Corp. ..............................   1,700         53,465
International Business Machines Corp. ....     400         48,384
Intuit, Inc. (b) .........................   1,100         47,058
Jabil Circuit, Inc. (b) ..................     500         11,360
Juniper Networks, Inc. (b) ...............     550         10,423
KLA-Tencor Corp. (b) .....................     650         32,214
Leap Wireless International, Inc. (b) ....     500         10,485
Lucent Technologies, Inc. ................   5,600         35,224
Micron Technology, Inc. (b) ..............   2,050         63,550
Microsoft Corp. (b) ......................   1,200         79,500
Motorola, Inc. ...........................   3,300         49,566
Nasdaq-100 Index Tracking Stock (b) ......   1,000         38,910
Network Plus Corp. (b) ...................   4,350          5,046
New Focus, Inc. (b) ......................     500          1,905
Oracle Corp. (b) .........................   2,400         33,144
Parametric Technology Corp. (b) ..........   4,000         31,240
PeopleSoft, Inc. (b) .....................   1,600         64,320

                                             SHARES      VALUE
                                            -------  ------------
Photronics, Inc. (b) .....................     200   $      6,270
QUALCOMM, Inc. (b) .......................   1,150         58,075
Safeguard Scientifics, Inc. (b) ..........   1,200          4,200
Solectron Corp. (b) ......................   1,050         11,844
Sunbeam Corp. (b) ........................     650          6,806
Tellabs, Inc. (b) ........................     700         10,472
Texas Instruments, Inc. ..................     900         25,200
Titan Corp. (b) ..........................   1,050         26,197
Transmeta Corp. (b) ......................   1,150          2,634
Uniroyal Technology Corp. (b) ............     900          2,880
VeriSign, Inc. (b) .......................     200          7,608
Veritas Software Corp. (b) ...............     650         29,139
Xilinx, Inc. (b) .........................   1,250         48,812
Yahoo!, Inc. (b) .........................   3,100         54,994
                                                     ------------
Total U.S. Equities ......................              1,565,098
                                                     ------------

INTERNATIONAL EQUITIES -- 4.66%
CANADA -- 0.96%
Nortel Networks Corp. ....................   2,150         16,125
                                                     ------------
FINLAND -- 0.81%
Nokia Oyj ................................     550         13,492
                                                     ------------
FRANCE -- 1.13%
STMicroelectronics N.V. ..................     600         19,002
                                                     ------------
SINGAPORE -- 0.57%
Flextronics International Ltd. (b) .......     400          9,596
                                                     ------------
SWITZERLAND -- 1.19%
Logitech International S.A. (b) ..........     550         19,855
                                                     ------------
Total International Equities .............                 78,070
                                                     ------------
Total Equities (Cost $1,435,391) .........              1,643,168
                                                     ------------
SHORT-TERM INVESTMENTS -- 4.68%
INVESTMENT COMPANIES -- 4.68%
JPMorgan U.S. Government Money
  Market Fund (Cost $78,579) .............  78,579         78,579
                                                     ------------
Total Investments
  (Cost $1,513,970) -- 102.65% (a) .......              1,721,747
Liabilities, less cash and
  other assets -- (2.65%) ................                (44,459)
                                                     ------------

Net Assets -- 100% .......................             $1,677,288
                                                     ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $1,513,970; and net unrealized appreciation consisted of:

         Gross unrealized appreciation ............   $ 218,150
         Gross unrealized depreciation ............     (10,373)
                                                      ---------
         Net unrealized appreciation ..............   $ 207,777
                                                      =========

(b)  Non-income producing security.

%    Represents a percentage of net assets.

--------------------------------------------------------------------------------
                See accompanying notes to financial statements.               25

GLOBAL BIOTECH FUND

--------------------------------------------------------------------------------

For the six months ended December 31, 2001, Global Biotech Fund Class Y (formerly Class I) shares declined 6.6%. This performance was significantly better than that of its benchmark, the Nasdaq Biotech Index, which declined 10.4% for the same period.

During the period, biotechnology stocks were affected by a general pullback in global economic growth, a broad-based sell-off in equities and a slowdown in the U.S. Food and Drug Administration's (FDA) drug approval process. In the second half of 2001, it became clear that the U.S. economy was in recession and that the economic downturn in the United States was having a negative impact on overseas economies. The weakness in worldwide economies resulted in a continuing downward trend in stock valuations. As has been the case since 2000, technology stocks led the market lower; and the sell-off in the broad technology sector had a dampening effect on investor enthusiasm for biotechnology companies despite their fundamental strength.

On another matter, the biotechnology sector has been waiting for months to learn who the new head of the FDA will be. The lack of leadership at the FDA has resulted in a slowdown in the number of drug approvals being obtained by pharmaceutical and biotechnology companies. In the latter part of the period, however, investor concerns about drug approvals were eased somewhat when the FDA approved an anti-HIV drug by Gilead and a rheumatoid arthritis drug by Amgen. At 9.8% of Fund assets, Amgen was the Fund's largest holding on December 31, 2001.

In managing the Fund during the period, we made major investments in established, profitable biotechnology companies with solid product pipelines, revenue growth and the potential to produce blockbuster therapeutics. We made smaller investments in early stage, more speculative stocks and added to these positions when companies succeeded. Although speculative stocks may outperform established companies for short periods, a 10-year historical analysis of the biotechnology sector indicates that established biotechnology companies with relatively high revenue bases tend to outperform speculative stocks over the long term.

Despite economic, political and regulatory uncertainties, we believe 2002 should be a better year than 2001 for biotechnology stocks. We expect more medical and technology breakthroughs to emerge from hundreds of biotechnology products in clinical trials. From these successes, biotechnology sales should continue to sustain revenue growth and this should result in more biotechnology companies becoming profitable. The industry is only 25 years old, and the average biotechnology companies takes 16.5 years to become profitable. The combination of accelerating fundamentals in a young industry makes the biotechnology sector a good investment opportunity in a diversified portfolio.

--------------------------------------------------------------------------------
26

GLOBAL BIOTECH FUND

--------------------------------------------------------------------------------

TOTAL RETURN

                                                   6 MONTHS              1 YEAR              INCEPTION*
                                                     ENDED                ENDED                  TO
                                                   12/31/01             12/31/01              12/31/01
-------------------------------------------------------------------------------------------------------
GLOBAL BIOTECH FUND CLASS A+                         -6.83%               -23.72%                -9.03%
-------------------------------------------------------------------------------------------------------
GLOBAL BIOTECH FUND CLASS B+                          N/A                   N/A                   2.79
-------------------------------------------------------------------------------------------------------
GLOBAL BIOTECH FUND CLASS C+                          N/A                   N/A                   0.36
-------------------------------------------------------------------------------------------------------
GLOBAL BIOTECH FUND CLASS Y                          -6.59                -23.40                 -8.68
-------------------------------------------------------------------------------------------------------
Nasdaq Biotech Index                                -10.35                -16.20                -17.68
-------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF GLOBAL BIOTECH FUND CLASS A (FORMERLY CLASSN) IS 6/02/00. INCEPTION DATES FOR CLASSES B AND C ARE 11/15/01 AND 12/10/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) IS 6/02/00. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEXT MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 6/30/00.

+    RETURNS DO NOT INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                      PERCENTAGE OF
                                       NET ASSETS
---------------------------------------------------
Amgen, Inc.                                  9.7%
Medimmune, Inc.                              5.4
IDEC Pharmaceuticals Corp.                   4.0
Immunex Corp.                                3.9
Genzyme Corp.                                3.8
Gilead Sciences, Inc.                        3.6
Biogen, Inc.                                 3.2
Chiron Corp.                                 3.1
Inhale Therapeutic Systems, Inc.             3.0
Vertex Pharmaceuticals, Inc.                 2.4
---------------------------------------------------
Total                                       42.1%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
U.S. EQUITIES
Biomedical ...............................    17.22%
Gene .....................................    13.32
Health: Drugs ............................    17.32
Health: Non-Drugs ........................     2.10
Medical Products .........................     5.35
Merrill Lynch - Biotech HOLDRs Trust .....     1.33
Technology ...............................     0.91
Therapeutics .............................    20.14
Research and Development .................    11.67
                                             ------
         Total U.S. Equities .............    89.36

INTERNATIONAL EQUITIES
Gene .....................................     2.13%
Health: Drugs ............................     4.61
Technology ...............................     0.57
Therapeutics .............................     1.48
                                             ------
         Total International Equities ....     8.79
SHORT-TERM INVESTMENTS                         1.49
                                             ------
   TOTAL INVESTMENTS .....................    99.64
CASH AND OTHER ASSETS,
   LESS LIABILITIES ......................     0.36
                                             ------
NET ASSETS ...............................   100.00%
                                             ======

--------------------------------------------------------------------------------

GLOBAL BIOTECH FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                 SHARES         VALUE
                                               ---------     ----------
EQUITIES -- 98.15%
U.S. EQUITIES -- 89.36%
Abgenix, Inc. (b) ........................         1,450     $   48,778
Albany Molecular Research, Inc. (b) ......           400         10,596
Alkermes, Inc. (b) .......................         1,800         47,448
Amgen, Inc. (b) ..........................         5,150        290,666
Amylin Pharmaceuticals, Inc. (b) .........           800          7,312
Apogent Technologies, Inc. (b) ...........           300          7,740
Applera Corp.-Applied Biosystems Group ...           400         15,708
Applera Corp.-Celera Genomics Group (b) ..         2,250         60,053
Avigen, Inc. (b) .........................           300          3,453
Beckman Coulter, Inc. ....................           100          4,430
Bio-Technology General Corp. (b) .........         2,900         23,867
Biogen, Inc. (b) .........................         1,650         94,627
Celgene Corp. (b) ........................         1,000         31,920
Cell Genesys, Inc. (b) ...................           700         16,268
Cell Therapeutics, Inc. (b) ..............         2,400         57,936
Cephalon, Inc. (b) .......................           800         60,468
Charles River Laboratories
  International, Inc. (b) ................           600         20,088
Chiron Corp. (b) .........................         2,100         92,064
COR Therapeutics, Inc. (b) ...............         1,150         27,520
Cubist Pharmaceuticals, Inc. (b) .........         1,100         39,556
CV Therapeutics, Inc. (b) ................           300         15,606
Emisphere Technologies, Inc. (b) .........           500         15,955
Genentech, Inc. (b) ......................           250         13,563
GenVec, Inc. (b) .........................           400          1,980
Genzyme Corp. (b) ........................         1,900        113,734
Gilead Sciences, Inc. (b) ................         1,650        108,438
Guilford Pharmaceuticals, Inc. (b) .......         1,350         16,200
Human Genome Sciences, Inc. (b) ..........         1,150         38,778
ICOS Corp. (b) ...........................           700         40,208
IDEC Pharmaceuticals Corp. (b) ...........         1,750        120,627
ILEX Oncology, Inc. (b) ..................         1,350         36,504
ImClone Systems, Inc. (b) ................         1,204         55,938
Immunex Corp. (b) ........................         4,250        117,767
ImmunoGen, Inc. (b) ......................         1,450         24,041
Immunomedics, Inc. (b) ...................         1,400         28,364
Incyte Genomics, Inc. (b) ................         2,000         38,880
Inhale Therapeutic Systems, Inc. (b) .....         4,900         90,895
InterMune, Inc. (b) ......................         1,300         64,038
Invitrogen Corp. (b) .....................           950         58,834
Isis Pharmaceuticals, Inc. (b) ...........         2,000         44,380
Laboratory Corp. of America Holdings (b) .           200         16,170
Lexicon Genetics, Inc. (b) ...............           200          2,308
Medarex, Inc. (b) ........................         2,050         36,818
Medimmune, Inc. (b) ......................         3,450        159,907
Biotech HOLDRS Trust .....................           300         39,630

                                                 SHARES         VALUE
                                               ---------     ----------
Millennium Pharmaceuticals, Inc. (b) .....         2,700     $   66,177
Myriad Genetics, Inc. (b) ................           300         15,792
Neurocrine Biosciences, Inc. (b) .........         1,200         61,572
Pharmacopeia, Inc. (b) ...................         1,250         17,363
PRAECIS Pharmaceuticals, Inc. (b) ........         2,150         12,513
Protein Design Labs, Inc. (b) ............         2,050         67,240
Regeneron Pharmaceuticals, Inc. (b) ......         1,150         32,384
Transkaryotic Therapies, Inc. (b) ........           900         38,520
Vertex Pharmaceuticals, Inc. (b) .........         2,950         72,540
Waters Corp. (b) .........................           700         27,125
                                                             ----------
Total U.S. Equities ......................                    2,671,287
                                                             ----------
INTERNATIONAL EQUITIES -- 8.79%
CANADA -- 1.23%
QLT, Inc. (b) ............................         1,450         36,844
                                                             ----------
DENMARK -- 1.57%
Novo Nordisk A/S .........................         1,150         47,031
                                                             ----------
ISRAEL --  2.06%
Teva Pharmaceutical Industries Ltd. ......         1,000         61,630
                                                             ----------
SPAIN -- 0.58%
Zeltia S.A. (b) ..........................         2,200         17,121
                                                             ----------
SWITZERLAND -- 1.73%
Actelion Ltd. (b) ........................           200          9,396
Serono S.A. (b) ..........................         1,900         42,161
                                                             ----------
                                                                 51,557
                                                             ----------
UNITED KINGDOM -- 1.62%
Cambridge Antibody Technology Group
  PLC (b) ................................           500         14,030
Celltech Group PLC (b) ...................           300          7,503
Elan Corp PLC (b) ........................           350         15,771
Oxford GlycoSciences PLC (b) .............           800          7,568
Shire Pharmaceuticals Group PLC (b) ......           100          3,660
                                                             ----------
                                                                 48,532
                                                             ----------
Total International Equities .............                      262,715
                                                             ----------
Total Equities (Cost $2,875,411) .........                    2,934,002
                                                             ----------
SHORT-TERM INVESTMENTS -- 1.49%
INVESTMENT COMPANIES -- 1.49%
JPMorgan U.S. Government Money Market Fund
  (Cost $44,582) .........................        44,582         44,582
                                                             ----------
Total Investments
  (Cost $2,919,993) -- 99.64% (a) ........                    2,978,584
Cash and other assets,
  less liabilities -- 0.36% ..............                       10,775
                                                             ----------
Net Assets -- 100% .......................                   $2,989,359
                                                             ==========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $2,919,993; and net unrealized appreciation consisted of:

            Gross unrealized appreciation ..................   $278,333
            Gross unrealized depreciation ..................   (219,742)
                                                               --------
                     Net unrealized appreciation ...........   $ 58,591
                                                               ========

(b) Non-income producing security.

% Represents a percentage of net assets.


--------------------------------------------------------------------------------
28               See accompanying notes to financial statements.

GLOBAL BOND FUND

--------------------------------------------------------------------------------

For the six months ended December 31, 2001, Global Bond Fund Class Y (formerly Class I) shares advanced 4.7%. The Fund's benchmark, the Salomon Smith Barney World Government Bond Index, advanced 3.7% for the period.

During the six-month period, growth and inflation expectations fell and Central Banks continued to cut interest rates. Nowhere was this more extreme than in the U.S., where the Federal Reserve continued to cut interest rates (five during the period, totaling 11 for the calendar year) in the face of recession and falling inflation pressures. But while short-dated bond yields fell along with interest rates, 10-year U.S. yields ended the period unchanged at 5%. Early in the period, 10-year yields increased modestly on concerns about fiscal deterioration and tentative evidence that interest rate cuts may be working to stimulate the economy. But subsequent soft data and the events of September 11 led to a short-lived rally. Other markets, with the exception of Japan, took their lead from the U.S. The growth slowdown, interest rate cuts and volatility were less pronounced in Europe, but the broad themes were the same--short-dated bonds recorded strong gains, while medium and long-dated bond yields were broadly unchanged. Japan, however, ignored international developments. The outlook for Japanese public debt worsened amid concern over whether emergency measures will be used to revive the economy.

The Fund benefited from the positive stance towards markets outside of Japan. Currency strategy was a neutral contributor to Fund performance--while the underweight to the Japanese yen was beneficial, it was offset by negative contributions from the underweight to the U.S. dollar and overweight to the euro.


--------------------------------------------------------------------------------

GLOBAL BOND FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                                                6 MONTHS     1 YEAR      3 YEARS     5 YEARS   INCEPTION*
                                                  ENDED       ENDED       ENDED       ENDED        TO
                                                12/31/01    12/31/01    12/31/01    12/31/01    12/31/01
---------------------------------------------------------------------------------------------------------
GLOBAL BOND FUND CLASS A+                          N/A          N/A         N/A         N/A       -3.66%
---------------------------------------------------------------------------------------------------------
GLOBAL BOND FUND CLASS B+                          N/A          N/A         N/A         N/A       -1.17
---------------------------------------------------------------------------------------------------------
GLOBAL BOND FUND CLASS Y                          4.65%       -1.33%      -2.13%       1.30%       4.13
---------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't Bond Index       3.74        -0.99       -1.25        2.16        4.63
---------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF GLOBAL BOND FUND CLASS A IS 11/5/01. INCEPTION DATE OF CLASS B IS 11/26/01. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND THE SALOMON SMITH BARNEY WORLD GOV'T BOND INDEX IS 7/31/93.
+    RETURNS DO NOT INCLUDE SALES CHARGES.
TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.


COUNTRY EXPOSURE, TOP FIVE
AS OF DECEMBER 31, 2001 (UNAUDITED)
-------------------------------------------------

European Monetary Union                    43.2%
U.S.                                       28.0
Japan                                      16.3
Canada                                      7.5
Sweden                                      2.6
-------------------------------------------------
Total                                      97.6%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
BONDS

Corporate Bonds
   Airlines ................................   0.14%
   Autos/Durables ..........................   0.10
   Banks ...................................   0.44
   Building Materials ......................   0.05
   Business & Public Service ...............   0.10
   Chemicals ...............................   0.08
   Construction ............................   0.16
   Consumer ................................   0.06
   Electronics .............................   0.05
   Energy ..................................   0.37
   Financial Services ......................   1.10
   Food & House Products ...................   0.16
   Forest Products .........................   0.03
   Housing/Paper ...........................   0.04
   Industrial Components ...................   0.05
   Leisure & Tourism .......................   0.05
   Metals ..................................   0.01
   Retail/Apparel ..........................   0.07%
   Services/Miscellaneous ..................   0.40
   Telecommunications ......................   0.54
   Television Broadcasting .................   0.05
   Transportation ..........................   0.04
   Utilities ...............................   0.29
                                             ------
         Total U.S. Corporate Bonds ........   4.38
Asset-Backed Securities ....................   0.87
Corporate Mortgage-Backed Securites ........   5.37
International Dollar Bonds .................   0.39
U.S. Government Mortgage-Backed Securities .   6.26
U.S. Government Obligations ................  10.01
                                             ------
         Total U.S. Bonds ..................  27.28
Foreign Government Bonds ...................  70.06
SHORT-TERM INVESTMENTS .....................   2.78
LIABILITIES, LESS CASH AND
OTHER ASSETS ...............................  (0.12)
                                             ------
NET ASSETS ................................. 100.00%
                                             ======

--------------------------------------------------------------------------------
30

GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            FACE
                                           AMOUNT          VALUE
                                          --------       ---------
BONDS -- 97.34%
U.S. BONDS -- 27.28%
U.S. CORPORATE BONDS -- 4.38%
Abitibi - Consolidated Finance LP
  7.875%, due 08/01/09 ................   $ 15,000       $ 14,915
Aloca, Inc.
  6.000%, due 01/15/12 ................      5,000          4,964
Amerada Hess Corp.
  6.650%, due 08/15/11 ................      5,000          4,979
Anadarko Finance Co.
  7.500%, due 05/01/31 ................      5,000          5,211
AOL Time Warner, Inc.
  6.750%, due 04/15/11 ................     25,000         25,619
AT&T Wireless Services, Inc.
  7.875%, due 03/01/11 ................     20,000         21,380
Avon Products, Inc.
  7.150%, due 11/15/09 ................     20,000         21,268
Bank of America Corp.
  7.400%, due 01/15/11 ................     50,000         53,611
Bank One Corp.
  7.875%, due 08/01/10 ................     20,000         22,022
Bombardier Capital, Inc., 144A
  6.125%, due 06/29/06 ................     10,000          9,739
Burlington Northern Santa Fe Corp.
  6.875%, due 12/01/27 ................      5,000          4,915
  7.082%, due 05/13/29 ................     10,000         10,078
Caterpillar, Inc.
  6.550%, due 05/01/11 ................     10,000         10,377
Cendant Corp., 144A
  6.875%, due 08/15/06 ................     40,000         38,637
Centex Corp.
  9.750%, due 06/15/05 ................     45,000         49,783
Citigroup, Inc.
  7.250%, due 10/01/10 ................     60,000         64,301
Citizens Communications Co.
  9.250%, due 05/15/11 ................     45,000         50,078
Comcast Cable Communications, Inc.
  6.750%, due 01/30/11 ................     20,000         20,087
Consolidated Edison, Inc.
  7.500%, due 09/01/10 ................     30,000         31,941
Delhaize America, Inc.
  8.125%, due 04/15/11 ................     30,000         32,928
Delta Airlines, Inc. 00-1, E.E.T.C.
  7.570%, due 11/18/10 ................     25,000         24,734
Dominion Resources, Inc., Class B
  7.625%, due 07/15/05 ................     40,000         42,647
Duke Energy Field Services LLC
  6.875%, due 02/01/11 ................     10,000          9,939
  7.875%, due 08/16/10 ................     20,000         21,126
El Paso Energy Corp.
  7.800%, due 08/01/31 ................     20,000         20,183
Energizer Holdings, Inc.
  7.375%, due 12/01/09 ................     10,000         10,663
EOP Operating Ltd.
  7.875%, due 07/15/31 ................      5,000          4,984
Equistar Chemicals LP
  8.750%, due 02/15/09 ................     20,000         19,290
  10.125%, due 09/01/08 ...............     10,000         10,050


                                            FACE
                                           AMOUNT          VALUE
                                          --------       ---------
Erac U.S.A. Finance Co., 144A
  8.000%, due 01/15/11 ................  $  40,000      $  40,245
First Data Corp.
  5.625%, due 11/01/11 ................     20,000         19,115
First Energy Corp.
  6.450%, due 11/15/11 ................     20,000         19,513
First Union National Bank
  7.800%, due 08/18/10 ................     30,000         32,937
Ford Motor Credit Co.
  6.875%, due 02/01/06 ................     60,000         60,086
  7.375%, due 02/01/11 ................     35,000         34,400
General Motors Acceptance Corp.
  6.125%, due 09/15/06 ................     40,000         39,590
  6.875%, due 09/15/11 ................     40,000         39,182
Goldman Sachs Group, Inc.
  6.875%, due 01/15/11 ................     10,000         10,242
Harrah's Operating Co., Inc.
  7.125%, due 06/01/07 ................     20,000         20,238
Household Finance Corp.
  6.750%, due 05/15/11 ................     55,000         54,689
International Paper Co.
  6.750%, due 09/01/11 ................     10,000         10,112
Keycorp Capital II
  6.875%, due 03/17/29 ................      5,000          4,443
Kohls Corp.
  7.250%, due 06/01/29 ................      5,000          5,268
Kraft Foods, Inc.
  6.500%, due 11/01/31 ................     10,000          9,788
Kroger Co.
  6.800%, due 04/01/11 ................     10,000         10,257
  7.500%, due 04/01/31 ................     10,000         10,497
Mirant Americas Generation, Inc.
  7.625%, due 05/01/06 ................     20,000         18,235
  9.125%, due 05/01/31 ................     10,000          8,610
Morgan Stanley Dean Witter & Co.
  6.750%, due 04/15/11 ................     30,000         30,692
News America Holdings, Inc.
  7.125%, due 04/08/28 ................     20,000         18,244
Nisource Finance Corp.
  7.875%, due 11/15/10 ................     20,000         20,698
Occidental Petroleum Corp.
  8.450%, due 02/15/29 ................     10,000         11,324
PDVSA Finance Ltd.
  8.500%, due 11/16/12 ................      5,000          4,550
Progress Energy, Inc.
  7.000%, due 10/30/31 ................     10,000          9,854
Pure Resources, Inc.
  7.125%, due 06/15/11 ................     10,000          9,597
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10 ................     60,000         61,040
Rohm & Haas Co.
  7.850%, due 07/15/29 ................      5,000          5,569
Sempra Energy
  7.950%, due 03/01/10 ................     25,000         25,836
Sonat, Inc.
  7.625%, due 07/15/11 ................     10,000         10,150
Sprint Capital Corp.
  7.625%, due 01/30/11 ................     45,000         47,266

--------------------------------------------------------------------------------

GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            FACE
                                            AMOUNT         VALUE
                                          --------       --------
Target Corp.
7.000%, due 07/15/31 ................... $  20,000      $  21,024
Telus Corp.
  8.000%, due 06/01/11 .................    40,000         42,447
Transocean Sedco Forex, Inc.
  6.625%, due 04/15/11 .................    25,000         24,530
United Airlines, Inc., 00-2, E.E.T.C.
  7.811%, due 10/01/09 .................    35,000         29,208
Valero Energy Corp.
  8.750%, due 06/15/30 .................     5,000          5,688
Verizon Global Funding Corp.
  7.750%, due 12/01/30 .................    40,000         44,520
Viacom, Inc.
  8.625%, due 08/01/12 .................    20,000         23,122
Waste Management, Inc.
  6.875%, due 05/15/09 .................    10,000         10,074
Wells Fargo Bank N.A.
  6.450%, due 02/01/11 .................    45,000         45,947
Williams Cos, Inc.
  7.125%, due 09/01/11 .................    35,000         34,371
WorldCom, Inc.
  7.500%, due 05/15/11 .................    45,000         46,290
                                                        ---------
                                                        1,689,937
                                                        ---------

ASSET-BACKED SECURITIES -- 0.87%
Comed Transitional Funding Trust, 98-1,
  Class A7
  5.740%, due 12/25/10 .................   195,000        197,741
DVI Receivables Corp., 00-2, Class A3
  6.808%, due 07/12/04 .................    35,000         36,003
Vanderbilt Mortgage Finance, 98-B,
  Class 1A2
  6.120%, due 05/07/09 .................   103,242        103,785
                                                        ---------
                                                          337,529
                                                        ---------

CORPORATE MORTGAGE-BACKED SECURITIES -- 5.37%
Bear Stearns Commercial Mortgage
  Securities, 00-WF2, Class A2
  7.320%, due 10/15/32 ..................   75,000         80,375
CS First Boston Mortgage Securities Corp.,
  00-C1, Class A2
  7.545%, due 04/15/62 ..................   90,000         97,479
CS First Boston Mortgage Securities Corp.,
  01-CF2, Class A3
  6.238%, due 02/15/34 ..................   25,000         25,579
Chase Commercial Mortgage Securities
  Corp., 98-1 A2
  6.560%, due 05/18/30 ..................   35,000         36,328
DLJ Commercial Mortgage Corp., 99-CG1,
  Class A1B
  6.460%, due 01/10/09 ..................   20,000         20,592
DLJ Commercial Mortgage Corp., 99-CG3,
  Class A1B
  7.340%, due 09/10/09 ..................   25,000         26,751
DLJ Commercial Mortgage Corp., 00-CKP1,
  Class A1B
  7.180%, due 08/10/10 ..................  140,000        148,482


                                            FACE
                                            AMOUNT         VALUE
                                          --------       --------
Heller Financial Commercial Mortgage
  Assets, 99-PH1, Class A1
  6.500%, due 05/15/31 .................. $342,519       $356,755
LB Commercial Conduit Mortgage Trust,
  98-C4, Class A1B
  6.210%, due 10/15/35 ..................   30,000         30,500
LB Commercial Conduit Mortgage Trust,
  99-C2, Class A2
  7.325%, due 10/15/32 ..................   50,000         53,617
Morgan Stanley Dean Witter Capital I,
  00-LIF2, Class A1
  6.960%, due 10/15/33 ..................   37,528         39,617
Morgan Stanley Dean Witter Capital I,
  00-LIFE, Class A2
  7.570%, due 12/15/09 ..................   50,000         54,267
Morgan Stanley Dean Witter Capital I,
  01-TOP1, Class A4
  6.660%, due 02/15/33 ..................   40,000         41,306
Norwest Asset Securities Corp., 99-3,
  Class A3
  6.000%, due 01/25/29 ..................   44,997         45,122
PNC Mortgage Securities Corp., 94-3,
  Class A8
  7.500%, due 07/25/24 ..................  190,000        197,780
PNC Mortgage Acceptance Corp., 99-CM1,
  Class A1B
  7.330%, due 12/10/32 ..................   30,000         32,046
Prudential Home Mortgage Securities, 93-43,
  Class A9
  6.750%, due 10/25/23 ..................  152,904        156,046
Prudential Home Mortgage Securities, 96-7,
  Class A4
  6.750%, due 06/25/11 ..................  142,445        146,391
Prudential Mortgage Capital Funding, LLC,
  01-ROCK, Class A2
  6.605%, due 05/10/34 ..................   15,000         15,357
Residential Accredit Loans, Inc., 98-QS4,
  Class AI5
  7.000%, due 03/25/28 ..................  400,000        402,586
Salomon Brothers Mortgage Securities VII,
  00-C3, Class A2
  6.592%, due 12/18/33 ..................   60,000         61,601
                                                        ---------
                                                        2,068,577
                                                        ---------
INTERNATIONAL DOLLAR BONDS -- 0.39%
France Telecom S.A., 144A
  8.500%, due 03/01/31 ..................    5,000          5,708
Petroleum Geo-Services
  7.500%, due 03/31/07 ..................   30,000         28,534
Tyco International Group S.A.
  6.750%, due 02/15/11 ..................   35,000         35,140
  7.000%, due 06/15/28 ..................   10,000          9,675
United Mexican States
  9.875%, due 02/01/10 ..................   45,000         50,288
Vodafone Group PLC
  7.750%, due 02/15/10 ..................   20,000         21,966
                                                        ---------
                                                          151,311
                                                        ---------

--------------------------------------------------------------------------------
32

GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            FACE
                                            AMOUNT         VALUE
                                        ----------     ----------
U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES -- 6.26%
Fannie Mae Grantor Trust
  7.125%, due 01/15/30 ................ $   90,000     $  100,094
  7.500%, due 12/25/31 ................    173,984        183,892
Fannie Mae Whole Loan, 95-W3, Class A
  9.000%, due 04/25/25 ................      5,184          5,603
Federal Home Loan Mortgage Corp.
  6.500%, due 11/01/28 ................      9,915          9,937
  7.000%, due 10/15/13 ................     68,215         71,865
Federal Home Loan Mortgage Corp. Gold
  8.000%, due 01/01/30 ................    431,725        452,043
Federal National Mortgage Association
  6.500%, due 08/01/16 ................    471,447        480,613
  6.500%, due 03/01/19 ................     91,644         92,934
  6.500%, due 06/01/29 ................    100,711        100,857
Government National Mortgage Association
  6.000%, due 11/20/28 ................     75,606         73,812
  6.000%, due 12/20/28 ................    120,012        117,361
  6.000%, due 05/20/29 ................    142,425        139,046
  6.500%, due 08/15/27 ................      5,790          5,816
  7.000%, due 07/15/25 ................     34,035         35,069
  7.000%, due 07/15/31 ................    323,327        330,683
  7.500%, due 08/15/23 ................     39,625         41,437
  7.500%, due 12/15/23 ................     60,882         63,664
  7.500%, due 01/15/24 ................     43,303         45,244
  7.500%, due 07/15/25 ................     61,823         63,948
                                                       ----------
                                                        2,413,918
                                                       ----------

U.S. GOVERNMENT OBLIGATIONS -- 10.01%
U.S. Treasury Inflation Indexed Note
  3.875%, due 01/15/09 ................  1,310,000      1,451,965
U.S. Treasury Note
  3.625%, due 08/31/03 ................    740,000        750,406
  6.250%, due 05/15/30 ................    375,000        406,216
  6.500%, due 02/15/10 ................    290,000        318,592
U.S. Treasury Bond
  7.000%, due 07/15/06 ................    220,000        243,753
  8.000%, due 11/15/21 ................    235,000        297,376
  8.750%, due 05/15/17 ................    300,000        394,066
                                                       ----------
                                                        3,862,374
                                                       ----------
Total U.S. Bonds ......................                10,523,646
                                                       ----------

INTERNATIONAL BONDS -- 70.06%
AUSTRIA  2.13%
Republic of Austria
  4.300%, due 07/15/03 .............EUR    795,000        715,188
  5.500%, due 01/15/10 ................    115,000        105,054
                                                       ----------
                                                          820,242
                                                       ----------


                                            FACE
                                            AMOUNT         VALUE
                                        ----------     ----------
CANADA -- 7.33%
Government of Canada
  5.750%, due 06/01/02 .............CAD    870,000     $  553,333
  5.750%, due 06/01/29 ................    600,000        380,755
  6.000%, due 06/01/08 ................    620,000        408,366
  6.000%, due 06/01/11 ................    780,000        511,596
  7.250%, due 06/01/07 ................    440,000        306,922
  8.000%, due 06/01/23 ................    360,000        286,029
Province of Ontario
  7.500%, due 01/19/06 ................    550,000        381,482
                                                       ----------
                                                        2,828,483
                                                       ----------

FRANCE -- 9.35%
Government of France (BTAN)
  5.500%, due 04/25/07 .............EUR    720,000        668,959
Government of France (OAT)
  4.000%, due 10/25/09 ................    820,000        686,322
  5.500%, due 10/25/10 ................    740,000        678,651
  5.500%, due 04/25/29 ................    490,000        436,583
  7.500%, due 04/25/05 ................  1,060,000      1,040,255
  8.500%, due 10/25/19 ................     80,000         95,722
                                                       ----------
                                                        3,606,492
                                                       ----------

GERMANY -- 10.54%
Bundesobligation
  4.500%, due 02/22/02 ................    315,000        280,864
Bundesrepublik Deutschland
  4.500%, due 07/04/09 ................    895,000        774,819
  5.000%, due 07/04/11 ................  1,200,000      1,067,362
  6.000%, due 07/04/07 ................    760,000        722,695
  6.500%, due 07/04/27 ................    500,000        506,612
Treuhandanstalt
  6.750%, due 05/13/04 ................    750,000        710,867
                                                       ----------
                                                        4,063,219
                                                       ----------

ITALY -- 14.16%
Buoni Poliennali Del Tes
  3.000%, due 04/15/02 ................    580,000        516,366
  3.250%, due 04/15/04 ................  2,150,000      1,889,300
  4.250%, due 11/01/09 ................  1,305,000      1,102,387
  5.250%, due 11/01/29 ................    480,000        405,502
  6.500%, due 11/01/27 ................    465,000        459,646
  8.750%, due 07/01/06 ................  1,050,000      1,088,801
                                                       ----------
                                                        5,462,002
                                                       ----------

JAPAN -- 16.35%
Government of Japan
  0.100%, due 06/20/03 ...........JPY  460,000,000      3,511,664
  0.500%, due 06/20/06 ..............  242,600,000      1,854,644
  1.300%, due 06/20/11 ..............  122,900,000        938,325
                                                       ----------
                                                        6,304,633
                                                       ----------

--------------------------------------------------------------------------------

GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            FACE
                                           AMOUNT          VALUE
                                       -----------    ------------
SPAIN -- 5.86%
Government of Spain
  3.000%, due 01/31/03 .............EUR    760,000    $   656,403
  4.750%, due 07/30/14 ................    150,000        125,705
  5.150%, due 07/30/09 ................    150,000        134,804
  6.000%, due 01/31/08 ................  1,260,000      1,188,985
  6.000%, due 01/31/29 ................    165,000        155,967
                                                      -----------
                                                        2,261,864
                                                      -----------

SWEDEN -- 2.47%
Government of Sweden
   6.750%, due 05/05/14 ............SEK  1,970,000        207,721
   8.000%, due 08/15/07 ...............  2,050,000        223,495
  10.250%, due 05/05/03 ...............  5,055,000        519,378
                                                      -----------
                                                          950,594
                                                      -----------

UNITED KINGDOM -- 1.87%
European Investment Bank
  6.250%, due 04/15/14 .............GBP    120,000    $   186,361
U.K. Treasury
  5.750%, due 12/07/09 ................     92,000        139,118
  6.000%, due 12/07/28 ................     74,800        127,939
  8.500%, due 12/07/05 ................    165,000        269,011
                                                      -----------
                                                          722,429
                                                      -----------
Total International Bonds .............                27,019,958
                                                      -----------
Total Bonds (Cost $38,698,984) ........                37,543,604
                                                      -----------

                                           SHARES
                                         ---------
SHORT-TERM INVESTMENTS -- 2.78%
OTHER -- 2.78%
Brinson Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $1,071,684) ...................  1,071,684      1,071,684
                                                      -----------
Total Investments
  (Cost $39,770,668)--100.12% (a) .....                38,615,288
                                                      -----------
Liabilities, less cash and
  other assets -- (0.12%) .............                   (45,640)
                                                      -----------
Net Assets -- 100% ....................               $38,569,648
                                                      ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $39,770,668; and net unrealized depreciation consisted of:

      Gross unrealized appreciation ...............   $   162,595
      Gross unrealized depreciation ...............    (1,317,975)
                                                      -----------
         Net unrealized depreciation ..............   $(1,155,380)
                                                      ===========

% Represents a percentage of net assets.
E.E.T.C.: Enhanced equipment trust certificate
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the value of these securities amounted to $94,329 or 0.24% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
Global Bond Fund had the following open forward foreign currency contracts as of December 31, 2001:


                                                                       SETTLEMENT        LOCAL        CURRENT    UNREALIZED
                                                                         DATE         CURRENCY        VALUE     GAIN/(LOSS)
                                                                     -------------  --------------  ----------- ------------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar (AUD) .........................................       01/25/02        6,700,000    $3,424,418   $ (68,756)
Danish Krone (DKK) ..............................................       01/25/02        3,600,000       430,626      (8,115)
Euro (EUR) ......................................................       01/25/02        2,560,000     2,281,272     (29,127)
Japanese Yen (JPY) ..............................................       01/25/02      288,700,000     2,205,214    (234,904)
Swedish Krona (SEK) .............................................       01/25/02        7,500,000       714,044      16,863
Swiss Franc (CHK) ...............................................       01/25/02          350,000       210,820         190

FORWARD FOREIGN CURRENCY SALE CONTRACTS
British Pounds (GBP) ............................................       01/25/02          500,000       726,696      (4,251)
Canadian Dollar (CAD) ...........................................       01/25/02        1,800,000     1,127,421      38,223
Euro (EUR) ......................................................       01/25/02          260,000       231,718      (3,034)
Swedish Krona (SEK) .............................................       01/25/02        7,500,000       714,044       8,433
                                                                                                                  ---------
  Total net unrealized loss on Forward Foreign Currency Contracts                                                 $(284,478)
                                                                                                                  =========

--------------------------------------------------------------------------------
34               See accompanying notes to financial statements.

U.S. BALANCED FUND
--------------------------------------------------------------------------------

For the six months ended December 31, 2001, U.S. Balanced Fund Class Y (formerly Class I) shares returned 3.0% outperforming the Fund's benchmark, the U.S. Balanced Mutual Fund Index,* which declined 1.7% for the same period.

Equity markets fell throughout the third quarter of the calendar year, with a strong comeback in the last quarter insufficient to avoid an overall decline for the period. Poor corporate earnings, rising unemployment and a negative economic outlook were primarily responsible for the decline, with the events of September 11 contributing to the negative momentum. However, the fourth quarter brought encouraging investment results; the markets and consumer confidence demonstrated strength and resilience in the wake of a recession punctuated by war. Equity indices rebounded sharply. The Wilshire 5000 Index jumped 12.4% while the S&P 500 Index advanced 10.7%

During the period, fixed income led the way in performance gains. The Fund benefited from opportunities created by successive rate cuts by the Federal Reserve Board in its attempts to stimulate the sagging economy and, in the aftermath of the events of September 11, provide liquidity for the capital markets. The Federal funds rate is now at its lowest point in over 30 years but the yield curve has steepened in anticipation of an economic recovery. High-yield bonds began the year strongly but finished behind investment grade debt, as spreads widened and defaults reached recessionary levels. Continued low inflation and attractive real yields contributed to positive gains by the Fund's fixed income portion.

Market allocation contributed positively during the reporting period, powered by a fixed income overweight and equity underweight. Within fixed income, an overweight in Treasury inflation protected securities (TIPS) contributed the most gains for the year. On the equity side, an underweight in technology stocks and an overweight to the health care sector was helpful. The strategy continued to overweight fixed income and underweight equities as the reporting period ended, but the Fund has begun to shift to equities as they are more attractively priced.

------------------
* An unmanaged index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Smith Barney Broad Investment Grade (BIG) Bond Index.

--------------------------------------------------------------------------------

U.S. BALANCED FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                                                6 MONTHS     1 YEAR      3 YEARS     5 YEARS  INCEPTION*
                                                  ENDED       ENDED       ENDED       ENDED       TO
                                                12/31/01    12/31/01    12/31/01    12/31/01   12/31/01
--------------------------------------------------------------------------------------------------------
U.S. BALANCED FUND CLASS A+                       2.92%        7.38%       3.69%        N/A       5.92%
--------------------------------------------------------------------------------------------------------
U.S. BALANCED FUND CLASS B+                        N/A          N/A         N/A         N/A       2.66
--------------------------------------------------------------------------------------------------------
U.S. BALANCED FUND CLASS C+                        N/A          N/A         N/A         N/A       2.77
--------------------------------------------------------------------------------------------------------
U.S. BALANCED FUND CLASS Y                        3.03         7.72        4.08        7.01%     10.07
--------------------------------------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**                -1.74        -4.02        2.11        9.34      12.81
--------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
  Grade (BIG) Bond Index                          4.73         8.52        6.29        7.43       8.40
--------------------------------------------------------------------------------------------------------
Wilshire 5000 Index                              -5.50       -10.97       -0.67        9.70      14.80
--------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF U.S. BALANCED FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATE FOR CLASSES B AND C ARE 11/7/01 AND 11/6/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND EACH OF THE INDICES IS 12/30/94.
** AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS: 65%
   WILSHIRE 5000 INDEX AND 35% SALOMON SMITH BARNEY BIG BOND INDEX.
+  RETURNS DO NOT INCLUDE SALES CHARGES.
TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

TOP TEN FIXED INCOME HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                        PERCENTAGE OF
                                         NET ASSETS
-----------------------------------------------------
U.S. Treasury Note
3.625%, due 08/31/03                         4.8%
Government National Mortgage Association
7.500%, due 02/15/27                         2.4
U.S. Treasury Note
6.250%, due 05/15/30                         2.3
U.S. Treasury Note
7.000%, due 07/15/06                         1.8
Federal National Mortgage Association
7.000%, due 09/01/23                         1.5
U.S. Treasury Bond
8.750%, due 05/15/17                         1.3
Federal Home Loan Mortgage Corp., Gold
6.500%, due 04/01/29                         1.1
U.S. Treasury Bond
8.000%, due 11/15/21                         1.0
U.S. Treasury Note
7.500%, due 02/15/05                         0.9
Federal National Mortgage Association
7.500%, due 06/19/41                         0.8
-----------------------------------------------------
Total                                       17.9%

TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                        PERCENTAGE OF
                                          NET ASSETS
-----------------------------------------------------
Citigroup, Inc.                              1.7%
Johnson & Johnson                            1.7
Burlington Northern Santa Fe Corp.           1.6
Wells Fargo & Co.                            1.5
Microsoft Corp.                              1.3
Abbot Laboratories, Inc.                     1.3
Allergan, Inc.                               1.3
Baxter International, Inc.                   1.3
American Home Products Corp.                 1.3
Freddie Mac                                  1.3
-----------------------------------------------------
Total                                       14.3%

--------------------------------------------------------------------------------
36

U.S. BALANCED FUND-- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            SHARES          VALUE
                                          ---------   ------------
U.S. EQUITIES -- 56.32%
AUTOS/DURABLES -- 1.80%
Johnson Controls, Inc. .................     1,100    $    88,825
Lear Corp. (b) .........................     3,300        125,862
W.W. Grainger, Inc. ....................     3,700        177,600
                                                      -----------
                                                          392,287
                                                      -----------
BANKS -- 4.61%
FleetBoston Financial Corp. ............     4,805        175,383
GreenPoint Financial Corp. .............     6,200        221,650
PNC Financial Services Group ...........     2,500        140,500
U.S. Bancorp ...........................     6,400        133,952
Wells Fargo & Co. ......................     7,700        334,565
                                                      -----------
                                                        1,006,050
                                                      -----------
BROADCASTING & PUBLISHING -- 0.79%
Viacom, Inc. (b) .......................     3,900        172,185
                                                      -----------

CAPITAL GOODS -- 2.87%
Illinois Tool Works, Inc. ..............     3,900        264,108
Ingersoll-Rand Co. (b) .................     1,500         62,715
Martin Marietta Materials, Inc. ........     2,636        122,838
Pentair, Inc. ..........................     3,200        116,832
York International Corp. ...............     1,600         61,008
                                                      -----------
                                                          627,501
                                                      -----------
CHEMICALS -- 2.03%
Dow Chemical Co. .......................     3,800        128,364
Eastman Chemical Co. ...................     1,500         58,530
IMC Global, Inc. .......................     6,400         83,200
Lyondell Chemical Co. ..................     4,000         57,320
Praxair, Inc. ..........................     2,100        116,025
                                                      -----------
                                                          443,439
                                                      -----------
COMPUTER SOFTWARE -- 1.82%
EMC Corp. (b) ..........................     7,800        104,832
Microsoft Corp. (b) ....................     4,400        291,500
                                                      -----------
                                                          396,332
                                                      -----------
COMPUTER SYSTEMS -- 0.91%
Cisco Systems, Inc. (b) ................     4,300         77,873
Compaq Computer Corp. ..................     8,000         78,080
Sapient Corp. (b) ......................     5,600         43,232
                                                      -----------
                                                          199,185
                                                      -----------
ELECTRIC COMPONENTS -- 1.46%
Advanced Micro Devices, Inc. (b) .......     8,900        141,154
Analog Devices, Inc. (b) ...............     1,800         79,902
Micron Technology, Inc. (b) ............     1,900         58,900
Sanmina Corp. (b) ......................     1,904         37,890
                                                      -----------
                                                          317,846
                                                      -----------
ENERGY -- 1.99%
Exxon Mobil Corp. ......................     6,000        235,800
FirstEnergy Corp. ......................     5,691        199,071
                                                      -----------
                                                          434,871
                                                      -----------
FINANCIAL SERVICES -- 6.98%
American International Group, Inc. .....     2,900        230,260
CIGNA Corp. ............................     1,700        157,505
Citigroup, Inc. ........................     7,286        367,797


                                            SHARES          VALUE
                                          ---------   ------------
Freddie Mac ............................     4,300    $   281,220
JP Morgan Chase & Co. ..................     4,400        159,940
KPMG Consulting, Inc.(b) ...............     2,500         41,425
Lincoln National Corp. .................     1,300         63,141
Morgan Stanley Dean Witter & Co. .......     2,500        139,850
XL Capital Ltd. ........................       900         82,224
                                                      -----------
                                                        1,523,362
                                                      -----------
FOOD & HOUSE PRODUCTS -- 1.09%
Sara Lee Corp. .........................    10,724        238,395
                                                      -----------
HEALTH: DRUGS  6.02%
Abbott Laboratories ....................     5,200        289,900
Allergan, Inc. .........................     3,800        285,190
American Home Products Corp. ...........     4,600        282,256
Cephalon, Inc. (b) .....................     2,300        173,845
Eli Lilly and Co. ......................     2,200        172,788
SICOR, Inc. (b) ........................     7,100        111,328
                                                      -----------
                                                        1,315,307
                                                      -----------
HEALTH: NON-DRUGS -- 3.98%
Baxter International, Inc. .............     5,300        284,239
Johnson & Johnson ......................     6,164        364,292
United Health Group, Inc. ..............     3,100        219,387
                                                      -----------
                                                          867,918
                                                      -----------
HOUSING/PAPER -- 1.54%
American Standard Companies, Inc. (b) ..     2,600        177,398
Kimberly-Clark Corp. ...................     1,100         65,780
Mead Corp. .............................     3,000         92,670
                                                      -----------
                                                          335,848
                                                      -----------
LEISURE & TOURISM -- 0.47%
Royal Caribbean Cruises Ltd. ...........     6,300        102,060
                                                      -----------
METALS-NON-FERROUS -- 1.22%
Masco Corp. ............................    10,900        267,050
                                                      -----------
RETAIL/APPAREL -- 2.98%
Federated Department Stores, Inc. (b) ..     1,900         77,710
Kroger Co. (b) .........................    11,000        229,570
Newell Rubbermaid, Inc. ................     6,100        168,177
RadioShack Corp. .......................     2,800         84,280
Target Corp. ...........................     2,200         90,310
                                                      -----------
                                                          650,047
                                                      -----------
SERVICES/MISCELLANEOUS -- 5.88%
Computer Sciences Corp. (b) ............     5,400        264,492
Electronic Data Systems Corp. ..........     1,600        109,680
Ensco International, Inc. ..............     4,400        109,340
First Data Corp. .......................     2,758        216,365
Household International, Inc. ..........     3,600        208,584
McGraw-Hill Companies, Inc. ............     1,400         85,372
Omnicom Group ..........................     2,400        214,440
Viad Corp. .............................     3,200         75,776
                                                      -----------
                                                        1,284,049
                                                      -----------
TECHNOLOGY -- 1.82%
Compuware Corp. (b) ....................     9,600        113,184
Motorola, Inc. .........................     6,015         90,345
United Technologies Corp. ..............     3,000        193,890
                                                      -----------
                                                          397,419
                                                      -----------

--------------------------------------------------------------------------------

U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            SHARES          VALUE
                                           --------   ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.28%
CommScope, Inc. (b) ......................   2,900    $    61,683
                                                      -----------
TELECOMMUNICATIONS- SERVICES -- 1.74%
Nextel Communications, Inc. (b) ..........  16,700        183,032
SBC Communications, Inc. .................   5,000        195,850
                                                      -----------
                                                          378,882
                                                      -----------
TRANSPORTATION -- 1.90%
Burlington Northern Santa Fe Corp. .......  12,200        348,066
FedEx Corp. (b) ..........................   1,300         67,444
                                                      -----------
                                                          415,510
                                                      -----------
UTILITIES -- 2.14%
CMS Energy Corp. .........................   4,900        117,747
Consolidated Edison, Inc. ................     300         12,108
Entergy Corp. ............................   2,400         93,864
Exelon Corp. .............................   3,300        158,004
Progress Energy, Inc. ....................   1,900         85,557
                                                      -----------
                                                          467,280
                                                      -----------
Total U.S. Equities (Cost $11,579,763)....             12,294,506
                                                      -----------
                                           FACE
                                          AMOUNT
                                         ---------
BONDS -- 35.00%
ASSET-BACKED SECURITIES -- 0.83%
Peco Energy Transition Trust, 99-A3, Class A7
  7.625%, due 03/01/10 ................. $  95,000        104,781
Vanderbilt Mortgage Finance
  8.255%, due 05/07/17 .................    70,000         76,455
                                                      -----------
                                                          181,236
                                                      -----------
CORPORATE MORTGAGE-BACKED SECURITIES -- 5.90%
Bear Stearns Commercial Mortgage
  Securities, 00-WF1, Class A2
  7.780%, due 02/15/10 .................   140,000        153,753
Bear Stearns Commercial Mortgage
  Securities, 00-WF2, Class A2
  7.320%, due 10/15/32 .................   150,000        160,751
Cendent Mortgage Corp., 01-A1, Class 3A1
  6.750%, due 04/25/31 .................    69,843         70,422
CS First Boston Mortgage Securities Corp.
  6.238%, due 02/15/34 .................    30,000         30,695
  7.545%, due 04/15/62 .................    90,000         97,479
DLJ Commercial Mortgage Corp.
  7.340%, due 09/10/09 .................    45,000         48,152
DLJ Commercial Mortgage Corp., 99-CG2,
  Class A1B 7.300%, due 06/10/09 .......    24,999         26,733
GE Capital Mortgage Services, Inc., 00-2,
  Class A1 7.750%, due 02/25/30 ........    41,887         42,862
GS Mortgage Securities Corp., 144A
  7.500%, due 06/19/32 .................   139,259        146,950
LB Commercial Conduit Mortgage Trust,
  99-C1, Class A1 6.410%, due 08/15/07 .    93,907         97,696
LB Commercial Conduit Mortgage Trust,
  99-C2, Class A2 7.325%, due 10/15/32 .    40,000         42,893
Morgan Stanley Dean Witter Capital I
  6.660%, due 02/15/33 .................    15,000         15,490
  6.960%, due 10/15/33 .................    28,146         29,713
  7.570%, due 12/15/09 .................   135,000        146,521

                                             FACE
                                            AMOUNT          VALUE
                                           --------   ------------
  Norwest Asset Securities Corp., 99-3,
6.000%, due 01/25/29 ................... $  44,997    $    45,122
PNC Mortgage Acceptance Corp., 99-CM1,
  Class A1B 7.330%, due 12/10/32 .......    15,000         16,023
Prudential Mortgage Capital Funding, LLC,
  00-ROCK, Class A2
  6.605%, due 05/10/34 .................    15,000         15,357
Salomon Brothers Mortgage
  Securities VII 6.592%, due 12/18/33 ..    45,000         46,201
Structured Asset Securities Corp., 98-ALS1,
  Class 1A 6.900%, due 01/25/29 ........    54,148         55,412
                                                      -----------
                                                        1,288,225
                                                      -----------
INTERNATIONAL DOLLAR BONDS -- 0.62%
France Telecom S.A., 144A
  8.500%, due 03/01/31 .................     5,000          5,708
Petroleum Geo-Services
  6.625%, due 03/30/08 .................    10,000          8,963
  7.500%, due 03/31/07 .................    25,000         23,778
Tyco International Group S.A.
  6.750%, due 02/15/11 .................    30,000         30,121
  7.000%, due 06/15/28 .................     5,000          4,837
United Mexican States
  9.875%, due 02/01/10 .................    35,000         39,113
Vodafone Group PLC
  7.750%, due 02/15/10 .................    20,000         21,966
                                                      -----------
                                                          134,486
                                                      -----------
U.S. CORPORATE BONDS -- 6.38%
Abitibi - Consolidated Finance LP
  7.875%, due 08/01/09 .................    20,000         19,886
Alcoa Inc.
  6.000%, due 01/15/12 .................     5,000          4,964
Amerada Hess Corp
  6.650%, due 08/15/11 .................    10,000          9,958
Anadarko Finance Co
  7.500%, due 05/01/31 .................     5,000          5,211
AOL Time Warner, Inc.
  6.750%, due 04/15/11 .................    20,000         20,495
AT&T Wireless Services Inc.
  7.875%, due 03/01/11 .................    15,000         16,035
Avon Products, Inc.
  7.150%, due 11/15/09 .................    20,000         21,268
Bank of America Corp.
  7.400%, due 01/15/11 .................    40,000         42,889
Bank One Corp.
  7.875%, due 08/01/10 .................    20,000         22,022
Bombardier Capital, Inc., 144A
  6.125%, due 06/29/06 .................    15,000         14,609
Burlington Northern Santa Fe Corp.
  7.082%, due 05/13/29 .................    10,000         10,078
Caterpillar, Inc.
  6.550%, due 05/01/11 .................    10,000         10,377
Cendant Corp., 144A
  6.875%, due 08/15/06 .................    55,000         53,126
Citigroup, Inc.
  7.250%, due 10/01/10 .................    50,000         53,584
Citizens Communications Co.
  9.250%, due 05/15/11 .................    30,000         33,386

--------------------------------------------------------------------------------
38

U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            FACE
                                            AMOUNT          VALUE
                                          ---------    -----------
Comcast Cable Communications
6.750%, due 01/30/11 ...................   $10,000     $   10,043
Consolidated Edison, Inc.
  7.500%, due 09/01/10 .................    20,000         21,294
Delhaize America, Inc.
  8.125%, due 04/15/11 .................    20,000         21,952
Delta Airlines, Inc. 00-1, E.E.T.C.
  7.570%, due 11/18/10 .................    30,000         29,680
Dominion Resources, Inc., Class B
  7.625%, due 07/15/05 .................    30,000         31,985
Duke Energy Field Services
  6.875%, due 02/01/11 .................     5,000          4,970
Duke Energy Field Services LLC
  7.875%, due 08/16/10 .................    25,000         26,408
El Paso Energy Corp.
  7.800%, due 08/01/31 .................    15,000         15,137
Energizer Holdings, Inc.
  7.375%, due 12/01/09 .................    10,000         10,663
EOP Operating Ltd.
  7.875%, due 07/15/31 .................    10,000          9,969
Equistar Chemicals LP
  8.750%, due 02/15/09 .................    15,000         14,467
  10.125%, due 09/01/08 ................    10,000         10,050
Erac U.S.A. Finance Co.,144A
  8.000%, due 01/15/11 .................    55,000         55,337
First Data Corp.
  5.625%, due 11/01/11 .................    15,000         14,336
First Energy Corp.
  6.450%, due 11/15/11 .................    15,000         14,635
First Union National Bank
  7.800%, due 08/18/10 .................    20,000         21,958
Ford Motor Credit Co.
  6.875%, due 02/01/06 .................    45,000         45,065
  7.375%, due 02/01/11 .................    25,000         24,571
General Motors Acceptance Corp.
  6.125%, due 09/15/06 .................    35,000         34,641
  6.875%, due 09/15/11 .................    25,000         24,489
Goldman Sachs Group, Inc.
  6.875%, due 01/15/11 .................    10,000         10,242
Harrah's Operating Co., Inc.
  7.125%, due 06/01/07 .................    15,000         15,179
Household Finance Corp.
  6.750%, due 05/15/11 .................    45,000         44,746
International Paper Co.
  6.750%, due 09/01/11 .................    15,000         15,168
Keycorp Capital II
  6.875%, due 03/17/29 .................     5,000          4,443
Kraft Foods, Inc.
  6.500%, due 11/01/31 .................    10,000          9,788
Kroger Co.
  6.800%, due 04/01/11 .................    10,000         10,257
  7.500%, due 04/01/31 .................     5,000          5,248
Mirant Americas Generation Inc.
  7.625%, due 05/01/06 .................    30,000         27,352
  9.125%, due 05/01/31 .................     5,000          4,305
Morgan Stanley Dean Witter
  6.750%, due 04/15/11 .................    30,000         30,692
News America Holdings, Inc.
  7.125%, due 04/08/28 .................    20,000         18,244

                                            FACE
                                            AMOUNT          VALUE
                                          ---------    -----------
 Nisource Finance Corp.
7.875%, due 11/15/10 ...................  $ 15,000     $   15,524
Occidental Petroleum Corp
  8.450%, due 02/15/29 .................    15,000         16,985
PDVSA Finance Ltd.
  8.500%, due 11/16/12 .................     5,000          4,550
Progress Energy Inc.
  7.000%, due 10/30/31 .................     5,000          4,927
Pure Resources Inc.
  7.125%, due 06/15/11 .................    10,000          9,597
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10 .................    50,000         50,867
Rohm & Haas Co
  7.850%, due 07/15/29 .................     5,000          5,569
Sempra Energy
  7.950%, due 03/01/10 .................    20,000         20,668
Sprint Capital Corp.
  7.625%, due 01/30/11 .................    30,000         31,510
Target Corp
  7.000%, due 07/15/31 .................    15,000         15,768
Telus Corp.
  8.000%, due 06/01/11 .................    30,000         31,835
Transocean Sedco Forex Inc.
  6.625%, due 04/15/11 .................    30,000         29,436
United Airlines, Inc., E.E.T.C.
  7.811%, due 10/01/09 .................    30,000         25,036
Valero Energy Corp
  8.750%, due 06/15/30 .................     5,000          5,688
Verizon Global Funding Corp.
  7.750%, due 12/01/30 .................    20,000         22,260
Viacom, Inc.
  8.625%, due 08/01/12 .................    15,000         17,341
Waste Management Inc.
  6.875%, due 05/15/09 .................    10,000         10,074
Wells Fargo Bank N.A.
  6.450%, due 02/01/11 .................    35,000         35,737
Williams Cos, Inc.
  7.125%, due 09/01/11 .................    30,000         29,461
WorldCom Inc.
  7.500%, due 05/15/11 .................    35,000         36,004
                                                       ----------
                                                        1,394,039
                                                       ----------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 8.87%
Fannie Mae Grantor Trust
  7.125%, due 01/15/30 .................    80,000         88,973
Fannie Mae Grantor Trust, 01-T10,
  Class A2 7.500%, due 06/19/41 ........   158,793        167,155
Federal Home Loan Mortgage Corp., Gold
  6.500%, due 04/01/29 .................   244,003        244,556
Federal National Mortgage Association
  7.000%, due 09/01/23 .................   326,488        332,984
  7.500%, due 05/01/31 .................    76,851         79,325
Federal National Mortgage Association,
  97-72, Class EG (b)
  0.000%, due 09/25/22, P.O. ...........    10,246         10,244
Fannie Mae Whole Loan
  7.000%, due 09/25/41 .................    93,318         95,330

--------------------------------------------------------------------------------

U.S. BALANCED FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            FACE
                                           AMOUNT         VALUE
                                        -----------    -----------
Government National Mortgage Association
6.000%, due 11/20/28 ................   $   49,144     $   47,978
6.000%, due 02/20/29 ................      104,391        101,914
6.500%, due 10/15/28 ................      122,036        122,593
7.000%, due 04/15/26 ................      106,266        108,683
7.500%, due 07/15/25 ................       13,248         13,703
7.500%, due 02/15/27 ................      506,346        523,752
                                                       ----------
                                                        1,937,190
                                                       ----------
U.S. GOVERNMENT OBLIGATIONS -- 12.40%
U.S. Treasury Bond
  8.000%, due 11/15/21 ..............      175,000        221,450
  8.750%, due 05/15/17 ..............      225,000        295,550
U.S. Treasury Note
  3.625%, due 08/31/03 ..............    1,030,000      1,044,484
  6.250%, due 05/15/30 ..............      475,000        514,540
  6.500%, due 02/15/10 ..............       45,000         49,437
  7.000%, due 07/15/06 ..............      355,000        393,329
  7.500%, due 02/15/05 ..............      170,000        188,335
                                                       ----------
                                                        2,707,125
                                                       ----------
Total U.S. Bonds (Cost $7,577,711) ..                   7,642,301
                                                       ----------
                                            SHARES        VALUE
                                        -----------   ------------
SHORT-TERM INVESTMENTS -- 9.22%
OTHER  8.76%
Brinson Supplementary Trust
  U.S. Cash Management Prime Fund ...    1,913,776    $ 1,913,776
                                           FACE
                                          AMOUNT
                                        -----------
U.S. GOVERNMENT OBLIGATIONS -- 0.46%
U.S. Treasury Bill , due 02/07/02 ...   $  100,000         99,832
                                                      -----------
Total Short-Term Investments
  (Cost $2,013,439) .................                   2,013,608
                                                      -----------
Total Investments
  (Cost $21,170,913)  100.54% (a) ...                  21,950,415
Liabilities, less cash and
  other assets -- (0.54%) ...........                    (117,595)
                                                      -----------
Net Assets -- 100% ..................                 $21,832,820
                                                      ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $21,170,913; and net unrealized appreciation consisted of:

        Gross unrealized appreciation ............    $ 1,135,047
        Gross unrealized depreciation ............       (355,545)
                                                      -----------
            Net unrealized appreciation ..........    $   779,502
                                                      ===========

(b) Non-income producing security.

% Represents a percentage of net assets.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2001, the value of these securities amounted to $275,730; or 1.26% of net assets.
P.O.: Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

FUTURES CONTRACTS

U.S. Balanced Fund had the following open futures contracts as of December 31, 2001:

                                                         EXPIRATION        COST/      CURRENT    UNREALIZED
                                                            DATE         PROCEEDS      VALUE     GAIN/(LOSS)
                                                        ------------    ----------    --------   -----------
U.S. INTEREST RATE FUTURES BUY CONTRACTS
5 Year U.S. Treasury Notes, 4 contracts .............    March 2002     $425,622      $423,313     $(2,309)
30 Year U.S. Treasury Bonds, 1 contracts ............    March 2002      101,194       101,531         337

INDEX FUTURES SALE CONTRACTS
Standard & Poor's 500, 1 contract ...................    March 2002      286,432       287,300        (868)
                                                                                                  --------
     Total net unrealized loss on Future Contracts ..                                              $(2,840)
                                                                                                  ========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2001 was $99,832.
--------------------------------------------------------------------------------
40

U.S. EQUITY FUND
--------------------------------------------------------------------------------

For the six months ended December 31, 2001, U.S. Equity Fund's Class Y (formerly Class I) shares outperformed its benchmark. The Fund's Class Y shares declined 0.7% compared to the Wilshire 5000 Index's 5.5% decline.

A below-index beta, careful stock selection and an exposure to value-style investing measures -- as well as strategies designed to add value in any market -- helped the Fund achieve strong relative performance in a weak equity market. The Fund's performance occurred against the backdrop of loss and volatility for U.S. equities as a group. The recession that ended the longest economic expansion in U.S. history was punctuated by the events of September 11, and the markets dropped precipitously. Despite a fourth quarter rally, the market's major indices ended six-month period with losses. The S&P 500 Index, a broad indicator of U.S. equity market performance, ended the six-month period down 5.6% and 2001 down 11.9%.

During the period, the Federal Reserve continued to ease interest rates, which totaled 11 rate reductions for the year. As the year ended, the Fed funds rate -- the rate charged on overnight loans between banks -- stood at 1.75%, the lowest rate in four decades. Low interest rates, and the resulting mortgage refinancing boom and aggressive new car financing helped buoy consumer spending.

It is important to note that encouraging market performance in the fourth quarter offset much of the losses of the third quarter. There were sharp spikes for all the major indices during the last quarter of 2001; the S&P 500 jumped 10.7% and the Nasdaq Composite was up an impressive 30.1%.

During the fourth quarter, equity markets began to look ahead for a recovery while most of the news from companies continued to be negative. Signs of financial strain came to the forefront as Enron filed for Chapter 11 bankruptcy protection, marking the largest corporate failure in U.S. history.

The Fund benefited from an overweight to health care and pharmaceuticals, which proved to be safe havens for investors leaving the technology sector, and an underweight to energy stocks. Key holdings in the health care/pharmaceutical area include Cephalon, Abbott Laboratories, Baxter International and Johnson & Johnson, where all major projects in the pipeline have been approved. The Fund also looks to increase earnings from Remicade, a Johnson & Johnson drug for rheumatoid arthritis.

The Fund also profited from an overweight to the financial services sector, which is growing faster than the U.S. gross domestic product. Key financial services holdings include Citigroup, Morgan Stanley, Wells Fargo and JPMorgan Chase.

The Fund begins the new year cautiously positioned, with an underweight to consumer discretionary and technology sectors. Our concern is that the market is anticipating a stronger recovery in these areas than is likely to happen. We continue our overweight to health care and pharmaceuticals, but with ongoing care to select companies with strong developmental pipelines.

--------------------------------------------------------------------------------
                                                                              41

U.S. EQUITY FUND
--------------------------------------------------------------------------------

TOTAL RETURN


                                                 6 MONTHS     1 YEAR      3 YEARS     5 YEARS  INCEPTION*
                                                   ENDED       ENDED       ENDED       ENDED       TO
                                                 12/31/01    12/31/01    12/31/01    12/31/01   12/31/01
---------------------------------------------------------------------------------------------------------
U.S. EQUITY FUND CLASS A+                        -0.85%        1.58%       0.05%        N/A        5.29%
---------------------------------------------------------------------------------------------------------
U.S. EQUITY FUND CLASS B+                          N/A          N/A         N/A         N/A        7.14
---------------------------------------------------------------------------------------------------------
U.S. EQUITY FUND CLASS C+                          N/A          N/A         N/A         N/A        4.10
---------------------------------------------------------------------------------------------------------
U.S. EQUITY FUND CLASS Y                         -0.72         1.87        0.30        8.34%      12.87
---------------------------------------------------------------------------------------------------------
Wilshire 5000 Index                              -5.50       -10.97       -0.67        9.70       12.99
---------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF U.S. EQUITY FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATE OF CLASSES B AND C ARE 11/05/01 AND 11/13/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) IS 2/22/94. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEAREST MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 2/28/94.
+   RETURNS DO NOT INCLUDE SALES CHARGES.
TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. ALL TOTAL RETURNS IN EXCESS OF 1 YEAR REPRESENT AVERAGE ANNUALIZED RETURNS.

TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                       PERCENTAGE OF
                                         NET ASSETS
----------------------------------------------------
Johnson & Johnson                            2.9%
Citigroup, Inc.                              2.9
Burlington Northern Santa Fe Corp.           2.7
Wells Fargo & Co.                            2.6
Microsoft Corp.                              2.3
Abbott Laboratories, Inc.                    2.3
Allergan, Inc.                               2.2
Freddie Mac                                  2.2
Baxter International, Inc.                   2.2
American Home Products Corp.                 2.2
----------------------------------------------------
Total                                       24.5%

--------------------------------------------------------------------------------
42

U.S. EQUITY FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            SHARES         VALUE
                                         ----------  -------------
U.S. EQUITIES -- 95.85%
AUTOS/DURABLES -- 3.05%
Johnson Controls, Inc. .................    10,300    $   831,725
Lear Corp. (b) .........................    31,150      1,188,061
W.W. Grainger, Inc. ....................    34,600      1,660,800
                                                      -----------
                                                        3,680,586
                                                      -----------
BANKS -- 6.80%
FleetBoston Financial Corp. ............    45,055      1,644,508
GreenPoint Financial Corp. .............    58,500      2,091,375
PNC Financial Services Group ...........    23,100      1,298,220
Wells Fargo & Co. ......................    72,800      3,163,160
                                                      -----------
                                                        8,197,263
                                                      -----------
BROADCASTING & PUBLISHING -- 1.35%
Viacom, Inc. (b) .......................    37,000      1,633,550
                                                      -----------
CAPITAL GOODS  3.96%
Illinois Tool Works, Inc. ..............    37,100      2,512,412
Ingersoll-Rand Co. (b) .................    14,500        606,245
Pentair, Inc. ..........................    30,100      1,098,951
York International Corp. ...............    14,700        560,511
                                                      -----------
                                                        4,778,119
                                                      -----------
CHEMICALS -- 3.50%
Dow Chemical Co. .......................    35,900      1,212,702
Eastman Chemical Co. ...................    14,350        559,937
IMC Global, Inc. .......................    60,300        783,900
Lyondell Chemical Co. ..................    38,050        545,257
Praxair, Inc. ..........................    20,200      1,116,050
                                                      -----------
                                                        4,217,846
                                                      -----------
COMPUTER SOFTWARE -- 3.11%
EMC Corp. (b) ..........................    73,600        989,184
Microsoft Corp. (b) ....................    41,700      2,762,625
                                                      -----------
                                                        3,751,809
                                                      -----------
COMPUTER SYSTEMS -- 1.56%
Cisco Systems, Inc. (b) ................    40,900        740,699
Compaq Computer Corp. ..................    75,600        737,856
Sapient Corp. (b) ......................    52,600        406,072
                                                      -----------
                                                        1,884,627
                                                      -----------
ELECTRIC COMPONENTS -- 2.19%
Advanced Micro Devices, Inc. (b) .......    83,100      1,317,966
Analog Devices, Inc. (b) ...............    16,900        750,191
Micron Technology, Inc. (b) ............    18,300        567,300
                                                      -----------
                                                        2,635,457
                                                      -----------
ELECTRONICS -- 0.29%
Sanmina Corp. (b) ......................    17,288        344,031
                                                      -----------
ENERGY -- 3.47%
Consolidated Edison, Inc. ..............     3,100        125,116
Exxon Mobil Corp. ......................    55,900      2,196,870
FirstEnergy Corp. ......................    53,345      1,866,001
                                                      -----------
                                                        4,187,987
                                                      -----------


                                            SHARES         VALUE
                                         ----------  -------------
FINANCIAL SERVICES -- 12.92%
American International Group, Inc. .....    27,459    $ 2,180,245
CIGNA Corp. ............................    15,950      1,477,767
Citigroup, Inc. ........................    68,161      3,440,767
Freddie Mac ............................    40,700      2,661,780
JP Morgan Chase & Co. ..................    41,100      1,493,985
KPMG Consulting, Inc. (b) ..............    23,900        396,023
Lincoln National Corp. .................    12,400        602,268
Morgan Stanley Dean Witter & Co. .......    23,000      1,286,620
U.S. Bancorp ...........................    59,800      1,251,614
XL Capital Ltd. ........................     8,600        785,696
                                                      -----------
                                                       15,576,765
                                                      -----------
FOOD & HOUSE PRODUCTS -- 1.85%
Sara Lee Corp. .........................   100,448      2,232,959
                                                      -----------

HEALTH: DRUGS -- 10.17%
Abbott Laboratories, Inc. ..............    48,600      2,709,450
Allergan, Inc. .........................    35,800      2,686,790
American Home Products Corp. ...........    42,500      2,607,800
Cephalon, Inc. (b) .....................    21,500      1,625,077
Eli Lilly & Co. ........................    20,300      1,594,362
SICOR, Inc. (b) ........................    66,600      1,044,288
                                                      -----------
                                                       12,267,767
                                                      -----------
HEALTH: NON-DRUGS -- 6.74%
Baxter International, Inc. .............    49,500      2,654,685
Johnson & Johnson ......................    58,244      3,442,220
United Health Group, Inc. ..............    28,700      2,031,099
                                                      -----------
                                                        8,128,004
                                                      -----------
HOUSING/PAPER -- 2.66%
American Standard Companies, Inc. (b) ..    24,600      1,678,458
Kimberly-Clark Corp. ...................    10,750        642,850
Mead Corp. .............................    28,600        883,454
                                                      -----------
                                                        3,204,762
                                                      -----------
LEISURE & TOURISM -- 0.79%
Royal Caribbean Cruises Ltd. ...........    58,900        954,180
                                                      -----------

METALS-NON-FERROUS -- 2.07%
Masco Corp. ............................   102,100      2,501,450
                                                      -----------

RETAIL/APPAREL -- 5.07%
Federated Department Stores, Inc. (b) ..    17,800        728,020
Kroger Co. (b) .........................   103,000      2,149,610
Newell Rubbermaid, Inc. ................    57,600      1,588,032
RadioShack Corp. .......................    26,200        788,620
Target Corp. ...........................    20,900        857,945
                                                      -----------
                                                        6,112,227
                                                      -----------
SERVICES/MISCELLANEOUS -- 10.94%
Computer Sciences Corp. (b) ............    50,800      2,488,184
Electronic Data Systems Corp. ..........    14,600      1,000,830
ENSCO International, Inc. ..............    41,600      1,033,760
First Data Corp. .......................    25,630      2,010,674
Household International, Inc. ..........    33,500      1,940,990
Martin Marietta Materials, Inc. ........    25,307      1,179,306
McGraw-Hill Cos, Inc. ..................    13,200        804,936
Omnicom Group ..........................    22,700      2,028,245
Viad Corp. .............................    29,850        706,848
                                                      -----------
                                                       13,193,773
                                                      -----------

--------------------------------------------------------------------------------

U.S. EQUITY FUND-- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            SHARES         VALUE
                                          ---------  -------------
TECHNOLOGY -- 1.59%
Compuware Corp. (b) .................       89,900   $  1,059,921
Motorola, Inc. ......................       56,923        854,983
                                                     ------------
                                                        1,914,904
                                                     ------------
TELECOMMUNICATIONS EQUIPMENT -- 1.98%
CommScope, Inc. (b) .................       27,700        589,179
United Technologies Corp. ...........       27,800      1,796,714
                                                     ------------
                                                        2,385,893
                                                     ------------
TELECOMMUNICATIONS-SERVICES -- 2.95%
Nextel Communications, Inc. (b) .....      156,800      1,718,528
SBC Communications, Inc. ............       46,800      1,833,156
                                                     ------------
                                                        3,551,684
                                                     ------------
TRANSPORTATION -- 3.29%
Burlington Northern Santa Fe Corp. ..      114,500      3,266,685
FedEx Corp. (b) .....................       13,600        705,568
                                                     ------------
                                                        3,972,253
                                                     ------------
UTILITIES -- 3.55%
CMS Energy Corp. ....................       45,850      1,101,776
Entergy Corp. .......................       23,000        899,530
Exelon Corp. ........................       30,600      1,465,128
Progress Energy, Inc. ...............       18,200        819,546
                                                     ------------
                                                        4,285,980
                                                     ------------
Total U.S. Equities (Cost $92,111,764)                115,593,876
                                                     ------------
                                             FACE
                                            AMOUNT      VALUE
                                         ----------  ------------
SHORT-TERM INVESTMENTS -- 0.41%
U.S. GOVERNMENT OBLIGATIONS -- 0.41%
U.S. Treasury Bill, due 02/07/02
  (Cost $498,314) ...................    $ 500,000   $    499,163
                                                     ------------
Total Investments
  (Cost $92,610,078)  96.26% (a) ....                 116,093,039
Cash and other assets,
  less liabilities -- 3.74% .........                   4,507,514
                                                     ------------
NET ASSETS -- 100% ..................                $120,600,553
                                                     ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $92,610,078; and net unrealized appreciation consisted of:

        Gross unrealized appreciation .............   $26,256,808
        Gross unrealized depreciation .............    (2,773,847)
                                                      -----------
            Net unrealized appreciation ...........   $23,482,961
                                                      ===========

(b) Non-income producing security.

% Represents a percentage of net assets.

FUTURES CONTRACTS
U.S. Equity Fund had the following open futures contracts as of December 31, 2001:

                                               EXPIRATION                     CURRENT    UNREALIZED
                                                  DATE           COST          VALUE        LOSS
                                              ------------    -----------   -----------  ------------
INDEX FUTURES BUY CONTRACTS
Standard & Poor's 500, 12 contracts ........   March 2002      $3,496,134    $3,447,600    $(48,534)
                                                                                           ========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2001 was $499,163.

--------------------------------------------------------------------------------
44               See accompanying notes to financial statements.

U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

U.S. Large Cap Equity Fund outperformed its benchmark for the six months ended December 31, 2001. For the period, the Fund's Class Y (formerly Class I ) shares declined 1.8%, comparing favorably to the S&P 500 Index's 5.6% decline.

The investment environment continued to be challenging through the last six months of 2001. The September 11 attacks added momentum to the downward slide of the equity markets. The S&P 500 Index's decline during the period made 2001 the second of two straight years in which the index fell more than 10%. Other key market indices produced weak returns during the six months ended December 31, 2001; the Nasdaq Composite Index fell 9.7% and the Wilshire 5000 Index fell 5.5%. These woes were coupled with rising unemployment, deteriorating corporate profits and shaky consumer confidence.

It is important to note that encouraging market performance in the fourth quarter offset much of the losses of the third quarter. There were sharp spikes for all the major indices during the last quarter of 2001; the S&P 500 Index jumped 10.7% and the Nasdaq Composite Index was up an impressive 30.1%.

During the fourth quarter, equity markets began to look ahead for a recovery while most of the news from companies continued to be negative. Signs of financial strain came to the forefront as Enron filed for Chapter 11 bankruptcy protection, marking the largest corporate failure in U.S. history.

During the period, the Federal Reserve, continued to ease interest rates, which totaled 11 rate reductions for the year. As the year ended, the Fed funds rate -- the rate charged on overnight loans between banks -- stood at 1.75%, the lowest rate in four decades. Low interest rates, the resulting mortgage refinancing boom and aggressive new car financing helped buoy consumer spending.

The Fund was cautiously positioned in technology, our largest underweight being in computer hardware. Our key industry overweights were financials and health care/drugs. Financial services have grown and should continue to grow at a faster rate than GDP, driven by both the wealth transfer currently taking place and benefits accruing to capital markets from the globalization of the world economy. The leaders within this sector will benefit from the trend toward consolidation as they gain more pricing power and market share. Key holdings in this area include Citigroup, Morgan Stanley and Wells Fargo. The drug sector is supported by a strong secular backdrop, not least because of improving demographics with an aging population. Furthermore, increased research and development spending has driven demand, as pharmaceuticals are being recognized as a cost-effective medical solution. We have targeted companies with strong developmental pipelines within this sector, which over the long term has added, and will continue to add, shareholder value. Key holdings include Johnson & Johnson, Cephalon, Abbott Laboratories and Baxter International. Underweights in our portfolio include retailing, computer hardware and food, beverage and tobacco. We added to our energy holdings on price weakness this quarter, but remain underweighted there as well.

--------------------------------------------------------------------------------

U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

TOTAL RETURN


                                                            6 MONTHS     1 YEAR      3 YEARS  INCEPTION*
                                                              ENDED       ENDED       ENDED       TO
                                                            12/31/01    12/31/01    12/31/01   12/31/01
--------------------------------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY FUND CLASS A+                           -1.87%      -0.59%      -3.52%      -1.86%
--------------------------------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY FUND CLASS B+                             N/A         N/A         N/A        3.00
--------------------------------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY FUND CLASS Y                            -1.76       -0.43       -3.27       -1.59
--------------------------------------------------------------------------------------------------------
S&P 500 Index                                                 -5.56      -11.88       -1.03        2.20
--------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF U.S. LARGE CAP EQUITY FUND CLASS A (FORMERLY CLASS N) AND CLASS Y (FORMERLY CLASS I) IS 4/06/98. INCEPTION DATE FOR CLASS B IS 11/28/01. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEXT MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 4/30/98.
+   RETURNS DO NOT INCLUDE SALES CHARGES.
TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

TOP TEN EQUITY HOLDINGS
AS OF DECEMBER 31, 2001 (UNAUDITED)

                                         PERCENTAGE OF
                                           NET ASSETS
------------------------------------------------------
Citigroup, Inc.                              3.5%
Baxter International, Inc.                   3.5
Sara Lee Corp.                               3.3
Freddie Mac                                  3.2
Computer Sciences Corp.                      3.2
Exxon Mobil Corp.                            3.2
Masco Corp.                                  3.2
Illinois Tool Works, Inc.                    3.1
Johnson & Johnson                            3.1
Kroger Co.                                   3.1
------------------------------------------------------
Total                                       32.4%

--------------------------------------------------------------------------------
46

U.S. LARGE CAP EQUITY FUND-- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            SHARES          VALUE
                                          ----------   ------------
U.S. EQUITIES -- 94.00%
BANKS -- 8.00%
FleetBoston Financial Corp. ..............   1,785     $   65,152
PNC Financial Services Group .............     900         50,580
U.S. Bancorp .............................   1,950         40,814
Wells Fargo and Co. ......................   2,200         95,590
                                                       ----------
                                                          252,136
                                                       ----------
BUSINESS & PUBLIC SERVICE -- 2.69%
Omnicom Group ............................     950         84,883
                                                       ----------
CHEMICALS -- 1.96%
Advanced Micro Devices, Inc. (b) .........   1,650         26,169
Dow Chemical Co. .........................   1,050         35,469
                                                       ----------
                                                           61,638
                                                       ----------
COMPUTER SOFTWARE -- 3.18%
EMC Corp. (b) ............................   1,800         24,192
Microsoft Corp. (b) ......................   1,150         76,188
                                                       ----------
                                                          100,380
                                                       ----------
COMPUTER SYSTEMS -- 0.86%
Cisco Systems, Inc. (b) ..................   1,500         27,165
                                                       ----------
ELECTRIC COMPONENTS -- 0.64%
Micron Technology, Inc. (b) ..............     650         20,150
                                                       ----------
ENERGY -- 6.43%
American Electric Power Co., Inc. ........     910         39,612
Exxon Mobil Corp. ........................   2,550        100,215
Progress Energy, Inc. ....................   1,400         63,042
                                                       ----------
                                                          202,869
                                                       ----------
FINANCIAL SERVICES -- 11.81%
American International Group, Inc. .......     742         58,915
CIGNA Corp. ..............................     550         50,957
Citigroup, Inc. ..........................   2,196        110,854
Freddie Mac ..............................   1,550        101,370
Morgan Stanley Dean Witter & Co. .........     900         50,346
                                                       ----------
                                                          372,442
                                                       ----------
FOOD & HOUSE PRODUCTS -- 6.35%
Kroger Co. (b) ...........................   4,650         97,046
Sara Lee Corp. ...........................   4,645        103,258
                                                       ----------
                                                          200,304
                                                       ----------
HEALTH: DRUGS -- 9.23%
Abbott Laboratories ......................   1,650         91,987
Allergan, Inc. ...........................     850         63,793
American Home Products Corp. .............   1,500         92,040
Eli Lilly and Co. ........................     550         43,197
                                                       ----------
                                                          291,017
                                                       ----------
HEALTH: NON-DRUGS -- 8.94%
Baxter International, Inc. ...............   2,050        109,941
Johnson & Johnson ........................   1,650         97,515
United Health Group, Inc. ................   1,050         74,309
                                                       ----------
                                                          281,765
                                                       ----------

                                            SHARES          VALUE
                                          ----------   ------------
METALS-NON-FERROUS -- 6.26%
Illinois Tool Works, Inc. ................   1,450     $   98,194
Masco Corp. ..............................   4,050         99,225
                                                       ----------
                                                          197,419
                                                       ----------
RETAIL/APPAREL -- 2.99%
Newell Rubbermaid, Inc. ..................   2,300         63,411
Target Corp. .............................     750         30,788
                                                       ----------
                                                           94,199
                                                       ----------
SERVICES/MISCELLANEOUS -- 8.16%
Computer Sciences Corp. (b) ..............   2,050        100,409
First Data Corp. .........................     750         58,837
Household International, Inc. ............     850         49,249
McGraw-Hill Companies, Inc. ..............     800         48,784
                                                       ----------
                                                          257,279
                                                       ----------
TECHNOLOGY -- 5.65%
Analog Devices, Inc. (b) .................     850         37,732
Compaq Computer Corp. ....................   2,700         26,352
Compuware Corp. (b) ......................   3,650         43,033
United Technologies Corp. ................   1,100         71,093
                                                       ----------
                                                          178,210
                                                       ----------
TELECOMMUNICATIONS-SERVICES -- 4.73%
Motorola, Inc. ...........................   1,050         15,771
Nextel Communications, Inc. (b) ..........   6,100         66,856
SBC Communications, Inc. .................   1,700         66,589
                                                       ----------
                                                          149,216
                                                       ----------
TRANSPORTATION -- 3.13%
Burlington Northern Santa Fe Corp. .......   3,000         85,590
FedEx Corp. (b) ..........................     250         12,970
                                                       ----------
                                                           98,560
                                                       ----------
UTILITIES -- 2.99%
Entergy Corp. ............................     900         35,199
FPL Group, Inc ...........................   1,050         59,220
                                                       ----------
                                                           94,419
                                                       ----------
Total U.S. Equities (Cost $2,891,779).....              2,964,051
                                                       ----------
SHORT-TERM INVESTMENTS -- 5.70%
INVESTMENT COMPANIES -- 3.64%
JPMorgan U.S. Government
  Money Market Fund ...................... 114,810        114,810
                                                       ----------
                                            FACE
                                           AMOUNT
                                         -----------
U.S. GOVERNMENT OBLIGATIONS -- 2.06%
U.S. Treasury Bill, due 02/07/02 ......... $65,000         64,891
                                                       ----------
Total Short-Term Investments
  (Cost $179,591) ........................                179,701
                                                       ----------
Total Investments
  (Cost $3,071,370) -- 99.70% (a) ........              3,143,752
Cash and other assets,
  less liabilities -- 0.30% ..............                  9,425
                                                       ----------
Net Assets -- 100% .......................             $3,153,177
                                                       ==========

--------------------------------------------------------------------------------

U.S. LARGE CAP EQUITY FUND-- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $3,071,370; and net unrealized appreciation consisted of:

       Gross unrealized appreciation .......................   $142,316
       Gross unrealized depreciation .......................    (69,934)
                                                               --------
            Net unrealized appreciation ....................   $ 72,382
                                                               ========

(b)  Non-income producing security.

%    Represents a percentage of net assets.














--------------------------------------------------------------------------------
48              See accompanying notes to financial statements.

U.S. LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

U.S. Large Cap Growth Fund Class Y (formerly Class I) shares underperformed its benchmark for the six months ended December 31, 2001, declining 9.3% compared to the Russell 1000 Growth Index's 7.2% decline.

The six months ended December 31, 2001 was again a challenging period for large capitalization growth stocks in U.S. markets. The semiannual period began with a continuation of the downward slide in technology and telecommunication stocks, which culminated in the third quarter after the events of September 11. The period ended with a strong fourth quarter based on hope and signs that the economy was turning. In the fourth quarter, growth strategies pulled ahead of the general market; the Russell 1000 Growth Index returned 15.1% compared to the S&P 500 Index's 10.7% return. The technology and energy sectors also rallied, gaining 38% and 21%, respectively, although they still finished down for the year. Along with the consumer discretionary sector, these areas had a common factor: price weakness in the face of the recession and post-September 11 economic decline. As people's worst fears were not realized in the short term, the fourth quarter was marked by a reversal of fortunes and the market's laggards became leaders.

We attribute the Fund's underperformance during the period to mediocre stock selection and a premature reduction in our overweight to technology in the summer before September 11. Security selection in health care and consumer staples helped offset some of these losses.

There are several major concerns as we enter 2002. First, the market has already rallied sharply and appears to be discounting much better times. This is particularly true in technology. Even without the valuation issue, there is major uncertainty with respect to intermediate and long-term earnings prospects for companies which, until recently, were considered growth companies. As recently as one year ago, the one-year consensus earnings growth for the Russell 1000 Growth Index was 32%. Today that number is 5%. Longer-term growth rates have been stickier but are also coming down. We believe that sustainable earnings in the 12% to 15% per year range will define good growth companies in the future as it has in the years prior to the technology bubble. Our investment process continues to focus on finding such companies and buying their stock at reasonable prices on a timely basis.

We continue to look for fairly assured earnings growth at reasonable valuations. We believe these can be found in many health care sector companies, including biotech, where Immunex is strong, and medical devices, where we favor Guidant and Medtronic. We expect to position the Fund with an emphasis on software over hardware in the technology sector and should focus on areas where recent performance has not yet largely discounted a recovery, such as media and cable industries in the consumer discretionary sector. In the financial sector we are focused on transaction-oriented companies, such as Morgan Stanley and Citigroup, rather than companies that make their money from interest rate spreads.

--------------------------------------------------------------------------------
49

U.S. LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

TOTAL RETURN


                                                             6 MONTHS     1 YEAR      3 YEARS  INCEPTION*
                                                               ENDED       ENDED       ENDED       TO
                                                             12/31/01    12/31/01    12/31/01   12/31/01
---------------------------------------------------------------------------------------------------------
U.S. LARGE CAP GROWTH FUND CLASS A+                           -9.47%     -23.12%      -5.24%      -5.24%
---------------------------------------------------------------------------------------------------------
U.S. LARGE CAP GROWTH FUND CLASS B+                             N/A         N/A         N/A        2.51
---------------------------------------------------------------------------------------------------------
U.S. LARGE CAP GROWTH FUND CLASS C+                             N/A         N/A         N/A       -1.50
---------------------------------------------------------------------------------------------------------
U.S. LARGE CAP GROWTH FUND CLASS Y                            -9.26      -22.75       -4.89        1.58
---------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index                                     -7.21      -20.42       -6.32        4.51
---------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF U.S. LARGE CAP GROWTH FUND CLASS A (FORMERLY CLASS N) IS 12/31/98. INCEPTION DATES FOR CLASSES B AND C ARE 11/07/01 AND 11/19/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) IS 10/14/97. INCEPTION RETURNS FOR THE INDEX IS AS OF THE NEXT MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 10/31/97.
+   RETURNS DO NOT INCLUDE SALES CHARGES.
TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

TOP TEN EQUITY HOLDINGS
AS OF DECEMBER 31, 2001 (UNAUDITED)

                                        PERCENTAGE OF
                                          NET ASSETS
-----------------------------------------------------
Microsoft Corp.                             5.0%
General Electric Co.                        4.7
Wal-Mart Stores, Inc.                       3.7
Pfizer, Inc.                                3.4
Cisco Systems, Inc.                         3.2
AOL Time Warner, Inc.                       3.0
Intel Corp.                                 2.7
Johnson & Johnson                           2.6
American International Group, Inc.          2.6
Citigroup, Inc.                             2.5
-----------------------------------------------------
Total                                      33.4%

--------------------------------------------------------------------------------
50

U.S. LARGE CAP GROWTH FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            SHARES         VALUE
                                          ----------   ------------
U.S. EQUITIES -- 97.80%
AUTOS/DURABLES -- 0.96%
Harley-Davidson, Inc. ...................    1,000      $  54,310

BROADCASTING -- 2.12%
Echostar Communications Corp. (b) .......    2,050         56,314
Liberty Media Corp. (b) .................    4,512         63,168
                                                        ---------
                                                          119,482
                                                        ---------
COMPUTER SOFTWARE -- 11.22%
BEA Systems, Inc. (b) ...................    1,650         25,410
Computer Associates International, Inc. .    2,450         84,501
EMC Corp. (b) ...........................    3,850         51,744
Microsoft Corp. (b) .....................    4,250        281,562
Oracle Corp. (b) ........................    4,900         67,669
PeopleSoft, Inc. (b) ....................    1,050         42,210
Peregrine Systems, Inc. (b) .............    2,400         35,592
VeriSign, Inc. (b) ......................      350         13,314
Veritas Software Corp. (b) ..............      700         31,381
                                                        ---------
                                                          633,383
                                                        ---------
COMPUTER SYSTEMS -- 6.20%
Cisco Systems, Inc. (b) .................    9,900        179,289
Dell Computer Corp. (b) .................    2,950         80,181
International Business Machines Corp. ...      750         90,720
                                                        ---------
                                                          350,190
                                                        ---------
ELECTRIC COMPONENTS -- 6.41%
Agilent Technologies, Inc. (b) ..........    1,200         34,212
Applied Materials, Inc. (b) .............    1,150         46,115
Intel Corp. .............................    4,750        149,387
Micron Technology, Inc. (b) .............    1,100         34,100
Solectron Corp. (b) .....................    3,950         44,556
Texas Instruments, Inc. .................    1,900         53,200
                                                        ---------
                                                          361,570
                                                        ---------
ENERGY -- 7.25%
Anadarko Petroleum Corp. ................    1,450         82,432
General Electric Co. ....................    6,650        266,532
Phillips Petroleum Co. ..................    1,000         60,260
                                                        ---------
                                                          409,224
                                                        ---------
FINANCIAL SERVICES -- 7.60%
American Express Co. ....................    1,650         58,888
American International Group, Inc. ......    1,837        145,858
Citigroup, Inc. .........................    2,783        140,486
Morgan Stanley Dean Witter & Co. ........    1,500         83,910
                                                        ---------
                                                          429,142
                                                        ---------
FOOD & HOUSE PRODUCTS -- 1.99%
Coca-Cola Co. ...........................    1,800         84,870
Proctor & Gamble Co. ....................      350         27,696
                                                        ---------
                                                          112,566
                                                        ---------


                                            SHARES         VALUE
                                          ----------   ------------
HEALTH: DRUGS -- 13.85%
Abbott Laboratories .....................    1,200      $  66,900
Allergan, Inc. ..........................    1,150         86,308
American Home Products Corp. ............    1,700        104,312
Eli Lilly and Co. .......................    1,200         94,248
Forest Laboratories, Inc. (b) ...........      550         45,073
Immunex Corp. (b) .......................    3,350         92,828
Merck & Co., Inc. .......................    1,500         88,200
Pfizer, Inc. ............................    4,750        189,287
SICOR, Inc.(b) ..........................      950         14,896
                                                        ---------
                                                          782,052
                                                        ---------
HEALTH: NON-DRUGS -- 10.53%
Amgen, Inc. (b) .........................    1,950        110,058
Baxter International, Inc. ..............    1,950        104,579
Guidant Corp. (b) .......................    1,250         62,250
Johnson & Johnson .......................    2,472        146,095
Medtronic, Inc. .........................    1,300         66,573
Stryker Corp. ...........................      600         35,022
Wellpoint Health Networks (b) ...........      600         70,110
                                                        ---------
                                                          594,687
                                                        ---------
INVESTMENT COMPANIES -- 1.44%
iShares Russell 1000 Growth Index Fund ..    1,600         81,504
                                                        ---------
NON-DURABLES -- 1.08%
Pepsi Bottling Group, Inc. ..............    2,600         61,100
                                                        ---------
RETAIL/APPAREL -- 8.42%
Avon Products, Inc. .....................      550         25,575
CVS Corp. ...............................      900         26,640
Newell Rubbermaid, Inc. .................    1,500         41,355
RadioShack Corp. ........................    2,950         88,795
TJX Companies, Inc. .....................    2,150         85,699
Wal-Mart Stores, Inc. ...................    3,600        207,180
                                                        ---------
                                                          475,244
                                                        ---------
SERVICES/MISCELLANEOUS -- 12.97%
AOL Time Warner, Inc. (b) ...............    5,300        170,130
Cendant Corp. (b) .......................    3,000         58,830
First Data Corp. ........................      800         62,760
Gemstar-TV Guide International, Inc.(b) .    1,800         49,860
McGraw-Hill Companies, Inc. .............    1,000         60,980
Pitney Bowes, Inc. ......................      700         26,327
Schlumberger Ltd. .......................    1,500         82,425
Tyco International Group S.A. ...........    1,500         88,350
Viacom, Inc. (b) ........................    1,946         85,916
Waters Corp. (b) ........................    1,200         46,500
                                                        ---------
                                                          732,078
                                                        ---------
TECHNOLOGY -- 2.25%
Analog Devices, Inc. (b) ................      800         35,512
Compaq Computer Corp. ...................    4,050         39,528
United Technologies Corp. ...............      800         51,704
                                                        ---------
                                                          126,744
                                                        ---------

--------------------------------------------------------------------------------

U.S. LARGE CAP GROWTH FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            SHARES          VALUE
                                          ---------   -------------
TELECOMMUNICATIONS-SERVICES -- 3.51%
COX Communications, Inc. (b) ............    1,800    $    75,438
QUALCOMM, Inc. (b) ......................    1,850         93,425
Sprint Corp. (b) ........................    1,200         29,292
                                                      -----------
                                                          198,155
                                                      -----------
Total U.S. Equities (Cost $6,657,398)....               5,521,431
                                                      -----------

SHORT-TERM INVESTMENTS -- 4.16%
INVESTMENT COMPANIES -- 3.01%
JPMorgan U.S. Government
  Money Market Fund .....................  169,640        169,640
                                                      -----------
                                             FACE
                                            AMOUNT
                                         ----------
U.S. GOVERNMENT OBLIGATIONS -- 1.15%
U.S. Treasury Bill, due 02/07/02 ....... $  65,000         64,891
                                                      -----------
Total Short-Term Investments
  (Cost $234,422) ......................                  234,531
                                                      -----------
Total Investments
  (Cost $6,891,820)  101.96% (a) .......                5,755,962
Liabilities, less cash and
  other assets --1.96%) ................                 (110,484)
                                                      -----------
Net Assets -- 100% .....................              $ 5,645,478
                                                      ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $6,891,820; and net unrealized depreciation consisted of:

       Gross unrealized appreciation .............................  $   248,246
       Gross unrealized depreciation .............................   (1,384,104)
                                                                    -----------
                Net unrealized depreciation.......................  $(1,135,858)
                                                                    ===========

(b)  Non-income producing security

% Represents a percentage of net assets.


--------------------------------------------------------------------------------
52               See accompanying notes to financial statements.

                           U.S. SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

For the six months ended December 31, 2001, U.S. Small Cap Growth Fund Class Y (formerly Class I) shares declined 5.6%. The Fund's benchmark, the Russell 2000 Growth Index, declined 9.3% during the same period.

The Fund's performance occurred against the backdrop of loss and volatility for U.S. equities as a group. The recession that ended the longest economic expansion in U.S. history was punctuated by the events of September 11, and the markets dropped precipitously. Despite a fourth quarter rally, the market's major indices ended six-month period with losses. The S&P 500 Index, a broad indicator of U.S. equity market performance, ended the six-month period down 5.6% and the calendar year down 11.9%.

The events of September 11 had a briefly negative effect on the small cap universe, but the Russell 2000 Index rebounded sharply in the fourth quarter. Value led growth for the reporting period within the small cap universe, but small cap growth experienced a tremendous spike in the final quarter of the year, returning 26.2%, compared to value's 7.4% (based on performance of Russell 2000 Growth Index and Russell 2000 Value Index, respectively). Performance in the small cap universe was driven by technology. Economically sensitive industries such as transportation and producer durables also performed well.

The Fund was well positioned for the market's emphasis on a more fundamental approach to stock valuation. We managed the Fund in a conservative manner, investing in companies with low relative price-earnings multiples, good growth prospects and strong balance sheets. We avoided the momentum stocks associated with the technology, media and telecommunications bubble as well as companies likely to report negative earnings surprises.

During the period, our sector selection remained constant with consumer discretionary, consumer staples, energy, financials and health care rounding out the top five. We maintained substantial overweights to the financial and health care sectors throughout the period. Financial services have grown and should continue to grow at a faster rate than GDP, driven both by the wealth transfer taking place and benefits accruing to capital markets from the globalization of the world economy. The health care sector is supported by a strong secular backdrop, not least because of improving demographics with an aging population. Furthermore, increased research and development spending has driven demand, as pharmaceuticals are recognized as a cost-effective medical solution. Although we will continue to over- and underweight sectors, we remain committed to a diversified investment strategy that identifies attractive growth opportunities in every economic sector. Over a market cycle, we believe this strategy will generate strong investment results with reasonable risk.

We are cautiously optimistic regarding small cap stock prospects in 2002, as performance depends heavily on U.S. economic recovery. While historically small caps have not been the place to hide during periods of economic uncertainty, they have been the place to invest coming out of an economic downturn. The average return of the small cap growth segment of the market outperformed small cap value by an average of 3% during the second half of a recession and an average of over 6% in the six months following a recession. In addition, more Fed easing and compelling relative valuations should continue to fuel the current two and a half-year-old small cap outperformance cycle.

--------------------------------------------------------------------------------

                           U.S. SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

TOTAL RETURN

                                          6 MONTHS          1 YEAR         3 YEARS        INCEPTION*
                                            ENDED            ENDED          ENDED             TO
                                          12/31/01         12/31/01        12/31/01        12/31/01
------------------------------------------------------------------------------------------------------
U.S. SMALL CAP GROWTH FUND CLASS A+        -5.91%          -10.63%          15.52%          15.50%
------------------------------------------------------------------------------------------------------
U.S. SMALL CAP GROWTH FUND CLASS B+          N/A              N/A             N/A            8.69
------------------------------------------------------------------------------------------------------
U.S. SMALL CAP GROWTH FUND CLASS C+          N/A              N/A             N/A            6.70
------------------------------------------------------------------------------------------------------
U.S. SMALL CAP GROWTH FUND CLASS Y         -5.61           -10.23           15.92            7.70
------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                  -9.26            -9.23            0.25           -1.54
------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF U.S. SMALL CAP GROWTH FUND CLASS A (FORMERLY CLASS N) IS 12/31/98. INCEPTION DATES FOR CLASSES B AND C ARE 11/07/01 AND 11/19/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND THE RUSSELL 2000 GROWTH INDEX IS 9/30/97.

+    RETURNS DO NOT INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR REPRESENT AVERAGE ANNUALIZED RETURNS.

THE FUND INVESTS IN IPOS WHICH MAY HAVE A MAGNIFIED IMPACT ON PERFORMANCE.



TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                                        PERCENTAGE OF
                                                          NET ASSETS
---------------------------------------------------------------------
Career Education Corp.                                        3.2%
Patterson Dental Co.                                          3.0
Copart, Inc.                                                  2.8
CACI International, Inc.                                      2.5
Investors Financial Services Corp.                            2.2
New York Community Bancorp, Inc.                              2.1
North Fork Bancorporation, Inc.                               2.0
Province Healthcare Co.                                       1.8
Borland Software Corp.                                        1.8
Fair, Isaac & Company, Inc.                                   1.7
---------------------------------------------------------------------
Total                                                        23.1%



--------------------------------------------------------------------------------
54

              U.S. SMALL CAP GROWTH FUND -- SCHEDULE OF INVESTMENTS


DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                            SHARES              VALUE
                                                          ----------        ------------
U.S. EQUITIES -- 95.65%
AEROSPACE & MILITARY -- 0.42%
Engineered Support Systems ..........................          4,900        $    167,629
                                                                            ------------

AUTOS/DURABLES -- 5.12%
Action Performance Companies, Inc. (b) ..............         21,500             658,115
Copart, Inc. (b) ....................................         30,100           1,094,737
Shaw Group, Inc. (b) ................................         11,300             265,550
                                                                            ------------
                                                                               2,018,402
                                                                            ------------

BANKS -- 6.63%
Annuity and Life Re (Holdings), Ltd. ................          5,800             145,638
Greater Bay Bancorp .................................         16,000             457,280
New York Community Bancorp, Inc. ....................         36,571             836,379
North Fork Bancorporation, Inc. .....................         24,400             780,556
Sterling Bancshares, Inc. ...........................         31,500             394,380
                                                                            ------------
                                                                               2,614,233
                                                                            ------------

BUSINESS & PUBLIC SERVICE -- 3.16%
Career Education Corp. (b) ..........................         36,300           1,244,364
                                                                            ------------

COMPUTER SERVICES -- 2.67%
Cognizant Technology Solutions Corp. (b) ............         13,400             549,132
I-Many, Inc. (b) ....................................         52,000             501,800
                                                                            ------------
                                                                               1,050,932
                                                                            ------------

COMPUTER SOFTWARE -- 4.23%
Borland Software Corp. (b) ..........................         44,200             692,172
Descartes Systems Group, Inc. (b) ...................         13,600             101,320
Mercury Interactive Corp. (b) .......................         10,200             346,596
THQ, Inc. (b) .......................................         10,900             528,323
                                                                            ------------
                                                                               1,668,411
                                                                            ------------

COMPUTER SYSTEMS -- 6.60%
CACI International, Inc. (b) ........................         25,400           1,002,919
Fair, Isaac & Company, Inc. .........................         10,700             674,314
Intercept Group, Inc. (b) ...........................         15,500             633,950
Mercury Computer Systems, Inc. (b) ..................          7,400             289,414
                                                                            ------------
                                                                               2,600,597
                                                                            ------------

CONSTRUCTION -- 0.93%
NVR, Inc. (b) .......................................          1,800             367,200
                                                                            ------------

ELECTRIC COMPONENTS -- 6.71%
Elantec Semiconductor, Inc. (b) .....................         13,200             506,880
EMCOR Group, Inc. (b) ...............................         13,300             603,820
Exar Corp. (b) ......................................         23,700             494,145
Pericom Semiconductor Corp. (b) .....................         36,600             530,700
Rudolph Technologies, Inc. (b) ......................         14,900             511,368
                                                                            ------------
                                                                               2,646,913
                                                                            ------------

ELECTRONICS -- 1.45%
Ultratech Stepper, Inc. (b) .........................         34,500             569,940
                                                                            ------------

ENERGY -- 7.57%
Arch Coal, Inc. .....................................         12,800             290,560
AstroPower, Inc. (b) ................................         11,300             456,859
Flowserve Corp. (b) .................................         16,400             436,404
Patterson-UTI Energy, Inc. (b) ......................         24,200             564,102
Stone Energy Corp. (b) ..............................         10,200             402,900

                                                            SHARES              VALUE
                                                          ----------        ------------
Tetra Technologies, Inc. (b) ........................         21,700        $    454,615
Vintage Petroleum, Inc. .............................         26,300             380,035
                                                                            ------------
                                                                               2,985,475
                                                                            ------------

FINANCIAL SERVICES -- 4.87%
Factset Research Systems, Inc. ......................         14,100             492,795
Investors Financial Services Corp. ..................         12,800             847,488
UCBH Holdings, Inc. .................................         20,400             580,176
                                                                            ------------
                                                                               1,920,459
                                                                            ------------

FOOD & HOUSE PRODUCTS -- 4.24%
Beazer Homes U.S.A., Inc. (b) .......................          4,400             321,948
Fleming Companies, Inc. .............................         18,100             334,850
Performance Food Group Co. (b) ......................         13,600             478,312
Ruby Tuesday, Inc. ..................................         26,000             536,380
                                                                            ------------
                                                                               1,671,490
                                                                            ------------

GENE -- 0.59%
Myriad Genetics, Inc. (b) ...........................          4,400             231,616
                                                                            ------------

HEALTH: DRUGS -- 12.57%
Aviron (b) ..........................................          4,600             228,758
Cell Therapeutics, Inc. (b) .........................         11,300             272,782
Cubist Pharmaceuticals, Inc. (b) ....................          8,100             291,276
Ilex Oncology, Inc. (b) .............................         10,700             289,328
Interneuron Pharmaceuticals (b) .....................         25,300             280,577
Isis Pharmaceuticals, Inc. (b) ......................         13,300             295,127
Medarex, Inc. (b) ...................................         16,200             290,952
Neurocrine Biosciences, Inc. (b) ....................          5,600             287,336
Penwest Pharmaceuticals Co. (b) .....................         23,900             479,195
Pharmaceutical Product
   Development, Inc. (b) ............................         17,900             578,349
Praecis Pharmaceuticals, Inc. (b) ...................          8,300              48,306
Regeneron Pharmaceuticals, Inc. (b) .................         10,400             292,864
Scios, Inc. (b) .....................................         10,600             251,962
SICOR, Inc. (b) .....................................         39,400             617,792
Syncor International Corp. (b) ......................         15,800             452,512
                                                                            ------------
                                                                               4,957,116
                                                                            ------------

HEALTH: NON-DRUGS -- 10.90%
CV Therapeutics, Inc. (b) ...........................          5,300             275,706
Cytyc Corp. (b) .....................................         13,200             344,520
Orthodontic Centers of America, Inc. (b) ............         19,300             588,650
Patterson Dental Co. (b) ............................         28,700           1,174,691
Pediatrix Medical Group, Inc. (b) ...................         19,700             668,224
Province Healthcare Co. (b) .........................         22,700             700,522
ResMed, Inc. (b) ....................................         10,100             544,592
                                                                            ------------
                                                                               4,296,905
                                                                            ------------

INDUSTRIAL COMPONENTS -- 1.51%
Cognex Corp. (b) ....................................         23,300             596,713
                                                                            ------------

NON-DURABLES -- 1.55%
Constellation Brands, Inc. (b) ......................         14,300             612,755
                                                                            ------------

RETAIL/APPAREL -- 5.06%
Chico's FAS, Inc. (b) ...............................         13,100             520,070
Direct Focus, Inc. (b) ..............................         10,700             333,840
HOT Topic, Inc. (b) .................................         18,000             565,020
Peregrine Systems, Inc. (b) .........................         20,000             296,600
Skechers U.S.A., Inc. (b) ...........................         19,000             277,780
                                                                            ------------
                                                                               1,993,310
                                                                            ------------

--------------------------------------------------------------------------------

              U.S. SMALL CAP GROWTH FUND -- SCHEDULE OF INVESTMENTS


DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                            SHARES              VALUE
                                                          ----------        ------------
SERVICES/MISCELLANEOUS -- 2.44%
ESCO Technologies, Inc. (b) .........................         12,200        $    420,778
Jack in the Box, Inc. (b) ...........................         19,700             542,538
                                                                            ------------
                                                                                 963,316
                                                                            ------------

TECHNOLOGY -- 3.26%
Global Power Equipment Group, Inc. (b) ..............          5,200              78,260
Planar Systems, Inc. (b) ............................         27,700             584,470
Stellent, Inc. (b) ..................................         21,100             623,716
                                                                            ------------
                                                                               1,286,446
                                                                            ------------

TELECOMMUNICATIONS- SERVICES -- 0.49%
Triton PCS Holdings, Inc. (b) .......................          6,600             193,710
                                                                            ------------

TRANSPORTATION -- 2.68%
Atlantic Coast Airlines Holdings, Inc. (b) ..........         23,900             556,631
Forward Air Corp. (b) ...............................         14,700             498,624
                                                                            ------------
                                                                               1,055,255
                                                                            ------------

Total U.S. Equities (Cost $34,479,143) ..............                         37,713,187
                                                                            ------------

SHORT-TERM INVESTMENTS -- 4.64%
OTHER -- 4.64%
Brinson Supplementary Trust
   U.S. Cash Management Prime Fund
   (Cost $1,829,073) ................................      1,829,073        $  1,829,073
                                                                            ------------

Total Investments
   (Cost $36,308,216) -- 100.29% (a) ................                         39,542,260
Liabilities, less cash and
   other assets -- ( 0.29%) .........................                           (113,779)
                                                                            ------------

Net Assets -- 100% ..................................                       $ 39,428,481
                                                                            ============


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $36,308,216; and net unrealized appreciation consisted of:

                Gross unrealized appreciation                              $ 5,757,389
                Gross unrealized depreciation                               (2,523,345)
                                                                           -----------
                            Net unrealized appreciation                    $ 3,234,044
                                                                           ===========

(b)  Non-income producing.


%    Represents a percentage of net assets.


--------------------------------------------------------------------------------
56              See accompanying notes to financial statements.

                                 U.S. BOND FUND

--------------------------------------------------------------------------------

For the six months ended December 31, 2001, U.S. Bond Fund Class Y (formerly Class I) shares advanced 4.9%. The Fund's benchmark, the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index, gained 4.7% for the period.

Overall, the six months which ended December 31, 2001 were relatively strong for the U.S. bond market as the weak economic environment and resulting poor equity performance shifted attention to the fixed income markets. Persistent evidence of weakness in the U.S. economy led the Federal Reserve to continue to reduce overnight interest rates during the period. By the end of the calendar year, after 11 interest rate cuts by the Federal Reserve totaling 4.75%, the yield curve had drastically steepened.

Clearly the most significant event of the reporting period was the terrorist attack on September 11. Initial damage to the U.S. economy was extensive, although investors showed remarkable resilience in returning to the markets in short order. Liquidity dried up in most fixed income markets immediately after the terrorist attacks, and slowly returned to normal beginning with the most liquid, higher quality sectors.

Post-September 11, mortgage backed-securities had extremely poor relative performance as a result of high volatility in the sector. Our strategy of investing in securities that have better prepayment and convexity characteristics versus the index contributed positively to the performance throughout the quarter. The credit-sensitive sectors did extremely well, despite the effects of the Enron bankruptcy, as investors grew hopeful that an economic recovery would soon be at hand. Investment grade credit and high yield securities had exceptional performance over Treasury securities following poor performance in the third quarter. Our investment grade sector allocation was neutral as we focused on selecting the companies we felt had the most value.

All three elements of our active strategy added positively to performance for the period: issue selection, sector allocation and duration/yield curve management. Issue selection within the mortgage sector was a strong source of performance. Sector selection benefited from an overweight to corporate bonds and also from owning shorter duration mortgages than the benchmark. Our longer-than-benchmark duration strategy during select times also positively added to performance.

--------------------------------------------------------------------------------

                                 U.S. BOND FUND

--------------------------------------------------------------------------------

TOTAL RETURN

                                             6 MONTHS          1 YEAR          3 YEARS         5 YEARS       INCEPTION*
                                               ENDED            ENDED           ENDED           ENDED            TO
                                             12/31/01         12/31/01         12/31/01        12/31/01       12/31/01
-------------------------------------------------------------------------------------------------------------------------
U.S. BOND FUND CLASS A+                        4.89%            8.23%            5.64%            N/A            7.05%
-------------------------------------------------------------------------------------------------------------------------
U.S. BOND FUND CLASS B+                         N/A              N/A              N/A             N/A           -2.73
-------------------------------------------------------------------------------------------------------------------------
U.S. BOND FUND CLASS C+                         N/A              N/A              N/A             N/A           -2.30
-------------------------------------------------------------------------------------------------------------------------
U.S. BOND FUND CLASS Y                         4.85             8.42             5.94            7.15%           7.08
-------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
  Grade (BIG) Bond Index                       4.73             8.52             6.29            7.43            7.29
-------------------------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF U.S. BOND FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATES OF CLASSES B AND C ARE 11/06/01 AND 11/08/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND THE SALOMON SMITH BARNEY BIG BOND INDEX IS 8/31/95.

+    RETURNS DO NOT INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

--------------------------------------------------------------------------------
58

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS


DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT               VALUE
                                                         -----------         -----------
BONDS -- 97.06%
U.S. CORPORATE BONDS -- 21.42%
Abitibi - Consolidated Finance LP
   7.875%, due 08/01/09 ..........................       $   115,000         $   114,347
Amerada Hess Corp.
   6.650%, due 08/15/11 ..........................            55,000              54,767
Anadarko Finance Co.
   7.500%, due 05/01/31 ..........................            55,000              57,319
AOL Time Warner, Inc.
   6.750%, due 04/15/11 ..........................           155,000             158,836
AT&T Wireless Services, Inc.
   7.875%, due 03/01/11 ..........................           195,000             208,457
Avon Products, Inc.
   7.150%, due 11/15/09 ..........................           150,000             159,508
Bank of America Corp.
   7.400%, due 01/15/11 ..........................           465,000             498,581
Bank One Corp.
   7.875%, due 08/01/10 ..........................           155,000             170,672
Bombardier Capital, Inc., 144A
   6.125%, due 06/29/06 ..........................           100,000              97,392
Burlington Northern Santa Fe Corp.
   6.875%, due 12/01/27 ..........................            50,000              49,145
   7.082%, due 05/13/29 ..........................           105,000             105,815
Caterpillar, Inc.
   6.550%, due 05/01/11 ..........................            75,000              77,831
Cendant Corp., 144A
   6.875%, due 08/15/06 ..........................           390,000             376,715
Centex Corp.
   9.750%, due 06/15/05 ..........................           155,000             171,474
Chase Commercial Mortgage Securities
   Corp., 98-1 A2 6.560%, due 05/18/30 ...........           380,000             394,422
Citigroup, Inc.
   7.250%, due 10/01/10 ..........................           560,000             600,142
Citizens Communications Co.
   9.250%, due 05/15/11 ..........................           310,000             344,985
Comcast Cable Communications
   6.750%, due 01/30/11 ..........................           140,000             140,609
Consolidated Edison, Inc.
   7.500%, due 09/01/10 ..........................           300,000             319,407
Delhaize America, Inc.
   8.125%, due 04/15/11 ..........................           225,000             246,961
Delta Airlines, Inc. 00-1, E.E.T.C.
   7.570%, due 11/18/10 ..........................           215,000             212,710
Dominion Resources, Inc., Class B
   7.625%, due 07/15/05 ..........................           370,000             394,481
Duke Energy Field Services
   6.875%, due 02/01/11 ..........................            85,000              84,484
Duke Energy Field Services LLC
   7.875%, due 08/16/10 ..........................           150,000             158,447
   8.125%, due 08/16/30 ..........................            55,000              58,534
El Paso Energy Corp.
   7.800%, due 08/01/31 ..........................           195,000             196,787
Energizer Holdings, Inc.
   7.375%, due 12/01/09 ..........................           135,000             143,953
EOP Operating Ltd.
   7.875%, due 07/15/31 ..........................            55,000              54,827
Equistar Chemicals LP
   8.750%, due 02/15/09 ..........................           135,000             130,206
 10.125%, due 09/01/08 ...........................            65,000              65,325

                                                             FACE
                                                            AMOUNT               VALUE
                                                         -----------         -----------
Erac U.S.A. Finance Co., 144A
   8.000%, due 01/15/11 ..........................       $   380,000         $   382,331
First Data Corp.
   5.625%, due 11/01/11 ..........................           200,000             191,147
First Energy Corp.
   6.450%, due 11/15/11 ..........................           240,000             234,159
First Union National Bank
   7.800%, due 08/18/10 ..........................           265,000             290,942
Ford Motor Credit Co.
   7.375%, due 02/01/11 ..........................           360,000             353,828
Ford Motor Credit Co.
   6.875%, due 02/01/06 ..........................           630,000             630,908
General Motors Acceptance Corp.
   6.125%, due 09/15/06 ..........................           370,000             366,207
   6.875%, due 09/15/11 ..........................           440,000             431,006
Goldman Sachs Group, Inc.
   6.875%, due 01/15/11 ..........................           105,000             107,539
Harrah's Operating Co., Inc.
   7.125%, due 06/01/07 ..........................           220,000             222,623
Household Finance Corp.
   6.750%, due 05/15/11 ..........................           495,000             492,204
International Paper Co.
   6.750%, due 09/01/11 ..........................            95,000              96,063
Keycorp Capital II
   6.875%, due 03/17/29 ..........................            45,000              39,991
Kraft Foods, Inc.
   4.625%, due 11/01/06 ..........................            50,000              48,917
   6.500%, due 11/01/31 ..........................           110,000             107,667
Kroger Co.
   6.800%, due 04/01/11 ..........................           125,000             128,208
   7.500%, due 04/01/31 ..........................            90,000              94,469
MBNA Global Capital Securities, FRN
   0.000%, due 02/01/27 ..........................           340,000             244,060
Mirant Americas Generation, Inc.
   7.625%, due 05/01/06 ..........................           210,000             191,463
   9.125%, due 05/01/31 ..........................            95,000              81,792
Morgan Stanley Dean Witter
   6.750%, due 04/15/11 ..........................           300,000             306,921
News America Holdings, Inc.
   7.125%, due 04/08/28 ..........................           175,000             159,635
Nisource Finance Corp.
   7.875%, due 11/15/10 ..........................           190,000             196,635
Occidental Petroleum Corp.
   8.450%, due 02/15/29 ..........................            95,000             107,574
ONE 2000-2 8A
   0.000%, due 03/15/30 ..........................         1,034,909           1,050,668
PDVSA Finance Ltd.
   8.500%, due 11/16/12 ..........................            65,000              59,150
Progress Energy, Inc.
   7.000%, due 10/30/31 ..........................           110,000             108,399
Pure Resources, Inc.
   7.125%, due 06/15/11 ..........................           115,000             110,362
Qwest Capital Funding, Inc.
   7.900%, due 08/15/10 ..........................           565,000             574,795
Rohm & Haas Co.
   7.850%, due 07/15/29 ..........................            55,000              61,256
Sempra Energy
   7.950%, due 03/01/10 ..........................           210,000             217,019

--------------------------------------------------------------------------------

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS


DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT               VALUE
                                                         -----------         -----------
Sonat, Inc.
7.625%, due 07/15/11 .............................       $    95,000         $    96,426
Sprint Capital Corp.
   7.625%, due 01/30/11 ..........................           385,000             404,384
Target Corp
   7.000%, due 07/15/31 ..........................           215,000             226,006
Telus Corp.
   8.000%, due 06/01/11 ..........................           370,000             392,634
Transocean Sedco Forex, Inc.
   6.625%, due 04/15/11 ..........................           195,000             191,333
United Airlines, Inc., E.E.T.C.
   7.811%, due 10/01/09 ..........................           225,000             187,767
Valero Energy Corp.
   8.750%, due 06/15/30 ..........................            55,000              62,571
Verizon Global Funding Corp.
   7.750%, due 12/01/30 ..........................           270,000             300,508
Viacom, Inc.
   8.625%, due 08/01/12 ..........................           180,000             208,098
Waste Management, Inc.
   6.875%, due 05/15/09 ..........................           105,000             105,777
Wells Fargo Bank N.A.
   6.450%, due 02/01/11 ..........................           390,000             398,211
Williams Cos, Inc.
   7.125%, due 09/01/11 ..........................           340,000             333,891
WorldCom, Inc.
   7.500%, due 05/15/11 ..........................           355,000             365,180
                                                                             -----------
                                                                              16,807,863
                                                                             -----------
ASSET-BACKED SECURITIES -- 2.93%
Comed Transitional Funding Trust,
   Series 1998-1 Class A6
   5.630%, due 06/25/09 ..........................           260,000             265,453
Green Tree Financial Corp.
   6.160%, due 02/01/31 ..........................         1,000,000           1,031,163
Green Tree Financial Corp., 94-5, Class A5
   8.300%, due 11/15/19 ..........................           320,000             341,288
Peco Energy Transition Trust, 99-A3, Class A7
   7.625%, due 03/01/10 ..........................           600,000             661,775
                                                                             -----------
                                                                               2,299,679
                                                                             -----------
CORPORATE MORTGAGE-BACKED SECURITIES -- 30.29%
ABN AMRO Mortgage Corp., 99-2, Class A2
   6.300%, due 04/25/29 ..........................         2,100,000           2,151,597
ABN AMRO Mortgage Corp., 99-3, Class A2
   6.300%, due 05/25/29 ..........................         1,000,000           1,024,110
Bank One Mortgage, 2000-2, Class A6
   6.727%, due 03/15/30 ..........................            66,368              68,031
Bear Stearns Commercial Mortgage Securities,
   00-WF1, Class A2 7.780%, due 02/15/10 .........         1,215,000           1,334,355
Bear Stearns Commercial Mortgage Securities,
   00-WF2, Class A2 7.320%, due 10/15/32 .........           425,000             455,460
Cendent Mortgage Corp., 01-A1, Class 3A1
   6.750%, due 04/25/31 ..........................           558,744             563,376
Citicorp Mortgage Securities, Inc., 94-9,
   Class A8 5.750%, due 06/25/09 .................           759,815             772,937
CS First Boston Mortgage Securities Corp.
   6.238%, due 02/15/34 ..........................           250,000             255,792
   7.000%, due 11/19/14 ..........................         1,179,374           1,225,358
   7.545%, due 04/15/62 ..........................           785,000             850,231

                                                             FACE
                                                            AMOUNT               VALUE
                                                         -----------         -----------
DLJ Commercial Mortgage Corp.
   7.340%, due 09/10/09 ..........................      $    150,000        $    160,507
DLJ Commercial Mortgage Corp., 00-CKP1,
   Class A1B 7.180%, due 08/10/10 ................           850,000             901,497
DLJ Commercial Mortgage Corp., 99-CG1,
   Class A1B 6.460%, due 01/10/09 ................           220,000             226,514
GS Mortgage Securities Corp., 144A
   7.500%, due 06/19/32 ..........................           649,877             685,770
Heller Financial Commercial Mortgage Assets,
   99-PH1, Class A1 6.500%, due 05/15/31 .........         1,031,684           1,074,563
LB Commercial Conduit Mortgage Trust,
   98-C4, Class A1B 6.210%, due 10/15/35 .........           355,000             360,913
LB Commercial Conduit Mortgage Trust,
   99-C1, Class A1 6.410%, due 08/15/07 ..........           627,019             652,322
LB Commercial Conduit Mortgage Trust,
   99-C2, Class A2 7.325%, due 10/15/32 ..........           325,000             348,508
Morgan Stanley Dean Witter Capital I
   6.660%, due 02/15/33 ..........................           240,000             247,836
   6.960%, due 10/15/33 ..........................           351,827             371,411
   7.570%, due 12/15/09 ..........................         1,210,000           1,313,266
PNC Mortgage Acceptance Corp., 99-CM1,
   Class A1B 7.330%, due 12/10/32 ................           245,000             261,706
PNC Mortgage Securities Corp., 94-3,
   Class A8 7.500%, due 07/25/24 .................           375,000             390,356
Prudential Home Mortgage Securities, 93-43,
   Class A9 6.750%, due 10/25/23 .................           203,872             208,062
Prudential Mortgage Capital Funding, LLC,
   00-ROCK, Class A2 6.605%, due 05/10/34 ........           135,000             138,210
Residential Accredit Loans, Inc., 98-QS4,
   Class AI5 7.000%, due 03/25/28 ................         2,850,000           2,868,423
Residential Asset Securitization Trust, 98-A6,
   Class IA2 6.750%, due 07/25/28 ................           500,000             510,825
Residential Funding Mortgage, 95-S6,
   Class A7 7.500%, due 11/25/25 .................           804,524             794,539
Salomon Brothers Mortgage Securities
   7.520%, due 12/18/09 ..........................         1,250,000           1,349,272
Salomon Brothers Mortgage Securities VII
   6.592%, due 12/18/33 ..........................           395,000             405,539
Structured Asset Securities Corp., 98-ALS1,
   Class 1A 6.900%, due 01/25/29 .................         1,082,954           1,108,241
Vendee Mortgage Trust, 92-1, Class 2Z
   7.750%, due 05/15/22 ..........................           645,777             689,920
                                                                             -----------
                                                                              23,769,447
                                                                             -----------
INTERNATIONAL DOLLAR BONDS -- 1.83%
France Telecom S.A., 144A
   8.500%, due 03/01/31 ..........................            80,000              91,329
Petroleum Geo-Services
   6.625%, due 03/30/08 ..........................            50,000              44,817
   7.500%, due 03/31/07 ..........................           235,000             223,513
Tyco International Group S.A.
   6.750%, due 02/15/11 ..........................           285,000             286,145
   7.000%, due 06/15/28 ..........................           120,000             116,096
United Mexican States
   8.375%, due 01/14/11 ..........................           160,000             166,000
   9.875%, due 02/01/10 ..........................           310,000             346,425

--------------------------------------------------------------------------------
60

                    U.S. BOND FUND -- SCHEDULE OF INVESTMENTS


DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT               VALUE
                                                         -----------         -----------
Vodafone Group PLC
7.750%, due 02/15/10 .............................      $    150,000        $    164,744
                                                                             -----------
                                                                               1,439,069
                                                                             -----------
U.S. GOVERNMENT MORTGAGE-BACKED
  SECURITIES -- 23.99%
Fannie Mae
   5.500%, due 02/15/06 ..........................         2,540,000           2,616,236
   5.500%, due 03/15/11 ..........................           830,000             815,673
Fannie Mae Grantor Trust
   7.125%, due 01/15/30 ..........................         1,340,000           1,490,292
   7.500%, due 12/25/31 ..........................           102,343             108,171
Fannie Mae Grantor Trust, 01-T10, Class A2
   7.500%, due 06/19/41 ..........................           317,586             334,310
Fannie Mae Whole Loan, 95-W3, Class A
   9.000%, due 04/25/25 ..........................            67,396              72,842
Federal Home Loan Mortgage Corp.
   6.500%, due 11/01/28 ..........................            16,525              16,562
   7.000%, due 10/15/13 ..........................           492,125             518,457
Federal Home Loan Mortgage Corp., Gold
   8.000%, due 11/01/22 ..........................            54,831              57,411
Federal National Mortgage Association
   6.000%, due 10/01/14 ..........................           185,957             186,298
   6.000%, due 03/01/28 ..........................           482,922             472,696
   6.500%, due 03/01/19 ..........................           362,911             368,018
   6.500%, due 04/01/28 ..........................           383,028             383,585
   7.000%, due 03/01/31 ..........................           159,149             163,169
   7.500%, due 12/01/23 ..........................           323,609             334,025
   7.500%, due 01/01/28 ..........................           166,415             171,771
Federal National Mortgage Association,
   97-72, Class EG, due 09/25/22 P.O. ............            13,380              13,377
Government National Mortgage Association
   6.000%, due 12/20/28 ..........................           600,060             585,824
   6.000%, due 05/20/29 ..........................         2,763,049           2,697,496
   6.000%, due 08/20/29 ..........................         2,029,349           1,981,203
   6.500%, due 10/15/24 ..........................         2,023,078           2,032,309
   6.500%, due 08/15/27 ..........................            11,581              11,634
   7.000%, due 07/15/25 ..........................            58,060              59,381
   7.000%, due 07/15/31 ..........................           533,980             546,128
   7.500%, due 12/15/22 ..........................           135,047             139,689

                                                             FACE
                                                            AMOUNT               VALUE
                                                         -----------         -----------
   7.500%, due 01/15/24 ..........................         $  37,716          $   39,012
   7.500%, due 06/15/25 ..........................            45,884              47,461
   7.500%, due 07/15/25 ..........................           872,876             902,881
   7.500%, due 04/15/27 ..........................           591,482             611,814
   8.000%, due 08/15/22 ..........................            20,831              21,783
   8.500%, due 12/15/17 ..........................           939,955           1,018,473
   9.000%, due 11/15/04 ..........................             3,084               3,328
   9.000%, due 11/15/04 ..........................             1,128               1,217
                                                                             -----------
                                                                              18,822,526
                                                                             -----------
U.S. GOVERNMENT OBLIGATIONS -- 16.60%
U.S. Treasury Bond
   8.000%, due 11/15/21 ..........................         1,330,000           1,683,022
   8.750%, due 05/15/17 ..........................         1,705,000           2,239,611
U.S. Treasury Note
   3.625%, due 08/31/03 ..........................           770,000             780,828
   4.625%, due 02/28/03 ..........................         1,505,000           1,546,388
   6.250%, due 05/15/30 ..........................         2,225,000           2,410,213
   6.500%, due 02/15/10 ..........................         1,890,000           2,076,343
   7.000%, due 07/15/06 ..........................         1,125,000           1,246,465
   7.500%, due 02/15/05 ..........................           945,000           1,046,920
                                                                             -----------
                                                                              13,029,790
                                                                             -----------
Total Bonds (Cost $75,736,293) ...................                            76,168,374
                                                                             -----------
                                                           SHARES
                                                         -----------
SHORT-TERM INVESTMENTS -- 1.93%
OTHER -- 1.93%
Brinson Supplementary Trust
   U.S. Cash Management Prime Fund
   (Cost $1,509,194)                                       1,509,194           1,509,194
                                                                             -----------
Total Investments
   (Cost $77,245,487) -- 98.99% (a)                                           77,677,568

Cash and other assets,
   less liabilities -- 1.01%                                                     795,968
                                                                             -----------
Net Assets -- 100%                                                           $78,473,536
                                                                             ===========


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $77,245,487; and net unrealized appreciation consisted of:

                Gross unrealized appreciation ...............  $1,132,196
                Gross unrealized depreciation ...............    (700,115)
                                                               ----------
                            Net unrealized appreciation .....  $  432,081
                                                               ==========

%     Represents a percentage of net assets.

FRN: Floating rate note The rate disclosed is that in effect at December 31, 2001.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2001, the value of these securities amounted to $1,633,537 or 2.08% of net assets.

P.O.: Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of mortgages. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

--------------------------------------------------------------------------------
                 See accompanying notes to financial statements.              61

                                 HIGH YIELD FUND

--------------------------------------------------------------------------------

High Yield Fund Class Y (formerly Class I) shares advanced 2.5% for the six-month period ended December 31, 2001. The Fund outperformed its benchmark, the Merrill Lynch High Yield Master Index, which returned 1.3% for the same period.

The high yield market experienced large swings in performance during the six-month period, driven by investors' expectations for recession, defaults, terrorism, war and, more recently, recovery. June saw the meltdown of the telecommunications sector, followed by the events of September 11. September was the worst one-month return for the market as it recorded a loss of 6.4%. The market, however, recovered in November, with over $2.5 billion flowing into high yields in the fourth quarter of 2001. During the period, new issues worth approximately $14 billion were priced. Consequently, the spread, the difference in yield between two securities, closed by more than 1.75% between high yield securities and U.S. Treasuries at the end of the year. By the close of the reporting period, the high yield market had recovered the losses it incurred in September.

Even in the wake of a few well-publicized corporate bankruptcies, B-rated securities outperformed higher-grade BB-rated issues during the fourth quarter, reversing a trend that was strong through the first nine months of 2001. B-rated securities returned 6.5% in the fourth quarter compared to BB-rated returns of 4.4% over the same time span. CCC-rated securities also rose 7.0% during the period.

We maintained overweights in broadcasting, media and cable television issues during the period, as we expect to benefit from merger and acquisition activity. Power producers, financial companies and cyclicals lagged in performance during the fourth quarter for different reasons. The Enron bankruptcy negatively affected the power industry, including the bonds issued on their behalf, while the financial sector had to deal with a number of issues, from Argentina's economic collapse to domestic corporate bankruptcies.

We reduced the Fund's overweight in the wireless sector, as many companies in this area have not demonstrated their ability to deliver despite strong growth in the wireless business. Conversely, heightened risks from deregulation and slow economic growth have led us to underweight electric utilities. Our largest underweight was the retailing sector, because of its cyclical nature.

We believe that the high yield market will build on its momentum and that the market should be less volatile during the coming months. The benefits of the Federal Reserve's 11 interest rate cuts in 2001 should find their way into the economy in 2002 and ease the country into an economic recovery. We expect an influx of new issues and refinancing early in 2002, while investors seem more willing to invest in the market. If defaults slow and the Enron woes do not spread, we believe an economic recovery will translate into healthy gains for the high yield sector.

--------------------------------------------------------------------------------
62

                                 HIGH YIELD FUND

--------------------------------------------------------------------------------

TOTAL RETURN

                                                     6 MONTHS          1 YEAR          3 YEARS      INCEPTION*
                                                       ENDED            ENDED           ENDED           TO
                                                     12/31/01         12/31/01        12/31/01       12/31/01
------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND CLASS A+                               2.44%            3.85%           0.88%           0.88%
------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND CLASS B+                                N/A              N/A             N/A            3.34
------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND CLASS C+                                N/A              N/A             N/A            3.37
------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND CLASS Y                                2.49             4.15            1.17            3.17
------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index                  1.28             6.20            1.25            2.35
------------------------------------------------------------------------------------------------------------------


* INCEPTION DATE OF HIGH YIELD FUND CLASS A (FORMERLY CLASS N) IS 12/31/98. INCEPTION DATE FOR CLASSES B AND C IS 11/07/01. INCEPTION DATE FOR CLASS Y (FORMERLY CLASS I) AND MERRILL LYNCH HIGH YIELD MASTER INDEX IS 9/30/97.

+    RETURNS DO NOT INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.



TOP TEN FIXED INCOME HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                                    PERCENTAGE OF
                                                     NET ASSETS
------------------------------------------------------------------
NUC02, Inc.
12.000%, due 10/31/04                                  3.2%
Tenet Health Care Corp., Series B
8.125%, due 12/01/08                                   2.6
Allied Waste North America, Inc.
10.000%, due 08/01/09                                  2.2
Station Casinos, Inc.
9.875%, due 07/01/10                                   2.2
Host Marriott LP
8.375%, due 02/15/06                                   2.2
Charter Communications Holdings
8.250%, due 04/01/07                                   1.7
Echostar DBS Corp.
9.375%, due 02/01/09                                   1.7
Iron Mountain, Inc.
8.750%, due 09/30/09                                   1.6
Huntsman ICI Chemicals LLC
10.125%, due 07/01/09                                  1.5
Cablevision Systems Corp.
8.125%, due 08/15/09                                   1.5
------------------------------------------------------------------
Total                                                 20.4%


--------------------------------------------------------------------------------
                                                                              63
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DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT               VALUE
                                                         -----------         -----------
U.S. BONDS -- 97.77%
U.S. CORPORATE BONDS  95.68%
Acetex Corp., 144A
  10.875%, due 08/01/09 ..........................       $   125,000         $   125,000
Adelphia Communications Corp.
   0.000%, due 01/15/08, Series B ................           300,000             144,375
   8.375%, due 02/01/08, Series B ................         1,650,000           1,528,312
  10.875%, due 10/01/10 ..........................           660,000             674,025
Advances PCS
   8.500%, due 04/01/08 ..........................           100,000             104,000
AES Corp.
   8.750%, due 12/15/02 ..........................           450,000             443,250
   9.375%, due 09/15/10 ..........................           350,000             315,000
Ainsworth Lumber Co. Ltd.
  12.500%, due 07/15/07 ..........................           650,000             643,500
  13.875%, due 07/15/07, 144A ....................           250,000             258,750
AirGate PCS, Inc. (c)
   0.000%, due 10/01/09 ..........................         1,000,000             760,000
Airplanes Pass Through Trust, Series D
  10.875%, due 03/15/19 ..........................         4,938,500           1,234,625
Alamosa Delaware, Inc.
   0.000%, due 02/01/11 ..........................           600,000             612,000
Alamosa PCS Holdings, Inc. (c)
   0.000%, due 02/15/10 ..........................           150,000              93,000
Allbritton Communications Co.
   9.750%, due 11/30/07 ..........................           975,000           1,018,875
Allbritton Communications Co., Series B
   8.875%, due 02/01/08 ..........................           250,000             256,250
Allegiance Telecom, Inc.
  12.875%, due 05/15/08 ..........................         1,190,000             880,600
Alliance Gaming Corp.
  10.000%, due 08/01/07 ..........................           100,000             104,000
Allied Waste North America, Inc.
   7.875%, due 01/01/09 ..........................           175,000             171,500
   8.500%, due 12/01/08, 144A ....................           250,000             252,500
  10.000%, due 08/01/09 ..........................         3,000,000           3,090,000
American Eco Corp., Series B
   9.625%, due 05/15/08 ..........................         5,500,000                 550
American Mobile Satellite Corp.
  12.250%, due 04/01/08 ..........................           182,000              56,420
American Restaurant Group, Inc.,
Series D, 144A
  11.500%, due 11/01/06 ..........................           319,000             287,100
American Standard, Inc.
   7.375%, due 02/01/08 ..........................         1,000,000           1,010,000
American Tower Corp.
   9.375%, due 02/01/09 ..........................           450,000             362,250
Amerisource Bergen Corp.
   8.125%, due 09/01/08 ..........................           150,000             153,750
Ameristar Casino, Inc.
  10.750%, due 02/15/09 ..........................           150,000             162,000
Amkor Technology, Inc.
   9.250%, due 02/15/08 ..........................           550,000             519,750
Argo-Tech Corp.
   8.625%, due 10/01/07 ..........................         1,500,000             960,000
Argosy Gaming Co.
  10.750%, due 06/01/09 ..........................           100,000             109,875
Atlantic Express Transportation Corp., 144A
  10.750%, due 02/01/04 ..........................         1,000,000             500,000

                                                             FACE
                                                            AMOUNT               VALUE
                                                         -----------         -----------
Aztar Corp.
   8.875%, due 05/15/07                                 $  1,305,000      $    1,347,412
B&G Foods, Inc.
   9.625%, due 08/01/07 ..........................           850,000             816,000
Ball Corp.
   8.250%, due 08/01/08 ..........................         1,000,000           1,055,000
Bally Total Fitness Corp., Series D
   9.875%, due 10/15/07 ..........................           850,000             867,000
Bear Island Paper Co. LLC, Series B
  10.000%, due 12/01/07 ..........................           125,000             118,750
Belden & Blake Corp., Series B
   9.875%, due 06/15/07 ..........................           650,000             536,250
Blount, Inc.
  13.000%, due 08/01/09 ..........................         2,250,000           1,035,000
Boyd Gaming Corp.
   9.500%, due 07/15/07 ..........................            15,000              14,813
Buckeye Technologies, Inc.
   8.000%, due 10/15/10 ..........................         1,860,000           1,711,200
   8.500%, due 12/15/05 ..........................         1,000,000             975,000
Cablevision Systems Corp.
   8.125%, due 08/15/09 ..........................         2,050,000           2,105,586
Calpine Canada Energy Finance
   8.500%, due 05/01/08 ..........................         1,000,000             914,624
Calpine Corp.
   8.500%, due 02/15/11 ..........................           350,000             318,489
Chancellor Broadcasting Co.
   8.000%, due 11/01/08 ..........................         1,500,000           1,560,000
   8.750%, due 06/15/07 ..........................           500,000             520,000
Charter Communications Holdings
   0.000%, due 04/01/11 (c) ......................           150,000             108,938
   8.250%, due 04/01/07 ..........................         2,500,000           2,403,125
  10.000%, due 05/15/11 ..........................           300,000             305,250
Chesapeake Energy Corp.
   8.125%, due 04/01/11 ..........................           250,000             242,500
CMS Energy Corp.
   8.500%, due 04/15/11 ..........................            50,000              49,951
Coast Hotels & Casinos, Inc.
   9.500%, due 04/01/09 ..........................           220,000             225,500
Coaxial Communications of Central
  Ohio, Inc.
  10.000%, due 08/15/06 ..........................           850,000             852,125
Collins & Alkman Corp.
  10.750%, due 12/31/11, 144A ....................           850,000             852,125
  11.500%, due 04/15/06 ..........................           250,000             243,750
Constellation Brands, Inc.
   8.000%, due 02/15/08 ..........................           275,000             277,750
Cott Beverages USA, Inc. 144A
   8.000%, due 12/15/11 ..........................           750,000             731,250
Cott Corp.
   8.500%, due 05/01/07 ..........................           150,000             154,500
Crown Castle International Corp.
   0.000%, due 05/15/11 (c) ......................           130,000              80,600
   9.000%, due 05/15/11 ..........................           150,000             134,250
   9.375%, due 08/01/11 ..........................           150,000             137,625
  10.750%, due 08/01/11 ..........................           850,000             830,875
Cumulus Media, Inc.
  10.375%, due 07/01/08 ..........................           105,000             109,988
D.R. Horton, Inc.
   8.000%, due 02/01/09 ..........................         2,000,000           1,980,000

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--------------------------------------------------------------------------------

                                                             FACE
                                                            AMOUNT             VALUE
                                                         -----------      --------------
Dayton Superior Corp.
  13.000%, due 06/15/09 ..........................      $    675,000      $      686,812
Del Monte Corp.
   9.250%, due 05/15/11 ..........................           175,000             182,875
Delco Remy International, Inc.
   8.625%, due 12/15/07 ..........................           950,000             940,500
Desa International, Inc.
   9.875%, due 12/15/07 ..........................         3,000,000             990,000
Dimon Inc., 144A
   9.625%, due 10/15/11 ..........................            75,000              77,625
Dobson Communications Corp.
  10.875%, due 07/01/10 ..........................           450,000             464,625
Dobson Sygnet Communications, Inc.
  12.250%, due 12/15/08 ..........................           250,000             267,500
Dura Operating Corp.
   9.000%, due 05/01/09 ..........................         1,000,000             940,000
Earle M. Jorgensen Co.
   9.500%, due 04/01/05 ..........................           885,000             849,600
Echostar DBS Corp.
   9.375%, due 02/01/09 ..........................         2,250,000           2,317,500
eKabel Hessen
  14.500%, due 09/01/10 ..........................           125,000              58,750
Equistar Chemicals LP
   8.500%, due 02/15/04 ..........................            50,000              49,881
Fairchild Semiconductor Corp.
  10.125%, due 03/15/07 ..........................           150,000             153,750
Fedders North America, Inc.
   9.375%, due 08/15/07 ..........................           120,000              87,900
Felcor Lodging LP
   8.500%, due 06/01/11 ..........................           175,000             168,000
Fleming Co., Inc.
  10.625%, due 07/31/07 ..........................            75,000              71,625
Four M Corp., Series B
  12.000%, due 06/01/06, Series B ................           200,000             197,000
Fox Sports Network LLC (c)
   0.000%, due 08/15/07 ..........................         1,000,000             995,000
Fresenius Medical Care Capital Trust II
   7.875%, due 02/01/08 ..........................         2,000,000           2,000,000
Fresenius Medical Care Capital Trust IV
   7.875%, due 06/15/11 ..........................            50,000              49,750
FrontierVision Holdings LP (c)
   0.000%, due 09/15/07 ..........................           275,000             288,406
FrontierVision Operating Partners LP
  11.000%, due 10/15/06 ..........................         2,000,000           2,062,500
GAP, Inc., 144A
   8.150%, due 12/15/05 ..........................           120,000             103,457
Gaylord Container Corp.
   9.750%, due 06/15/07 ..........................           500,000             422,500
GEO Specialty Chemicals
  10.125%, due 08/01/08 ..........................           250,000             216,250
Granite Broadcasting Corp.
  10.375%, due 05/15/05 ..........................           200,000             176,000
Gray Communicaitons Systems, Inc., 144A
   9.250%, due 12/15/11 ..........................           750,000             742,500
Grey Wolf, Inc.
   8.875%, due 07/01/07 ..........................         1,100,000           1,072,500
Hayes Lemmerz International, Inc.
   8.250%, due 12/15/08 ..........................           495,000              22,275

                                                             FACE
                                                            AMOUNT             VALUE
                                                         -----------      --------------
  HCA - The Healthcare Co.
   7.125%, due 06/01/06 ..........................         $ 150,000          $  150,563
   7.875%, due 02/01/11 ..........................         1,325,000           1,351,500
   8.750%, due 09/01/10 ..........................           150,000             162,000
Hilton Hotels Corp.
   8.250%, due 02/15/11 ..........................           150,000             145,642
HMH Properties, Inc.
   7.875%, due 08/01/08, Series B ................           175,000             161,438
   8.450%, due 12/01/08 ..........................         1,495,000           1,420,250
Hollinger International Publishing Corp.
   9.250%, due 02/01/06 ..........................           250,000             247,813
   9.250%, due 03/15/07 ..........................           600,000             594,750
Hollywood Casino Corp.
  11.250%, due 05/01/07 ..........................           290,000             313,562
Horseshoe Gaming LLC, Series B
   9.375%, due 06/15/07 ..........................           250,000             265,312
Host Marriott LP
   8.375%, due 02/15/06 ..........................         3,150,000           3,031,875
Huntsman ICI Chemicals LLC
  10.125%, due 07/01/09 ..........................         2,200,000           2,112,000
Hyperion Telecommunications
  12.000%, due 11/01/07 ..........................         2,000,000              20,000
Ingles Markets, Inc., 144A
   8.875%, due 12/01/11 ..........................           550,000             540,375
Insight Communications, Inc. (c)
   0.000%, due 02/15/11 ..........................           160,000              94,400
Insight Health Services Corp., 144A
   9.875%, due 11/01/11 ..........................           100,000             103,500
Insight Midwest LP
  10.500%, due 11/01/10 ..........................           120,000             129,600
Integrated Electrical Services, Inc., Series B
   9.375%, due 02/01/09 ..........................           125,000             110,625
InterAct Operating Co., Inc.
  14.000%, due 08/01/03 ..........................        12,658,982             126,590
Interep National Radio Sales, Series B
  10.000%, due 07/01/08 ..........................           300,000             195,000
Intermedia Communications, Inc.
   8.500%, due 01/15/08 ..........................            35,000              35,831
International Game Technology
   7.875%, due 05/15/04 ..........................           215,000             221,719
IPC Acquisition Corp., 144A
  11.500%, due 12/15/09 ..........................           750,000             750,000
Iron Mountain, Inc.
   8.625%, due 04/01/13 ..........................           200,000             208,000
   8.750%, due 09/30/09 ..........................         2,150,000           2,214,500
J.L. French Automotive Castings, Inc.
  11.500%, due 06/01/09 ..........................         1,500,000             562,500
Jackson Products, Inc., Series B
   9.500%, due 04/15/05 ..........................           350,000             206,500
KinderCare Learning Centers, Inc.
   9.500%, due 02/15/09 ..........................         1,000,000             955,000
KMC Telecom Holdings, Inc.
  13.500%, due 05/15/09 ..........................         1,500,000             105,000
Lamar Media Co.
   8.625%, due 09/15/07 ..........................           200,000             208,500
Leap Wireless International, Inc.
  12.500%, due 04/15/10 ..........................           100,000              76,000
Level 3 Communications, Inc. (c)
   0.000%, due 12/01/08 ..........................           600,000             168,000

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT              VALUE
                                                       -------------     ---------------
Levi Straus & Co.
   6.800%, due 11/01/03 ..........................     $     150,000     $       133,500
LIN Holdings Corp. (c)
   0.000%, due 03/01/08 ..........................         2,800,000           1,764,000
LIN Television Corp.
   8.000%, due 01/15/08 ..........................           100,000             100,750
Loral Space & Communications Ltd.
   9.500%, due 01/15/06 ..........................           200,000             110,000
Luigino's, Inc.
  10.000%, due 02/01/06 ..........................           900,000             882,000
Lyondell Chemical Co., Series B
   9.875%, due 05/01/07 ..........................         1,000,000           1,005,000
Mail Well Corp., Series B
   8.750%, due 12/15/08 ..........................           900,000             702,000
Majestic Investment Holdings LLC, 144A
  11.653%, due 11/30/07 ..........................           800,000             761,000
Majestic Star Casino LLC, Series B
  10.875%, due 07/01/06 ..........................           150,000             145,500
Mandalay Resort Group
   9.500%, due 08/01/08 ..........................         2,000,000           2,095,000
Mediacom LLC
   7.875%, due 02/15/11 ..........................            50,000              48,188
MGM Grand, Inc.
   9.750%, due 06/01/07 ..........................         1,700,000           1,780,750
MGM Mirage, Inc.
   8.500%, due 09/15/10 ..........................           150,000             153,294
Motors & Gears, Inc., Series D
  10.750%, due 11/15/06 ..........................           275,000             239,250
National Wine & Spirits, Inc.
  10.125%, due 01/15/09 ..........................         1,150,000           1,178,750
NEON Communications, Inc.
  12.750%, due 08/15/08 ..........................         3,000,000             600,000
Nexstar Finance, Inc., LLC
  12.000%, due 04/01/08 ..........................           300,000             300,000
Nextel Communications, Inc. (c)
   0.000%, due 09/15/07 ..........................           120,000              91,800
   0.000%, due 02/15/08 ..........................         3,000,000           2,062,500
   9.375%, due 11/15/09 ..........................           200,000             158,000
   9.500%, due 02/01/11 ..........................            25,000              19,500
Nextel International, Inc.
  12.125%, due 04/15/08 ..........................         2,550,000             127,500
  12.750%, due 08/01/10 ..........................           350,000              24,500
  13.000%, due 04/15/07 ..........................           500,000              25,000
Nextel Partners, Inc.
  11.000%, due 03/15/10 ..........................           150,000             121,500
  12.500%, due 11/15/09, 144A ....................           500,000             437,500
Nextmedia Operating Inc.,144A
  10.750%, due 07/01/11 ..........................           150,000             154,875
Nortek, Inc.
   9.250%, due 03/15/07 ..........................         1,000,000           1,020,000
   9.875%, due 06/15/11, Series B ................           200,000             198,000
NTL Communication Corp.
  11.500%, due 10/01/08 ..........................         2,000,000             700,000
NUC02
  12.000%, due 10/31/04 ..........................         5,000,000           4,500,000
Official Information Co., Series B
  10.375%, due 11/01/07 ..........................           150,000             135,000
OM Group, Inc., 144A
   9.250%, due 12/15/11 ..........................           325,000             331,500

                                                           FACE
                                                          AMOUNT              VALUE
                                                       -------------     ---------------
Ono Finance plc
  13.000%, due 05/01/09 ..........................     $     325,000     $       246,594
Orion Refining
  10.000%, due 11/15/04 ..........................         3,473,178             694,636
Owens-Illinois Inc.
   7.150%, due 05/15/05 ..........................           180,000             169,200
Pacifica Papers, Inc.
  10.000%, due 03/15/09 ..........................           105,000             112,875
Pantry, Inc.
  10.250%, due 10/15/07 ..........................           575,000             564,937
Park Place Entertainment Corp.
   8.875%, due 09/15/08 ..........................         2,000,000           2,037,500
Peabody Energy Corp.
   9.625%, due 05/15/08 ..........................         1,612,000           1,728,870
Pegasus Communications Corp., Series B
   9.750%, due 12/01/06 ..........................           800,000             720,000
  12.500%, due 08/01/07 ..........................           100,000             101,000
Pegasus Satellite Communications, Inc. (c)
   0.000%, due 03/01/07 ..........................           375,000             228,750
Penn National Gaming Inc., Series B
  11.125%, due 03/01/08 ..........................           220,000             232,100
PETCO Animal Supplies, Inc., 144A
  10.750%, due 11/01/11 ..........................           500,000             510,000
Phillips-Van Heusen, Corp.
   9.500%, due 05/01/08 ..........................           400,000             408,000
Pioneer Natural Resources Co.
   9.625%, due 04/01/10 ..........................           110,000             120,475
Plains Resources, Inc.
  10.250%, due 03/15/06 ..........................           300,000             303,000
  10.250%, due 03/15/06, Series D ................           150,000             151,500
Playtex Products, Inc.
   9.375%, due 06/01/11 ..........................           100,000             105,500
Pogo Producing Co.
   8.250%, due 04/15/11 ..........................           100,000             101,500
Premier Graphics, Inc.
  11.500%, due 12/01/05 ..........................         4,250,000             132,813
Premier Parks, Inc. (c)
   0.000%, due 04/01/08 ..........................           175,000             149,188
PRIMEDIA, Inc.
   8.875%, due 05/15/11 ..........................           700,000             630,000
R.H. Donnelly, Inc.
   9.125%, due 06/01/08 ..........................           675,000             696,094
Radio One, Inc.
   8.875%, due 07/01/11 ..........................           160,000             165,200
Radio Unica Communications Corp. (c)
   0.000%, due 08/01/06 ..........................           400,000             190,000
Radiologix, Inc., 144A
  10.500%, due 12/15/08 ..........................           775,000             771,125
Riverwood International Corp.
  10.250%, due 04/01/06 ..........................           200,000             206,000
Salem Communications Corp.
   9.500%, due 10/01/07 ..........................           300,000             310,875
Samsonite Corp.
  10.750%, due 06/15/08 ..........................           850,000             592,875
SBA Communications Corp.
  10.250%, due 02/01/09 ..........................           200,000             171,000
Sbarro, Inc.
  11.000%, due 09/15/09 ..........................           150,000             144,000

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

                   HIGH YIELD FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT              VALUE
                                                       -------------     ---------------
Sequa Corp.
   8.875%, due 04/01/08 ..........................     $     125,000      $      116,875
Sinclair Broadcast Group
   8.750%, due 12/15/11 144A .....................           900,000             900,000
  10.000%, due 09/30/05 ..........................           250,000             258,332
Six Flags, Inc.
   9.500%, due 02/01/09 ..........................           100,000             100,625
Song Networks NV
  13.000%, due 05/15/09 ..........................         2,000,000             720,000
Spectrasite Holdings, Inc.
  10.750%, due 03/15/10 ..........................         2,000,000             980,000
Speedway Motorsports, Inc.
   8.500%, due 08/15/07 ..........................           350,000             360,500
Station Casinos, Inc.
   9.875%, due 07/01/10 ..........................         3,000,000           3,048,750
Stena AB
   8.750%, due 06/15/07 ..........................         1,500,000           1,365,000
Superior National Capital Trust I (d)
  10.750%, due 12/01/17 ..........................         9,000,000                  --
Team Health, Inc.
  12.000%, due 03/15/09 ..........................           185,000             202,575
TeleWest Communications PLC
   0.000%, due 10/01/07 (c) ......................           250,000             180,000
   9.625%, due 10/01/06 ..........................         3,000,000           2,055,000
Tembec Industries, Inc.
   8.500%, due 02/01/11 ..........................           250,000             258,750
Tenet Healthcare Corp., Series B
   8.125%, due 12/01/08 ..........................         3,470,000           3,660,850
Time Warner Telecom, Inc.
  10.125%, due 02/01/11 ..........................           100,000              80,250
Tommy Hilfiger U.S.A.
   6.500%, due 06/01/03 ..........................           825,000             840,163
TransWestern Publishing Co.
   9.625%, due 11/15/07 ..........................           350,000             358,750
Triad Hospitals, Inc.
   8.750%, due 05/01/09 ..........................           150,000             156,375
Triton PCS, Inc.
   0.000%, due 05/01/08 (c) ......................           125,000             113,125
   9.375%, due 02/01/11 ..........................           100,000             103,500
Unisys Corp.
   7.875%, due 04/01/08 ..........................         2,000,000           1,945,000
US Unwired, Inc. (c)
   0.000%, due 11/01/09 ..........................         1,100,000             775,500
Vicar Operating, Inc., 144A
   9.875%, due 12/01/09 ..........................           125,000             127,500
Weirton Steel Corp. (d)
  11.375%, due 07/01/04 ..........................           200,000              20,250
Westpoint Stevens, Inc.
   7.875%, due 06/15/05 ..........................           325,000             105,625
  15.000%, due 02/28/05 ..........................         2,000,000           1,880,000
Wheeling Island Gaming, Inc., 144A
  10.125%, due 12/15/09 ..........................           400,000             406,000
William Carter, 144A
  10.875%, due 08/15/11 ..........................           225,000             240,750
Williams Scotsman, Inc.
   9.875%, due 06/01/07 ..........................         2,000,000           1,970,000
Willis Corroon Corp.
   9.000%, due 02/01/09 ..........................         1,000,000           1,040,000

                                                           FACE
                                                          AMOUNT              VALUE
                                                       -------------     ---------------
  Winsloew Furniture, Inc., Series B
  12.750%, due 08/15/07 ..........................         $ 250,000           $ 175,000
Wiser Oil Co.
   9.500%, due 05/15/07 ..........................           200,000             166,000
XO Communications, Inc. (c) (d)
   0.000%, due 12/01/09 ..........................           362,000              27,150
Yell Finance BV
  10.750%, due 08/01/11 ..........................           190,000             203,300
Young Broadcasting, Inc.
   8.500%, due 12/15/08, 144A ....................           750,000             753,750
  10.000%, due 03/01/11 ..........................           100,000              93,000
                                                                         ---------------
   Total U.S. Corporate Bonds ....................                           134,679,918
                                                                         ---------------
INTERNATIONAL DOLLAR BONDS -- 2.09%
Callahan Nordrhein-Westfallen
   0.000%, due 07/15/10 (c) ......................           300,000              69,000
  14.000%, due 07/15/10 ..........................           800,000             528,000
COLT Telecom Group (c)
   0.000%, due 12/15/06 ..........................         1,150,000           1,012,000
Energis PLC
   9.750%, due 06/15/09 ..........................           250,000             197,500
Global Crossing Holding Ltd.
   9.500%, due 11/15/09 ..........................         2,300,000             253,000
Methanex Corp.
   7.400%, due 08/15/02 ..........................           300,000             300,000
Microcell Telecommunications, Inc.,
   Series B (c)
   0.000%, due 06/01/06 ..........................           685,000             583,963
                                                                         ---------------
                                                                               2,943,463
                                                                         ---------------
Total Bonds (Cost $194,676,052) ..................                           137,623,381
                                                                         ---------------
EQUITIES -- 1.31%
U.S. EQUITIES -- 0.39%                                     SHARES
                                                       -------------
Communications & Power Industries
   Holding Corp. (b) .............................             1,400             210,000
Metal Management, Inc. (b) .......................           234,913             117,456
Packaged Ice, Inc. (b) ...........................            74,223              79,419
PNV, Inc. (b) ....................................            79,417                 635
RCN Corp.(b) .....................................               466               1,365
Sabreliner Corp. (b) .............................             8,400                  --
Samuels Jewelers, Inc. (b) .......................           640,011              92,162
Song Networks Holding AB ADR (b) .................            61,644              50,548
Waste Systems International, Inc. (b) ............           664,249                  --
                                                                         ---------------
                                                                                 551,585
                                                                         ---------------
CONVERTIBLE PREFERRED -- 0.79%
American Restaurant Group, Inc.,
   Series B, PIK 12.000% .........................                63                  --
Communications & Power Industries
   Holding Corp. Series B, PIK 14.000% ...........            39,639             990,975
EarthWatch, Inc., Series C,
   PIK 8.500%, 144A ..............................           353,851              88,463
ICG Holdings, Inc., PIK 14.000% ..................             2,218               6,654
InterAct Electronic Marketing, Inc.
  14.000%, .......................................            19,500              19,500
Waste Systems International, Inc.,
   Series E, PIK 8.000% ..........................             5,428               1,357
                                                                         ---------------
                                                                               1,106,949
                                                                         ---------------

--------------------------------------------------------------------------------

                   HIGH YIELD FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                          WARRANTS            VALUE
                                                       -------------     ---------------
WARRANTS -- 0.13%
Arcadia Financial Ltd. (b)
   expires 03/15/07 ..............................             6,000           $      --
   expires 04/15/08 ..............................             6,275                  63
Dayton Superior Corp., 144A
   expires 06/15/09 (b) ..........................               225               3,375
Electronic Retailing Systems
   International, Inc.
   expires 02/01/04 (b) ..........................            13,700                 137
InterAct Electronic Marketing, Inc.
   expires 08/01/03 144A (b) .....................            19,500              19,500
   expires 12/31/09 (b) ..........................            19,500                 195
Knology, Inc., 144A
   expires 10/15/07 (b) ..........................            16,995                  17
Leap Wireless International, Inc., 144A
   expires 04/15/10 (b) ..........................               200               8,000
Motient Corp., 144A
   expires 04/01/08 (b) ..........................               182                   3
Nextel International, Inc.
   expires 04/15/07 (b) ..........................            15,750                 158
NUC02
   expires 10/31/04 (b) ..........................           109,290             147,541
  Pliant Corp., 144A
   expires 06/01/10 (b) ..........................               160            $    240
Samuels Jewelers, Inc.
   expires 09/29/03 (b) ..........................            13,146                 131
UIH Australia Pacific, Inc.
   expires 05/15/06 (b) ..........................            10,000                  --
Wam!Net, Inc.
   expires 03/01/05 (b) ..........................            26,250                 262
Winsloew Furniture, Inc., 144A
   expires 08/15/07 (b) ..........................               250                  63
                                                                         ---------------
                                                                                 179,685
                                                                         ---------------
Total Equities (Cost $31,292,630) ................                             1,838,219
                                                                         ---------------
Total Investments
   (Cost $225,968,682) -- 99.08% (a) .............                           139,461,600
Cash and other assets,
   less liabilities -- 0.92% .....................                             1,294,657
                                                                         ---------------
Net Assets -- 100% ...............................                          $140,756,257
                                                                         ===============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $225,968,682; and net unrealized depreciation consisted of:

                Gross unrealized appreciation ..................   $  3,853,644
                Gross unrealized depreciation ..................    (90,360,726)
                                                                   ------------
                Net unrealized depreciation ....................   $(86,507,082)
                                                                   ============

(b)   Non-income producing security.

(c) Step bonds -- coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2001. Maturity date disclosed is the ultimate maturity date.

(d)   Security is in default.

%     Represents a percentage of net assets.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2001, the value of these securities amounted to $10,837,843 or 7.70% of net assets.

ADR:  American Depositary Receipt

PIK:  Payment-In-Kind


--------------------------------------------------------------------------------
68               See accompanying notes to financial statements.

                           INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

For the six months ended December 31, 2001, International Equity Fund Class Y (formerly Class I) shares declined 6.4%. During this period, the Fund's benchmark, the MSCI World Ex USA (Free) Index, declined 7.9%.

The six-month period was challenging for international equity investors, and most regions and economic sectors produced negative returns. Returns were affected by a continued slowdown in economies around the globe. As corporate capital spending was cut in most industries, earnings were revised down repeatedly and investors lost confidence in projected long-term growth rates. This led to negative investment returns for the period. The U.S. Federal Reserve and the European Central Bank (ECB) continued to cut rates to stave off a recession that materialized nonetheless. Low interest rates helped buoy consumer spending on U.S. housing and aggressive incentives supported auto sales in North America, but the ECB was less successful in supporting the European consumer. Japan's recession continued, marked by rampant deflation and pressure on the banking system. The world economic picture was already poor at the time of the events of September 11. Following the attacks, U.S. consumer spending dipped but then recovered as sentiment improved to previous levels and investors began to look ahead to a possible recovery in 2002. In this difficult investment environment, the Fund benefited from successful stock selection in a variety of industries and regions. Stock selection was the key to helping the Fund outperform its benchmark.

Early in the period, we had overweighted the Fund, relative to its benchmark, in defensive sectors, which tend to be less affected by economic downturns. Our defensive strategy included focusing on select companies in the utility, food and beverage and financial sectors. This defensive stance aided performance overall during the period but was less helpful in the fourth quarter of 2001, when cyclical stocks --those that tend to do well during periods of economic recovery -- were in favor with investors. While we had repositioned the Fund to take advantage of cyclical sectors, we maintained an underweight; therefore, the Fund did not benefit as much as it could have from investments in cyclical companies. Among the cyclical sectors in the Fund, an early overweighing in materials, especially paper companies, was well rewarded.

Going into the six-month period, the Fund was significantly underweighted, relative to its benchmark, in the poor-performing technology hardware, software, telecommunication services and consumer durable sectors. As time went on, we raised the Fund's commitment to the technology sector because stocks had reached attractive valuations. We favored software companies and telecommunications services companies, which we believe should benefit from restructuring programs.

The Fund's geographic diversification reflected our views on stock valuations and potential for return in various regions. We overweighted the Fund in the United Kingdom (UK) and Australia/New Zealand, which we found attractive and which aided performance. We underweighted investment in Japan, as there appeared to be no solution to the financial problems of its troubled economy.

The Fund's currency strategy benefited performance, as we maintained an underweight to the Japanese yen and an overweight to the Australian dollar. We also overweighted the euro and underweighted the British pound; these positions were moderated at the end of the year.

We continue to reposition the Fund as opportunities arise in sectors that will benefit from an eventual recovery. At this time, however, evidence of a recovery is scant and many stocks appear to discount a boom scenario that we do not believe will occur.

--------------------------------------------------------------------------------

                            INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

TOTAL RETURN

                                       6 MONTHS          1 YEAR           3 YEARS         5 YEARS      INCEPTION*
                                         ENDED            ENDED            ENDED           ENDED           TO
                                       12/31/01         12/31/01         12/31/01        12/31/01       12/31/01
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND CLASS A+      -6.38%          -17.10%           -3.67%            N/A          -1.30%
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND CLASS C+        N/A              N/A              N/A             N/A           3.96
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND CLASS Y       -6.36           -16.99            -3.48            1.70%          3.95
-------------------------------------------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index          -7.90           -21.36            -4.56            1.04           3.57
-------------------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF INTERNATIONAL EQUITY FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATE OF CLASS C IS 12/26/01. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND THE MSCI WORLD EX USA (FREE)INDEX IS 8/31/93.

+    RETURNS DO NOT INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.



--------------------------------------------------------------------------------
70

                            INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

TOP TEN INTERNATIONAL EQUITY HOLDINGS


AS OF DECEMBER 31, 2001 (UNAUDITED)

                                                        PERCENTAGE OF
                                                         NET ASSETS
-----------------------------------------------------------------------
Total Fina S.A., Class B                                    2.9%
GlaxoSmithKline PLC                                         2.8
Shell Transport & Trading PLC                               2.6
Vodafone Group PLC                                          2.3
BP PLC                                                      2.2
Aventis S.A., Class A                                       2.0
Elsevier NV                                                 1.9
Nokia Oyj                                                   1.9
Roche Holding AG (Gen.)                                     1.7
Nestle S.A. (Reg.)                                          1.7
-----------------------------------------------------------------------
Total                                                      22.0%


INDUSTRY DIVERSIFICATION


AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

INTERNATIONAL EQUITIES
Airlines .................................................      0.26%
Appliances & Households ..................................      1.51
Autos/Durables ...........................................      1.97
Banking ..................................................     15.72
Beverages and Tobacco ....................................      2.96
Broadcasting & Publishing ................................      4.56
Building Materials .......................................      0.84
Business & Public Service ................................      2.79
Chemicals ................................................      3.38
Construction .............................................      1.08
Consumer .................................................      0.48
Data Processing ..........................................      0.85
Electric Components ......................................      3.17
Electronics ..............................................      0.20
Energy ...................................................     10.48
Financial Services .......................................      6.26
Food & House Products ....................................      5.41
Forest Products ..........................................      1.96
Health: Drugs ............................................      8.27
Health: Non Drugs ........................................      2.33
Housing/Paper ............................................      1.12
Industrial Components ....................................      0.52%
Insurance ................................................      5.80
Leisure & Tourism ........................................      1.12
Machinery & Engineering ..................................      0.68
Metals-Steel .............................................      1.17
Multi-Industry ...........................................      2.41
Real Estate ..............................................      0.87
Recreational .............................................      0.36
Retail/Apparel ...........................................      1.19
Services/Miscellaneous ...................................      0.63
Telecommunications .......................................      9.70
Transportation ...........................................      1.48
Utilities ................................................      3.79
Wholesale & International Trade ..........................      0.85
                                                             -------
           Total International Equities ..................    106.17

SECURITIES LENDING CASH
    COLLATERAL RECEIVED ..................................      5.41
                                                             -------
LIABILITIES, LESS CASH
    AND OTHER ASSETS .....................................    (11.58)
                                                             -------
NET ASSETS ...............................................    100.00%
                                                             =======


--------------------------------------------------------------------------------

              INTERNATIONAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                       -------------     ---------------
INTERNATIONAL EQUITIES -- 106.17%

AUSTRALIA -- 3.44%
Lion Nathan Ltd. ....................................        280,670         $   661,909
Mayne Nickless Ltd. .................................         86,800             305,698
National Australia Bank Ltd., Preferred .............         17,900             535,210
News Corp., Ltd., Preferred .........................         74,535             497,915
QBE Insurance Group Ltd. ............................        134,771             529,837
Rio Tinto Ltd. ......................................         20,660             393,485
Westpac Banking Corp., Ltd. .........................        191,711           1,546,143
                                                                         ---------------
                                                                               4,470,197
                                                                         ---------------
BELGIUM -- 1.24%
Electrabel S.A. .....................................          2,550             531,302
Fortis ..............................................         41,547           1,078,360
                                                                         ---------------
                                                                               1,609,662
                                                                         ---------------
CANADA -- 2.67%
Alcan Aluminum Ltd. .................................         17,540             627,959
BCE, Inc. ...........................................         41,100             927,151
Nortel Networks Corp. ...............................         75,200             560,596
NOVA Chemicals Corp. ................................         22,800             439,203
Royal Bank of Canada ................................         28,300             918,868
                                                                         ---------------
                                                                               3,473,777
                                                                         ---------------
DENMARK -- 1.46%
Danske Bank A/S .....................................         39,300             630,652
Novo Nordisk A/S ....................................         30,900           1,263,694
                                                                         ---------------
                                                                               1,894,346
                                                                         ---------------
FINLAND -- 4.00%
Nokia Oyj ...........................................         93,792           2,418,521
Sampo Oyj, Class A (c) ..............................         64,460             505,078
Stora Enso Oyj ......................................         69,500             889,875
UPM-Kymmene Oyj .....................................         41,789           1,386,033
                                                                         ---------------
                                                                               5,199,507
                                                                         ---------------
FRANCE -- 11.80%
Air Liquide .........................................          6,945             973,335
Aventis S.A., Class A (c) ...........................         36,380           2,583,324
AXA .................................................         48,834           1,020,518
Banque Nationale de Paris ...........................         14,987           1,341,116
Cap Gemini S.A. .....................................          4,400             317,731
Cie de Saint Gobain .................................          7,228           1,090,871
France Telecom S.A. .................................         11,030             440,968
Groupe Danone .......................................         13,062           1,593,366
Societe Generale ....................................         22,910           1,282,082
Suez S.A ............................................         12,160             368,127
Total Fina S.A., Class B ............................         26,669           3,808,873
Unibail S.A. ........................................          9,900             502,894
                                                                         ---------------
                                                                              15,323,205
                                                                         ---------------
GERMANY -- 3.66%
Allianz AG ..........................................          4,728           1,117,706
Bayer AG ............................................         39,355           1,250,989
Continental AG ......................................          9,390             123,323
Deutsche Telekom ....................................         24,200             418,025
E.on AG .............................................         12,278             638,449

                                                          SHARES              VALUE
                                                       -------------     ---------------
Muenchener Rueckver AG ..............................          4,128        $  1,121,050
Volkswagen AG .......................................          1,800              83,822
                                                                         ---------------
                                                                               4,753,364
                                                                         ---------------
HONG KONG -- 1.27%
Esprit Holdings Ltd. ................................        353,000             398,363
Hong Kong Electric Holdings Ltd. ....................        176,500             656,395
Sun Hung Kai Properties Ltd. ........................         73,000             589,774
                                                                         ---------------
                                                                               1,644,532
                                                                         ---------------
IRELAND -- 1.26%
Bank of Ireland .....................................         52,575             497,620
CRH PLC .............................................         64,814           1,139,781
                                                                         ---------------
                                                                               1,637,401
                                                                         ---------------
ITALY -- 3.06%
Assicurazioni Generali Spa ..........................         45,446           1,262,513
ENI Spa .............................................        136,500           1,711,279
San Paolo-imi Spa ...................................         93,000             997,827
                                                                         ---------------
                                                                               3,971,619
                                                                         ---------------
JAPAN -- 20.23%
AIFUL Corp. .........................................         10,950             708,500
Benesse Corp. .......................................         17,300             448,802
Canon, Inc. .........................................         32,000           1,101,175
Dai Nippon Printing Co., Ltd. .......................         46,000             459,789
Daikin Industries Ltd. ..............................         32,000             501,755
East Japan Railway Co. ..............................            143             690,668
Fast Retailing Co., Ltd. ............................          3,400             302,487
Fuji Photo Film Co., Ltd. (c) .......................         26,000             928,430
Hirose Electric Co., Ltd. ...........................          3,800             258,920
Honda Motor Co. .....................................          8,600             343,186
Hoya Corp. ..........................................          7,400             442,103
Kamigumi Co., Ltd. ..................................         71,000             291,454
Kao Corp. ...........................................         29,000             602,968
Matsushita Electric Industrial Co. ..................         21,000             269,670
Minebea Co., Ltd. ...................................        137,000             737,998
Mitsubishi Corp. ....................................        171,000           1,110,339
Mitsubishi Estate Co., Ltd. .........................         86,000             629,284
Mitsui Mining & Smelting Co., Ltd ...................        153,000             501,984
Mizuho Holdings, Inc. ...............................            339             690,623
Murata Manufacturing Co., Inc. ......................         16,800           1,007,539
Nintendo Corp., Ltd. ................................          2,700             472,799
Nippon Telegraph & Telephone Corp. ..................            351           1,143,576
Nomura Holdings, Inc. (c) ...........................         50,000             640,928
Omron Corp. .........................................         11,000             146,879
Ono Pharmaceutical Co., Ltd. ........................         33,000             992,065
Orix Corp. (c) ......................................          9,000             806,196
Rohm Co. ............................................          8,400           1,090,218
Sekisui House Ltd. ..................................         37,000             268,198
Sony Corp. ..........................................         36,900           1,686,487
Sumitomo Bakelite Co., Ltd. (c) .....................         40,000             244,468
Sumitomo Bank .......................................         64,000             271,021
Sumitomo Chemical Co. ...............................        135,000             458,378
Taiheiyo Cement Corp. ...............................            600                 911
Takeda Chemical Industries Ltd. (c) .................         34,000           1,538,379
Takefuji Corp. ......................................         12,900             933,099
Toyota Motor Corp. ..................................         84,300           2,135,480


--------------------------------------------------------------------------------
72

              INTERNATIONAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                          SHARES              VALUE
                                                       -------------     ---------------
West Japan Railway Co. ...............................            55        $    245,918
Yasuda Fire & Marine Insurance Co., Ltd. (c) .........       203,000           1,161,682
                                                                         ---------------
                                                                              26,264,356
                                                                         ---------------
NETHERLANDS -- 8.22%
ABN AMRO Holdings NV .................................        65,429           1,053,888
Aegon NV .............................................        29,446             797,049
Akzo Nobel NV ........................................        23,000           1,027,032
Elsevier NV ..........................................       210,950           2,494,382
ING Groep NV .........................................        22,300             568,674
Philips Electronics NV ...............................        30,622             910,134
Royal Dutch Petroleum Co. ............................        14,400             729,559
TNT Post Group NV ....................................        65,702           1,421,577
VNU NV ...............................................        11,900             365,660
Wolters Kluwer NV ....................................        57,480           1,310,214
                                                                         ---------------
                                                                              10,678,169
                                                                         ---------------
NORWAY -- 0.36%
Telenor ASA (c) ......................................       109,800             472,532
                                                                         ---------------
PORTUGAL -- 1.62%
Brisa-Auto Estradas de Portugal S.A. .................       143,214             606,985
Electricidade de Portugal S.A. .......................       560,570           1,217,882
Portugal Telecom S.A.                                         35,894             279,650
                                                                         ---------------
                                                                               2,104,517
                                                                         ---------------
SINGAPORE -- 1.60%
DBS Group Holdings Ltd. ..............................       178,000           1,330,301
Neptune Orient Lines Ltd. (b) ........................       717,000             376,653
Singapore Telecommunications Ltd. ....................       394,800             376,305
                                                                         ---------------
                                                                               2,083,259
                                                                         ---------------
SPAIN -- 2.72%
Banco Popular Espanol S.A. ...........................        17,774             583,662
Banco Santander Central Hispano S.A. .................       227,460           1,905,812
Telefonica S.A. (c) ..................................        77,533           1,037,603
                                                                         ---------------
                                                                               3,527,077
                                                                         ---------------
SWEDEN -- 3.24%
Sandvik AB (c) .......................................        25,800             552,170
Svenska Cellulosa AB .................................        42,200           1,154,600
Svenska Handelsbanken AB .............................        76,160           1,118,110
Swedish Match AB .....................................       261,330           1,382,672
                                                                         ---------------
                                                                               4,207,552
                                                                         ---------------
SWITZERLAND -- 5.54%
Givaudan S.A. (Reg.) .................................         2,418             736,920
Nestle S.A. (Reg.) ...................................        10,452           2,228,518
Novartis AG (Reg.) ...................................        30,522           1,103,005
Roche Holding AG (Gen.) ..............................        31,316           2,235,106
Swiss Re (Reg.) ......................................         8,824             887,555
                                                                         ---------------
                                                                               7,191,104
                                                                         ---------------
UNITED KINGDOM -- 28.78%
Abbey National PLC ...................................        81,000           1,155,290
Allied Domecq PLC ....................................       162,488             963,080
BAA PLC ..............................................        42,000             336,501

                                                          SHARES              VALUE
                                                       -------------     ---------------
Barclays PLC .........................................        42,000      $    1,390,627
BP PLC ...............................................       361,884           2,812,488
BT Group PLC .........................................       313,600           1,154,720
Carlton Communications PLC ...........................        64,000             226,343
Charter PLC ..........................................       211,907             379,342
Compass Group PLC ....................................        72,000             539,659
Dimension Data Holdings PLC ..........................       218,974             264,515
Electrocomponents PLC ................................        28,100             219,205
EMAP PLC .............................................        30,000             318,731
Gallaher Group PLC ...................................       255,000           1,744,288
GlaxoSmithKline PLC ..................................       143,840           3,606,991
Hilton Group PLC .....................................       130,000             399,214
HSBC Holdings PLC ....................................       128,884           1,511,869
Invensys PLC .........................................       355,000             616,122
Kingfisher PLC .......................................       106,000             618,629
Lloyds TSB Group PLC .................................       139,725           1,517,026
mm02 .................................................       313,771             395,011
National Grid Group PLC ..............................       169,000           1,052,714
P&O Princess Cruises PLC .............................        21,000             122,253
Prudential PLC .......................................       109,964           1,273,924
Reckitt Benckiser PLC ................................        75,497           1,098,777
Rentokil Initial PLC .................................       217,000             871,664
Rolls-Royce PLC ......................................       338,000             819,051
Royal Bank of Scotland Group PLC .....................        88,168           2,145,494
Safeway PLC ..........................................       180,000             838,306
Scottish & Newcastle PLC .............................        10,000              76,408
Scottish & Southern Energy PLC .......................        94,875             842,290
Scottish Power PLC ...................................       208,000           1,150,342
Shell Transport & Trading PLC ........................       493,404           3,389,415
Smurfit (Jefferson) Group PLC ........................       261,000             560,290
Vodafone Group PLC ...................................     1,135,032           2,969,320
                                                                         ---------------
                                                                              37,379,899
                                                                         ---------------
Total Investments
   (Cost $126,765,624)--106.17% (a) ..................                       137,886,075
Total Cash Collateral Received for
   Securities Loaned
   (Cost $7,021,742) -- 5.41% (a) ....................                         7,021,742
Liabilities, less cash and
   other assets -- (11.58%) ..........................                       (15,032,235)
                                                                         ---------------
Net Assets -- 100% ...................................                      $129,875,582
                                                                         ===============
CASH COLLATERAL RECEIVED FOR
SECURITIES LOANED -- 5.41%
OTHER -- 5.41%
Brinson Supplementary Trust
   U.S. Cash Management Prime Fund
   (Cost $7,021,742) .................................     7,021,742        $  7,021,742
                                                                         ===============

--------------------------------------------------------------------------------

              INTERNATIONAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $133,787,366; and net unrealized appreciation consisted of:

                Gross unrealized appreciation ...................   $ 24,877,493
                Gross unrealized depreciation ...................    (13,757,042)
                                                                    ------------
                            Net unrealized appreciation .........   $ 11,120,451
                                                                    ============

(b)  Non-income producing security.

(c)  Security, or portion thereof, was on loan at December 31, 2001.

%    Represents a percentage of net assets.


FORWARD FOREIGN CURRENCY CONTRACTS

International Equity Fund had the following open forward foreign currency contracts as of December 31, 2001:

                                                                             SETTLEMENT         LOCAL        CURRENT     UNREALIZED
                                                                                DATE          CURRENCY        VALUE      GAIN/(LOSS)
                                                                             ----------     -----------    -----------   -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS:
Australian Dollar (AUD) ...............................................       01/25/02       41,926,000    $21,428,698    $ (89,303)
British Pound (GBP) ...................................................       01/25/02        6,100,000      8,865,692       23,431
Canadian Dollar (CAD) .................................................       01/25/02        8,700,000      5,449,202     (124,676)
Euro (EUR) ............................................................       01/25/02       31,750,000     28,296,279      290,065
Hong Kong Dollar (HKD) ................................................       01/25/02       10,000,000      1,282,288         (105)
Japanese Yen (JPY) ....................................................       01/25/02      564,398,400      4,311,336     (167,256)
Swedish Krona (SEK) ...................................................       01/25/02       16,700,000      3,417,891       28,477
Swiss Franc (CHF) .....................................................       01/25/02        8,300,000      4,999,450       20,361


FORWARD FOREIGN CURRENCY SALE CONTRACTS:
Australian Dollar (AUD) ...............................................       01/25/02       18,700,000      9,557,703       (2,650)
British Pound (GBP) ...................................................       01/25/02       17,350,000     25,216,355     (563,871)
Canadian Dollar (CAD) .................................................       01/25/02        3,400,000      2,129,573       10,372
Euro (EUR) ............................................................       01/25/02       19,350,000     17,245,134      193,879
Hong Kong Dollar (HKD) ................................................       01/25/02       21,000,000      2,692,805          (84)
Japanese Yen (JPY) ....................................................       01/25/02    1,738,000,000     13,276,262      927,450
Singapore Dollar (SGD) ................................................       01/25/02        1,400,000        758,342        5,504
Swedish Krona (SEK) ...................................................       01/25/02       19,200,000      1,827,953        9,377
Swiss Franc (CHF) .....................................................       01/25/02        4,100,000      2,469,608          402
                                                                                                                          ----------
   Total net unrealized gain on Forward Foreign Currency Contracts ....                                                    $ 561,373
                                                                                                                          ==========

--------------------------------------------------------------------------------
74               See accompanying notes to financial statements.

                             U.S. VALUE EQUITY FUND
--------------------------------------------------------------------------------

For the six months ended December 31, 2001, U.S. Value Equity Fund Class Y (formerly Class I) shares outperfomed its benchmark, the Russell 1000 Value Index. During the period, the Fund declined 0.3%, compared to the benchmark's 4.4% decline.

The six-month period was marked by volatility for U.S. equities as a group. The recession that was punctuated by the events of September 11, drove the markets to new lows, only to spike up in the fourth quarter. Despite the fourth quarter rally, the market's major indices ended the period with losses. The S&P 500 Index, a broad indicator of U.S. equity market performance, ended the period down 5.6% despite a 10.7% rebound in the fourth quarter. In this market environment, value stocks were favored over growth stocks (as measured by the Russell 1000 Growth and Value Indices)--this has been the trend for two consecutive calendar years.

Consumer confidence was shaky throughout the period, and reached a valley in September and October. However, December's rally brought an upturn in consumer confidence and a drop in unemployment. The Federal Reserve's (the "Fed") aggressive interest-rate trimming policy brought the Fed funds rate to a historical low which helped buoy consumer spending on housing and sales incentive supported auto sales.

Stock selection contributed positively to performance, with holdings in financials and in the health care and drug sectors. Financial services has been a relatively robust sector, and we believe its growth will continue, driven by the globalization of the world economy and the wealth transfers taking place as a result of it. We think that this sector will benefit from the trend toward consolidation in the industry, a trend that will build up pricing power and market share. Key holdings include Citigroup, Morgan Stanley and Wells Fargo.

The health care and drug sectors are supported by an aging population, as well as by increased research and development spending. We have targeted companies with strong developmental pipelines, including Johnson & Johnson, Cephalon, Abbot Laboratories and Baxter International.

As we enter 2002 the Fund is cautiously positioned, with continued underweight toward the computer hardware and consumer discretionary sectors. We are concerned that the market anticipates a stronger rebound in demand in these areas than is likely to happen.

In the wake of the Enron scandal, we expect that the market will reward companies with tangible earnings and robust fundamentals. Economic uncertainty compounded with a heightened sensitivity to the quality of earnings should bring an increased level of investor scrutiny going forward.

--------------------------------------------------------------------------------

                             U.S. VALUE EQUITY FUND

TOTAL RETURN

                                             6 MONTHS                       INCEPTION*
                                               ENDED                            TO
                                             12/31/01                        12/31/01
---------------------------------------------------------------------------------------------
U.S. VALUE EQUITY FUND CLASS A+                 N/A                            0.10%
---------------------------------------------------------------------------------------------
U.S. VALUE EQUITY FUND CLASS B+                 N/A                            3.53
---------------------------------------------------------------------------------------------
U.S. VALUE EQUITY FUND CLASS C+                 N/A                            2.47
---------------------------------------------------------------------------------------------
U.S. VALUE EQUITY FUND CLASS Y                -0.30%                          -0.30
---------------------------------------------------------------------------------------------
Russell 1000 Value Index                      -4.39                           -4.39
---------------------------------------------------------------------------------------------

* INCEPTION DATE OF U.S. VALUE EQUITY FUND CLASS A (FORMERLY CLASS N) IS 12/07/01. INCEPTION DATES OF CLASSES B AND C ARE 11/08/01 AND 12/12/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) IS 6/29/01. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEAREST MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 6/30/01.

+    RETURNS DO NOT INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.


TOP TEN EQUITY HOLDINGS

AS OF DECEMBER 31, 2001 (UNAUDITED)

                                                       PERCENTAGE OF
                                                         NET ASSETS
------------------------------------------------------------------------
Citigroup, Inc.                                             5.3%
Exxon Mobil Corp.                                           4.6
American International Group, Inc.                          3.6
Wells Fargo & Co.                                           3.3
Progress Energy, Inc.                                       2.9
American Home Products Corp.                                2.9
Abbott Laboratories, Inc.                                   2.6
JP Morgan Chase & Co.                                       2.6
Household International, Inc.                               2.5
Kroger Co.                                                  2.4
------------------------------------------------------------------------
Total                                                      32.7%


--------------------------------------------------------------------------------
76

                U.S. VALUE EQUITY FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                             SHARES             VALUE
                                                         --------------      -----------
U.S. EQUITIES -- 96.31%
AUTOS/DURABLES -- 4.13%
Johnson Controls, Inc. ................................          550          $   44,412
Lear Corp. (b) ........................................          950              36,233
W.W. Grainger, Inc. ...................................        1,550              74,400
                                                                             -----------
                                                                                 155,045
                                                                             -----------
BANKS -- 6.17%
FleetBoston Financial Corp. ...........................        2,050              74,825
GreenPoint Financial Corp. ............................        2,350              84,012
PNC Financial Services Group ..........................        1,300              73,060
                                                                             -----------
                                                                                 231,897
                                                                             -----------
BROADCASTING & PUBLISHING -- 1.47%
Viacom, Inc. (b) ......................................        1,250              55,188
                                                                             -----------
CAPITAL GOODS -- 3.41%
Illinois Tool Works, Inc. .............................        1,300              88,036
Pentair, Inc. .........................................        1,100              40,161
                                                                             -----------
                                                                                 128,197
                                                                             -----------
CHEMICALS -- 2.25%
Dow Chemical Co. ......................................        2,500              84,450
                                                                             -----------
COMPUTER SOFTWARE -- 2.28%
Computer Sciences Corp. (b) ...........................        1,750              85,715
                                                                             -----------
ENERGY -- 7.82%
Conoco, Inc. ..........................................        2,000              56,600
DTE Energy Co. ........................................        1,100              46,134
Exxon Mobil Corp. .....................................        4,400             172,920
FirstEnergy Corp. .....................................          514              17,980
                                                                             -----------
                                                                                 293,634
                                                                             -----------
FINANCIAL SERVICES -- 21.87%
American International Group, Inc. ....................        1,684             133,710
CIGNA Corp. ...........................................          500              46,325
Citigroup, Inc. .......................................        3,950             199,396
Freddie Mac ...........................................        1,400              91,560
JP Morgan Chase & Co. .................................        2,650              96,328
Morgan Stanley Dean Witter & Co. ......................        1,550              86,707
U.S. Bancorp ..........................................        2,100              43,953
Wells Fargo & Co. .....................................        2,850             123,832
                                                                             -----------
                                                                                 821,811
                                                                             -----------
FOOD & HOUSE PRODUCTS -- 2.25%
Sara Lee Corp. ........................................        3,800              84,474
                                                                             -----------
HEALTH: DRUGS -- 6.76%
Abbott Laboratories, Inc. .............................        1,750              97,563
American Home Products Corp. ..........................        1,750             107,380
Cephalon, Inc. (b) ....................................          650              49,130
                                                                             -----------
                                                                                 254,073
                                                                             -----------
HEALTH: NON-DRUGS -- 5.72%
Baxter International, Inc. ............................        1,300              69,719
Johnson & Johnson .....................................        1,200              70,920
United Health Group, Inc. .............................        1,050              74,308
                                                                             -----------
                                                                                 214,947
                                                                             -----------
LEISURE & TOURISM -- 0.88%
Walt Disney Co. .......................................        1,600              33,152
                                                                             -----------

                                                             SHARES             VALUE
                                                         --------------      -----------
METALS-NON-FERROUS -- 1.83%
Masco Corp. ...........................................        2,800           $  68,600
                                                                             -----------
RETAIL/APPAREL -- 4.13%
Kroger Co. (b) ........................................        4,400              91,828
Newell Rubbermaid, Inc. ...............................        2,300              63,411
                                                                             -----------
                                                                                 155,239
                                                                             -----------
SERVICES/MISCELLANEOUS -- 5.59%
Ensco International, Inc. .............................        1,650              41,002
First Data Corp. ......................................          500              39,225
Household International, Inc. .........................        1,600              92,704
Martin Marietta Materials, Inc. .......................          800              37,280
                                                                             -----------
                                                                                 210,211
                                                                             -----------
TECHNOLOGY -- 2.48%
Motorola, Inc. ........................................        1,900              28,538
United Technologies Corp. .............................        1,000              64,630
                                                                             -----------
                                                                                  93,168
                                                                             -----------
TELECOMMUNICATIONS EQUIPMENT -- 0.71%
CommScope, Inc. (b) ...................................        1,250              26,588
                                                                             -----------
TELECOMMUNICATIONS-SERVICES -- 6.66%
AT&T Corp. ............................................        2,150              39,001
AT&T Wireless Group (b) ...............................          321               4,613
Nextel Communications, Inc. (b) .......................        3,700              40,552
SBC Communications, Inc. ..............................        2,050              80,298
Sprint Corp. ..........................................        1,900              38,152
Verizon Communications, Inc. ..........................        1,000              47,460
                                                                             -----------
                                                                                 250,076
                                                                             -----------
TRANSPORTATION -- 3.28%
Burlington Northern Santa Fe Corp. ....................        2,100              59,913
Norfolk Southern Corp. ................................        3,450              63,239
                                                                             -----------
                                                                                 123,152
                                                                             -----------
UTILITIES -- 6.62%
CMS Energy Corp. ......................................        2,050              49,262
Exelon Corp. ..........................................          800              38,304
FPL Group, Inc. .......................................          900              50,760
Progress Energy, Inc. .................................        2,450             110,323
                                                                             -----------
                                                                                 248,649
                                                                             -----------
Total U.S. Equities (Cost $3,628,130) .................                        3,618,266
                                                                             -----------
SHORT-TERM INVESTMENTS -- 5.70%
INVESTMENT COMPANIES -- 5.70%
JPMorgan U.S. Government
   Money Market Fund
   (Cost $214,179) ....................................      214,179             214,179
                                                                             -----------
Total Investments
   (Cost $3,842,309) -- 102.01% (a) ...................                        3,832,445
Liabilities, less cash and
   other assets -- (2.01%) ............................                          (75,342)
                                                                             -----------
Net Assets--100% ......................................                       $3,757,103
                                                                             ===========


--------------------------------------------------------------------------------

                U.S. VALUE EQUITY FUND -- SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $3,842,309; and net unrealized depreciation consisted of:

           Gross unrealized appreciation ....................................    $ 147,222
           Gross unrealized depreciation ....................................     (157,086)
                                                                                 ---------
                       Net unrealized depreciation ..........................    $  (9,864)
                                                                                 =========

(b)  Non-income producing.

%    Represents a percentage of net assets.


--------------------------------------------------------------------------------
78               See accompanying notes to financial statements.

                       This page intentionally left blank.

                        THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

                                                  GLOBAL                           GLOBAL
                                                 BALANCED      GLOBAL EQUITY     TECHNOLOGY
                                                   FUND             FUND            FUND
----------------------------------------------------------------------------------------------
ASSETS:
    Investments, at cost:
       Unaffiliated issuers ...............   $  127,833,255   $   46,901,231   $    1,513,970
       Affiliated issuers .................       28,099,588          557,333               --
    Foreign currency, at cost .............           58,777           49,882               --
    Investments of cash collateral
       received for securities loaned,
       at cost ............................       22,118,595               --               --
                                              --------------   --------------   --------------
                                              $  178,110,215   $   47,508,446   $    1,513,970
                                              ==============   ==============   ==============
    Investments, at value:
       Unaffiliated issuers+ ..............   $  130,664,770   $   51,984,107   $    1,721,747
       Affiliated issuers .................       31,727,409          557,333               --
    Foreign currency, at value ............           59,694           50,177               --
    Investments of cash collateral
       received for securities loaned,
       at value ...........................       21,982,479               --               --
    Cash ..................................           57,170            5,372               --
    Receivables:
       Investment securities sold .........          960,866          121,809           18,887
       Due from Advisor ...................               --               --           21,040
       Dividends ..........................          149,558           85,499              434
       Interest ...........................          467,624               44               88
       Fund shares sold ...................           35,088        4,077,961               --
       Variation margin ...................          188,950               --               --
    Other assets ..........................               --               --           18,610
    Net unrealized appreciation
       on forward foreign currency
       contracts ..........................          207,151          147,274               --
                                              --------------   --------------   --------------
       TOTAL ASSETS .......................      186,500,759       57,029,576        1,780,806
                                              --------------   --------------   --------------
LIABILITIES:
    Payables:
       Securities loaned ..................       22,118,595               --               --
       Investment securities
            purchased .....................          450,346           50,216           63,384
       Investment advisory fees ...........          112,249           30,508            1,848
       Fund shares redeemed ...............        1,404,845          189,254           15,123
       Distribution (12b-1) fees ..........            4,012            9,450              324
       Variation margin ...................               --               --               --
       Due to custodian bank ..............               --               --           14,848
       Accrued expenses ...................          148,834           38,300            7,991
    Net unrealized depreciation
       on forward foreign
       currency contracts .................               --               --               --
                                              --------------   --------------   --------------
       TOTAL LIABILITIES ..................       24,238,881          317,728          103,518
                                              --------------   --------------   --------------
NET ASSETS ................................   $  162,261,878   $   56,711,848   $    1,677,288
                                              ==============   ==============   ==============
NET ASSETS CONSIST OF:
    Paid in capital .......................   $  164,681,255   $   56,738,076   $    2,992,856
    Accumulated undistributed
       net investment income (loss) .......        1,544,384          130,954          (11,515)
    Accumulated net realized gain (loss) ..      (10,253,833)      (5,386,887)      (1,511,830)
    Net unrealized appreciation
       (depreciation) .....................        6,290,072        5,229,705          207,777
                                              --------------   --------------   --------------
       NET ASSETS .........................   $  162,261,878   $   56,711,848   $    1,677,288
                                              ==============   ==============   ==============


                                                 GLOBAL
                                                BIOTECH         GLOBAL BOND     U.S. BALANCED
                                                  FUND              FUND             FUND
---------------------------------------------------------------------------------------------
ASSETS:
    Investments, at cost:
       Unaffiliated issuers ...............   $    2,919,993   $   38,698,984   $   19,257,137
       Affiliated issuers .................               --        1,071,684        1,913,776
    Foreign currency, at cost .............               38          107,020               --
    Investments of cash collateral
       received for securities loaned,
       at cost ............................               --               --               --
                                              --------------   --------------   --------------
                                              $    2,920,031   $   39,877,688   $   21,170,913
                                              ==============   ==============   ==============
    Investments, at value:
       Unaffiliated issuers+ ..............   $    2,978,584   $   37,543,604   $   20,036,639
       Affiliated issuers .................               --        1,071,684        1,913,776
    Foreign currency, at value ............               38          106,086               --
    Investments of cash collateral
       received for securities loaned,
       at value ...........................               --               --               --
    Cash ..................................               --               --               --
    Receivables:
       Investment securities sold .........           34,698               --          231,247
       Due from Advisor ...................           17,739            7,344            7,084
       Dividends ..........................               64              104           15,857
       Interest ...........................              224          622,230           96,787
       Fund shares sold ...................           16,000              694              797
       Variation margin ...................               --               --            3,063
    Other assets ..........................           16,826               --               --
    Net unrealized appreciation
       on forward foreign currency
       contracts ..........................               --               --               --
                                              --------------   --------------   --------------
       TOTAL ASSETS .......................        3,064,173       39,351,746       22,305,250
                                              --------------   --------------   --------------
LIABILITIES:
    Payables:
       Securities loaned ..................               --               --               --
       Investment securities
            purchased .....................           53,593          427,259          429,636
       Investment advisory fees ...........            2,959           24,573           12,478
       Fund shares redeemed ...............           12,234            9,432               --
       Distribution (12b-1) fees ..........              492            1,334              794
       Variation margin ...................               --               --            2,525
       Due to custodian bank ..............            1,608               --               --
       Accrued expenses ...................            3,928           35,022           26,997
    Net unrealized depreciation
       on forward foreign
       currency contracts .................               --          284,478               --
                                              --------------   --------------   --------------
       TOTAL LIABILITIES ..................           74,814          782,098          472,430
                                              --------------   --------------   --------------
NET ASSETS ................................   $    2,989,359   $   38,569,648   $   21,832,820
                                              ==============   ==============   ==============
NET ASSETS CONSIST OF:
    Paid in capital .......................   $    3,596,585   $   44,391,096   $   22,623,754
    Accumulated undistributed
       net investment income (loss) .......          (40,630)      (1,092,581)          (9,429)
    Accumulated net realized gain (loss) ..         (625,187)      (3,285,226)      (1,559,903)
    Net unrealized appreciation
       (depreciation) .....................           58,591       (1,443,641)         778,398
                                              --------------   --------------   --------------
       NET ASSETS .........................   $    2,989,359   $   38,569,648   $   21,832,820
                                              ==============   ==============   ==============

* The Fund commenced investment operations on June 29, 2001.
+ The market value for securities loaned for Global Balanced Fund and International Equity Fund as of December 31, 2001 were $21,962,243 and $6,702,213, respectively.


--------------------------------------------------------------------------------
80              See accompanying notes to financial statements.

                        THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               U.S. LARGE CAP   U.S. LARGE CAP   U.S. SMALL CAP
                                              U.S. EQUITY          EQUITY           GROWTH           GROWTH
                                                  FUND              FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at cost:
       Unaffiliated issuers ...............   $   92,610,078   $    3,071,370   $    6,891,820   $   34,479,143
       Affiliated issuers .................               --               --               --        1,829,073
    Foreign currency, at cost .............               --               --               --               --
    Investments of cash collateral
       received for securities loaned,
       at cost ............................               --               --               --               --
                                              --------------   --------------   --------------   --------------
                                              $   92,610,078   $    3,071,370   $    6,891,820   $   36,308,216
                                              ==============   ==============   ==============   ==============
    Investments, at value:
       Unaffiliated issuers+ ..............   $  116,093,039   $    3,143,752   $    5,755,962   $   37,713,187
       Affiliated issuers .................               --               --               --        1,829,073
    Foreign currency, at value ............               --               --               --               --
    Investments of cash collateral
       received for securities loaned,
       at value ...........................               --               --               --               --
    Cash ..................................               --            1,739            4,575               --
    Receivables:
       Investment securities sold .........        9,204,142           15,956               --               --
       Due from Advisor ...................            4,519           13,221           15,218               --
       Dividends ..........................          176,876            8,896            3,710            3,735
       Interest ...........................            1,781              429              168            2,722
       Fund shares sold ...................               --               --               --               --
       Variation margin ...................               --               --               --               --
    Other assets ..........................               --               --               --               --
    Net unrealized appreciation
       on forward foreign currency
       contracts ..........................               --               --               --               --
                                              --------------   --------------   --------------   --------------
       TOTAL ASSETS .......................      125,480,357        3,183,993        5,779,633       39,548,717
                                              --------------   --------------   --------------   --------------
LIABILITIES:
    Payables:
       Securities loaned ..................               --               --               --               --
       Investment securities
            purchased .....................          124,122           22,567          121,733            9,411
       Investment advisory fees ...........           80,196               --               --           25,961
       Fund shares redeemed ...............          160,445               --               --           82,347
       Distribution (12b-1) fees ..........            6,193            1,594            1,909              935
       Variation margin ...................           30,300               --               --               --
       Due to custodian bank ..............        4,413,449               --               --               --
       Accrued expenses ...................           65,099            6,655           10,513            1,582
    Net unrealized depreciation
       on forward foreign
       currency contracts .................               --               --               --               --
                                              --------------   --------------   --------------   --------------
       TOTAL LIABILITIES ..................        4,879,804           30,816          134,155          120,236
                                              --------------   --------------   --------------   --------------
NET ASSETS ................................   $  120,600,553   $    3,153,177   $    5,645,478   $   39,428,481
                                              ==============   ==============   ==============   ==============
NET ASSETS CONSIST OF:
    Paid in capital .......................   $  102,388,427   $    9,311,525   $    8,565,951   $   34,654,090
    Accumulated undistributed
       net investment income (loss) .......          563,685           29,173          (10,263)        (152,902)
    Accumulated net realized gain (loss) ..       (5,785,986)      (6,259,903)      (1,774,352)       1,693,249
    Net unrealized appreciation
       (depreciation) .....................       23,434,427           72,382       (1,135,858)       3,234,044
                                              --------------   --------------   --------------   --------------
       NET ASSETS .........................   $  120,600,553   $    3,153,177   $    5,645,478   $   39,428,481
                                              ==============   ==============   ==============   ==============


                                                                                                      U.S.
                                                U.S. BOND       HIGH YIELD      INTERNATIONAL     VALUE EQUITY
                                                   FUND             FUND         EQUITY FUND          FUND*
---------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at cost:
       Unaffiliated issuers ...............   $   75,736,293   $  225,968,682   $  126,765,624   $    3,842,309
       Affiliated issuers .................        1,509,194               --               --               --
    Foreign currency, at cost .............               --               --        1,067,978               --
    Investments of cash collateral
       received for securities loaned,
       at cost ............................               --               --        7,021,742               --
                                              --------------   --------------   --------------   --------------
                                              $   77,245,487   $  225,968,682   $  134,855,344   $    3,842,309
                                              ==============   ==============   ==============   ==============
    Investments, at value:
       Unaffiliated issuers+ ..............   $   76,168,374   $  139,461,600   $  137,886,075   $    3,832,445
       Affiliated issuers .................        1,509,194               --               --               --
    Foreign currency, at value ............               --               --        1,073,872               --
    Investments of cash collateral
       received for securities loaned,
       at value ...........................               --               --        7,021,742               --
    Cash ..................................               --               --               --               --
    Receivables:
       Investment securities sold .........        1,314,526        1,086,400          365,784               --
       Due from Advisor ...................            7,092               --           15,173           22,165
       Dividends ..........................               --               --          329,868            4,695
       Interest ...........................          895,492        4,348,745            5,201              136
       Fund shares sold ...................            1,750           44,080           34,087               --
       Variation margin ...................               --               --               --               --
    Other assets ..........................           19,824               --            2,089           20,099
    Net unrealized appreciation
       on forward foreign currency
       contracts ..........................               --               --          561,373               --
                                              --------------   --------------   --------------   --------------
       TOTAL ASSETS .......................       79,916,252      144,940,825      147,295,264        3,879,540
                                              --------------   --------------   --------------   --------------
LIABILITIES:
    Payables:
       Securities loaned ..................               --               --        7,021,742               --
       Investment securities
            purchased .....................        1,327,055        1,671,918           37,979           82,902
       Investment advisory fees ...........           32,696          110,374           97,081            1,917
       Fund shares redeemed ...............           73,765          605,333          785,531               --
       Distribution (12b-1) fees ..........            1,797           92,272            1,359              120
       Variation margin ...................               --               --               --               --
       Due to custodian bank ..............               84        1,470,312        9,354,208           26,345
       Accrued expenses ...................            7,319          234,359          121,782           11,153
    Net unrealized depreciation
       on forward foreign
       currency contracts .................               --               --               --               --
                                              --------------   --------------   --------------   --------------
       TOTAL LIABILITIES ..................        1,442,716        4,184,568       17,419,682          122,437
                                              --------------   --------------   --------------   --------------
NET ASSETS ................................   $   78,473,536   $  140,756,257   $  129,875,582   $    3,757,103
                                              ==============   ==============   ==============   ==============
NET ASSETS CONSIST OF:
    Paid in capital .......................   $   80,284,706   $  249,848,065   $  123,018,662   $    3,759,320
    Accumulated undistributed
       net investment income (loss) .......           48,055          122,256         (802,167)          17,421
    Accumulated net realized gain (loss) ..       (2,291,303)     (22,706,982)      (4,017,086)          (9,774)
    Net unrealized appreciation
       (depreciation) .....................          432,078      (86,507,082)      11,676,173           (9,864)
                                              --------------   --------------   --------------   --------------
       NET ASSETS .........................   $   78,473,536   $  140,756,257   $  129,875,582        3,757,103
                                              ==============   ==============   ==============   ==============



--------------------------------------------------------------------------------

                        THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2001 (UNAUDITED)

                                                  GLOBAL                            GLOBAL
                                                 BALANCED       GLOBAL EQUITY     TECHNOLOGY
                                                   FUND              FUND            FUND
----------------------------------------------------------------------------------------------
CLASS A:
    Net assets ............................   $    5,456,715   $   16,674,887   $      821,452
    Shares outstanding ....................          526,302        1,687,238          166,958
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        10.37   $         9.88   $         4.92
    Offering price per share
       (NAV per share / maximum
       sales charge) (a) ..................   $        10.97   $        10.46   $         5.21
    Redemption proceeds
       per share ..........................   $        10.37   $         9.88   $         4.92
----------------------------------------------------------------------------------------------
CLASS B:
    Net assets ............................   $      102,970   $      109,126   $           --
    Shares outstanding ....................            9,935           11,036               --
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        10.36   $         9.89   $           --
    Offering price per share ..............   $        10.36   $         9.89   $           --
    Redemption proceeds
       per share (NAV per share *
       maximum redemption charge) (a) .....   $         9.84   $         9.40   $           --
----------------------------------------------------------------------------------------------
CLASS C:
    Net assets ............................   $       65,939   $      194,739   $           --
    Shares outstanding ....................            6,361           19,717               --
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        10.37   $         9.88   $           --
    Offering price per share
       (NAV per share / maximum
       sales charge) (a) ..................   $        10.47   $         9.98   $           --
    Redemption proceeds
       per share (NAV per share *
       maximum redemption charge) (a) .....   $        10.27   $         9.78   $           --
----------------------------------------------------------------------------------------------
CLASS Y:
    Net assets ............................   $  156,636,254   $   39,733,096   $      855,836
    Shares outstanding ....................       14,966,134        3,981,832          175,466
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        10.47   $         9.98   $         4.88
    Offering price per share ..............   $        10.47   $         9.98   $         4.88
    Redemption proceeds
       per share ..........................   $        10.47   $         9.98   $         4.88
----------------------------------------------------------------------------------------------


                                                 GLOBAL
                                                 BIOTECH        GLOBAL BOND     U.S. BALANCED
                                                  FUND             FUND              FUND
----------------------------------------------------------------------------------------------
CLASS A:
    Net assets ............................   $      783,463   $      857,602   $    1,411,082
    Shares outstanding ....................           92,601          104,392          150,732
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $         8.46   $         8.22   $         9.36
    Offering price per share
       (NAV per share / maximum
       sales charge) (a) ..................   $         8.95   $         8.61   $         9.90
    Redemption proceeds
       per share ..........................   $         8.46   $         8.22   $         9.36
----------------------------------------------------------------------------------------------
CLASS B:
    Net assets ............................   $       21,589   $      122,879   $      198,988
    Shares outstanding ....................            2,552           14,965           21,282
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $         8.46   $         8.21   $         9.35
    Offering price per share ..............   $         8.46   $         8.21   $         9.35
    Redemption proceeds
       per share (NAV per share *
       maximum redemption charge) (a) .....   $         8.04   $         7.80   $         8.88
----------------------------------------------------------------------------------------------
CLASS C:
    Net assets ............................   $          989   $           --   $      259,359
    Shares outstanding ....................              117               --           27,712
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $         8.45   $           --   $         9.36
    Offering price per share
       (NAV per share / maximum
       sales charge) (a) ..................   $         8.54   $           --   $         9.45
    Redemption proceeds
       per share (NAV per share *
       maximum redemption charge) (a) .....   $         8.37   $           --   $         9.27
----------------------------------------------------------------------------------------------
CLASS Y:
    Net assets ............................   $    2,183,318   $   37,589,167   $   19,963,391
    Shares outstanding ....................          256,547        4,213,602        2,123,091
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $         8.51   $         8.92   $         9.40
    Offering price per share ..............   $         8.51   $         8.92   $         9.40
    Redemption proceeds
       per share ..........................   $         8.51   $         8.92   $         9.40
----------------------------------------------------------------------------------------------


(a) For Class A the maximum sales charge is 5.50%, except the Global Bond Fund, U.S. Bond Fund, and the High Yield Fund which is 4.50%, Class C maximum sales charge is 1.00%. Classes B and Y have no sales charges. For Class
    B the maximum redemption charge is 5.00%, Class C maximum redemption charge is 1.00%, except Global Bond Fund, U.S. Bond Fund, and the High Yield Fund which is 0.75%. Classes A and Y have no redemption charges.

 +  The Fund commenced investment operations on June 29, 2001.



--------------------------------------------------------------------------------
82               See accompanying notes to financial statements.

                        THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               U.S. LARGE CAP   U.S. LARGE CAP   U.S. SMALL CAP
                                                U.S. EQUITY       EQUITY            GROWTH           GROWTH
                                                   FUND            FUND              FUND             FUND
---------------------------------------------------------------------------------------------------------------
CLASS A:
    Net assets ............................   $   12,646,692   $      280,293   $    2,267,294   $    1,620,641
    Shares outstanding ....................          838,314           34,817          282,907          152,548
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        15.09   $         8.05   $         8.01   $        10.62
    Offering price per share
       (NAV per share / maximum
       sales charge) ......................   $        15.97   $         8.52   $         8.48   $        11.24
    Redemption proceeds
       per share ..........................   $        15.09   $         8.05   $         8.01   $        10.62
---------------------------------------------------------------------------------------------------------------
CLASS B:
    Net assets ............................   $      110,662   $      143,218   $       94,553   $      150,733
    Shares outstanding ....................            7,345           17,799           11,805           14,194
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        15.07   $         8.05   $         8.01   $        10.62
    Offering price per share ..............   $        15.07   $         8.05   $         8.01   $        10.62
    Redemption proceeds
       per share (NAV per share *
       maximum redemption charge) .........   $        14.32   $         7.65   $         7.61   $        10.09
---------------------------------------------------------------------------------------------------------------
CLASS C:
    Net assets ............................   $       41,011   $           --   $      651,557   $       62,572
    Shares outstanding ....................            2,720               --           81,375            5,897
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        15.08   $           --   $         8.01   $        10.61
    Offering price per share
       (NAV per share / maximum
       sales charge) ......................   $        15.23   $           --   $         8.09   $        10.72
    Redemption proceeds
       per share (NAV per share *
       maximum redemption charge) .........   $        14.93   $           --   $         7.93   $        10.50
---------------------------------------------------------------------------------------------------------------
CLASS Y:
    Net assets ............................   $  107,802,188   $    2,729,666   $    2,632,074   $   37,594,535
    Shares outstanding ....................        7,087,999          341,273          324,532        3,498,257
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        15.21   $         8.00   $         8.11   $        10.75
    Offering price per share ..............   $        15.21   $         8.00   $         8.11   $        10.75
    Redemption proceeds
       per share ..........................   $        15.21   $         8.00   $         8.11   $        10.75
---------------------------------------------------------------------------------------------------------------


                                                                                                      U.S.
                                                U.S. BOND        HIGH YIELD     INTERNATIONAL     VALUE EQUITY
                                                   FUND             FUND         EQUITY FUND          FUND+
---------------------------------------------------------------------------------------------------------------
CLASS A:
    Net assets ............................   $    4,358,412   $   77,605,137   $    2,216,996   $      561,517
    Shares outstanding ....................          417,941       10,964,943          275,780           56,300
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        10.43   $         7.08   $         8.04   $         9.97
    Offering price per share
       (NAV per share / maximum
       sales charge) ......................   $        10.92   $         7.41   $         8.51   $        10.55
    Redemption proceeds
       per share ..........................   $        10.43   $         7.08   $         8.04   $         9.97
---------------------------------------------------------------------------------------------------------------
CLASS B:
    Net assets ............................   $       87,254   $   18,196,057   $           --   $      177,431
    Shares outstanding ....................            8,375        2,571,696               --           17,819
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        10.42   $         7.08   $           --   $         9.96
    Offering price per share ..............   $        10.42   $         7.08   $           --   $         9.96
    Redemption proceeds
       per share (NAV per share *
       maximum redemption charge) .........   $         9.90   $         6.73   $           --   $         9.46
---------------------------------------------------------------------------------------------------------------
CLASS C:
    Net assets ............................   $      933,164   $   20,223,328   $       97,672   $       25,725
    Shares outstanding ....................           89,595        2,857,986           12,010            2,580
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        10.42   $         7.08   $         8.13   $         9.97
    Offering price per share
       (NAV per share / maximum
       sales charge) ......................   $        10.53   $         7.15   $         8.21   $        10.07
    Redemption proceeds
       per share (NAV per share *
       maximum redemption charge) .........   $        10.34   $         7.03   $         8.05   $         9.87
---------------------------------------------------------------------------------------------------------------
CLASS Y:
    Net assets ............................   $   73,094,706   $   24,731,735   $  127,560,914   $    2,992,430
    Shares outstanding ....................        7,000,122        3,480,168       15,810,310          300,001
    Net asset value per share
       (NAV per share / shares
       outstanding) .......................   $        10.44   $         7.11   $         8.07   $         9.97
    Offering price per share ..............   $        10.44   $         7.11   $         8.07   $         9.97
    Redemption proceeds
       per share ..........................   $        10.44   $         7.11   $         8.07   $         9.97
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                        THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED
DECEMBER 31, 2001 (UNAUDITED)

                                                  GLOBAL                            GLOBAL
                                                 BALANCED      GLOBAL EQUITY      TECHNOLOGY
                                                   FUND             FUND             FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
       Dividends ..........................    $      721,620   $      462,091   $        1,308
       Interest ...........................         1,121,034           37,380            1,389
       Securities lending-net .............            28,809               --               --
       Foreign tax withheld ...............           (11,360)         (11,207)              --
                                               --------------   --------------   --------------
            TOTAL INCOME ..................         1,860,103          488,264            2,697
                                               --------------   --------------   --------------
EXPENSES:
       Advisory ...........................           648,713          241,898           11,014
       Administration .....................            53,939               --               --
       Professional .......................            61,044           29,830            9,210
       Shareholder reports ................            57,190           27,765              926
       Distribution and service - Class A..             2,109            5,236              220
       Distribution and service - Class B..                40               21               --
       Distribution and service - Class C..                21              139               --
       Distribution and service
            Class UBS .....................            15,036           50,047            1,958
       Custodian ..........................            14,247            9,827               20
       State registration .................            19,990           18,432           15,700
       Other ..............................            33,488           16,988            5,370
                                               --------------   --------------   --------------
            TOTAL OPERATING
               EXPENSES ...................           905,817          400,183           44,418
                                               --------------   --------------   --------------
            Expenses waived by
               Advisor ....................                --          (42,723)         (28,321)
            Earnings credits ..............                --               --               --
                                               --------------   --------------   --------------
            NET OPERATING
               EXPENSES ...................           905,817          357,460           16,097
            Interest Expense ..............                --               --               --
                                               --------------   --------------   --------------
            NET INVESTMENT
               INCOME (LOSS) ..............           954,286          130,804          (13,400)
                                               --------------   --------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS):
    Net realized gain (loss) on:
       Investments ........................        (3,040,103)      (4,652,593)        (503,360)
       Futures contracts ..................         1,569,835               --               --
       Foreign currency transactions ......        (2,436,848)         235,684               --
                                               --------------   --------------   --------------
            Net realized gain (loss) ......        (3,907,116)      (4,416,909)        (503,360)
                                               --------------   --------------   --------------
    Change in net unrealized
       appreciation or depreciation on:
       Investments and foreign
            currency ......................         4,969,448        2,883,128          492,565
       Futures contracts ..................           (39,519)              --               --
       Forward contracts ..................         3,141,543          160,098               --
       Translation of other assets
            and liabilities denominated
            in foreign currency ...........          (496,777)           5,502               --
                                               --------------   --------------   --------------
            Change in net unrealized
               appreciation
               (depreciation) .............         7,574,695        3,048,728          492,565
                                               --------------   --------------   --------------
    Net realized and unrealized
       gain (loss) ........................         3,667,579       (1,368,181)         (10,795)
                                               --------------   --------------   --------------
    Net increase (decrease)
       in net assets resulting
       from operations ....................    $    4,621,865   $   (1,237,377)  $      (24,195)
                                              ==============   ==============   ==============


                                                  GLOBAL
                                                 BIOTECH        GLOBAL BOND     U.S. BALANCED
                                                   FUND             FUND             FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
       Dividends ..........................    $        1,301   $        1,911   $      118,832
       Interest ...........................               942          884,736          322,520
       Securities lending-net .............                --               --               --
       Foreign tax withheld ...............                --           (1,248)              --
                                               --------------   --------------   --------------
            TOTAL INCOME ..................             2,243          885,399          441,352
                                               --------------   --------------   --------------
EXPENSES:
       Advisory ...........................            15,161          151,034           83,283
       Administration .....................                --               --               --
       Professional .......................             9,394           21,560           19,170
       Shareholder reports ................               742           12,929            3,824
       Distribution and service - Class A..               269              316              408
       Distribution and service - Class B..                27              110              141
       Distribution and service - Class C..                 1               --               55
       Distribution and service
            Class UBS .....................             2,348            1,713            2,109
       Custodian ..........................                33            6,859              297
       State registration .................            15,710           17,734           18,620
       Other ..............................             5,934           12,535            7,334
                                               --------------   --------------   --------------
            TOTAL OPERATING
               EXPENSES ...................            49,619          224,790          135,241
                                               --------------   --------------   --------------
            Expenses waived by
               Advisor ....................           (29,940)         (40,967)         (37,442)
            Earnings credits ..............                --             (314)              --
                                               --------------   --------------   --------------
            NET OPERATING
               EXPENSES ...................            19,679          183,509           97,799
            Interest Expense ..............                --               --            1,755
                                               --------------   --------------   --------------
            NET INVESTMENT
               INCOME (LOSS) ..............           (17,436)         701,890          341,798
                                               --------------   --------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS):
    Net realized gain (loss) on:
       Investments ........................          (276,707)         245,237         (205,021)
       Futures contracts ..................                --               --           (4,389)
       Foreign currency transactions ......            (1,197)        (693,306)              --
                                               --------------   --------------   --------------
            Net realized gain (loss) ......          (277,904)        (448,069)        (209,410)
                                               --------------   --------------   --------------
    Change in net unrealized
       appreciation or depreciation on:
       Investments and foreign
            currency ......................            88,844        1,478,501          102,939
       Futures contracts ..................                --               --          (14,583)
       Forward contracts ..................                --           89,452               --
       Translation of other assets
            and liabilities denominated
            in foreign currency ...........                 3           16,391               --
                                               --------------   --------------   --------------
            Change in net unrealized
               appreciation
               (depreciation) .............            88,847        1,584,344           88,356
                                               --------------   --------------   --------------
    Net realized and unrealized
       gain (loss) ........................          (189,057)       1,136,275         (121,054)
                                               --------------   --------------   --------------
    Net increase (decrease)
       in net assets resulting
       from operations ....................    $     (206,493)  $    1,838,165   $      220,744
                                              ==============   ==============   ==============

* The Fund commenced operations on June 29, 2001.



--------------------------------------------------------------------------------
84               See accompanying notes to financial statements.

                        THE BRINSON FUNDS-- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               U.S. LARGE CAP   U.S. LARGE CAP   U.S. SMALL CAP
                                               U.S. EQUITY         EQUITY           GROWTH           GROWTH
                                                   FUND             FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
       Dividends .........................    $    1,034,892   $       62,593   $       18,999   $       38,897
       Interest ..........................            87,748            9,784            2,629           31,392
       Securities lending-net ............                --               --               --               --
       Foreign tax withheld ..............                --               --               --               --
                                              --------------   --------------   --------------   --------------
            TOTAL INCOME .................         1,122,640           72,377           21,628           70,289
                                              --------------   --------------   --------------   --------------
EXPENSES:
       Advisory ..........................           471,191           28,617           19,705          189,256
       Administration ....................                --               --               --               --
       Professional ......................            45,968           17,568            9,128           16,200
       Shareholder reports ...............            28,755            8,110            6,613           22,549
       Distribution and service Class A ..            10,550              118              872              534
       Distribution and service Class B ..               118               90               45              142
       Distribution and service Class C ..                31               --              709               25
       Distribution and service
            Class UBS ....................             9,683            6,570            7,722            5,103
       Custodian .........................             1,683              102               70              473
       State registration ................            18,262           18,256           17,356           18,416
       Other .............................            29,217            5,945            5,861           12,342
                                              --------------   --------------   --------------   --------------
            TOTAL OPERATING
               EXPENSES ..................           615,458           85,376           68,081          265,040
                                              --------------   --------------   --------------   --------------
            Expenses waived by
               Advisor ...................           (56,384)         (41,838)         (36,190)         (41,849)
            Earnings credits .............                --               --               --               --
                                              --------------   --------------   --------------   --------------
            NET OPERATING
               EXPENSES ..................           559,074           43,538           31,891          223,191
            Interest Expense .............                --               --               --               --
                                              --------------   --------------   --------------   --------------
            NET INVESTMENT
               INCOME (LOSS) .............           563,566           28,839          (10,263)        (152,902)
                                              --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS):
    Net realized gain (loss) on:
       Investments .......................         1,241,403         (153,732)      (1,201,088)       1,567,602
       Futures contracts .................            98,331          (26,250)              --               --
       Foreign currency transactions .....                --               --               --               --
                                              --------------   --------------   --------------   --------------
            Net realized gain (loss) .....         1,339,734         (179,982)      (1,201,088)       1,567,602
                                              --------------   --------------   --------------   --------------
    Change in net unrealized
       appreciation or depreciation on:
       Investments and foreign
            currency .....................        (2,377,677)         (87,515)         569,959       (3,758,439)
       Futures contracts .................           (77,850)              --               --               --
       Forward contracts .................                --               --               --               --
       Translation of other assets
            and liabilities denominated
            in foreign currency ..........                --               --               --               --
                                              --------------   --------------   --------------   --------------
            Change in net unrealized
               appreciation
               (depreciation) ............        (2,455,527)         (87,515)         569,959       (3,758,439)
                                              --------------   --------------   --------------   --------------
    Net realized and unrealized
       gain (loss) .......................        (1,115,793)        (267,497)        (631,129)      (2,190,837)
                                              --------------   --------------   --------------   --------------
    Net increase (decrease)
       in net assets resulting
       from operations ...................    $     (552,227)  $     (238,658)  $     (641,392)  $   (2,343,739)
                                              ==============   ==============   ==============   ==============


                                                                                                      U.S.
                                                U.S. BOND        HIGH YIELD     INTERNATIONAL     VALUE EQUITY
                                                   FUND              FUND        EQUITY FUND          FUND*
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
       Dividends .........................    $           --   $          ---   $    1,090,589   $       29,479
       Interest ..........................         2,563,004        3,723,116          184,302              369
       Securities lending-net ............                --               --           15,628               --
       Foreign tax withheld ..............                --               --          (86,779)              --
                                              --------------   --------------   --------------   --------------
            TOTAL INCOME .................         2,563,004        3,723,116        1,203,740           29,848
                                              --------------   --------------   --------------   --------------
EXPENSES:
       Advisory ..........................           217,185          192,840          668,113           10,352
       Administration ....................                --               --               --               --
       Professional ......................            24,954           23,962           57,316            9,735
       Shareholder reports ...............            12,844           20,537           73,593              825
       Distribution and service Class A ..               914           16,752              607               39
       Distribution and service Class B ..               136           15,945               --               77
       Distribution and service Class C ..               419           13,374               27                4
       Distribution and service
            Class UBS ....................             3,887            5,504           10,293               --
       Custodian .........................               819              804           72,385               37
       State registration ................            17,774           18,180           29,922           16,880
       Other .............................            15,518           13,677           36,436            5,047
                                              --------------   --------------   --------------   --------------
            TOTAL OPERATING
               EXPENSES ..................           294,450          321,575          948,692           42,996
                                              --------------   --------------   --------------   --------------
            Expenses waived by
               Advisor ...................           (28,516)         (53,204)         (80,866)         (30,569)
            Earnings credits .............                --               --          (22,278)              --
                                              --------------   --------------   --------------   --------------
            NET OPERATING
               EXPENSES ..................           265,934          268,371          845,548           12,427
            Interest Expense .............            28,286            3,884               --               --
                                              --------------   --------------   --------------   --------------
            NET INVESTMENT
               INCOME (LOSS) .............         2,268,784        3,450,861          358,192           17,421
                                              --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS):
    Net realized gain (loss) on:
       Investments .......................         1,536,169      (13,257,208)      (2,889,064)          (9,774)
       Futures contracts .................                --               --               --               --
       Foreign currency transactions .....                --               --         (838,530)              --
                                              --------------   --------------   --------------   --------------
            Net realized gain (loss) .....         1,536,169      (13,257,208)      (3,727,594)          (9,774)
                                              --------------   --------------   --------------   --------------
    Change in net unrealized
       appreciation or depreciation on:
       Investments and foreign
            currency .....................           488,986        8,914,052       (6,815,522)          (9,864)
       Futures contracts .................                --               --               --               --
       Forward contracts .................                --               --        2,408,524               --
       Translation of other assets
            and liabilities denominated
            in foreign currency ..........                --               --           26,443               --
                                              --------------   --------------   --------------   --------------
            Change in net unrealized
               appreciation
               (depreciation) ............           488,986        8,914,052       (4,380,555)          (9,864)
                                              --------------   --------------   --------------   --------------
    Net realized and unrealized
       gain (loss) .......................         2,025,155       (4,343,156)      (8,108,149)         (19,638)
                                              --------------   --------------   --------------   --------------
    Net increase (decrease)
       in net assets resulting
       from operations ...................    $    4,293,939   $     (892,295)  $   (7,749,957)  $       (2,217)
                                              ==============   ==============   ==============   ==============


--------------------------------------------------------------------------------

THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                                                      GLOBAL
                                                                                                     BALANCED
                                                                                                       FUND
                                                                                                  -------------
CASH FLOWS FROM OPERATING ACTIVITIES:

   Net increase in net assets resulting from operations .......................................   $   4,621,865
   Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
     Net realized and unrealized gain on investments ..........................................      (3,667,579)
     Decrease in receivable for investment securities sold ....................................       2,369,798
     Decrease in dividends and interest receivable ............................................         302,799
     Decrease in other assets .................................................................         360,046
     Decrease in payable for securities purchased .............................................      (1,355,114)
     Increase in payable for investment advisory fee ..........................................           3,954
     Decrease in accrued expenses .............................................................        (228,681)
     Increase in variation margin .............................................................        (251,307)
     Net amortization of premium ..............................................................          32,979
     Purchases of investments .................................................................     (90,884,101)
     Proceeds from sales of investments .......................................................     107,574,057
     Net realized gain on futures contracts ...................................................       1,569,835
     Net realized loss on foreign currency transactions .......................................      (2,436,848)
     Change in net unrealized appreciation or depreciation on futures contracts ...............         (39,519)
     Change in net unrealized appreciation or depreciation on other assets and liabilities ....        (496,777)
     Net decrease in foreign currency .........................................................         419,670
                                                                                                  -------------
       Net cash provided by operating activities ..............................................      17,895,077
                                                                                                  -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Net capital shares transactions ............................................................        (140,047)
   Net decrease from securities lending .......................................................     (12,433,892)
   Dividends and capital gain distributions paid ..............................................      (5,264,135)
                                                                                                  -------------
     Net cash used for financing activities ...................................................     (17,838,074)
                                                                                                  -------------
Net increase in cash ..........................................................................          57,003


CASH AT BEGINNING OF PERIOD ...................................................................             167
                                                                                                  -------------

CASH AT END OF PERIOD .........................................................................   $      57,170
                                                                                                  =============

--------------------------------------------------------------------------------
86                 See accompanying notes to financial statements.

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                                                                              87

THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     GLOBAL BALANCED FUND                GLOBAL EQUITY FUND
                                                             ---------------------------------    --------------------------------
                                                                 SIX MONTHS            YEAR          SIX MONTHS           YEAR
                                                                    ENDED              ENDED            ENDED             ENDED
                                                                DECEMBER 31,         JUNE 30,       DECEMBER 31,        JUNE 30,
                                                              2001 (UNAUDITED)         2001       2001 (UNAUDITED)        2001
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) . . .......................  $       954,286   $     3,566,708    $      130,804   $      481,767
   Net realized gain (loss). ..............................       (3,907,116)        8,733,570        (4,416,909)       3,073,081
   Change in net unrealized appreciation (depreciation). ..        7,574,695        (4,502,261)        3,048,728       (6,530,459)
                                                             ---------------   ---------------    --------------   --------------
   Net increase (decrease) in net assets from operations ..        4,621,865         7,798,017        (1,237,377)      (2,975,611)
                                                             ---------------   ---------------    --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income. ...........          (92,144)               --           (77,577)         (11,410)
      Distributions from net realized gains. ..............         (388,421)          (11,340)         (419,643)      (2,498,356)
                                                             ---------------   ---------------    --------------   --------------
   Total Class A distributions . ..........................         (480,565)          (11,340)         (497,220)      (2,509,766)
                                                             ---------------   ---------------    --------------   --------------
   Class B:
      Distributions from net investment income. ...........           (2,885)               --              (123)              --
      Distributions from net realized gains. ..............           (6,162)               --              (668)              --
                                                             ---------------   ---------------    --------------   --------------
   Total Class B distributions . ..........................           (9,047)               --              (791)              --
                                                             ---------------   ---------------    --------------   --------------
   Class C:
      Distributions from net investment income. ...........             (438)               --            (1,134)              --
      Distributions from net realized gains. ..............           (1,867)               --            (6,132)              --
                                                             ---------------   ---------------    --------------   --------------
   Total Class C distributions . ..........................           (2,305)               --            (7,266)              --
                                                             ---------------   ---------------    --------------   --------------
   Class Y: (formerly Class I)
      Distributions from net investment income. ...........       (2,763,739)               --          (244,638)         (79,603)
      Distributions from net realized gains. ..............      (11,553,727)       (9,702,495)       (1,324,139)      (4,104,552)
                                                             ---------------   ---------------    --------------   --------------
   Total Class Y distributions . ..........................      (14,317,466)       (9,702,495)       (1,568,777)      (4,184,155)
                                                             ---------------   ---------------    --------------   --------------
   UBS Investment Funds Class
      Distributions from net investment income. ...........               --                --                --             (444)
      Distributions from net realized gains. ..............               --          (459,422)               --          (34,788)
                                                             ---------------   ---------------    --------------   --------------
   Total UBS Investment Funds Class distributions .........               --          (459,422)               --          (35,232)
                                                             ---------------   ---------------    --------------   --------------
   Decrease in net assets from distributions ..............      (14,809,383)      (10,173,257)       (2,074,054)      (6,729,153)
                                                             ---------------   ---------------    --------------   --------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Class A: (formerly Class N)
      Shares sold .........................................        5,636,830            40,708        22,087,468          100,000
      Shares issued on reinvestment of distributions. .....          442,708             3,867           396,391           24,164
      Shares redeemed .....................................         (543,871)           (7,231)       (6,144,566)              --
                                                             ---------------   ---------------    --------------   --------------
   Total Class A transactions .............................        5,535,667            37,344        16,339,293          124,164
                                                             ---------------   ---------------    --------------   --------------
   Class B:
      Shares sold .........................................          191,139                --           108,692               --
      Shares issued on reinvestment of distributions. .....            9,047                --               791               --
      Shares redeemed .....................................          (89,435)               --                --               --
                                                             ---------------   ---------------    --------------   --------------
   Total Class B transactions .............................          110,751                --           109,483               --
                                                             ---------------   ---------------    --------------   --------------
   Class C:
      Shares sold .........................................           65,624                --           194,257               --
      Shares issued on reinvestment of distributions. .....            2,241                --             7,265               --
      Shares redeemed .....................................               --                --                --               --
                                                             ---------------   ---------------    --------------   --------------
   Total Class C transactions .............................           67,865                --           201,522               --
                                                             ---------------   ---------------    --------------   --------------
   Class Y: (formerly Class I)
      Shares sold .........................................       66,008,960       148,059,955       105,680,199       95,186,592
      Shares issued on reinvestment of distributions. .....        9,091,252         7,392,619         1,024,427        2,877,959
      Shares redeemed .....................................      (64,792,691)     (281,289,752)     (114,204,214)     (83,354,000)
                                                             ---------------   ---------------    --------------   --------------
   Total Class Y transactions .............................       10,307,521      (125,837,178)       (7,499,588)      14,710,551
                                                             ---------------   ---------------    --------------   --------------
   UBS Investment Funds Class
      Shares sold .........................................          143,261           432,323           142,132          429,378
      Shares issued on reinvestment of distributions. .....               --           422,475                --        2,289,192
      Shares redeemed .....................................       (7,052,896)       (2,556,696)      (18,825,671)      (7,155,696)
                                                             ---------------   ---------------    --------------   --------------
   Total UBS Investment Funds Class transactions ..........       (6,909,635)       (1,701,898)      (18,683,539)      (4,437,126)
                                                             ---------------   ---------------    --------------   --------------
   Net increase (decrease) in net assets resulting from
      capital share transactions. . .......................        9,112,169      (127,501,732)       (9,532,829)      10,397,589
                                                             ---------------   ---------------    --------------   --------------
   INCREASE (DECREASE) IN NET ASSETS ......................       (1,075,349)     (129,876,972)      (12,844,260)         692,825
   NET ASSETS, BEGINNING OF PERIOD ........................      163,337,227       293,214,199        69,556,108       68,863,283
                                                             ---------------   ---------------    --------------   --------------
   NET ASSETS, END OF PERIOD ..............................  $   162,261,878   $   163,337,227    $   56,711,848   $   69,556,108
                                                             ===============   ===============    ==============   ==============
   Net assets include accumulated undistributed
      net investment income (loss) . ......................  $     1,544,384   $     3,449,304    $      130,954   $      323,622
                                                             ===============   ===============    ==============   ==============

* On October 29,2001, Class N and I were redesignated Class A and Y, respectively.

--------------------------------------------------------------------------------
88                See accompanying notes to financial statements.

THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


                                                                           GLOBAL                            GLOBAL
                                                                        TECHNOLOGY FUND                    BIOTECH FUND
                                                              --------------------------------   --------------------------------
                                                                  SIX MONTHS         YEAR           SIX MONTHS          YEAR
                                                                     ENDED           ENDED             ENDED            ENDED
                                                                 DECEMBER 31,      JUNE 30,        DECEMBER 31,       JUNE 30,
                                                               2001 (UNAUDITED)      2001        2001 (UNAUDITED)       2001
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) . . .......................   $      (13,400)   $     (30,494)    $    (17,436)    $    (23,194)
   Net realized gain (loss). ..............................         (503,360)      (1,007,036)        (277,904)        (325,522)
   Change in net unrealized appreciation (depreciation). ..          492,565         (331,524)          88,847         (130,463)
                                                              --------------    -------------     ------------     ------------
   Net increase (decrease) in net assets from operations ..          (24,195)      (1,369,054)        (206,493)        (479,179)
                                                              --------------    -------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income. ...........               --               --               --               --
      Distributions from net realized gains. ..............               --               (1)              --              (21)
                                                              --------------    -------------     ------------     ------------
   Total Class A distributions . ..........................               --               (1)              --              (21)
                                                              --------------    -------------     ------------     ------------
   Class B:
      Distributions from net investment income. ...........               --               --               --               --
      Distributions from net realized gains. ..............               --               --               --               --
                                                              --------------    -------------     ------------     ------------
   Total Class B distributions . ..........................               --               --               --               --
                                                              --------------    -------------     ------------     ------------
   Class C:
      Distributions from net investment income. ...........               --               --               --               --
      Distributions from net realized gains. ..............               --               --               --               --
                                                              --------------    -------------     ------------     ------------
   Total Class C distributions . ..........................               --               --               --               --
                                                              --------------    -------------     ------------     ------------
   Class Y: (formerly Class I)
      Distributions from net investment income. ...........               --               --               --               --
      Distributions from net realized gains. ..............               --             (785)              --          (22,723)
                                                              --------------    -------------     ------------     ------------
   Total Class Y distributions . ..........................               --             (785)              --          (22,723)
                                                              --------------    -------------     ------------     ------------
   UBS Investment Funds Class
      Distributions from net investment income. ...........               --               --               --               --
      Distributions from net realized gains. ..............               --           (2,011)              --           (6,758)
                                                              --------------    -------------     ------------     ------------
   Total UBS Investment Funds Class distributions .........               --           (2,011)              --           (6,758)
                                                              --------------    -------------     ------------     ------------
   Decrease in net assets from distributions ..............               --           (2,797)              --          (29,502)
                                                              --------------    -------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Class A: (formerly Class N)
      Shares sold .........................................          790,454               --          767,774               --
      Shares issued on reinvestment of distributions. .....               --                1               --               21
      Shares redeemed .....................................               --               --          (19,881)              --
                                                              --------------    -------------     ------------     ------------
   Total Class A transactions .............................          790,454                1          747,893               21
                                                              --------------    -------------     ------------     ------------
   Class B:
      Shares sold .........................................               --               --           21,000               --
      Shares issued on reinvestment of distributions. .....               --               --               --               --
      Shares redeemed .....................................               --               --               --               --
                                                              --------------    -------------     ------------     ------------
   Total Class B transactions .............................               --               --           21,000               --
                                                              --------------    -------------     ------------     ------------
   Class C:
      Shares sold .........................................               --               --              990               --
      Shares issued on reinvestment of distributions. .....               --               --               --               --
      Shares redeemed .....................................               --               --               --               --
                                                              --------------    -------------     ------------     ------------
   Total Class C transactions .............................               --               --              990               --
                                                              --------------    -------------     ------------     ------------
   Class Y: (formerly Class I)
      Shares sold .........................................        5,687,619        2,477,857          384,360        2,694,167
      Shares issued on reinvestment of distributions. .....               --              785               --           22,723
      Shares redeemed .....................................       (5,813,820)      (1,252,617)        (346,855)        (708,088)
                                                              --------------    -------------     ------------     ------------
   Total Class Y transactions .............................         (126,201)       1,226,025           37,505        2,008,802
                                                              --------------    -------------     ------------     ------------
   UBS Investment Funds Class
      Shares sold .........................................              297        1,557,760          176,391          625,322
      Shares issued on reinvestment of distributions. .....               --            1,400               --            6,744
      Shares redeemed .....................................         (551,588)        (403,474)        (695,923)         (64,650)
                                                              --------------    -------------     ------------     ------------
   Total UBS Investment Funds Class transactions ..........         (551,291)       1,155,686         (519,532)         567,416
                                                              --------------    -------------     ------------     ------------
   Net increase (decrease) in net assets resulting from
      capital share transactions. . .......................          112,962        2,381,712          287,856        2,576,239
                                                              --------------    -------------     ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS ......................           88,767        1,009,861           81,363        2,067,558
   NET ASSETS, BEGINNING OF PERIOD ........................        1,588,521          578,660        2,907,996          840,438
                                                              --------------    -------------     ------------     ------------
   NET ASSETS, END OF PERIOD ..............................   $    1,677,288    $   1,588,521     $  2,989,359     $  2,907,996
                                                              ==============    =============     ============     ============
   Net assets include accumulated undistributed
      net investment income (loss) . ......................   $      (11,515)   $       1,885     $    (40,630)    $    (23,194)
                                                              ==============    =============     ============     ============


                                                                         GLOBAL                             U.S.
                                                                        BOND FUND                       BALANCED FUND
                                                            -------------------------------   -----------------------------------
                                                               SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                              DECEMBER 31,       JUNE 30,       DECEMBER 31,       JUNE 30,
                                                            2001 (UNAUDITED)       2001       2001 (UNAUDITED)       2001
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) . . .......................  $    701,890     $   1,564,794    $     341,798   $     553,222
   Net realized gain (loss). ..............................      (448,069)       (2,748,106)        (209,410)        855,561
   Change in net unrealized appreciation (depreciation). ..     1,584,344          (572,549)          88,356         663,395
                                                             ------------     -------------    -------------   -------------
   Net increase (decrease) in net assets from operations ..     1,838,165        (1,755,861)         220,744       2,072,178
                                                             ------------     -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income. ...........        (4,950)              (11)         (35,339)            (47)
      Distributions from net realized gains. ..............            --                --               --              --
                                                             ------------     -------------    -------------   -------------
   Total Class A distributions . ..........................        (4,950)              (11)         (35,339)            (47)
                                                             ------------     -------------    -------------   -------------
   Class B:
      Distributions from net investment income. ...........          (561)               --           (3,889)             --
      Distributions from net realized gains. ..............            --                --               --              --
                                                             ------------     -------------    -------------   -------------
   Total Class B distributions . ..........................          (561)               --           (3,889)             --
                                                             ------------     -------------    -------------   -------------
   Class C:
      Distributions from net investment income. ...........            --                --             (781)             --
      Distributions from net realized gains. ..............            --                --               --              --
                                                             ------------     -------------    -------------   -------------
   Total Class C distributions . ..........................            --                --             (781)             --
                                                             ------------     -------------    -------------   -------------
   Class Y: (formerly Class I)
      Distributions from net investment income. ...........      (204,449)         (331,177)        (520,386)       (476,453)
      Distributions from net realized gains. ..............            --                --               --              --
                                                             ------------     -------------    -------------   -------------
   Total Class Y distributions . ..........................      (204,449)         (331,177)        (520,386)       (476,453)
                                                             ------------     -------------    -------------   -------------
   UBS Investment Funds Class
      Distributions from net investment income. ...........            --            (4,729)              --         (46,051)
      Distributions from net realized gains. ..............            --                --               --              --
                                                             ------------     -------------    -------------   -------------
   Total UBS Investment Funds Class distributions .........            --            (4,729)              --         (46,051)
                                                             ------------     -------------    -------------   -------------
   Decrease in net assets from distributions ..............      (209,960)         (335,917)        (560,395)       (522,551)
                                                             ------------     -------------    -------------   -------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Class A: (formerly Class N)
      Shares sold .........................................       941,684             2,672        1,377,891              --
      Shares issued on reinvestment of distributions. .....         4,385                --           34,528              47
      Shares redeemed .....................................       (53,649)             (849)          (2,719)             --
                                                             ------------     -------------    -------------   -------------
   Total Class A transactions .............................       892,420             1,823        1,409,700              47
                                                             ------------     -------------    -------------   -------------
   Class B:
      Shares sold .........................................       124,495                --          204,624              --
      Shares issued on reinvestment of distributions. .....           531                --            3,643              --
      Shares redeemed .....................................            --                --           (7,841)             --
                                                             ------------     -------------    -------------   -------------
   Total Class B transactions .............................       125,026                --          200,426              --
                                                             ------------     -------------    -------------   -------------
   Class C:
      Shares sold .........................................            --                --          258,461              --
      Shares issued on reinvestment of distributions. .....            --                --              781              --
      Shares redeemed .....................................            --                --               --              --
                                                             ------------     -------------    -------------   -------------
   Total Class C transactions .............................            --                --          259,242              --
                                                             ------------     -------------    -------------   -------------
   Class Y: (formerly Class I)
      Shares sold .........................................     6,246,121        14,479,767        6,606,335      19,666,739
      Shares issued on reinvestment of distributions. .....       127,582           242,044          493,900         423,258
      Shares redeemed .....................................    (8,195,809)      (18,340,807)     (12,536,171)     (6,941,267)
                                                             ------------     -------------    -------------   -------------
   Total Class Y transactions .............................    (1,822,106)       (3,618,996)      (5,435,936)     13,148,730
                                                             ------------     -------------    -------------   -------------
   UBS Investment Funds Class
      Shares sold .........................................         2,139           156,620            5,273         200,000
      Shares issued on reinvestment of distributions. .....            --             3,519               --          45,287
      Shares redeemed .....................................    (1,125,010)       (1,163,438)      (1,291,178)       (293,128)
                                                             ------------     -------------    -------------   -------------
   Total UBS Investment Funds Class transactions ..........    (1,122,871)       (1,003,299)      (1,285,905)        (47,841)
                                                             ------------     -------------    -------------   -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions. . .......................    (1,927,531)       (4,620,472)      (4,852,473)     13,100,936
                                                             ------------     -------------    -------------   -------------
   INCREASE (DECREASE) IN NET ASSETS ......................      (299,326)       (6,712,250)      (5,192,124)     14,650,563
   NET ASSETS, BEGINNING OF PERIOD ........................    38,868,974        45,581,224       27,024,944      12,374,381
                                                             ------------     -------------    -------------   -------------
   NET ASSETS, END OF PERIOD ..............................  $ 38,569,648     $  38,868,974    $  21,832,820   $  27,024,944
                                                             ============     =============    =============   =============
   Net assets include accumulated undistributed
      net investment income (loss) . ......................  $ (1,092,581)    $  (1,584,511)   $      (9,429)  $     209,168
                                                             ============     =============    =============   =============

--------------------------------------------------------------------------------

THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       U.S. EQUITY FUND            U.S. LARGE CAP EQUITY FUND
                                                            --------------------------------------------------------------------
                                                                SIX MONTHS            YEAR          SIX MONTHS           YEAR
                                                                   ENDED              ENDED            ENDED             ENDED
                                                               DECEMBER 31,         JUNE 30,       DECEMBER 31,        JUNE 30,
                                                             2001 (UNAUDITED)         2001       2001 (UNAUDITED)        2001
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ...........................   $     563,566     $   1,042,201    $      28,839     $      67,597
   Net realized gain (loss) ...............................       1,339,734        11,935,456         (179,982)            6,876
   Change in net unrealized appreciation (depreciation) ...      (2,455,527)        3,172,706          (87,515)        1,161,741
                                                              -------------     -------------    -------------     -------------
   Net increase (decrease) in net assets from operations ..        (552,227)       16,150,363         (238,658)        1,236,214
                                                              -------------     -------------    -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income ............         (33,362)         (136,402)          (1,213)             (360)
      Distributions from net realized gains ...............        (531,722)         (626,092)              --                --
                                                              -------------     -------------    -------------     -------------
   Total Class A distributions ............................        (565,084)         (762,494)          (1,213)             (360)
                                                              -------------     -------------    -------------     -------------
   Class B:
      Distributions from net investment income ............            (206)               --             (418)               --
      Distributions from net realized gains ...............          (3,285)               --               --                --
                                                              -------------     -------------    -------------     -------------
   Total Class B distributions ............................          (3,491)               --             (418)               --
                                                              -------------     -------------    -------------     -------------
   Class C:
      Distributions from net investment income ............             (60)               --               --                --
      Distributions from net realized gains ...............            (955)               --               --                --
                                                              -------------     -------------    -------------     -------------
   Total Class C distributions ............................          (1,015)               --               --                --
                                                              -------------     -------------    -------------     -------------
   Class Y: (formerly Class I)
      Distributions from net investment income ............        (314,778)       (2,310,563)         (11,570)         (134,581)
      Distributions from net realized gains ...............      (5,018,843)       (9,027,121)              --                --
                                                              -------------     -------------    -------------     -------------
   Total Class Y distributions ............................      (5,333,621)      (11,337,684)         (11,570)         (134,581)
                                                              -------------     -------------    -------------     -------------
   UBS Investment Funds Class
      Distributions from net investment income ............              --           (43,540)              --            (5,236)
      Distributions from net realized gains ...............              --          (471,358)              --                --
                                                              -------------     -------------    -------------     -------------
   Total UBS Investment Funds Class distributions .........              --          (514,898)              --            (5,236)
                                                              -------------     -------------    -------------     -------------
   Decrease in net assets from distributions ..............      (5,903,211)      (12,615,076)         (13,201)         (140,177)
                                                              -------------     -------------    -------------     -------------
CAPITAL SHARE TRANSACTIONS BY CLASS (SEE NOTE 9 & 10):
   Class A: (formerly Class N)
      Shares sold .........................................       6,518,664         4,531,959           56,404                --
      Shares issued on reinvestment of distributions ......         163,489            11,498          192,713               360
      Shares redeemed .....................................        (819,941)       (4,650,226)              --           (17,725)
                                                              -------------     -------------    -------------     -------------
   Total Class A transactions .............................       5,862,212          (106,769)         249,117           (17,365)
                                                              -------------     -------------    -------------     -------------
   Class B:
      Shares sold .........................................         123,388                --          141,375                --
      Shares issued on reinvestment of distributions ......           3,491                --               --                --
      Shares redeemed .....................................         (17,619)               --               --                --
                                                              -------------     -------------    -------------     -------------
   Total Class B transactions .............................         109,260                --          141,375                --
                                                              -------------     -------------    -------------     -------------
   Class C:
      Shares sold .........................................          40,032                --               --                --
      Shares issued on reinvestment of distributions ......           1,015                --               --                --
      Shares redeemed .....................................              --                --               --                --
                                                              -------------     -------------    -------------     -------------
   Total Class C transactions .............................          41,047                --               --                --
                                                              -------------     -------------    -------------     -------------
   Class Y: (formerly Class I)
      Shares sold .........................................      21,474,921        59,473,592       10,174,085         3,121,581
      Shares issued on reinvestment of distributions ......       4,877,724        10,320,990            5,418           109,658
      Shares redeemed .....................................     (38,754,979)     (114,970,733)     (10,962,914)      (17,203,370)
                                                              -------------     -------------    -------------     -------------
   Total Class Y transactions .............................     (12,402,334)      (45,176,151)        (783,411)      (13,972,131)
                                                              -------------     -------------    -------------     -------------
   UBS Investment Funds Class
      Shares sold .........................................         235,795           708,297          906,536            77,826
      Shares issued on reinvestment of distributions ......              --           400,452               --             5,215
      Shares redeemed .....................................      (5,719,369)       (7,995,833)        (238,252)          (10,746)
                                                              -------------     -------------    -------------     -------------
   Total UBS Investment Funds Class transactions ..........      (5,483,574)       (6,887,084)         668,284            72,295
                                                              -------------     -------------    -------------     -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions ..........................     (11,873,389)      (52,170,004)         275,365       (13,917,201)
                                                              -------------     -------------    -------------     -------------
   INCREASE (DECREASE) IN NET ASSETS ......................     (18,328,827)      (48,634,717)          23,506       (12,821,164)
   NET ASSETS, BEGINNING OF PERIOD ........................     138,929,380       187,564,097        3,129,671        15,950,835
                                                              -------------     -------------    -------------     -------------
   NET ASSETS, END OF PERIOD ..............................   $ 120,600,553     $ 138,929,380    $   3,153,177     $   3,129,671
                                                              =============     =============    =============     =============
   Net assets include accumulated undistributed
      net investment income (loss). .......................   $     563,685     $     348,525    $      29,173     $      13,535
                                                              =============     =============    =============     =============

--------------------------------------------------------------------------------
90                   See accompanying notes to financial statements.

THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


                                                                   U.S. LARGE CAP GROWTH FUND        U.S. SMALL CAP GROWTH FUND
                                                             -------------------------------------------------------------------
                                                                   SIX MONTHS         YEAR           SIX MONTHS          YEAR
                                                                      ENDED           ENDED             ENDED            ENDED
                                                                  DECEMBER 31,      JUNE 30,        DECEMBER 31,       JUNE 30,
                                                                2001 (UNAUDITED)      2001        2001 (UNAUDITED)       2001
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ...........................       $   (10,263)     $   (50,594)     $   (152,902)   $   (299,723)
   Net realized gain (loss) ...............................        (1,201,088)        (232,759)        1,567,602       3,225,926
   Change in net unrealized appreciation (depreciation) ...           569,959       (3,253,566)       (3,758,439)     (9,250,074)
                                                                  -----------      -----------      ------------    ------------
   Net increase (decrease) in net assets from operations ..          (641,392)      (3,536,919)       (2,343,739)     (6,323,871)
                                                                  -----------      -----------      ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income ............                --               --                --              --
      Distributions from net realized gains ...............           (13,807)            (173)          (61,112)           (322)
                                                                  -----------      -----------      ------------    ------------
   Total Class A distributions ............................           (13,807)            (173)          (61,112)           (322)
                                                                  -----------      -----------      ------------    ------------
   Class B:
      Distributions from net investment income ............                --               --                --              --
      Distributions from net realized gains ...............              (244)              --            (3,713)             --
                                                                  -----------      -----------      ------------    ------------
   Total Class B distributions ............................              (244)              --            (3,713)             --
                                                                  -----------      -----------      ------------    ------------
   Class C:
      Distributions from net investment income ............                --               --                --              --
      Distributions from net realized gains ...............            (3,707)              --              (768)             --
                                                                  -----------      -----------      ------------    ------------
   Total Class C distributions ............................            (3,707)              --              (768)             --
                                                                  -----------      -----------      ------------    ------------
   Class Y: (formerly Class I)
      Distributions from net investment income ............                --               --                --              --
      Distributions from net realized gains ...............           (15,304)        (582,801)       (1,477,410)     (8,814,507)
                                                                  -----------      -----------      ------------    ------------
   Total Class Y distributions ............................           (15,304)        (582,801)       (1,477,410)     (8,814,507)
                                                                  -----------      -----------      ------------    ------------
   UBS Investment Funds Class
      Distributions from net investment income ............                --               --                --              --
      Distributions from net realized gains ...............                --         (798,399)               --        (707,080)
                                                                  -----------      -----------      ------------    ------------
   Total UBS Investment Funds Class distributions .........                --         (798,399)               --        (707,080)
                                                                  -----------      -----------      ------------    ------------
   Decrease in net assets from distributions ..............           (33,062)      (1,381,373)       (1,543,003)     (9,521,909)
                                                                  -----------      -----------      ------------    ------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Class A: (formerly Class N)
      Shares sold .........................................         2,397,959               --         1,490,583              --
      Shares issued on reinvestment of distributions ......            13,610              173            60,938             322
      Shares redeemed .....................................          (194,950)              --            (3,002)             --
                                                                  -----------      -----------      ------------    ------------
   Total Class A transactions .............................         2,216,619              173         1,548,519             322
                                                                  -----------      -----------      ------------    ------------
   Class B:
      Shares sold .........................................            94,714               --           193,245              --
      Shares issued on reinvestment of distributions ......               244               --             3,712              --
      Shares redeemed .....................................                --               --           (50,000)             --
                                                                  -----------      -----------      ------------    ------------
   Total Class B transactions .............................            94,958               --           146,957              --
                                                                  -----------      -----------      ------------    ------------
   Class C:
      Shares sold .........................................           661,107               --            61,653              --
      Shares issued on reinvestment of distributions ......             3,707               --               768              --
      Shares redeemed .....................................               (98)              --                --              --
                                                                  -----------      -----------      ------------    ------------
   Total Class C transactions .............................           664,716               --            62,421              --
                                                                  -----------      -----------      ------------    ------------
   Class Y: (formerly Class I)
      Shares sold .........................................             8,067          890,634        17,311,274      26,763,500
      Shares issued on reinvestment of distributions ......            13,460          557,236         1,389,547       7,277,911
      Shares redeemed .....................................          (368,133)      (1,863,805)      (21,513,154)    (26,330,137)
                                                                  -----------      -----------      ------------    ------------
   Total Class Y transactions .............................          (346,606)        (415,935)       (2,812,333)      7,711,274
                                                                  -----------      -----------      ------------    ------------
   UBS Investment Funds Class
      Shares sold .........................................           203,529          528,204           268,873       1,781,567
      Shares issued on reinvestment of distributions ......                --          751,964                --         676,885
      Shares redeemed .....................................        (3,266,791)      (2,261,874)       (2,293,974)     (2,577,682)
                                                                  -----------      -----------      ------------    ------------
   Total UBS Investment Funds Class transactions ..........        (3,063,262)        (981,706)       (2,025,101)       (119,230)
                                                                  -----------      -----------      ------------    ------------
   Net increase (decrease) in net assets resulting from
      capital share transactions ..........................          (433,575)      (1,397,468)       (3,079,537)      7,592,366
                                                                  -----------      -----------      ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS ......................        (1,108,029)      (6,315,760)       (6,966,279)     (8,253,414)
   NET ASSETS, BEGINNING OF PERIOD ........................         6,753,507       13,069,267        46,394,760      54,648,174
                                                                  -----------      -----------      ------------    ------------
   NET ASSETS, END OF PERIOD ..............................       $ 5,645,478      $ 6,753,507      $ 39,428,481    $ 46,394,760
                                                                  ===========      ===========      ============    ============
   Net assets include accumulated undistributed
      net investment income (loss). .......................       $   (10,263)     $        --      $   (152,902)   $         --
                                                                  ===========      ===========      ============    ============


                                                                       U.S. BOND FUND                    HIGH YIELD FUND
                                                              ------------------------------   ---------------------------------
                                                                 SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                                    ENDED            ENDED            ENDED            ENDED
                                                                DECEMBER 31,       JUNE 30,       DECEMBER 31,       JUNE 30,
                                                              2001 (UNAUDITED)       2001       2001 (UNAUDITED)       2001
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ...........................    $   2,268,784    $   4,008,666     $  3,450,861     $   5,305,020
   Net realized gain (loss) ...............................        1,536,169          119,289      (13,257,208)       (5,794,063)
   Change in net unrealized appreciation (depreciation) ...          488,986        2,228,358        8,914,052          (487,323)
                                                               -------------    -------------     ------------     -------------
   Net increase (decrease) in net assets from operations ..        4,293,939        6,356,313         (892,295)         (976,366)
                                                               -------------    -------------     ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income ............          (40,747)            (992)      (1,014,450)             (124)
      Distributions from net realized gains ...............               --               --               --                --
                                                               -------------    -------------     ------------     -------------
   Total Class A distributions ............................          (40,747)            (992)      (1,014,450)             (124)
                                                               -------------    -------------     ------------     -------------
   Class B:
      Distributions from net investment income ............             (870)              --         (215,518)               --
      Distributions from net realized gains ...............               --               --               --                --
                                                               -------------    -------------     ------------     -------------
   Total Class B distributions ............................             (870)              --         (215,518)               --
                                                               -------------    -------------     ------------     -------------
   Class C:
      Distributions from net investment income ............           (4,575)              --         (246,288)               --
      Distributions from net realized gains ...............               --               --               --                --
                                                               -------------    -------------     ------------     -------------
   Total Class C distributions ............................           (4,575)              --         (246,288)               --
                                                               -------------    -------------     ------------     -------------
   Class Y: (formerly Class I)
      Distributions from net investment income ............       (3,366,892)      (3,998,606)      (3,590,045)       (4,665,809)
      Distributions from net realized gains ...............               --               --               --                --
                                                               -------------    -------------     ------------     -------------
   Total Class Y distributions ............................       (3,366,892)      (3,998,606)      (3,590,045)       (4,665,809)
                                                               -------------    -------------     ------------     -------------
   UBS Investment Funds Class
      Distributions from net investment income ............          (38,696)        (195,266)        (153,732)         (242,944)
      Distributions from net realized gains ...............               --               --               --                --
                                                               -------------    -------------     ------------     -------------
   Total UBS Investment Funds Class distributions .........          (38,696)        (195,266)        (153,732)         (242,944)
                                                               -------------    -------------     ------------     -------------
   Decrease in net assets from distributions ..............       (3,451,780)      (4,194,864)      (5,220,033)       (4,908,877)
                                                               -------------    -------------     ------------     -------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Class A: (formerly Class N)
      Shares sold .........................................        5,972,227          123,495       83,860,513                --
      Shares issued on reinvestment of distributions ......           37,196              812          433,550               123
      Shares redeemed .....................................       (1,732,369)          (1,422)      (5,280,101)               --
                                                               -------------    -------------     ------------     -------------
   Total Class A transactions .............................        4,277,054          122,885       79,013,962               123
                                                               -------------    -------------     ------------     -------------
   Class B:
      Shares sold .........................................          212,724               --       21,815,962                --
      Shares issued on reinvestment of distributions ......              785               --           84,412                --
      Shares redeemed .....................................         (123,149)              --       (3,375,025)               --
                                                               -------------    -------------     ------------     -------------
   Total Class B transactions .............................           90,360               --       18,525,349                --
                                                               -------------    -------------     ------------     -------------
   Class C:
      Shares sold .........................................          938,219               --       21,676,004                --
      Shares issued on reinvestment of distributions ......            2,265               --          122,897                --
      Shares redeemed .....................................               --               --       (1,209,764)               --
                                                               -------------    -------------     ------------     -------------
   Total Class C transactions .............................          940,484               --       20,589,137                --
                                                               -------------    -------------     ------------     -------------
   Class Y: (formerly Class I)
      Shares sold .........................................      239,862,588      132,318,463       58,525,296       167,750,223
      Shares issued on reinvestment of distributions ......        2,886,056        3,591,657        3,235,179         4,317,900
      Shares redeemed .....................................     (232,949,305)    (133,516,288)     (87,753,440)     (162,774,488)
                                                               -------------    -------------     ------------     -------------
   Total Class Y transactions .............................        9,799,339        2,393,832      (25,992,965)        9,293,635
                                                               -------------    -------------     ------------     -------------
   UBS Investment Funds Class
      Shares sold .........................................          207,611        1,507,160           83,673           259,383
      Shares issued on reinvestment of distributions ......           29,559          170,655          119,090           117,825
      Shares redeemed .....................................       (3,107,604)      (2,609,246)      (1,958,227)         (306,671)
                                                               -------------    -------------     ------------     -------------
   Total UBS Investment Funds Class transactions ..........       (2,870,434)        (931,431)      (1,755,464)           70,537
                                                               -------------    -------------     ------------     -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions ..........................       12,236,803        1,585,286       90,380,019         9,364,295
                                                               -------------    -------------     ------------     -------------
   INCREASE (DECREASE) IN NET ASSETS ......................       13,078,962        3,746,735       84,267,691         3,479,052
   NET ASSETS, BEGINNING OF PERIOD ........................       65,394,574       61,647,839       56,488,566        53,009,514
                                                               -------------    -------------     ------------     -------------
   NET ASSETS, END OF PERIOD ..............................    $  78,473,536    $  65,394,574     $140,756,257     $  56,488,566
                                                               =============    =============     ============     =============
   Net assets include accumulated undistributed
      net investment income (loss). .......................    $      48,055    $   1,231,051     $    122,256     $   1,891,428
                                                               =============    =============     ============     =============

--------------------------------------------------------------------------------
            See accompanying notes to financial statements.                   91

THE BRINSON FUNDS -- FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      INTERNATIONAL EQUITY FUND              U.S. VALUE EQUITY
                                                                ---------------------------------------------------------------
                                                                     SIX MONTHS           YEAR                   SIX MONTHS
                                                                        ENDED             ENDED                     ENDED
                                                                    DECEMBER 31,        JUNE 30,                DECEMBER 31,
                                                                  2001 (UNAUDITED)        2001                2001 (UNAUDITED)+
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income . ...................................     $     358,192     $     3,135,238            $    17,421
   Net realized gain (loss) ..................................        (3,727,594)         24,276,913                 (9,774)
   Change in net unrealized appreciation (depreciation) . ....        (4,380,555)        (76,476,247)                (9,864)
                                                                   -------------     ---------------            -----------
   Net decrease in net assets from operations ................        (7,749,957)        (49,064,096)                (2,217)
                                                                   -------------     ---------------            -----------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income ...............           (36,545)                 (4)                    --
      Distributions from net realized gains. .................          (218,140)                (68)                    --
                                                                   -------------     ---------------            -----------
   Total Class A distributions ...............................          (254,685)                (72)                    --
                                                                   -------------     ---------------            -----------
   Class B:
      Distributions from net investment income ...............                --                  --                     --
      Distributions from net realized gains. .................                --                  --                     --
                                                                   -------------     ---------------            -----------
   Total Class B distributions ...............................                --                  --                     --
                                                                   -------------     ---------------            -----------
   Class C:
      Distributions from net investment income ...............               (28)                 --                     --
      Distributions from net realized gains. .................              (166)                 --                     --
                                                                   -------------     ---------------            -----------
   Total Class C distributions ...............................              (194)                 --                     --
                                                                   -------------     ---------------            -----------
   Class Y: (formerly Class I)
      Distributions from net investment income ...............        (2,958,666)           (663,935)                    --
      Distributions from net realized gains. .................       (17,649,541)        (19,686,583)                    --
                                                                   -------------     ---------------            -----------
   Total Class Y distributions ...............................       (20,608,207)        (20,350,518)                    --
                                                                   -------------     ---------------            -----------
   UBS Investment Funds Class
      Distributions from net investment income ...............                --             (10,203)                    --
      Distributions from net realized gains. .................                --            (307,666)                    --
                                                                   -------------     ---------------            -----------
   Total UBS Investment Funds Class distributions. ...........                --            (317,869)                    --
                                                                   -------------     ---------------            -----------
   Decrease in net assets from distributions .................       (20,863,086)        (20,668,459)                    --
                                                                   -------------     ---------------            -----------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Class A: (formerly Class N)
      Shares sold. ...........................................         4,610,902             310,000                558,168
      Shares issued on reinvestment of distributions. ........           241,742                  72                     --
      Shares redeemed. .......................................        (2,716,611)             (9,495)                    --
                                                                   -------------     ---------------            -----------
   Total Class A transactions. ...............................         2,136,033             300,577                558,168
                                                                   -------------     ---------------            -----------
   Class B:
      Shares sold. ...........................................                --                  --                175,446
      Shares issued on reinvestment of distributions. ........                --                  --                     --
      Shares redeemed. .......................................                --                  --                     --
                                                                   -------------     ---------------            -----------
   Total Class B transactions. ...............................                --                  --                175,446
                                                                   -------------     ---------------            -----------
   Class C:
      Shares sold. ...........................................           285,019                  --                 25,745
      Shares issued on reinvestment of distributions. ........                 1                  --                     --
      Shares redeemed. .......................................          (190,528)                 --                     --
                                                                   -------------     ---------------            -----------
   Total Class C transactions. ...............................            94,492                  --                 25,745
                                                                   -------------     ---------------            -----------
   Class Y: (formerly Class I)
      Shares sold. ...........................................       572,385,697       1,068,404,548                     --
      Shares issued on reinvestment of distributions. ........        18,535,363          18,935,302                     --
      Shares redeemed. .......................................      (627,708,272)     (1,238,414,502)                   (49)
                                                                   -------------     ---------------            -----------
   Total Class Y transactions. ...............................       (36,787,212)       (151,074,652)                   (49)
                                                                   -------------     ---------------            -----------
   UBS Investment Funds Class
      Shares sold. ...........................................           231,700           1,238,857                     --
      Shares issued on reinvestment of distributions. ........                --             316,754                     --
      Shares redeemed. .......................................        (4,025,287)         (2,014,627)                    --
                                                                   -------------     ---------------            -----------
   Total UBS Investment Funds Class transactions. ............        (3,793,587)           (459,016)                    --
                                                                   -------------     ---------------            -----------
   Net increase (decrease) in net assets resulting from
      capital share transactions .............................       (38,350,274)       (151,233,091)               759,310
                                                                   -------------     ---------------            -----------
   INCREASE (DECREASE) IN NET ASSETS .........................       (66,963,317)       (220,965,646)               757,093
   NET ASSETS, BEGINNING OF PERIOD ...........................       196,838,899         417,804,545              3,000,010
                                                                   -------------     ---------------            -----------
   NET ASSETS, END OF PERIOD .................................     $ 129,875,582     $   196,838,899            $ 3,757,103
                                                                   =============     ===============            ===========
   Net assets include accumulated undistributed
      net investment income (loss). ..........................     $    (802,167)    $     3,594,471            $    17,421
                                                                   =============     ===============            ===========

+ For the period June 29, 2001, commencement of investment operations, to December 31, 2001. See accompanying notes to financial statements

--------------------------------------------------------------------------------
92                 See accompanying notes to financial statements.

GLOBAL BALANCED FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                          SIX MONTHS
                                                            ENDED                   YEAR ENDED JUNE 30,
                                                          DECEMBER 31,     ----------------------------------------------
CLASS A (FORMERLY CLASS N)                             2001 (UNAUDITED)       2001        2000        1999          1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................ $      11.10         $  11.20    $  11.99   $  12.75   $     13.13
                                                      ------------         --------    --------   --------   -----------
Income (loss) from investment operations:
   Net investment income ............................         0.05**          0.22        0.19**      0.27          0.63
   Net realized and unrealized gain (loss) ..........         0.22            0.31        (0.30)      0.25          0.32
                                                      ------------         --------    --------   --------   -----------
        Total income (loss) from investment
          operations ................................         0.27            0.53        (0.11)      0.52          0.95
                                                      ------------         --------    --------   --------   -----------
Less distributions:
   Distributions from net investment income .........        (0.19)              --       (0.16)      (0.44)        (0.63)
   Distributions from net realized gains ............        (0.81)           (0.63)      (0.52)      (0.84)        (0.70)
                                                      ------------         --------    --------   --------   -----------
        Total distributions .........................        (1.00)           (0.63)      (0.68)      (1.28)        (1.33)
                                                      ------------         --------    --------   --------   -----------
Net asset value, end of period ...................... $      10.37         $  11.10    $  11.20   $   11.99  $      12.75
                                                      ============         ========    ========   =========  ============
Total return ........................................         2.57%++          4.95%      (0.80)%      4.47%         7.90%
Ratios/Supplemental data:
   Net assets, end of period (in 000s) .............. $      5,457         $    237    $    202   $   1,576  $      1,163
   Ratio of gross expenses to average net assets ....         1.35%***         1.30%       1.24%       1.21%         1.19%
   Ratio of net investment income to average
         net assets .................................         0.84%***         1.52%       1.74%       1.98%         2.45%
   Portfolio turnover rate ..........................           66%             115%         98%        105%           88%
--------------------------------------------------------------------------------------------------------------------------


                                                                                                        FOR THE
                                                                                                      PERIOD ENDED
                                                                                                   DECEMBER 31, 2001*
CLASS B                                                                                                (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................      $     11.21
                                                                                                   -----------
Income from investment operations:
   Net investment income ....................................................................             0.00**
   Net realized and unrealized loss .........................................................             0.15
                                                                                                   -----------
        Total income from investment operations .............................................             0.15
                                                                                                   -----------
Less distributions:
   Distributions from net investment income .................................................            (0.19)
   Distributions from net realized gains ....................................................            (0.81)
                                                                                                   -----------
        Total distributions .................................................................            (1.00)
                                                                                                   -----------
Net asset value, end of period ..............................................................      $     10.36
                                                                                                   ===========
Total return ................................................................................             1.44%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s) ......................................................      $       103
   Ratio of gross expenses to average net assets ............................................             2.10%***
   Ratio of net investment income to average net assets .....................................             0.06%***
   Portfolio turnover rate ..................................................................               66%
--------------------------------------------------------------------------------------------------------------------------

* For the period December 13, 2001 (commencement of issuance) through December 31, 2001.
** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
++   The returns do not include sales charges and are non-annualized.

--------------------------------------------------------------------------------
                 See accompanying notes to financial statements.              93

GLOBAL BALANCED FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                      FOR THE
                                                                                                    PERIOD ENDED
                                                                                                 DECEMBER 31, 2001*
CLASS C                                                                                              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................      $     11.10
                                                                                                   -----------
Income from investment operations:
   Net investment income ....................................................................             0.01**
   Net realized and unrealized gain .........................................................             0.26
                                                                                                   -----------
        Total income from investment operations .............................................             0.27
                                                                                                   -----------
Less distributions:
   Distributions from net investment income .................................................            (0.19)
   Distributions from net realized gains ....................................................            (0.81)
                                                                                                   -----------
        Total distributions .................................................................            (1.00)
                                                                                                   -----------
Net asset value, end of period ..............................................................      $     10.37
                                                                                                   ===========
Total return ................................................................................             2.55%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s) ......................................................      $        66
   Ratio of gross expenses to average net assets ............................................             2.10%***
   Ratio of net investment income to average net assets .....................................             0.65%***
   Portfolio turnover rate ..................................................................               66%
-------------------------------------------------------------------------------------------------------------------


                                               SIX MONTHS
                                                ENDED                          YEAR ENDED JUNE 30,
                                              DECEMBER 31,     ----------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                 2001 (UNAUDITED)        2001       2000        1999        1998       1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......  $   11.18         $  11.25   $  12.02    $  12.77   $   13.13     $   12.22
                                             ---------         --------   --------    --------   ---------     ---------
Income (loss) from investment operations:
   Net investment income ..................       0.07**           0.25       0.23**      0.30        0.37          0.38
   Net realized and unrealized gain (loss)        0.22             0.31      (0.30)       0.25        0.62          1.79
                                             ---------         --------   --------    --------   ---------     ---------
        Total income (loss) from
         investment operations ............       0.29             0.56      (0.07)       0.55        0.99          2.17
                                             ---------         --------   --------    --------   ---------     ---------
Less distributions:
   Distributions from net investment income      (0.19)              --      (0.18)      (0.46)      (0.65)        (0.61)
   Distributions from net realized gains ..      (0.81)           (0.63)     (0.52)      (0.84)      (0.70)        (0.65)
                                             ---------         --------   --------    --------   ---------     ---------
        Total distributions ...............      (1.00)           (0.63)     (0.70)      (1.30)      (1.35)        (1.26)
                                             ---------         --------   --------    --------   ---------     ---------
Net asset value, end of period ............  $   10.47         $   11.18  $  11.25    $  12.02   $   12.77     $   13.13
                                             =========         =========  ========    ========   =========     =========
Total return ..............................       2.75%+            5.20%    (0.48)%      4.76%       8.28%        18.79%
Ratios/Supplemental data:
   Net assets, end of period (in 000s) ....  $ 156,636         $ 156,130  $284,229    $469,080   $ 667,745     $ 586,667
   Ratio of gross expenses to
     average net assets ...................       1.10%***         1.05%      0.99%       0.96%       0.94%         0.99%
   Ratio of net investment income to
     average net assets ...................       1.20%***         1.77%      1.99%       2.23%       2.70%         3.03%
   Portfolio turnover rate ................         66%             115%        98%        105%         88%          150%
--------------------------------------------------------------------------------------------------------------------------


* For the period November 22, 2001 (commencement of issuance) through December 31, 2001.
** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
++   The returns do not include sales charges and are non-annualized.
+    The total return calculation is non-annualized.

--------------------------------------------------------------------------------
94               See accompanying notes to financial statements.

GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                            SIX MONTHS
                                                               ENDED
                                                           DECEMBER 31,               YEAR ENDED JUNE 30,
                                                        -----------------------------------------------------------------
CLASS A (FORMERLY CLASS N)                              2001 (UNAUDITED)      2001        2000        1999          1998
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................... $   10.61         $  12.44    $  13.40   $   12.53   $     12.76
                                                         ---------         --------    --------   ---------   -----------
Income (loss) from investment operations:
   Net investment income ...............................      0.10**           0.07        0.04**      0.10**        0.13
   Net realized and unrealized gain (loss) .............     (0.43)           (0.56)       0.27        1.09          0.82
                                                         ---------         --------    --------   ---------   -----------
        Total income (loss) from investment operations       (0.33)           (0.49)       0.31        1.19          0.95
                                                         ---------         --------    --------   ---------   -----------
Less distributions:
   Distributions from net investment income ............     (0.06)           (0.02)      (0.06)      (0.14)        (0.13)
   Distributions from net realized gains ...............     (0.34)           (1.32)      (1.21)      (0.18)        (1.05)
                                                         ---------         --------    --------   ---------   -----------
        Total distributions ............................     (0.40)           (1.34)      (1.27)      (0.32)        (1.18)
                                                         ---------         --------    --------   ---------   -----------
Net asset value, end of period ......................... $    9.88         $  10.61    $  12.44   $   13.40   $     12.53
                                                         =========         ========    ========   =========   ===========
Total return ...........................................     (3.04)%++        (4.45)%      2.49%       9.80%         8.60%
Ratios/Supplemental data:
   Net assets, end of period (in 000s) ................. $  16,675         $    302    $    224   $     220   $         1
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits .      1.43%***         1.37%       1.33%       1.30%         1.27%
     After expense reimbursement and earnings credits ..      1.25%***         1.25%       1.25%       1.25%         1.25%
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits .      1.86%***         0.65%       0.23%       0.80%         1.04%
     After expense reimbursement and earnings credits ..      2.04%***         0.77%       0.31%       0.85%         1.06%
   Portfolio turnover rate                                      73%              81%        111%         86%           46%
-------------------------------------------------------------------------------------------------------------------------


                                                                                                         FOR THE
                                                                                                       PERIOD ENDED
                                                                                                    DECEMBER 31, 2001*
CLASS B                                                                                                (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................      $     10.17
                                                                                                   -----------
Income from investment operations:
   Net investment loss ......................................................................            (0.01)**
   Net realized and unrealized gain .........................................................             0.13
                                                                                                   -----------
        Total income from investment operations .............................................             0.12
                                                                                                   -----------
Less distributions:
   Distributions from net investment income .................................................            (0.06)
   Distributions from net realized gains ....................................................            (0.34)
                                                                                                   -----------
        Total distributions .................................................................            (0.40)
                                                                                                   -----------
Net asset value, end of period ..............................................................      $      9.89
                                                                                                   ===========
Total return ................................................................................             1.25%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s) ......................................................      $       109
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ......................................             3.96%***
     After expense reimbursement and earnings credits .......................................             2.00%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ......................................            (3.61)%***
     After expense reimbursement and earnings credits .......................................            (1.65)%***
   Portfolio turnover rate ..................................................................               73%
-------------------------------------------------------------------------------------------------------------------------

* For the period December 11, 2001 (commencement of issuance) through December 31, 2001.
** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
++   The returns do not include sales charges and are non-annualized.

--------------------------------------------------------------------------------
            See accompanying notes to financial statements.                  95

GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                    PERIOD ENDED
                                                                                                  DECEMBER 31, 2001*
CLASS C                                                                                               (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................................................     $     10.18
                                                                                                   -----------
Income from investment operations:
   Net investment loss .......................................................................           (0.00)**
   Net realized and unrealized gain ..........................................................            0.10
                                                                                                   -----------
        Total income from investment operations ..............................................            0.10
                                                                                                   -----------
Less distributions:
   Distributions from net investment income ..................................................           (0.06)
   Distributions from net realized gains .....................................................           (0.34)
                                                                                                   -----------
        Total distributions ..................................................................           (0.40)
                                                                                                   -----------
Net asset value, end of period ...............................................................     $      9.88
                                                                                                   ===========
Total return .................................................................................            1.06%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s) .......................................................     $       195
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits .......................................            2.75%***
     After expense reimbursement and earnings credits ........................................            2.00%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits .......................................           (0.79)%***
     After expense reimbursement and earnings credits ........................................           (0.04)%***
   Portfolio turnover rate ...................................................................              73%
--------------------------------------------------------------------------------------------------------------------


                                             SIX MONTHS
                                                ENDED                         YEAR ENDED JUNE 30,
                                             DECEMBER 31,      ----------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                  2001 (UNAUDITED)        2001      2000        1999        1998          1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......  $  10.68         $   12.47   $  13.42    $  12.54   $   12.76     $   11.57
                                              --------         ---------   --------    --------   ---------     ---------
Income (loss) from investment operations:
   Net investment income ...................      0.03**            0.09       0.07**      0.14**      0.22          0.16
   Net realized and unrealized gain (loss) .     (0.33)            (0.54)      0.27        1.09        0.78          2.14
                                              --------         ---------   --------    --------   ---------     ---------
        Total income (loss) from
         investment operations .............     (0.30)            (0.45)      0.34        1.23        1.00          2.30
                                              --------         ---------   --------    --------   ---------     ---------
Less distributions:
   Distributions from net investment income      (0.06)            (0.02)     (0.08)      (0.17)      (0.17)        (0.12)
   Distributions from net realized gains ...     (0.34)            (1.32)     (1.21)      (0.18)      (1.05)        (0.99)
                                              --------         ---------   --------    --------   ---------     ---------
        Total distributions ................     (0.40)            (1.34)     (1.29)      (0.35)      (1.22)        (1.11)
                                              --------         ---------   --------    --------   ---------     ---------
Net asset value, end of period .............  $   9.98         $   10.68   $  12.47    $  13.42   $   12.54     $   12.76
                                              ========         =========   ========    ========   =========     =========
Total return ...............................     (2.74)%+          (4.07)%     2.69%      10.14%       8.99%        21.26%
Ratios/Supplemental data:
   Net assets, end of period (in 000s) .....  $ 39,733         $  49,306   $ 40,538    $ 42,106   $  22,724     $  48,054
   Ratio of expenses to average net assets:
     Before expense reimbursement
        and earnings credits ...............      1.14%***         1.12%      1.08%       1.05%       1.02%         1.25%
     After expense reimbursement
        and earnings credits ...............      1.00%***         1.00%      1.00%       1.00%       1.00%         1.00%
   Ratio of net investment income to
     average net assets:
     Before expense reimbursement
        and earnings credits ...............      0.49%***         0.90%      0.48%       1.05%       1.29%         1.35%
     After expense reimbursement
        and earnings credits ...............      0.63%***         1.02%      0.56%       1.10%       1.31%         1.60%
   Portfolio turnover rate .................        73%              81%       111%         86%         46%           32%
-------------------------------------------------------------------------------------------------------------------------

* For the period November 27, 2001 (commencement of issuance) through December 31, 2001.
** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
++   The returns do not include sales charges and are non-annualized.
+    The total return calculation is non-annualized.

--------------------------------------------------------------------------------
96              See accompanying notes to financial statements.

GLOBAL TECHNOLOGY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                        SIX MONTHS                    PERIOD FROM
                                                                           ENDED      YEAR ENDED     MAY 26, 2000*
                                                                        DECEMBER 31,    JUNE 30,           TO
CLASS A (FORMERLY CLASS N)                                           2001 (UNAUDITED)    2001        JUNE 30, 2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................    $       5.79     $    11.30     $    10.00
                                                                     ------------     ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss) .................................           (0.04)**       (0.12)**          --
   Net realized and unrealized gain (loss) ......................           (0.83)         (5.38)          1.30
                                                                     ------------     ----------     ----------
        Total income (loss) from investment operations ..........           (0.87)         (5.50)          1.30
                                                                     ------------     ----------     ----------
Less distributions:
   Distributions from net realized gains ........................              --          (0.01)            --
                                                                     ------------     ----------     ----------
Net asset value, end of period ..................................    $       4.92     $     5.79     $    11.30
                                                                     ============     ==========     ==========
Total return ....................................................          (15.03)%++     (48.67)%        13.00%+
Ratios/Supplemental data:
   Net assets, end of period (in 000s) ..........................    $        821     $        1     $        1
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ..........            6.42%***       4.85%         13.53%***
     After expense reimbursement and earnings credits ...........            1.80%***       1.80%          1.80%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ..........           (5.96)%***     (4.45)%       (12.51)%***
     After expense reimbursement and earnings credits ...........           (1.34)%***     (1.40)%        (0.78)%***
   Portfolio turnover rate ......................................             462%           221%            14%
--------------------------------------------------------------------------------------------------------------------


                                                                         SIX MONTHS                    PERIOD FROM
                                                                            ENDED       YEAR ENDED     MAY 26, 2000*
                                                                         DECEMBER 31,     JUNE 30,           TO
CLASS Y (FORMERLY CLASS I)                                           2001 (UNAUDITED)      2001        JUNE 30, 2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................      $     5.80     $    11.30      $   10.00
                                                                       ----------     ----------      ---------
Income (loss) from investment operations:
   Net investment income (loss) .................................           (0.03)**       (0.08)**          --
   Net realized and unrealized gain (loss) ......................           (0.89)         (5.41)          1.30
                                                                       ----------     ----------      ---------
        Total income (loss) from investment operations ..........           (0.92)         (5.49)          1.30
                                                                       ----------     ----------      ---------
Less distributions:
   Distributions from net realized gains ........................              --          (0.01)            --
                                                                       ----------     ----------      ---------
Net asset value, end of period ..................................      $     4.88     $     5.80      $   11.30
                                                                       ==========     ==========      =========
Total return ....................................................          (15.86)%+      (48.58)%        13.00%+
Ratios/Supplemental data:
   Net assets, end of period (in 000s) ..........................      $      856     $      895      $     224
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ..........            5.35%***       4.60%         13.28%***
     After expense reimbursement and earnings credits ...........            1.55%***       1.55%          1.55%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ..........           (4.99)%***     (4.20)%       (12.26)%***
     After expense reimbursement and earnings credits ...........           (1.19)%***     (1.15)%        (0.53)%***
   Portfolio turnover rate ......................................             462%           221%            14%
--------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
++   The returns do not include sales charges and are non-annualized.
+    The total return calculation is non-annualized.

--------------------------------------------------------------------------------
            See accompanying notes to financial statements.                   97

GLOBAL BIOTECH FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                        SIX MONTHS                   PERIOD FROM
                                                                           ENDED        YEAR ENDED   JUNE 2, 2000*
                                                                        DECEMBER 31,      JUNE 30,         TO
CLASS A (FORMERLY CLASS N)                                           2001 (UNAUDITED)      2001      JUNE 30, 2000
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................    $       9.08     $    12.07     $   10.00
                                                                     ------------     ----------     ---------
Income (loss) from investment operations:
   Net investment loss ..........................................           (0.06)**       (0.12)**      (0.01)**
   Net realized and unrealized gain (loss) ......................           (0.56)         (2.66)         2.08
                                                                     ------------     ----------     ---------
        Total income (loss) from investment operations ..........           (0.62)         (2.78)         2.07
                                                                     ------------     ----------     ---------
Less distributions:
   Distributions from net realized gains ........................              --          (0.21)           --
                                                                     ------------     ----------     ---------
Net asset value, end of period ..................................    $       8.46     $     9.08     $   12.07
                                                                     ============     ==========     =========
Total return ....................................................           (6.83)%++     (23.44)%       20.70%+
Ratios/Supplemental data:
   Net assets, end of period (in 000s) ..........................    $        783     $        1     $       1
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ..........            3.93%***       4.11%        10.35%***
     After expense reimbursement and earnings credits ...........            1.55%***       1.55%         1.55%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ..........           (3.84)%***     (3.73)%       (9.54)%***
     After expense reimbursement and earnings credits ...........           (1.46)%***     (1.17)%       (0.74)%***
   Portfolio turnover rate ......................................              74%           205%           19%
-------------------------------------------------------------------------------------------------------------------


                                                                                                   PERIOD ENDED
                                                                                              DECEMBER 31, 2001+++
CLASS B                                                                                              (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................................................      $       8.23
                                                                                                  ------------
Income from investment operations:
   Net investment loss .....................................................................             (0.03)**
   Net realized and unrealized gain ........................................................              0.26
                                                                                                  ------------
        Total income from investment operations ............................................              0.23
                                                                                                  ------------
Net asset value, end of period .............................................................      $       8.46
                                                                                                  ============
Total return ...............................................................................              2.79%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s) .....................................................      $         22
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits .....................................              4.99%***
     After expense reimbursement and earnings credits ......................................              2.30%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits .....................................             (4.88)%***
     After expense reimbursement and earnings credits ......................................             (2.19)%***
   Portfolio turnover rate .................................................................                74%
-------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
++   The returns do not include sales charges and are non-annualized.
+    The total return calculation is non-annualized.
+++ For the period November 15, 2001 (commencement of issuance) through December 31, 2001.

--------------------------------------------------------------------------------
98                 See accompanying notes to financial statements.

GLOBAL BIOTECH FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                    PERIOD ENDED
                                                                                                DECEMBER 31, 2001+++
CLASS C                                                                                              (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................................................       $       8.42
                                                                                                  ------------
Income from investment operations:
   Net investment loss ....................................................................              (0.01)**
   Net realized and unrealized gain .......................................................               0.04
                                                                                                  ------------
        Total income from investment operations ...........................................               0.03
                                                                                                  ------------
Net asset value, end of period ............................................................       $       8.45
                                                                                                  ============
Total return ..............................................................................               0.36%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s) ....................................................       $          1
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ....................................               5.20%***
     After expense reimbursement and earnings credits .....................................               2.30%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ....................................              (5.20)%***
     After expense reimbursement and earnings credits .....................................              (2.30)%***
   Portfolio turnover rate ................................................................                 74%
--------------------------------------------------------------------------------------------------------------------


                                                                          SIX MONTHS                  PERIOD FROM
                                                                            ENDED        YEAR ENDED   JUNE 2, 2000*
                                                                         DECEMBER 31,      JUNE 30,         TO
CLASS Y (FORMERLY CLASS I)                                           2001 (UNAUDITED)       2001      JUNE 30, 2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................    $       9.11     $    12.08     $   10.00
                                                                     ------------     ----------     ---------
Income (loss) from investment operations:
   Net investment loss ..........................................           (0.05)**       (0.09)**       0.00**
   Net realized and unrealized gain (loss) ......................           (0.55)         (2.67)         2.08
                                                                     ------------     ----------     ---------
        Total income (loss) from investment operations ..........           (0.60)         (2.76)         2.08
                                                                     ------------     ----------     ---------
Less distributions:
   Distributions from and in excess of net realized gains .......              --          (0.21)           --
                                                                     ------------     ----------     ---------
Net asset value, end of period ..................................    $       8.51     $     9.11     $   12.08
                                                                     ============     ==========     =========
Total return ....................................................           (6.59)%+      (23.25)%       20.80%+
Ratios/Supplemental data:
   Net assets, end of period (in 000s) ..........................    $      2,183     $    2,322     $     691
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits ..........            3.57%***       3.86%        10.10%***
     After expense reimbursement and earnings credits ...........            1.30%***       1.30%         1.30%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits ..........           (3.39)%***     (3.48)%       (9.29)%***
     After expense reimbursement and earnings credits ...........           (1.12)%***     (0.92)%       (0.49)%***
   Portfolio turnover rate ......................................              74%           205%           19%
--------------------------------------------------------------------------------------------------------------------

*    Commencement of investment operations.
** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
++   The returns do not include sales charges and are non-annualized.
+    The total return calculation is non-annualized.
+++ For the period December 10, 2001 (commencement of issuance) through December 31, 2001.


--------------------------------------------------------------------------------
                See accompanying notes to financial statements.               99

                        GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                 FOR THE
                                                               PERIOD ENDED                    YEAR ENDED JUNE 30,
                                                               DECEMBER 31,     ----------------------------------------------------
                                                                  2001*
CLASS A (FORMERLY CLASS N)                                     (UNAUDITED)        2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................   $   8.64       $   9.09      $   9.16      $   9.40      $   9.64
                                                                 --------       --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income ....................................       0.05**         0.33**        0.37**        0.37**        0.42**
    Net realized and unrealized loss .........................      (0.42)         (0.72)        (0.43)        (0.07)        (0.20)
                                                                 --------       --------      --------      --------      --------
            Total income (loss) from investment operations ...      (0.37)         (0.39)        (0.06)         0.30          0.22
                                                                 --------       --------      --------      --------      --------
Less distributions:
    Distributions from net investment income .................      (0.05)         (0.06)           --         (0.46)        (0.29)
    Distributions from net realized gains ....................         --             --         (0.01)        (0.08)        (0.17)
                                                                 --------       --------      --------      --------      --------
            Total distributions ..............................      (0.05)         (0.06)        (0.01)        (0.54)        (0.46)
                                                                 --------       --------      --------      --------      --------
Net asset value, end of period ...............................   $   8.22       $   8.64      $   9.09      $   9.16      $   9.40
                                                                 ========       ========      ========      ========      ========
Total return .................................................      (3.66)%++      (4.27)%       (0.66)%        2.89%         2.37%
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ......................   $    858       $      3      $      1      $  1,085      $      9
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits .....       1.36%***       1.37%         1.30%         1.15%         1.21%
       After expense reimbursement and earnings credits ......       1.15%***       1.15%         1.19%+        1.15%         1.15%
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits .....       3.93%***       3.60%         4.09%         3.80%         4.22%
       After expense reimbursement and earnings credits ......       4.14%***       3.82%         4.20%         3.80%         4.28%
    Portfolio turnover rate ..................................         54%           165%           87%          138%          151%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                 DECEMBER 31, 2001*
CLASS B                                                                                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................................................................      $      8.35
                                                                                                                     -----------
Income (loss) from investment operations:
    Net investment income .....................................................................................             0.03**
    Net realized and unrealized loss ..........................................................................            (0.13)
                                                                                                                     -----------
       Total income (loss) from investment operations .........................................................            (0.10)
                                                                                                                     -----------
Less distributions:
    Distributions from net investment income ..................................................................            (0.04)
                                                                                                                     -----------
Net asset value, end of period ................................................................................      $      8.21
                                                                                                                     ===========
Total return ..................................................................................................            (1.17)%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .......................................................................      $       123
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ......................................................             2.13%***
       After expense reimbursement and earnings credits .......................................................             1.90%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ......................................................             3.54%***
       After expense reimbursement and earnings credits .......................................................             3.77%***
    Portfolio turnover rate ...................................................................................               54%
------------------------------------------------------------------------------------------------------------------------------------

  * On July 2, 2001 Class A (formerly Class N) was fully liquidated. For the period November 5, 2001 and November 26, 2001 (commencement of reissuance) for Class A and Class B, respectively, through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.


-------------------------------------------------------------------------------
100              See accompanying notes to financial statements.

                        GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                     2001          ----------------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                        (UNAUDITED)        2001          2000          1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........    $   8.57       $   9.01      $   9.18      $   9.41     $   9.64     $  10.04
                                                    --------       --------      --------      --------     --------     --------
Income (loss) from investment operations:
    Net investment income ......................        0.16*          0.36*         0.40*         0.39*        0.43*        0.67
    Net realized and unrealized gain (loss) ....        0.24          (0.72)        (0.43)        (0.07)       (0.18)        0.08
                                                    --------       --------      --------      --------     --------     --------
       Total income (loss) from
            investment operations ..............        0.40          (0.36)        (0.03)         0.32         0.25         0.75
                                                    --------       --------      --------      --------     --------     --------
Less distributions:
    Distributions from net investment income ...       (0.05)         (0.08)        (0.13)        (0.47)       (0.31)       (0.96)
    Distributions from net realized gains ......          --             --         (0.01)        (0.08)       (0.17)       (0.19)
                                                    --------       --------      --------      --------     --------     --------
       Total distributions .....................       (0.05)         (0.08)        (0.14)        (0.55)       (0.48)       (1.15)
                                                    --------       --------      --------      --------     --------     --------
Net asset value, end of period .................    $   8.92       $   8.57      $   9.01      $   9.18     $   9.41     $   9.64
                                                    ========       ========      ========      ========     ========     ========
Total return ...................................        4.65%++       (4.02)%       (0.34)%        3.13%        2.69%        7.71%
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ........    $ 37,589       $ 37,822      $ 43,467      $ 92,832     $ 91,274     $ 54,157
    Ratio of expenses to average net assets:
       Before expense reimbursement and
            earnings credits ...................        1.10%**        1.12%         1.05%         0.90%        0.96%        1.32%
       After expense reimbursement and
            earnings credits ...................        0.90%**        0.90%         0.94%+        0.90%        0.90%        0.90%
    Ratio of net investment income to average
       net assets:
       Before expense reimbursement and
            earnings credits ...................        3.28%**        3.85%         4.34%         4.05%        4.47%        4.90%
       After expense reimbursement and
            earnings credits ...................        3.48%**        4.07%         4.45%         4.05%        4.53%        5.32%
    Portfolio turnover rate ....................          54%           165%           87%          138%         151%         235%
-----------------------------------------------------------------------------------------------------------------------------------

 * The net investment income per share data was determined by using average shares outstanding throughout the period.
** Annualized.
 + The ratio of net operating expenses to average net assets for Class Y was
   0.90%.
++ The total return calculation is non-annualized.


--------------------------------------------------------------------------------
                 See accompanying notes to financial statements.             101

                        U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                               SIX MONTHS
                                                                  ENDED                        YEAR ENDED JUNE 30,
                                                               DECEMBER 31,     ----------------------------------------------------
                                                                  2001
CLASS A (FORMERLY CLASS N)                                     (UNAUDITED)        2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................   $   9.38        $   8.57      $   9.38      $  12.27      $  12.53
                                                                --------        --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income ...................................       0.13**          0.28          0.23**        0.29**        0.47**
    Net realized and unrealized gain (loss) .................       0.14(a)         0.89         (0.74)         0.18          0.94
                                                                --------        --------      --------      --------      --------
       Total income (loss) from investment operations .......       0.27            1.17         (0.51)         0.47          1.41
                                                                --------        --------      --------      --------      --------
Less distributions:
    Distributions from net investment income ................      (0.29)          (0.36)        (0.24)        (0.71)        (0.73)
    Distributions from net realized gains ...................         --              --         (0.06)        (2.65)        (0.94)
                                                                --------        --------      --------      --------      --------
       Total distributions ..................................      (0.29)          (0.36)        (0.30)        (3.36)        (1.67)
                                                                --------        --------      --------      --------      --------
Net asset value, end of period ..............................   $   9.36        $   9.38      $   8.57      $   9.38      $  12.27
                                                                ========        ========      ========      ========      ========
Total return ................................................       2.92%++        13.89%        (5.39)%        4.17%        12.15%
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................   $  1,411        $      1      $      1      $      1      $      1
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....       1.47%***        1.39%         1.26%         1.21%         1.06%
       After expense reimbursement and earnings credits .....       1.05%***        1.05%         1.06%+        1.05%         1.05%
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ....       2.26%***        2.81%         2.55%         2.75%         3.63%
       After expense reimbursement and earnings credits .....       2.68%***        3.15%         2.75%         2.91%         3.64%
    Portfolio turnover rate .................................         73%            159%           96%          113%          194%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                 DECEMBER 31, 2001*
CLASS B                                                                                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................................................................      $    9.39
                                                                                                                      ---------
Income from investment operations:
    Net investment income ......................................................................................           0.05**
    Net realized and unrealized gain ...........................................................................           0.20(a)
                                                                                                                      ---------
       Total income from investment operations .................................................................           0.25
                                                                                                                      ---------
Less distributions:
    Distributions from net investment income ...................................................................          (0.29)
                                                                                                                      ---------
Net asset value, end of period .................................................................................      $    9.35
                                                                                                                      =========
Total return ...................................................................................................           2.66%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ........................................................................      $     199
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits .......................................................           2.80%***
       After expense reimbursement and earnings credits ........................................................           1.80%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits .......................................................           2.87%***
       After expense reimbursement and earnings credits ........................................................           3.87%***
    Portfolio turnover rate ....................................................................................             73%
------------------------------------------------------------------------------------------------------------------------------------


  * For the period November 7, 2001 (commencement of issuance) through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
  + The ratio of net operating expenses to average net assets for Class A was
    1.05%.
 ++ The returns do not include sales charges and are non-annualized.
(a) The amount shown for a share outstanding throughout the six month period ended December 31, 2001 does not accord with the aggregate net loss on investments for that period because of the timing of sales and repurchases of the Fund Shares in relation to fluctuating market value of the investments of the Fund.

--------------------------------------------------------------------------------
102              See accompanying notes to financial statements.

                        U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                                      FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                 DECEMBER 31, 2001*
CLASS C                                                                                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................................................................      $    9.39
                                                                                                                      ---------
Income from investment operations:
    Net investment income ......................................................................................           0.07**
    Net realized and unrealized gain ...........................................................................           0.19(a)
                                                                                                                      ---------
       Total income from investment operations .................................................................           0.26
                                                                                                                      ---------
Less distributions:
    Distributions from net investment income ...................................................................          (0.29)
                                                                                                                      ---------
Net asset value, end of period .................................................................................      $    9.36
                                                                                                                      =========
Total return ...................................................................................................           2.77%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ........................................................................      $     259
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits .......................................................           3.07%***
       After expense reimbursement and earnings credits ........................................................           1.80%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits .......................................................           3.50%***
       After expense reimbursement and earnings credits ........................................................           4.77%***
    Portfolio turnover rate ....................................................................................             73%
------------------------------------------------------------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                     ENDED
                                                  DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                     2001          ----------------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                        (UNAUDITED)        2001          2000          1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........   $   9.41        $   8.59      $   9.38      $  12.24     $  12.53     $  11.71
                                                   --------        --------      --------      --------     --------     --------
Income (loss) from investment operations:
    Net investment income ......................       0.14**          0.31          0.26**        0.34**       0.49**       0.47
    Net realized and unrealized gain (loss) ....       0.14(a)         0.89         (0.74)         0.18         0.93         1.29
                                                   --------        --------      --------      --------     --------     --------
       Total income (loss) from investment
         operations ............................       0.28            1.20         (0.48)         0.52         1.42         1.76
                                                   --------        --------      --------      --------     --------     --------
Less distributions:
    Distributions from net investment income ...      (0.29)          (0.38)        (0.25)        (0.73)       (0.77)       (0.40)
    Distributions from net realized gains. .....         --              --         (0.06)        (2.65)       (0.94)       (0.54)
                                                   --------        --------      --------      --------     --------     --------
       Total distributions .....................      (0.29)          (0.38)        (0.31)        (3.38)       (1.71)       (0.94)
                                                   --------        --------      --------      --------     --------     --------
Net asset value, end of period .................   $   9.40        $   9.41      $   8.59      $   9.38     $  12.24     $  12.53
                                                   ========        ========      ========      ========     ========     ========
Total return ...................................       3.03%+++       14.18%        (5.07)%        4.74%       12.19%       15.50%
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ........   $ 19,963        $ 25,719      $ 11,136      $ 37,603     $ 80,556     $282,860
    Ratio of expenses to average net assets:
       Before expense reimbursement and
         earnings credits ......................       1.12%***        1.14%         1.01%         0.96%        0.81%        0.88%
       After expense reimbursement and
       earnings credits ........................       0.80%***        0.80%         0.81%+        0.80%        0.80%        0.80%
    Ratio of net investment income to average
       net assets:
       Before expense reimbursement and
       earnings credits ........................       2.58%***        3.06%         2.80%         3.00%        3.88%        3.78%
       After expense reimbursement and
       earnings credits ........................       2.90%***        3.40%         3.00%         3.16%        3.89%        3.86%
    Portfolio turnover rate ....................         73%            159%           96%          113%         194%         329%
------------------------------------------------------------------------------------------------------------------------------------

  * For the period November 6, 2001 (commencement of issuance) through
    December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
  + The ratio of net operating expenses to average net assets for Class Y was
    0.80%.
 ++ The returns do not include sales charges and are non-annualized.
+++ The total return calculation is non-annualized.
(a) The amount shown for a share outstanding throughout the six month period ended December 31, 2001 does not accord with the aggregate net loss on investments for that period because of the timing of sales and repurchases of the Fund Shares in relation to fluctuating market value of the investments of the Fund.
--------------------------------------------------------------------------------
                 See accompanying notes to financial statements.             103

                        U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                 SIX MONTHS
                                                                   ENDED                        YEAR ENDED JUNE 30,
                                                                DECEMBER 31     ----------------------------------------------------
CLASS A (FORMERLY CLASS N)                                    2001 (UNAUDITED)     2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $  15.97      $  15.97      $  21.39      $  19.88      $  17.64
                                                                  --------      --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income ..................................          0.05**        0.08**        0.13**        0.08**        0.15
    Net realized and unrealized gain (loss) ................         (0.20)         1.56         (3.75)         2.67          3.37
                                                                  --------      --------      --------      --------      --------
            Total income (loss) from investment operations..         (0.15)         1.64         (3.62)         2.75          3.52
                                                                  --------      --------      --------      --------      --------
Less distributions:
    Distributions from net investment income ...............         (0.04)        (0.29)        (0.03)        (0.12)        (0.15)
    Distributions from net realized gains ..................         (0.69)        (1.35)        (1.77)        (1.12)        (1.13)
                                                                  --------      --------      --------      --------      --------
            Total distributions ............................         (0.73)        (1.64)        (1.80)        (1.24)        (1.28)
                                                                  --------      --------      --------      --------      --------
Net asset value, end of period .............................      $  15.09      $  15.97      $  15.97      $  21.39      $  19.88
                                                                  ========      ========      ========      ========      ========
Total return ...............................................         (0.85)%++     10.63%       (17.24)%       14.75%        21.10%
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ....................      $ 12,647      $  7,067      $  7,191      $  7,563      $    268
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ...          1.14%***      1.17%         1.09%         1.05%         1.05%
       After expense reimbursement and earnings credits ....          1.05%***      1.05%         1.05%         1.05%         1.05%
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ...          0.52%***      0.37%         0.64%         0.57%         0.87%
       After expense reimbursement and earnings credits ....          0.61%***      0.49%         0.68%         0.57%         0.87%
    Portfolio turnover rate ................................            33%           54%           55%           48%           42%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                 DECEMBER 31, 2001*
CLASS B                                                                                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................................................................       $   14.76
                                                                                                                      ---------
Income from investment operations:
    Net investment income .....................................................................................            0.00**
    Net realized and unrealized gain ..........................................................................            1.04
                                                                                                                      ---------
            Total income from investment operations ...........................................................            1.04
                                                                                                                      ---------
Less distributions:
    Distributions from net investment income ..................................................................           (0.04)
    Distributions from net realized gains .....................................................................           (0.69)
                                                                                                                      ---------
            Total distributions ...............................................................................           (0.73)
                                                                                                                      ---------
Net asset value, end of period ................................................................................       $   15.07
                                                                                                                      =========
            Total return ......................................................................................            7.14%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .......................................................................       $     111
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ......................................................            2.92%***
       After expense reimbursement and earnings credits .......................................................            1.80%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ......................................................           (1.04)%***
       After expense reimbursement and earnings credits .......................................................            0.08%***
    Portfolio turnover rate ...................................................................................              33%
------------------------------------------------------------------------------------------------------------------------------------

 * For the period November 5, 2001 (commencement of issuance) through December 31, 2001.
** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
++  The returns do not include sales charges and are non-annualized.


--------------------------------------------------------------------------------
104             See accompanying notes to financial statements.

                        U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                                       FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                 DECEMBER 31, 2001*
CLASS C                                                                                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..........................................................................       $   15.20
                                                                                                                      ---------
Income from investment operations:
    Net investment income .....................................................................................            0.00**
    Net realized and unrealized gain ..........................................................................            0.61
                                                                                                                      ---------
            Total income from investment operations ...........................................................            0.61
                                                                                                                      ---------
Less distributions:
    Distributions from net investment income ..................................................................           (0.04)
    Distributions from net realized gains .....................................................................           (0.69)
                                                                                                                      ---------
            Total distributions ...............................................................................           (0.73)
                                                                                                                      ---------
Net asset value, end of period ................................................................................       $   15.08
                                                                                                                      =========
Total return ..................................................................................................            4.10%++

Ratios/Supplemental data:
    Net assets, end of period (in 000s) .......................................................................       $      41
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ......................................................            1.98%***
       After expense reimbursement and earnings credits .......................................................            1.80%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ......................................................           (0.18)%***
       After expense reimbursement and earnings credits .......................................................            0.00%***
    Portfolio turnover rate ...................................................................................              33%
------------------------------------------------------------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                       ENDED                              YEAR ENDED JUNE 30,
                                                    DECEMBER 31,    ----------------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                        2001 (UNAUDITED)    2001          2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........      $  16.07      $  16.07      $  21.48     $  19.91     $  17.64     $  14.59
                                                      --------      --------      --------     --------     --------     --------
Income (loss) from investment operations:
    Net investment income ......................          0.07**        0.12**        0.16**       0.17**       0.19         0.15
    Net realized and unrealized gain (loss) ....         (0.18)         1.57         (3.75)        2.67         3.39         4.27
                                                      --------      --------      --------     --------     --------     --------
            Total income (loss) from investment
              operations .......................         (0.11)         1.69         (3.59)        2.84         3.58         4.42
                                                      --------      --------      --------     --------     --------     --------
Less distributions:
    Distributions from net investment income ...         (0.06)        (0.34)        (0.05)       (0.15)       (0.18)       (0.14)
    Distributions from net realized gains ......         (0.69)        (1.35)        (1.77)       (1.12)       (1.13)       (1.23)
                                                      --------      --------      --------     --------     --------     --------
            Total distributions ................         (0.75)        (1.69)        (1.82)       (1.27)       (1.31)       (1.37)
                                                      --------      --------      --------     --------     --------     --------
Net asset value, end of period .................      $  15.21      $  16.07      $  16.07     $  21.48     $  19.91     $  17.64
                                                      ========      ========      ========     ========     ========     ========
Total return ...................................         (0.72)%+      10.88%       (17.00)%      15.22%       21.48%       31.87%
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ........      $107,802      $125,997      $167,870     $713,321     $605,768     $337,949
    Ratio of expenses to average net assets:
       Before expense reimbursement and
         earnings credits ......................          0.88%***      0.92%         0.84%        0.80%        0.80%        0.89%
       After expense reimbursement and
         earnings credits ......................          0.80%***      0.80%         0.80%        0.80%        0.80%        0.80%
    Ratio of net investment income to average
      net assets:
       Before expense reimbursement and
         earnings credits ......................          0.78%***      0.62%         0.89%        0.82%        1.12%        1.06%
       After expense reimbursement and
         earnings credits ......................          0.86%***      0.74%         0.93%        0.82%        1.12%        1.15%
    Portfolio turnover rate ....................            33%           54%           55%          48%          42%          43%
------------------------------------------------------------------------------------------------------------------------------------


  * For the period November 13, 2001 (commencement of issuance) through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.
  + The total return calculation is non-annualized.


--------------------------------------------------------------------------------
                 See accompanying notes to financial statements.             105

                        U.S. LARGE CAP EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                 SIX MONTHS                                         PERIOD FROM
                                                                   ENDED               YEAR ENDED JUNE 30,         APRIL 6, 1998*
                                                                DECEMBER 31,    --------------------------------         TO
CLASS A (FORMERLY CLASS N)                                    2001 (UNAUDITED)    2001        2000        1999     JUNE 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $   8.24      $   7.51    $  11.13    $   9.78      $  10.00
                                                                  --------      --------    --------    --------      --------
Income (loss) from investment operations:
    Net investment income ..................................          0.05**        0.06**      0.07**      0.09**        0.02
    Net realized and unrealized gain (loss) ................         (0.20)         0.82       (2.68)       1.31         (0.23)
                                                                  --------      --------    --------    --------      --------
            Total income (loss) from investment operations..         (0.15)         0.88       (2.61)       1.40         (0.21)
                                                                  --------      --------    --------    --------      --------
Less distributions:
    Distributions from net investment income ...............         (0.04)        (0.15)      (0.06)      (0.05)        (0.01)
    Distributions from net realized gains ..................            --            --       (0.95)         --            --
                                                                  --------      --------    --------    --------      --------
            Total distributions ............................         (0.04)        (0.15)      (1.01)      (0.05)        (0.01)
                                                                  --------      --------    --------    --------      --------
Net asset value, end of period .............................      $   8.05      $   8.24    $   7.51    $  11.13      $   9.78
                                                                  ========      ========    ========    ========      ========
Total return ...............................................         (1.87)%++     11.74%     (24.12)%     14.40%        (2.02)%+
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ....................      $    280      $     20    $     35    $  3,756      $ 16,033
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ...          2.41%***      2.28%       1.52%       1.54%         1.84%***
       After expense reimbursement and earnings credits ....          1.05%***      1.05%       1.05%       1.05%         1.05%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ...          0.11%***     (0.49)%      0.45%       0.32%         0.27%***
       After expense reimbursement and earnings credits ....          1.47%***      0.74%       0.92%       0.81%         1.06%***
    Portfolio turnover rate ................................           175%           94%        174%         88%           12%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      FOR THE
                                                                                                                   PERIOD ENDED
                                                                                                                DECEMBER 31, 2001+++
CLASS B                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $    7.85
                                                                                                                     ---------
Income from investment operations:
    Net investment income ...................................................................................             0.08**
    Net realized and unrealized gain ........................................................................             0.16
                                                                                                                     ---------
            Total income from investment operations .........................................................             0.24
                                                                                                                     ---------
Less distributions:
    Distributions from net investment income ................................................................            (0.04)
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $    8.05
                                                                                                                     =========
Total return ................................................................................................             3.00%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $     143
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             4.41%***
       After expense reimbursement and earnings credits .....................................................             1.80%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ....................................................             9.66%***
       After expense reimbursement and earnings credits .....................................................            12.27%***
    Portfolio turnover rate .................................................................................              175%
------------------------------------------------------------------------------------------------------------------------------------


  * Commencement of investment operations.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.
  + The total return calculation is non-annualized.
+++ For the period November 28, 2001 (commencement of issuance) through
    December 31, 2001.



--------------------------------------------------------------------------------
106              See accompanying notes to financial statements.

                        U.S. LARGE CAP EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                 SIX MONTHS                                           PERIOD FROM
                                                                   ENDED                YEAR ENDED JUNE 30,          APRIL 6, 1998*
                                                                DECEMBER 31,    ----------------------------------          TO
CLASS Y (FORMERLY CLASS I)                                    2001 (UNAUDITED)    2001         2000         1999      JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $   8.18      $   7.48     $  11.13     $   9.80      $  10.00
                                                                  --------      --------     --------     --------      --------
Income (loss) from investment operations:
    Net investment income ..................................          0.06**        0.08**       0.09**       0.11**        0.02
    Net realized and unrealized gain (loss) ................         (0.20)         0.82        (2.68)        1.31         (0.20)
                                                                  --------      --------     --------     --------      --------
            Total income (loss) from investment operations..         (0.14)         0.90        (2.59)        1.42         (0.18)
                                                                  --------      --------     --------     --------      --------
Less distributions:
    Distributions from net investment income ...............         (0.04)        (0.20)       (0.11)       (0.09)        (0.02)
    Distributions from net realized gains ..................            --            --        (0.95)          --            --
                                                                  --------      --------     --------     --------      --------
            Total distributions ............................         (0.04)        (0.20)       (1.06)       (0.09)        (0.02)
                                                                  --------      --------     --------     --------      --------
Net asset value, end of period .............................      $   8.00      $   8.18     $   7.48     $  11.13      $   9.80
                                                                  ========      ========     ========     ========      ========
Total return ...............................................         (1.76)%+      12.12%      (23.95)%      14.54%        (1.83)%+
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ....................      $  2,730      $  2,859     $ 15,758     $ 22,668      $    154
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ...          1.96%***      2.03%        1.27%        1.29%         1.59%***
       After expense reimbursement and earnings credits ....          0.80%***      0.80%        0.80%        0.80%         0.80%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ...          0.56%***     (0.25)%       0.70%        0.57%         0.52%***
       After expense reimbursement and earnings credits ....          1.72%***      0.98%        1.17%        1.06%         1.31%***
    Portfolio turnover rate ................................           175%           94%         174%          88%           12%
------------------------------------------------------------------------------------------------------------------------------------


  * Commencement of investment operations.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
  + The total return calculation is non-annualized.




--------------------------------------------------------------------------------
                See accompanying notes to financial statements.              107

                        U.S. LARGE CAP GROWTH FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                                      PERIOD FROM
                                                                        SIX MONTHS                                DECEMBER 31, 1998*
                                                                          ENDED           YEAR ENDED JUNE 30,         TO JUNE 30,
                                                                       DECEMBER 31,     --------------------------------------------
CLASS A (FORMERLY CLASS N)                                           2001 (UNAUDITED)     2001           2000            1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................       $   8.90       $  15.20       $  13.88        $  11.84
                                                                         --------       --------       --------        --------
Income (loss) from investment operations:
    Net investment loss ..........................................          (0.00)**       (0.07)         (0.02)**        (0.01)
    Net realized and unrealized gain (loss) ......................          (0.84)         (4.32)          2.29            2.05
                                                                         --------       --------       --------        --------
            Total income (loss) from investment operations .......          (0.84)         (4.39)          2.27            2.04
                                                                         --------       --------       --------        --------
Less distributions:
    Distributions from net realized gains ........................          (0.05)         (1.91)         (0.95)             --
                                                                         --------       --------       --------        --------
Net asset value, end of period ...................................       $   8.01       $   8.90       $  15.20        $  13.88
                                                                         ========       ========       ========        ========
Total return .....................................................          (9.47)%++     (31.59)%        17.18%          17.23%+
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ..........................       $  2,267       $      1       $      1        $      1
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits .........           2.53%***       1.59%          2.11%           2.63%***
       After expense reimbursement and earnings credits ..........           1.05%***       1.05%          1.05%           1.05%***
    Ratio of net investment income (loss) to average net assets:
       Before expense reimbursement and earnings credits .........          (1.52)%***     (0.91)%        (1.22)%         (1.51)%***
       After expense reimbursement and earnings credits ..........          (0.04)%***     (0.37)%        (0.16)%          0.07% ***
    Portfolio turnover rate ......................................             43%            56%            86%             51%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                DECEMBER 31, 2001+++
CLASS B                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $    7.86
                                                                                                                     ---------
Income from investment operations:
    Net investment income ...................................................................................             0.00**
    Net realized and unrealized gain ........................................................................             0.20
                                                                                                                     ---------
            Total income from investment operations .........................................................             0.20
                                                                                                                     ---------
Less distributions:
    Distributions from net realized gains ...................................................................            (0.05)
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $    8.01
                                                                                                                     =========
Total return ................................................................................................             2.51%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $      95
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             3.87%***
       After expense reimbursement and earnings credits .....................................................             1.80%***
    Ratio of net investment income (loss) to average net assets:
       Before expense reimbursement and earnings credits ....................................................            (1.80)%***
       After expense reimbursement and earnings credits .....................................................             0.27%***
    Portfolio turnover rate .................................................................................               43%
------------------------------------------------------------------------------------------------------------------------------------

  * Commencement of investment operations.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.
  + The total return calculation is non-annualized.
+++ For the period November 7, 2001 (commencement of issuance) through
    December 31, 2001.



--------------------------------------------------------------------------------
108             See accompanying notes to financial statements.

                        U.S. LARGE CAP GROWTH FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                                      FOR THE
                                                                                                                   PERIOD ENDED
                                                                                                                DECEMBER 31, 2001+++
CLASS C                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................................................................         $    8.18
                                                                                                                     ---------
Income (loss) from investment operations:
    Net investment loss ....................................................................................             (0.00)**
    Net realized and unrealized loss .......................................................................             (0.12)
                                                                                                                     ---------
            Total income (loss) from investment operations .................................................             (0.12)
                                                                                                                     ---------
Less distributions:
    Distributions from net realized gains ..................................................................             (0.05)
                                                                                                                     ---------
Net asset value, end of period .............................................................................         $    8.01
                                                                                                                     =========
Total return ...............................................................................................             (1.50)%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ....................................................................         $     652
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ...................................................              3.92%***
       After expense reimbursement and earnings credits ....................................................              1.80%***
    Ratio of net investment income (loss) to average net assets:
       Before expense reimbursement and earnings credits ...................................................             (2.70)%***
       After expense reimbursement and earnings credits ....................................................             (0.58)%***
    Portfolio turnover rate ................................................................................                43%
------------------------------------------------------------------------------------------------------------------------------------

                                                 SIX MONTHS                             SIX MONTHS                    PERIOD FROM
                                                   ENDED         YEAR ENDED JUNE 30,      ENDED       YEAR ENDED   OCTOBER 14, 1997*
                                                DECEMBER 31,    --------------------     JUNE 30,    DECEMBER 31,         TO
CLASS Y (FORMERLY CLASS I)                    2001 (UNAUDITED)     2001       2000        1999(a)       1998(b)    DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........    $   8.99       $  15.28    $  13.91     $  11.84      $   9.92        $  10.00
                                                 --------       --------    --------     --------      --------        --------
Income (loss) from investment operations:
Net investment income (loss) ................       (0.00)**       (0.01)       0.03**       0.02          0.06            0.02
    Net realized and unrealized gain (loss)..       (0.83)         (4.37)       2.29         2.05          2.38           (0.08)
                                                 --------       --------    --------     --------      --------        --------
            Total income (loss) from
               investment operations ........       (0.83)         (4.38)       2.32         2.07          2.44           (0.06)
                                                 --------       --------    --------     --------      --------        --------
Less distributions:
    Distributions from net investment income.          --             --          --           --         (0.06)          (0.02)
    Distributions from net realized gains....       (0.05)         (1.91)      (0.95)          --         (0.46)             --
                                                 --------       --------    --------     --------      --------        --------
            Total distributions .............       (0.05)         (1.91)      (0.95)          --         (0.52)          (0.02)
                                                 --------       --------    --------     --------      --------        --------
Net asset value, end of period ..............    $   8.11       $   8.99    $  15.28     $  13.91      $  11.84        $   9.92
                                                 ========       ========    ========     ========      ========        ========
Total return ................................       (9.26)%+      (31.33)%     17.52%       17.48%+       24.90%          (0.55)%+
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....    $  2,632       $  3,299    $  5,885     $  2,947      $  4,147        $  4,137
    Ratio of expenses to average net assets:
       Before expense reimbursement
            and earnings credits ............        2.08%***       1.34%       1.86%        2.38%***      2.76%           8.54%***
       After expense reimbursement
            and earnings credits ............        0.80%***       0.80%       0.80%        0.80%***      0.99%           1.00%***
    Ratio of net investment income
       (loss) to average net assets:
       Before expense reimbursement
            and earnings credits ............       (1.33)%***     (0.66)%     (0.97)%      (1.26)%***    (1.40)%         (6.19)%***
       After expense reimbursement
            and earnings credits ............       (0.04)%***     (0.12)%      0.09%        0.32% ***     0.37%           1.35% ***
    Portfolio turnover rate .................          43%            56%         86%          51%          N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------

  * Commencement of investment operations.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
  + The total return calculation is non-annualized.
 ++ The returns do not include sales charges and are non-annualized.
+++ For the period November 19, 2001 (commencement of issuance) through
    December 31, 2001.
(a) Reflects the Fund's change in fiscal year end from December 31 to June 30.
(b) Reflects 10 for 1 share split effective December 9, 1998.
N/A = Information is not available for periods prior to reorganization.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.              109

                        U.S. SMALL CAP GROWTH FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                                  PERIOD FROM
                                                                       SIX MONTHS                              DECEMBER 31, 1998*
                                                                          ENDED         YEAR ENDED JUNE 30,       TO JUNE 30,
                                                                      DECEMBER 31,     ------------------------------------------
CLASS A (FORMERLY CLASS N)                                          2001 (UNAUDITED)     2001        2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................      $  11.76       $  16.20    $   9.16        $   8.80
                                                                        --------       --------    --------        --------
Income (loss) from investment operations:
    Net investment loss ..........................................         (0.05)**       (0.09)      (0.08)**        (0.04)
    Net realized and unrealized gain (loss) ......................         (0.65)         (1.52)       7.12            0.40
                                                                        --------       --------    --------        --------
            Total income (loss) from investment operations .......         (0.70)         (1.61)       7.04            0.36
                                                                        --------       --------    --------        --------
Less distributions:
    Distributions from net realized gains ........................         (0.44)         (2.83)         --              --
                                                                        --------       --------    --------        --------
Net asset value, end of period ...................................      $  10.62       $  11.76    $  16.20        $   9.16
                                                                        ========       ========    ========        ========
Total return .....................................................         (5.91)%++     (11.00)%     76.86%           4.09%+
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ..........................      $  1,621       $      2    $      2        $      1
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits .........          1.64%***       1.48%       1.56%           1.57%***
       After expense reimbursement and earnings credits ..........          1.40%***       1.40%       1.40%           1.40%***
    Ratio of net investment income (loss) to average net assets:
       Before expense reimbursement and earnings credits .........         (1.26)%***     (0.87)%     (1.01)%         (0.87)%***
       After expense reimbursement and earnings credits ..........         (1.02)%***     (0.79)%     (0.85)%         (0.70)%***
    Portfolio turnover rate ......................................            41%            93%        104%             71%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                DECEMBER 31, 2001+++
CLASS B                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $   10.18
                                                                                                                     ---------
Income from investment operations:
    Net investment loss .....................................................................................            (0.01)**
    Net realized and unrealized gain ........................................................................             0.89
                                                                                                                     ---------
            Total income from investment operations .........................................................             0.88
                                                                                                                     ---------
Less distributions:
    Distributions from net realized gains ...................................................................            (0.44)
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $   10.62
                                                                                                                     =========
Total return ................................................................................................             8.69%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $     151
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             4.83%***
       After expense reimbursement and earnings credits .....................................................             2.15%***
    Ratio of net investment income (loss) to average net assets:
       Before expense reimbursement and earnings credits ....................................................            (3.53)%***
       After expense reimbursement and earnings credits .....................................................            (0.85)%***
    Portfolio turnover rate .................................................................................               41%
------------------------------------------------------------------------------------------------------------------------------------

  * Commencement of investment operations.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.
  + The total return calculation is non-annualized.
+++ For the period November 7, 2001 (commencement of issuance) through
    December 31, 2001.



--------------------------------------------------------------------------------
110              See accompanying notes to financial statements.

                        U.S. SMALL CAP GROWTH FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                                      FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                DECEMBER 31, 2001+++
CLASS C                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $   10.37
                                                                                                                     ---------
Income from investment operations:
    Net investment loss .....................................................................................            (0.01)**
    Net realized and unrealized gain ........................................................................             0.69
                                                                                                                     ---------
            Total income from investment operations .........................................................             0.68
                                                                                                                     ---------
Less distributions:
    Distributions from net realized gains ...................................................................            (0.44)
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $   10.61
                                                                                                                     =========
Total return ................................................................................................             6.70%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $      63
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             2.65%***
       After expense reimbursement and earnings credits .....................................................             2.15%***
    Ratio of net investment income (loss) to average net assets:
       Before expense reimbursement and earnings credits ....................................................            (0.99)%***
       After expense reimbursement and earnings credits .....................................................            (0.49)%***
    Portfolio turnover rate .................................................................................               41%
------------------------------------------------------------------------------------------------------------------------------------

                                                 SIX MONTHS                            SIX MONTHS                   PERIOD FROM
                                                   ENDED         YEAR ENDED JUNE 30,     ENDED     YEAR ENDED   SEPTEMBER 30, 1997*
                                                DECEMBER 31,    --------------------    JUNE 30,   DECEMBER 31,         TO
CLASS Y (FORMERLY CLASS I)                    2001 (UNAUDITED)    2001        2000       1999(a)      1998(b)    DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........      $  11.86      $  16.27    $   9.18    $   8.80     $   9.44        $  10.00
                                                  --------      --------    --------    --------     --------        --------
Income (loss) from investment operations:
    Net investment income (loss)............         (0.04)**      (0.07)      (0.03)**    (0.02)       (0.02)             --
    Net realized and unrealized gain (loss).         (0.63)        (1.51)       7.12        0.40        (0.57)          (0.56)
                                                  --------      --------    --------    --------     --------        --------
            Total income (loss) from
               investment operations........         (0.67)        (1.58)       7.09        0.38        (0.59)          (0.56)
                                                  --------      --------    --------    --------     --------        --------
Less distributions:
    Distributions from net realized gains...         (0.44)        (2.83)         --          --        (0.05)             --
                                                  --------      --------    --------    --------     --------        --------
Net asset value, end of period .............      $  10.75      $  11.86    $  16.27    $   9.18     $   8.80        $   9.44
                                                  ========      ========    ========    ========     ========        ========
Total return ...............................         (5.61)%+     (10.74)%     77.23%       4.32%+      (6.70)%         (5.62)%+
Ratios/Supplemental data:
    Net assets, end of period (in 000s).....      $ 37,595      $ 44,057    $ 50,975    $ 35,211     $ 22,607        $ 11,954
    Ratio of expenses to average net assets:
       Before expense reimbursement
            and earnings credits ...........          1.37%***      1.23%      1.31%        1.32%***     1.69%           3.63%***
       After expense reimbursement and
            earnings credits ...............          1.15%***      1.15%      1.15%        1.15%***     1.20%           1.20%***
    Ratio of net investment income (loss)
       to average net assets:
       Before expense reimbursement
            and earnings credits ...........         (0.98)%***    (0.62)%    (0.76)%      (0.62)%***   (0.76)%         (2.53)%***
       After expense reimbursement and
            earnings credits ...............         (0.76)%***    (0.54)%    (0.60)%      (0.45)%***   (0.27)%         (0.10)%***
    Portfolio turnover rate ................            41%           93%       104%          71%         N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------

  * Commencement of investment operations.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
  + The total return calculation is non-annualized.
 ++ The returns do not include sales charges and are non-annualized.
+++ For the period November 10, 2001 (commencement of issuance) through
    December 31, 2001.
(a) Reflects the Fund's change in fiscal year end from December 31 to June 30.
(b) Reflects 10 for 1 share split effective December 9, 1998.
N/A = Information is not available for periods prior to reorganization.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.              111

                        U.S. BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                SIX MONTHS
                                                                   ENDED                       YEAR ENDED JUNE 30,
                                                                DECEMBER 31,    ----------------------------------------------------
CLASS A (FORMERLY CLASS N)                                    2001 (UNAUDITED)    2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................      $  10.33      $   9.99      $  10.30      $  10.58      $  10.24
                                                                  --------      --------      --------      --------      --------
Income from investment operations:
    Net investment income ..................................          0.27**        0.62**        0.58**        0.57**        0.61
    Net realized and unrealized gain (loss) ................          0.24          0.41         (0.25)        (0.26)         0.42
                                                                  --------      --------      --------      --------      --------
            Total income from investment operations ........          0.51          1.03          0.33          0.31          1.03
                                                                  --------      --------      --------      --------      --------
Less distributions:
    Distributions from net investment income ...............         (0.41)        (0.69)        (0.64)        (0.44)        (0.55)
    Distributions from net realized gains ..................            --            --            --         (0.15)        (0.14)
                                                                  --------      --------      --------      --------      --------
            Total distributions ............................         (0.41)        (0.69)        (0.64)        (0.59)        (0.69)
                                                                  --------      --------      --------      --------      --------
Net asset value, end of period .............................      $  10.43      $  10.33      $   9.99      $  10.30      $  10.58
                                                                  ========      ========      ========      ========      ========
Total return ...............................................          4.89%++      10.56%         3.29%         2.88%        10.30%
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ....................      $  4,358      $    123      $      1      $      1      $      1
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ...          0.97%***      0.98%         0.92%         0.86%         1.09%
       After expense reimbursement and earnings credits ....          0.85%***      0.85%         0.85%         0.85%         0.85%
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ...          4.96%***      5.86%         5.87%         5.17%         5.36%
       After expense reimbursement and earnings credits ....          5.08%***      5.99%         5.94%         5.18%         5.60%
    Portfolio turnover rate ................................           327%          314%          170%          260%          198%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                DECEMBER 31, 2001*
CLASS B                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .........................................................................       $   10.81
                                                                                                                     ---------
Income (loss) from investment operations:
    Net investment income ....................................................................................            0.09**
    Net realized and unrealized loss .........................................................................           (0.38)
                                                                                                                     ---------
            Total loss from investment operations ............................................................           (0.29)
                                                                                                                     ---------
Less distributions:
    Distributions from net investment income .................................................................           (0.10)
                                                                                                                     ---------
Net asset value, end of period ...............................................................................       $   10.42
                                                                                                                     =========
Total return .................................................................................................           (2.73)%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ......................................................................       $      87
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits .....................................................            1.80%***
       After expense reimbursement and earnings credits ......................................................            1.60%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits .....................................................            4.85%***
       After expense reimbursement and earnings credits ......................................................            5.05%***
    Portfolio turnover rate ..................................................................................             327%
------------------------------------------------------------------------------------------------------------------------------------

  * For the period November 6, 2001 (commencement of issuance) through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.



--------------------------------------------------------------------------------
112             See accompanying notes to financial statements.

                        U.S. BOND FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                                     FOR THE
                                                                                                                   PERIOD ENDED
                                                                                                                DECEMBER 31, 2001*
CLASS C                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $   10.77
                                                                                                                     ---------
Income (loss) from investment operations:
    Net investment income ...................................................................................             0.10**
    Net realized and unrealized loss ........................................................................            (0.35)
                                                                                                                     ---------
            Total loss from investment operations ...........................................................            (0.25)
                                                                                                                     ---------
Less distributions:
    Distributions from net investment income ................................................................            (0.10)
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $   10.42
                                                                                                                     =========
Total return ................................................................................................            (2.30)%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $     933
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             1.62%***
       After expense reimbursement and earnings credits .....................................................             1.35%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ....................................................             5.50%***
       After expense reimbursement and earnings credits .....................................................             5.77%***
    Portfolio turnover rate .................................................................................              327%
------------------------------------------------------------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                       ENDED                              YEAR ENDED JUNE 30,
                                                    DECEMBER 31,    ---------------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                        2001 (UNAUDITED)    2001          2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........      $  10.35      $  10.00      $  10.28     $  10.58     $  10.24     $   9.93
                                                      --------      --------      --------     --------     --------     --------
Income from investment operations:
    Net investment income ......................          0.28**        0.64**        0.62**       0.58**       0.53         0.51**
    Net realized and unrealized gain (loss) ....          0.22          0.42         (0.25)       (0.26)        0.53         0.32
                                                      --------      --------      --------     --------     --------     --------
            Total income from investment
              operations .......................          0.50          1.06          0.37         0.32         1.06         0.83
                                                      --------      --------      --------     --------     --------     --------
Less distributions:
    Distributions from net investment income ...         (0.41)        (0.71)        (0.65)       (0.47)       (0.58)       (0.52)
    Distributions from net realized gains ......            --            --            --        (0.15)       (0.14)          --
                                                      --------      --------      --------     --------     --------     --------
            Total distributions ................         (0.41)        (0.71)        (0.65)       (0.62)       (0.72)       (0.52)
                                                      --------      --------      --------     --------     --------     --------
Net asset value, end of period .................      $  10.44      $  10.35      $  10.00     $  10.28     $  10.58     $  10.24
                                                      ========      ========      ========     ========     ========     ========
Total return ...................................          4.85%+       10.86%         3.74%        2.97%       10.60%        8.45%
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ........      $ 73,095      $ 62,514      $ 58,121     $ 92,030     $ 38,874     $ 22,421
    Ratio of expenses to average net assets:
       Before expense reimbursement and
            earnings credits ...................          0.73%***      0.73%         0.67%        0.61%        0.84%        1.65%
       After expense reimbursement and
         earnings credits ......................          0.60%***      0.60%         0.60%        0.60%        0.60%        0.60%
    Ratio of net investment income to average
      net assets:
       Before expense reimbursement and
            earnings credits ...................          5.17%***      6.11%         6.12%        5.42%        5.61%        5.14%
       After expense reimbursement and
         earnings credits ......................          5.30%***      6.24%         6.19%        5.43%        5.85%        6.19%
    Portfolio turnover rate ....................           327%          314%          170%         260%         198%         410%
------------------------------------------------------------------------------------------------------------------------------------

  * For the period November 8, 2001 (commencement of issuance) through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.
  + The total return calculation is non-annualized.


--------------------------------------------------------------------------------
                See accompanying notes to financial statements.              113

                        HIGH YIELD FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                       SIX MONTHS                                   PERIOD FROM
                                                                         ENDED          YEAR ENDED JUNE 30,     DECEMBER 31, 1998*
                                                                      DECEMBER 31,     --------------------         TO JUNE 30,
CLASS A (FORMERLY CLASS N)                                          2001 (UNAUDITED)     2001         2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................       $   7.87       $   9.18     $   9.95          $   9.98
                                                                        --------       --------     --------          --------
Income (loss) from investment operations:
    Net investment income .......................................           0.40**         0.85**       0.90**            0.42**
    Net realized and unrealized loss ............................          (0.24)         (1.08)       (0.90)            (0.15)
                                                                        --------       --------     --------          --------
            Total income (loss) from investment operations ......           0.16          (0.23)          --              0.27
                                                                        --------       --------     --------          --------
Less distributions:
    Distributions from net investment income ....................          (0.95)         (1.08)       (0.70)            (0.30)
    Distributions from net realized gains .......................             --             --        (0.07)               --
                                                                        --------       --------     --------          --------
            Total distributions .................................          (0.95)         (1.08)       (0.77)            (0.30)
                                                                        --------       --------     --------          --------
Net asset value, end of period ..................................       $   7.08       $   7.87     $   9.18          $   9.95
                                                                        ========       ========     ========          ========
Total return ....................................................           2.44%++       (2.28)%      (0.13)%            2.71%+++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .........................       $ 77,605       $      1     $      1          $      1
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ........           1.07%***       1.14%        1.11%             1.08%***
       After expense reimbursement and earnings credits .........           0.95%***       0.97%+       0.95%             0.95%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ........          11.52%***       9.65%        9.06%             8.29%***
       After expense reimbursement and earnings credits .........          11.64%***       9.82%        9.22%             8.42%***
    Portfolio turnover rate .....................................             60%            87%          73%               77%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      FOR THE
                                                                                                                   PERIOD ENDED
                                                                                                                DECEMBER 31, 2001(a)
CLASS B                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $    7.02
                                                                                                                     ---------
Income from investment operations:
    Net investment income ...................................................................................             0.10**
    Net realized and unrealized loss ........................................................................             0.13
                                                                                                                     ---------
            Total income from investment operations .........................................................             0.23
                                                                                                                     ---------
Less distributions:
    Distributions from net investment income ................................................................            (0.17)
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $    7.08
                                                                                                                     =========
            Total return ....................................................................................             3.34%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $  18,196
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             1.81%***
       After expense reimbursement and earnings credits .....................................................             1.70%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ....................................................            10.76%***
       After expense reimbursement and earnings credits .....................................................            10.87%***
    Portfolio turnover rate .................................................................................               60%
------------------------------------------------------------------------------------------------------------------------------------

  * Commencement of investment operations.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.
  + The ratio of net operating expenses to average net assets for Class A was
    0.95%.
+++ The total return calculation is non-annualized.
(a) For the period November 7, 2001 (commencement of issuance) through December 31, 2001.



--------------------------------------------------------------------------------
114             See accompanying notes to financial statements.

                        HIGH YIELD FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                                                      FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                DECEMBER 31, 2001(c)
CLASS C                                                                                                              (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $    7.02
                                                                                                                     ---------
Income from investment operations:
    Net investment income ...................................................................................             0.11**
    Net realized and unrealized loss ........................................................................             0.13
                                                                                                                     ---------
            Total income from investment operations .........................................................             0.24
                                                                                                                     ---------
Less distributions:
    Distributions from net investment income ................................................................            (0.18)
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $    7.08
                                                                                                                     =========
Total return ................................................................................................             3.37%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $  20,223
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             1.56%***
       After expense reimbursement and earnings credits .....................................................             1.45%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ....................................................            11.07%***
       After expense reimbursement and earnings credits .....................................................            11.18%***
    Portfolio turnover rate .................................................................................               60%
------------------------------------------------------------------------------------------------------------------------------------

                                                SIX MONTHS                           SIX MONTHS                     PERIOD FROM
                                                   ENDED         YEAR ENDED JUNE 30,    ENDED     YEAR ENDED    SEPTEMBER 30, 1997*
                                                DECEMBER 31,    --------------------   JUNE 30,   DECEMBER 31,           TO
CLASS Y (FORMERLY CLASS I)                    2001 (UNAUDITED)    2001        2000      1999(a)     1998(b)      DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........     $   7.90      $   9.19    $   9.96   $   9.98    $  10.05           $  10.00
                                                  --------      --------    --------   --------    --------           --------
Income (loss) from investment operations:
    Net investment income ...................         0.41**        0.88**      0.91**     0.44**      7.30               0.18
    Net realized and unrealized gain (loss)          (0.25)        (1.08)      (0.90)     (0.15)       0.02               0.05
                                                  --------      --------    --------   --------    --------           --------
            Total income (loss) from
               investment operations ........         0.16         (0.20)       0.01       0.29        7.32               0.23
                                                  --------      --------    --------   --------    --------           --------
Less distributions:
    Distributions from net investment income.        (0.95)        (1.09)      (0.71)     (0.31)      (7.33)             (0.18)
    Distributions from net realized gains....           --            --       (0.07)        --       (0.06)                --
                                                  --------      --------    --------   --------    --------           --------
            Total distributions..............        (0.95)        (1.09)      (0.78)     (0.31)      (7.39)             (0.18)
                                                  --------      --------    --------   --------    --------           --------
Net asset value, end of period...............     $   7.11      $   7.90    $   9.19   $   9.96    $   9.98           $  10.05
                                                  ========      ========    ========   ========    ========           ========
Total return ................................         2.49%+++     (1.83)%      0.02%      2.91%+++    7.75%              2.34%+++
Ratios/Supplemental data:
    Net assets, end of period (in 000s)......     $ 24,732      $ 54,560    $ 50,845   $ 60,044    $ 34,900           $  7,861
    Ratio of expenses to average net assets:
       Before expense reimbursement
            and earnings credits.............         0.81%***      0.89%       0.86%      0.83%***    1.59%              4.98%***
       After expense reimbursement and
            earnings credits.................         0.70%***      0.72%+      0.70%      0.70%***    0.89%              0.90%***
    Ratio of net investment income to
       average net assets:
       Before expense reimbursement
            and earnings credits.............        10.66%***      9.90%       9.31%      8.54%***    7.38%              3.15%***
       After expense reimbursement and
            earnings credits.................        10.77%***     10.07%       9.47%      8.67%***    8.08%              7.23%***
    Portfolio turnover rate..................           60%           87%         73%        77%        N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------

  * Commencement of investment operations.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.
(a) Reflects the Fund's change in fiscal year end from December 31 to June 30.
(b) Reflects 10 for 1 share split effective December 9, 1998.
(c) For the period November 7, 2001 (commencement of issuance) through
    December 31, 2001.
  + The ratio of net operating expenses to average net assets for Class Y was
    0.70%.
+++ The total return calculation is non-annualized.
N/A = Information is not available for periods prior to reorganization.
--------------------------------------------------------------------------------
                See accompanying notes to financial statements.              115

                        INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                 SIX MONTHS
                                                                    ENDED                      YEAR ENDED JUNE 30,
                                                                DECEMBER 31,    ----------------------------------------------------
CLASS A (FORMERLY CLASS N)                                    2001 (UNAUDITED)    2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................       $  10.61     $  13.57      $  12.30      $  12.14      $  12.59
                                                                   --------     --------      --------      --------      --------
Income (loss) from investment operations:
    Net investment income ..................................          (0.00)**        --**        0.08**        0.12          0.16
    Net realized and unrealized gain (loss) ................          (0.70)       (2.15)         1.33          0.27          0.29
                                                                   --------     --------      --------      --------      --------
            Total income (loss) from investment operations..          (0.70)       (2.15)         1.41          0.39          0.45
                                                                   --------     --------      --------      --------      --------
Less distributions:
    Distributions from net investment income ...............          (0.27)       (0.04)           --         (0.11)        (0.16)
    Distributions from net realized gains ..................          (1.60)       (0.77)        (0.14)        (0.12)        (0.74)
                                                                   --------     --------      --------      --------      --------
            Total distributions ............................          (1.87)       (0.81)        (0.14)        (0.23)        (0.90)
                                                                   --------     --------      --------      --------      --------
Net asset value, end of period .............................       $   8.04     $  10.61      $  13.57      $  12.30      $  12.14
                                                                   ========     ========      ========      ========      ========
Total return ...............................................          (6.38)%++   (16.37)%       11.51%         3.30%         4.51%
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ....................       $  2,217     $    301      $      1      $     15      $     11
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ...           1.39%***     1.31%         1.25%         1.24%         1.25%
       After expense reimbursement and earnings credits ....           1.25%***     1.28%+++      1.25%+        1.24%         1.25%
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ...          (0.26)%***    0.77%         0.64%         1.10%         1.27%
       After expense reimbursement and earnings credits ....          (0.12)%***    0.80%         0.64%         1.10%         1.27%
    Portfolio turnover rate ................................             33%          62%           59%           74%           49%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      FOR THE
                                                                                                                   PERIOD ENDED
                                                                                                                DECEMBER 31, 2001*
CLASS C                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $    7.82
                                                                                                                     ---------
Income from investment operations:
    Net investment income ...................................................................................             0.00**
    Net realized and unrealized gain ........................................................................             2.18
                                                                                                                     ---------
            Total income from investment operations .........................................................             2.18
                                                                                                                     ---------
Less distributions:
    Distributions from net investment income ................................................................            (0.27)
    Distributions from net realized gains ...................................................................            (1.60)
                                                                                                                     ---------
            Total distributions .............................................................................            (1.87)
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $    8.13
                                                                                                                     =========
Total return ................................................................................................             3.96%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $      98
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             5.42%***
       After expense reimbursement and earnings credits .....................................................             2.00%***
    Ratio of net investment income to average net assets:
       Before expense reimbursement and earnings credits ....................................................            (4.27)%***
       After expense reimbursement and earnings credits .....................................................            (0.85)%***
    Portfolio turnover rate .................................................................................               33%
------------------------------------------------------------------------------------------------------------------------------------

  * For the period December 26, 2001 (commencement of issuance) through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
  + The ratio of net operating expenses to average net assets for Class A was
    1.24%.
+++ The ratio of net operating expenses to average net assets for Class A was
    1.25%.
 ++ The returns do not include sales charges and are non-annualized.



--------------------------------------------------------------------------------
116             See accompanying notes to financial statements.

                        INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED

                                                    SIX MONTHS
                                                       ENDED                             YEAR ENDED JUNE 30,
                                                    DECEMBER 31,    ----------------------------------------------------------------
BRINSON CLASS Y (FORMERLY CLASS I)                2001 (UNAUDITED)    2001          2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........      $  10.64      $  13.57      $  12.34     $  12.15     $  12.59     $  11.17
                                                      --------      --------      --------     --------     --------     --------
Income (loss) from investment operations:
    Net investment income ......................          0.02*         0.13*         0.11*        0.16         0.18         0.18
    Net realized and unrealized gain (loss) ....         (0.72)        (2.25)         1.33         0.27         0.30         1.97
                                                      --------      --------      --------     --------     --------     --------
            Total income (loss) from
               investment operations ...........         (0.70)        (2.12)         1.44         0.43         0.48         2.15
                                                      --------      --------      --------     --------     --------     --------
Less distributions:
    Distributions from net investment income ...         (0.27)        (0.04)        (0.07)       (0.12)       (0.18)       (0.17)
    Distributions from net realized gains ......         (1.60)        (0.77)        (0.14)       (0.12)       (0.74)       (0.56)
                                                      --------      --------      --------     --------     --------     --------
            Total distributions ................         (1.87)        (0.81)        (0.21)       (0.24)       (0.92)       (0.73)
                                                      --------      --------      --------     --------     --------     --------
Net asset value, end of period .................      $   8.07      $  10.64      $  13.57     $  12.34     $  12.15     $  12.59
                                                      ========      ========      ========     ========     ========     ========
Total return ...................................         (6.36)%++    (16.15)%       11.76%        3.65%        4.78%       20.27%
Ratios/Supplemental data:
    Net assets, end of period (in 000s) ........      $127,561      $192,408      $411,985     $490,322     $439,329     $420,855
    Ratio of expenses to average net assets:
       Before expense reimbursement and
            earnings credits ...................          1.11%**       1.06%         1.00%        0.99%        1.00%        1.00%
       After expense reimbursement and
            earnings credits ...................          1.00%**       1.03%+++      1.00%+       0.99%        1.00%        1.00%
    Ratio of net investment income to
       average net assets:
       Before expense reimbursement and
            earnings credits ...................          0.32%**       1.02%         0.89%        1.35%        1.52%        1.83%
       After expense reimbursement and
            earnings credits ...................          0.43%**       1.05%         0.89%        1.35%        1.52%        1.83%
    Portfolio turnover rate ....................            33%           62%           59%          74%          49%          25%
------------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 ** Annualized.
  + The ratio of net operating expenses to average net assets for Class Y was
    0.99%.
+++ The ratio of net operating expenses to average net assets for Class Y was
    1.00%.
 ++ The total return calculation is non-annualized.






--------------------------------------------------------------------------------
                 See accompanying notes to financial statements.             117

                        U.S. VALUE EQUITY FUND -- FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                                                                                       FOR THE
                                                                                                                    PERIOD ENDED
                                                                                                                DECEMBER 31, 2001*
CLASS A                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $    9.96
                                                                                                                     ---------
Income from investment operations:
    Net investment income ...................................................................................             0.01**
    Net realized and unrealized gain ........................................................................             0.00
                                                                                                                     ---------
            Total income from investment operations .........................................................             0.01
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $    9.97
                                                                                                                     =========
            Total return ....................................................................................             0.10%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $     562
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             4.96%***
       After expense reimbursement and earnings credits .....................................................             1.10%***
    Ratio of net investment income (loss) to average net assets:
       Before expense reimbursement and earnings credits ....................................................            (2.59)%***
       After expense reimbursement and earnings credits .....................................................             1.27%***
    Portfolio turnover rate .................................................................................               19%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     FOR THE
                                                                                                                  PERIOD ENDED
                                                                                                                DECEMBER 31, 2001*
CLASS B                                                                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $    9.62
                                                                                                                     ---------
Income from investment operations:
    Net investment income ...................................................................................             0.00**
    Net realized and unrealized gain ........................................................................             0.34
                                                                                                                     ---------
            Total income from investment operations .........................................................             0.34
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $    9.96
                                                                                                                     =========
            Total return ....................................................................................             3.53%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $     177
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             4.40%***
       After expense reimbursement and earnings credits .....................................................             1.85%***
    Ratio of net investment income (loss) to average net assets:
       Before expense reimbursement and earnings credits ....................................................            (2.35)%***
       After expense reimbursement and earnings credits .....................................................             0.20%***
    Portfolio turnover rate .................................................................................               19%
------------------------------------------------------------------------------------------------------------------------------------

  * For the periods December 7, 2001 and November 8, 2001 (commencement of issuance) for Class A and Class B, respectively, through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.




--------------------------------------------------------------------------------
118              See accompanying notes to financial statements.

                        U.S. VALUE EQUITY FUND -- FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                                                                                     FOR THE
                                                                                                                  PERIOD ENDED
                                                                                                                DECEMBER 31, 2001*
CLASS C                                                                                                            (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $    9.73
                                                                                                                     ---------
Income from investment operations:
    Net investment loss .....................................................................................            (0.01)**
    Net realized and unrealized gain ........................................................................             0.25
                                                                                                                     ---------
            Total income from investment operations .........................................................             0.24
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $    9.97
                                                                                                                     =========
            Total return ....................................................................................             2.47%++
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $      26
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             4.36%***
       After expense reimbursement and earnings credits .....................................................             1.85%***
    Ratio of net investment loss to average net assets:
       Before expense reimbursement and earnings credits ....................................................            (3.82)%***
       After expense reimbursement and earnings credits .....................................................            (1.31)%***
    Portfolio turnover rate .................................................................................               19%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      FOR THE
                                                                                                                   PERIOD ENDED
                                                                                                                DECEMBER 31, 2001*
CLASS Y                                                                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........................................................................        $   10.00
                                                                                                                     ---------
Income (loss) from investment operations:
    Net investment income ...................................................................................             0.06**
    Net realized and unrealized loss ........................................................................            (0.09)
                                                                                                                     ---------
            Total income (loss) from investment operations ..................................................            (0.03)
                                                                                                                     ---------
Net asset value, end of period ..............................................................................        $    9.97
                                                                                                                     =========
            Total return ....................................................................................            (0.30)%+
Ratios/Supplemental data:
    Net assets, end of period (in 000s) .....................................................................        $   2,992
    Ratio of expenses to average net assets:
       Before expense reimbursement and earnings credits ....................................................             2.88%***
       After expense reimbursement and earnings credits .....................................................             0.85%***
    Ratio of net investment income (loss) to average net assets:
       Before expense reimbursement and earnings credits ....................................................            (0.86)%***
       After expense reimbursement and earnings credits .....................................................             1.17%***
    Portfolio turnover rate .................................................................................               19%
------------------------------------------------------------------------------------------------------------------------------------

  * For the periods December 12, 2001 and June 29, 2001 (commencement of issuance) for Class C and Class Y, respectively, through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized.
 ++ The returns do not include sales charges and are non-annualized.
  + The total return calculation is non-annualized.


--------------------------------------------------------------------------------
                 See accompanying notes to financial statements.             119

                       This page intentionally left blank.

                        THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of fourteen series: Global Balanced Fund (formerly Global Fund),Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Bond Fund, High Yield Fund, International Equity Fund, and U.S. Value Equity Fund (each a "Fund" and collectively, the "Funds"). As of November 5, 2001, each Fund has four classes of shares outstanding, Class A, Class B, Class C and Class
Y. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The UBS Investment Funds Class shares were liquidated effective November 9, 2001. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate as of the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statements of operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds met the requirements of the Code applicable to regulated investment companies for the period ended December 31, 2001, therefore, no federal income tax provision was required.

F. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to distribute their respective net investment income and net capital gains, if any, annually except for, U.S. Bond Fund, High Yield Fund and Global Bond Fund. These Funds will distribute their respective net income, if any, monthly. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to service and distribution expenses.

G. INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes.


--------------------------------------------------------------------------------
120

                        THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

H. EARNINGS CREDITS: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances are used to offset a portion of the Fund's expenses. These amounts are reflected in the Statements of Operations.

I. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.    INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on each Fund's respective average daily net assets. With respect to Global Technology Fund, Global Biotech Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund, UBS Asset Management (New York), Inc. (the "Sub-Advisor") is responsible for managing a portion of these Funds pursuant to a Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") with the Advisor. The Sub-Advisor receives 0.10% from the Advisor under the Sub-Advisory Agreement for providing services to the Advisor.

FUND                                                         ADVISORY FEE
----                                                         ------------
Global Balanced Fund ......................................      0.80%
Global Equity Fund ........................................      0.80
Global Technology Fund ....................................      1.40
Global Biotech Fund .......................................      1.15
Global Bond Fund ..........................................      0.75
U.S. Balanced Fund ........................................      0.70
U.S. Equity Fund ..........................................      0.70
U.S. Large Cap Equity Fund ................................      0.70
U.S. Large Cap Growth Fund ................................      0.70
U.S. Small Cap Growth Fund ................................      1.00
U.S. Bond Fund ............................................      0.50
High Yield Fund ...........................................      0.60
International Equity Fund .................................      0.80
U.S. Value Equity .........................................      0.70

The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized operating expenses exceed a specified percentage of each Fund's respective average daily net assets. The Advisor may recapture any amounts waived or reimbursed with respect to the Global Technology Fund and Global Biotech Fund subject to the following conditions: (1) the Advisor must request reimbursement within five years from the date on which the waiver and/or reimbursement was made, and (2) the Fund must be able to reimburse the Advisor and remain within the operating expense limits noted in the following chart. No amounts were recaptured by the Advisor during the period ended December 31, 2001. Investment advisory fees and other transactions for the period ended December 31, 2001, were as follows:

                                     BRINSON           BRINSON           BRINSON           BRINSON
                                     CLASS A           CLASS B           CLASS C           CLASS Y         ADVISORY         FEES
FUND                               EXPENSE CAP       EXPENSE CAP       EXPENSE CAP       EXPENSE CAP         FEES          WAIVED
----                               -----------       -----------       -----------       -----------       --------       --------
Global Balanced Fund ............      1.35%             2.10%             2.10%             1.10%         $648,713       $     --
Global Equity Fund ..............      1.25              2.00              2.00              1.00           241,898         42,723
Global Technology Fund ..........      1.80              2.55              2.55              1.55            11,014         28,321
Global Biotech Fund .............      1.55              2.30              2.30              1.30            15,161         29,940
Global Bond Fund ................      1.15              1.90              1.65              0.90           151,034         40,967
U.S. Balanced Fund. .............      1.05              1.80              1.80              0.80            83,283         37,442
U.S. Equity Fund ................      1.05              1.80              1.80              0.80           471,191         56,384
U.S. Large Cap Equity Fund ......      1.05              1.80              1.80              0.80            28,617         41,838
U.S. Large Cap Growth Fund ......      1.05              1.80              1.80              0.80            19,705         36,190
U.S. Small Cap Growth Fund ......      1.40              2.15              2.15              1.15           189,256         41,849
U.S. Bond Fund ..................      0.85              1.60              1.35              0.60           217,185         28,516
High Yield Fund .................      0.95              1.70              1.45              0.70           192,840         53,204
International Equity Fund .......      1.25              2.00              2.00              1.00           668,113         80,866
U.S. Value Equity ...............      1.10              1.85              1.85              0.85            10,352         30,569


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                                                                             121
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--------------------------------------------------------------------------------

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the period ended December 31, 2001, were as follows:

FUND                                                              FEES PAID
----                                                              ---------
Global Balanced Fund ..........................................     $3,800
Global Equity Fund ............................................      2,555
Global Technology Fund ........................................      1,846
Global Biotech Fund ...........................................      1,846
Global Bond Fund ..............................................      2,395
U.S. Balanced Fund ............................................      2,184
U.S. Equity Fund ..............................................      3,406
U.S. Large Cap Equity Fund ....................................      1,818
U.S. Large Cap Growth Fund ....................................      1,857
U.S. Small Cap Growth Fund ....................................      2,389
U.S. Bond Fund ................................................      2,764
High Yield Fund ...............................................      2,563
International Equity Fund .....................................      4,029
U.S. Value Equity .............................................      1,650

The Global Balanced Fund invests in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 19.55% of the Fund's net assets at December 31, 2001. Amounts relating to those investments at December 31, 2001 and for the year then ended, were as follows:

                                                                                      NET             CHANGE IN
                                                                      SALES         REALIZED        NET UNREALIZED
AFFILIATES                                         PURCHASES         PROCEEDS      GAIN/(LOSS)        GAIN/(LOSS)          VALUE
----------                                        -----------      -----------     -----------      --------------      -----------
Brinson Small Capitalization Equity Fund .......  $        --      $        --      $      --         $    39,371       $ 4,359,413
Brinson High Yield Fund ........................      500,000          485,301         14,699              65,734         7,625,984
Brinson Emerging Markets Equity Fund ...........    6,570,000        4,719,983       (779,983)          2,243,075        10,700,103
Brinson Emerging Markets Debt Fund .............           --               --             --             167,915         6,052,092
Brinson Supplementary Trust
U.S. Cash Management Prime Fund ................   73,651,735       77,399,096             --                  --         2,989,817

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is a short-term investment vehicle managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions received from the Supplementary Trust are reflected as interest income in the Statements of Operations. Amounts relating to those investments at December 31, 2001 and for the period ended December 31, 2001, were as follows:

                                                                                                              % OF
                                                              SALES           INTEREST                         NET
FUND                                       PURCHASES         PROCEEDS          INCOME          VALUE          ASSETS
----                                     -------------     -------------      ---------      ----------       ------
Global Balanced Fund .................   $  73,651,735     $  77,399,096      $  68,251      $2,989,817        1.84%
Global Equity Fund ...................      85,207,731        90,634,684         43,184         557,333        0.98
Global Bond Fund .....................       9,842,658         9,863,278         13,665       1,071,684        2.78
U.S. Balanced Fund ...................      14,362,217        13,963,220         19,267       1,913,776        8.77
U.S. Equity Fund .....................      36,165,477        39,898,311         54,907              --          --
U.S. Large Cap Equity Fund ...........           6,526             6,526             --              --          --
U.S. Small Cap Growth Fund ...........      23,823,071        24,804,746         31,380       1,829,073        4.64
U.S. Bond Fund .......................     231,254,455       229,780,331         70,838       1,509,194        1.92
High Yield Fund ......................      71,524,545        71,593,939         45,583              --          --
International Equity Fund ............     378,336,957       413,147,445        183,298              --          --


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--------------------------------------------------------------------------------

The following Funds have incurred brokerage commissions with affiliated broker dealers as listed below. Amounts relating to those transactions at December 31, 2001, were as follows:

                                                                                    UBS/
                                                       UBSWARBURG LLC         PAINEWEBBER, INC.
                                                       --------------         -----------------
Global Balanced Fund ...........................           $11,529                 $ --
Global Equity Fund .............................             6,093                   --
Global Technology Fund .........................            16,836                   --
Global Biotech Fund ............................                --                  102
U.S. Balanced Fund .............................             1,810                   --
U.S. Equity Fund ...............................            40,506                   --
U.S. Large Cap Equity Fund .....................             1,318                   --
U.S. Large Cap Growth Fund .....................               277                   --
U.S. Value Equity ..............................                --                   35

3.    INVESTMENT TRANSACTIONS
Investment transactions for the period ended December 31, 2001, excluding short-term investments, were as follows:

                                                                             SALES
FUND                                                  PURCHASES             PROCEEDS
----                                                ------------          ------------
Global Balanced Fund ............................   $103,317,995          $101,964,651
Global Equity Fund ..............................     42,380,413            51,441,678
Global Technology Fund ..........................      6,310,430             6,231,611
Global Biotech Fund .............................      2,262,618             1,927,166
Global Bond Fund ................................     21,364,134            21,505,828
U.S. Balanced Fund ..............................     17,067,498            22,063,255
U.S. Equity Fund ................................     41,697,346            59,278,882
U.S. Large Cap Equity Fund ......................     11,951,074            11,723,990
U.S. Large Cap Growth Fund ......................      2,361,971             2,723,926
U.S. Small Cap Growth Fund ......................     14,887,583            18,338,547
U.S. Bond Fund ..................................    283,288,335           272,794,867
High Yield Fund .................................     34,518,500            40,708,068
International Equity Fund .......................     51,369,853            66,894,351
U.S. Value Equity ...............................      1,236,095               578,061

4.    FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to each Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statements of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the period ended December 31, 2001, was the Funds' custodian.


--------------------------------------------------------------------------------

                       THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5.    FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio or equitize cash. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statements of operations reflects net realized and net unrealized gains and losses on these contracts.

6.    SECURITY LENDING
The Global Balanced Fund and International Equity Fund loaned securities to certain brokers, with the Funds' custodian acting as the Funds' lending agent. The Funds earned negotiated lenders' fees, which are included in securities lending-net in the statements of operations. The Funds receive cash and/or securities as collateral against the loaned securities. The cash collateral received is invested in interest bearing securities which are included in the schedule of investments. The Funds' monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at December 31, 2001, were as follows:

                                             MARKET           CASH COLLATERAL        MARKET VALUE OF
                                            VALUE OF           RECEIVED FOR            INVESTMENTS
                                           SECURITIES           SECURITIES         OF CASH COLLATERAL
                                             LOANED               LOANED                RECEIVED
                                           -----------        ---------------      ------------------
Global Balanced Fund ...................   $21,962,243          $22,118,595            $21,982,479
International Equity Fund ..............     6,702,213            7,021,742              7,021,742

7.    DISTRIBUTION PLANS
Effective November 5, 2001, the Trust has adopted distribution and service plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Class A, Class B and Class C. Each Plan governs payments made for the expenses incurred in the promotion and distribution of Class A, Class B and Class C. Annual fees under the Plan are as follows as a percentage of the average daily netassets of the Class of each of the Funds:

FUND                                     CLASS A            CLASS B             CLASS C
----                                     -------            -------             -------
Global Balanced Fund .................    0.25%              1.00%               1.00%
Global Equity Fund ...................    0.25               1.00                1.00
Global Technology Fund ...............    0.25               1.00                1.00
Global Biotech Fund ..................    0.25               1.00                1.00
Global Bond Fund .....................    0.25               1.00                0.75
U.S. Balanced Fund ...................    0.25               1.00                1.00
U.S. Equity Fund .....................    0.25               1.00                1.00
U.S. Large Cap Equity Fund ...........    0.25               1.00                1.00
U.S. Large Cap Growth Fund ...........    0.25               1.00                1.00
U.S. Small Cap Growth Fund ...........    0.25               1.00                1.00
U.S. Bond Fund .......................    0.25               1.00                0.75
High Yield Fund ......................    0.25               1.00                0.75
International Equity Fund ............    0.25               1.00                1.00
U.S. Value Equity ....................    0.25               1.00                1.00

A.    TRANSFER AGENCY SERVICES FEES
As of August 20, 2001, the Funds changed transfer agents to PFPC, Inc., UBS/Painewebber and Brinson Advisors provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the six months ended December 31, 2001, UBS/Painewebber received from PFPC, Inc., not the Fund, 0.60% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund. As of October 29, 2001, Class N and I have been redesignated Class A and Y, respectively.


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

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--------------------------------------------------------------------------------

8.    LINE OF CREDIT
Effective September 10, 2001, the Trust has entered into an agreement with UBS AG, Stamford Branch to provide a 364-day $300 million committed line of credit to the Funds. Prior to September 10, 2001, the line of credit was provided by JPMorgan Chase Bank. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds Rate plus 0.40%. The Funds pay an annual commitment fee of 0.09% of the average daily balance of the line of credit not utilized. The average borrowings under the agreement for the period ended December 31, 2001, were as follows:

                                          AVERAGE                NUMBER OF DAYS              INTEREST
FUND                                    BORROWINGS                OUTSTANDING                  PAID
----                                  --------------            ----------------           ------------
U.S. Bond Fund ....................     $7,244,444                        36                   $28,286
High Yield Fund ...................      3,485,714                        14                     3,884
U.S. Balanced Fund ................      6,400,000                         3                     1,755

9.    SHARES OF BENEFICIAL INTEREST
For the six months ended December 31, 2001, transactions in shares of beneficial interest for each of the Funds were as follows:

                                                                                                      NET INCREASE
                                                                                                        (DECREASE)
                                                                 SHARES               DIVIDENDS         IN SHARES
CLASS A (FORMERLY CLASS N)             SHARES SOLD             REPURCHASED           REINVESTED        OUTSTANDING
--------------------------            -------------          ---------------       --------------    ---------------
Global Balanced Fund ...............        510,765                 (49,049)             43,233             504,949
Global Equity Fund .................      2,235,925                (618,026)             40,866           1,658,765
Global Technology Fund .............        166,858                      --                  --             166,858
Global Biotech Fund ................         94,909                  (2,410)                 --              92,499
Global Bond Fund ...................        109,964                  (6,395)                531             104,100
U.S. Balanced Fund .................        147,128                    (287)              3,757             150,598
U.S. Equity Fund ...................        439,560                 (54,701)             11,062             395,921
U.S. Large Cap Equity Fund .........         32,195                      --                 154              32,349
U.S. Large Cap Growth Fund .........        305,352                 (24,250)              1,699             282,801
U.S. Small Cap Growth Fund .........        146,870                    (281)              5,820             152,409
U.S. Bond Fund .....................        566,009                (163,557)              3,552             406,004
High Yield Fund ....................      1,106,633                (729,856)             61,287             438,064
International Equity Fund ..........        486,944                (270,034)             30,485             247,395
U.S. Value Equity Fund .............         56,300                      --                  --              56,300

                                                                                                      NET INCREASE
                                                                                                        (DECREASE)
                                                                 SHARES               DIVIDENDS         IN SHARES
CLASS B                                SHARES SOLD             REPURCHASED           REINVESTED        OUTSTANDING
--------------------------            -------------          ---------------       --------------    ---------------
Global Balanced Fund ...............         17,030                  (7,979)                884               9,935
Global Equity Fund .................         10,955                      --                  81              11,036
Global Technology Fund .............             --                      --                  --                  --
Global Biotech Fund ................          2,552                      --                  --               2,552
Global Bond Fund ...................         14,901                      --                  64              14,965
U.S. Balanced Fund .................         21,712                    (826)                396              21,282
U.S. Equity Fund ...................          8,256                  (1,148)                237               7,345
U.S. Large Cap Equity Fund .........         17,787                      --                  12              17,799
U.S. Large Cap Growth Fund .........         11,775                      --                  30              11,805
U.S. Small Cap Growth Fund .........         18,814                  (4,975)                355              14,194
U.S. Bond Fund .....................         20,143                 (11,843)                 75               8,375
High Yield Fund ....................        118,222                (470,071)             11,927            (339,922)
International Equity Fund ..........             --                      --                  --                  --
U.S. Value Equity Fund .............         17,819                      --                  --               17,819


--------------------------------------------------------------------------------
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

                        THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                                                                    NET INCREASE
                                                                                                                     (DECREASE)
                                                                             SHARES              DIVIDENDS           IN SHARES
CLASS C                                                SHARES SOLD         REPURCHASED          REINVESTED          OUTSTANDING
--------                                             ---------------     ---------------      --------------      ---------------
Global Balanced Fund .............................             6,142                  --                 219                6,361
Global Equity Fund ...............................            18,973                  --                 744               19,717
Global Technology Fund ...........................                --                  --                  --                   --
Global Biotech Fund ..............................               117                  --                  --                  117
Global Bond Fund .................................                --                  --                  --                   --
U.S. Balanced Fund ...............................            27,627                  --                  85               27,712
U.S. Equity Fund .................................             2,651                  --                  69                2,720
U.S. Large Cap Equity Fund .......................                --                  --                  --                   --
U.S. Large Cap Growth Fund .......................            80,924                (12)                 463               81,375
U.S. Small Cap Growth Fund .......................             5,824                  --                  73                5,897
U.S. Bond Fund ...................................            89,377                  --                 218               89,595
High Yield Fund ..................................           123,575           (169,518)              17,362             (28,581)
International Equity Fund ........................            33,734            (21,724)                  --               12,010
U.S. Value Equity Fund ...........................             2,580                  --                  --                2,580

                                                                                                                    NET INCREASE
                                                                                                                     (DECREASE)
                                                                             SHARES              DIVIDENDS           IN SHARES
CLASS Y (FORMERLY CLASS I)                             SHARES SOLD         REPURCHASED          REINVESTED          OUTSTANDING
--------------------------                           ---------------     ---------------      --------------      ---------------
Global Balanced Fund .............................         6,074,539         (5,947,592)             880,082            1,007,029
Global Equity Fund ...............................        10,575,370        (11,316,143)             103,897            (636,876)
Global Technology Fund ...........................         1,323,971         (1,302,776)                  --               21,195
Global Biotech Fund ..............................            48,406            (46,638)                  --                1,768
Global Bond Fund .................................           692,592           (906,964)              14,215            (200,157)
U.S. Balanced Fund ...............................           712,090         (1,374,530)              53,510            (608,930)
U.S. Equity Fund .................................         1,474,430         (2,554,466)             327,364            (752,672)
U.S. Large Cap Equity Fund .......................         1,269,323         (1,278,316)                 692              (8,301)
U.S. Large Cap Growth Fund .......................            32,622            (76,789)               1,660             (42,507)
U.S. Small Cap Growth Fund .......................         2,114,992         (2,461,284)             131,213            (215,079)
U.S. Bond Fund ...................................        22,578,149        (21,889,215)             272,234              961,168
High Yield Fund ..................................         7,651,845        (11,585,323)             459,684          (3,473,794)
International Equity Fund ........................        58,737,399        (63,337,764)           2,330,094          (2,270,271)
U.S. Value Equity Fund ...........................                --                  --                  --                   --

                                                                                                                    NET INCREASE
                                                                                                                     (DECREASE)
                                                                              SHARES             DIVIDENDS           IN SHARES
UBS INVESTMENT FUNDS CLASS*                            SHARES SOLD         REPURCHASED          REINVESTED          OUTSTANDING
--------------------------                           ---------------     ---------------      --------------      ---------------
Global Balanced Fund .............................            29,669           (662,034)                  --            (632,365)
Global Equity Fund ...............................           121,155         (2,013,474)                  --          (1,892,319)
Global Technology Fund ...........................                --           (120,896)                  --            (120,896)
Global Biotech Fund ..............................            22,349            (87,211)                  --             (64,862)
Global Bond Fund .................................                34           (122,117)                  --            (122,083)
U.S. Balanced Fund ...............................               535           (140,307)                  --            (139,772)
U.S. Equity Fund .................................            35,944           (400,785)                  --            (364,841)
U.S. Large Cap Equity Fund .......................               631            (31,458)                  --             (30,827)
U.S. Large Cap Growth Fund .......................            24,524           (418,933)                  --            (394,409)
U.S. Small Cap Growth Fund .......................            39,760           (241,359)                  --            (201,599)
U.S. Bond Fund ...................................            38,862           (309,461)               2,786            (267,813)
High Yield Fund ..................................            10,605           (272,296)              17,013            (244,678)
International Equity Fund ........................            39,536           (436,791)                  --            (397,255)
U.S. Value Equity Fund ...........................                --                  --                  --                   --

   * The UBS Investment Funds Class shares were liquidated effective November 9, 2001.


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--------------------------------------------------------------------------------

For the year ended June 30, 2001, transactions in shares of beneficial interest for each of the Funds were as follows:

                                                                                                                    NET INCREASE
                                                                                                                     (DECREASE)
                                                                              SHARES             DIVIDENDS           IN SHARES
CLASS A (FORMERLY CLASS N)                             SHARES SOLD         REPURCHASED          REINVESTED          OUTSTANDING
--------------------------                           ---------------     ---------------      --------------      ---------------
Global Balanced Fund .............................             3,612               (654)                 360                3,318
Global Equity Fund ...............................             8,271                  --               2,169               10,440
Global Technology Fund ...........................                --                  --                  --                   --
Global Biotech Fund ..............................                --                  --                   2                    2
Global Bond Fund .................................               302                (96)                  --                  206
U.S. Balanced Fund ...............................                --                  --                   5                    5
U.S. Equity Fund .................................           282,952           (291,478)                 744              (7,782)
U.S. Large Cap Equity Fund .......................                --             (2,239)                  45              (2,194)
U.S. Large Cap Growth Fund .......................                --                  --                  16                   16
U.S. Small Cap Growth Fund .......................                --                  --                  25                   25
U.S. Bond Fund ...................................            11,879               (137)                  78               11,820
High Yield Fund ..................................                --                  --                  15                   15
International Equity Fund ........................            29,190               (900)                   6               28,296
U.S. Value Equity Fund ...........................                --                  --                  --                   --

                                                                                                                    NET INCREASE
                                                                                                                     (DECREASE)
                                                                              SHARES             DIVIDENDS           IN SHARES
CLASS Y (FORMERLY CLASS I)                             SHARES SOLD         REPURCHASED          REINVESTED          OUTSTANDING
--------------------------                           ---------------     ---------------      --------------      ---------------
Global Balanced Fund .............................        13,170,765        (25,149,917)             682,606         (11,296,546)
Global Equity Fund ...............................         8,564,732         (7,452,703)             257,001            1,369,030
Global Technology Fund ...........................           284,244           (149,855)                  96              134,485
Global Biotech Fund ..............................           262,496            (66,939)               1,959              197,516
Global Bond Fund .................................         1,633,523         (2,073,452)              27,821            (412,108)
U.S. Balanced Fund ...............................         2,159,047           (770,837)              47,172            1,435,382
U.S. Equity Fund .................................         3,772,869         (7,044,608)             663,992          (2,607,747)
U.S. Large Cap Equity Fund .......................           393,712         (2,164,332)              13,686          (1,756,934)
U.S. Large Cap Growth Fund .......................            78,058           (144,949)              48,752             (18,139)
U.S. Small Cap Growth Fund .......................         2,035,204         (2,031,226)             577,154              581,132
U.S. Bond Fund ...................................        12,781,260        (12,913,593)             357,842              225,509
High Yield Fund ..................................        19,421,713        (18,586,243)             545,121            1,380,591
International Equity Fund ........................        89,527,090       (103,415,131)           1,613,416         (12,274,625)
U.S. Value Equity Fund ...........................                --                  --                  --                   --





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

                       THE BRINSON FUNDS -- NOTES TO FINANCIAL STATEMENTS

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
                                                                                                                   NET INCREASE
                                                                                                                     (DECREASE)
                                                                              SHARES             DIVIDENDS           IN SHARES
UBS INVESTMENT FUNDS CLASS                             SHARES SOLD         REPURCHASED          REINVESTED          OUTSTANDING
--------------------------                           ---------------     ---------------      --------------      ---------------
Global Balanced Fund .............................            39,462           (232,932)              39,447            (154,023)
Global Equity Fund ...............................            37,501           (615,995)             206,290            (372,204)
Global Technology Fund ...........................           151,006            (61,638)                 173             (89,541)
Global Biotech Fund ..............................            57,847             (5,809)                 584               52,622
Global Bond Fund .................................            17,470           (131,350)                 404            (113,476)
U.S. Balanced Fund ...............................            22,321            (32,886)               5,101              (5,464)
U.S. Equity Fund .................................            50,554           (495,064)              25,701            (418,809)
U.S. Large Cap Equity Fund .......................            10,314             (1,342)                 655                9,627
U.S. Large Cap Growth Fund .......................            36,350           (185,074)              67,020             (81,704)
U.S. Small Cap Growth Fund .......................           110,194           (191,641)              54,734             (26,713)
U.S. Bond Fund ...................................           147,598           (251,733)              17,092             (87,043)
High Yield Fund ..................................            28,962            (35,174)              14,868                8,656
International Equity Fund ........................           104,031           (169,681)              27,545             (38,105)
U.S. Value Equity Fund ...........................                --                  --                  --                   --

10.   REORGANIZATION

At the close of business November 30, 2001, the High Yield Fund ("Acquiring Fund") acquired the assets and liabilities of the Paine Webber High Income Fund ("Acquired Fund") by effecting a tax-free reorganization whereby Paine Webber High Income Fund made a distribution-in-kind of the assets of the Fund to the sole shareholder, High Yield Fund, pursuant to a plan of reorganization approved by the Board of Trustees and shareholders of the Acquired Fund. Net assets as of the reorganization date were as follows:

                                                PAINE WEBBER
                                              HIGH INCOME FUND       HIGH YIELD                              NET
                                                   SHARES               FUND                              UNREALIZED
FUND ACQUIRED                                     EXCHANGED         SHARES ISSUED       NET ASSETS       DEPRECIATION
-------------                                 ----------------     ---------------    --------------    --------------
Paine Webber High Income Fund ............                                              $117,928,581     $(91,402,909)
Class A ..................................          23,125,101          10,526,844
Class B ..................................           6,398,808           2,911,618
Class C ..................................           6,330,500           2,886,568
Class Y ..................................              96,550              43,748

The High Yield Fund's net assets immediately before the reorganization were $31,342,005.






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

                        TRUSTEES AND OFFICERS

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TRUSTEE INFORMATION
The Trust is a Delaware business trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees serve an indefinite term. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and the Funds.

The table below shows, for each Trustee, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee of the Trust, the Trustee's principal occupations during the last five years, the number of funds in the Brinson Family of Funds overseen by the Trustee, and other directorships held by such Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request, by calling 1-800-647-1568.


INDEPENDENT TRUSTEES:

                                    POSITON(S)
                                   HELD WITH THE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                  FUND; LENGTH OF                 NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE;
NAME, ADDRESS AND AGE               TIME SERVED                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------             ---------------                 ---------------------------------------------------------
Walter E. Auch, 80               Trustee since 1994        Retired; prior thereto, Chairman and CEO of Chicago Board of
6001 N. 62nd Place                                         Options Exchange 1979-1986; Trustee of the Trust since May, 1994;
Paradise Valley, AZ 85253                                  Trustee, The Brinson Funds since 1994; Trustee, Brinson
                                                           Supplementary Trust since 1997; Director, Fort Dearborn Income
                                                           Securities, Inc. 1987-1995; Director, SB Advisers since 1992;
                                                           Director, SB Trak since 1992; Director, Banyan Realty Trust since
                                                           1988; and Director, Express America Holdings Corp. since 1992, and
                                                           Nicholas/Applegate Funds and Legend Properties, Inc.; Director,
                                                           Geotek Industries, Inc. 1987-1998.

Frank K. Reilly, 66                 Chairman and           Professor, University of Notre Dame since 1982; Trustee of the Trust
College of Business              Trustee since 1993        since 1993; Trustee, The Brinson Funds since 1994; Trustee, Brinson
Administration, University of                              Supplementary Trust since 1997; Director of The Brinson Funds, Inc.
Notre Dame Notre Dame,                                     1992-1993; Director, Fort Dearborn Income Securities, Inc. since
IN 46556-0399                                              1993; Director, Discover Bank since 1993; and Director, Morgan
                                                           Stanley Trust, FSB since 1996; Director, NIBCO, Inc., since 1993;
                                                           Director, Battery Park High Yield Fund, 1995-2001.

Edward M. Roob, 67               Trustee since 1995        Retired; prior thereto, Senior Vice President, Daiwa Securities
841 Woodbine Lane                                          America Inc. 1986-1993; Trustee of the Trust since 1995; Trustee, The
Northbrook, IL 60002                                       Brinson Funds since 1995; Trustee, Brinson Supplementary Trust since 1997; Director, Fort Dearborn Income Securities, Inc. since 1993;
                                                           Director, Brinson Trust Company since 1993; Committee Member, Chicago
                                                           Stock Exchange since 1993.







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

                        TRUSTEES AND OFFICERS

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INTERESTED TRUSTEE:

                                    POSITON(S)
                                   HELD WITH THE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                  FUND; LENGTH OF                 NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE;
NAME, ADDRESS AND AGE               TIME SERVED                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------             ---------------                 ---------------------------------------------------------
Brian M. Storms +**, 47             Trustee and            Mr. Storms is chief operating officer (since September 2001) and
                                  President since          president of Brinson Advisors (since March 1999). Mr. Storms was
                                        2001               chief executive officer of Brinson Advisors from October 2000 to
                                                           September 2001.  He was president of Prudential Investments
                                                           (1996-1999).  Prior to joining Prudential Investments he was a managing director at Fidelity Investments.  Mr. Storms is president and trustee of the Trust, The Brinson Funds and Brinson Supplementary
                                                           Trust since 2001.  Mr. Storms is president of 22 other investment companies for which Brinson Advisors, Brinson Partners, UBS
                                                           PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

OFFICERS:

Amy R. Doberman**, 39            Vice President and        Managing Director and General Counsel, Brinson Advisors, Inc. since
                                   Secretary since         2000; Vice President and Secretary of the Trust since 2001;
                                        2001               Vice President and Secretary, The Brinson Funds since 2001; Secretary,
                                                           Brinson Supplementary Trust since 2001; General Counsel, Aeltus
                                                           Investment Management, Inc. 1997-2000; previously, Assistant Chief
                                                           Counsel, Division of Investment Management, SEC; Vice President and
                                                           Secretary of 22 other investment companies for which Brinson
                                                           Advisors, Brinson Partners, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Paul H. Schubert***, 39             Treasurer and          Executive Director and Head of the Mutual Fund Finance Department,
                                      Principal            Brinson Advisors, Inc. since 1997; Treasurer and Principal Accounting
                                  Accounting Officer       Officer of the Trust, The Brinson Funds and Brinson Supplementary
                                      since 2001           Trust since 2001. Vice President and Treasurer of 22 other investment companies for which Brinson Advisors, Brinson Partners, UBS PaineWebber or one of their affiliates who serves as investment advisor, sub-advisor or manager.

David E. Floyd*, 32                    Assistant           Associate Director, Brinson Partners, Inc. since 1998; Associate,
                                    Secretary since        Brinson Partners, Inc., 1994-1998; Assistant Trust Officer, Brinson
                                         1998              Trust Company since 1993; Assistant Secretary of the Trust since 1998;
                                                           Assistant Secretary, The Brinson Funds since 1998; Assistant Secretary,
                                                           Brinson Supplementary Trust since 1998.


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130

                        TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------

                                    POSITON(S)
                                   HELD WITH THE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                  FUND; LENGTH OF                 NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE;
NAME, ADDRESS AND AGE               TIME SERVED                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------             ---------------                 ---------------------------------------------------------
Mark F. Kemper*, 43             Assistant Secretary        Executive Director, Brinson Partners, Inc. since 1993; Secretary,
                                    since 1999             Brinson Partners, Inc. since 1999; Assistant Secretary, Brinson
                                                           Partners, Inc. 1993-1999; Assistant Secretary, Brinson Trust Company
                                                           since 1993; Secretary, UBS Brinson since 1998; Assistant Secretary,
                                                           Brinson Holdings, Inc. 1993-1998; Assistant Secretary of the Trust
                                                           since 1999; Assistant Secretary, The Brinson Funds since 1999;
                                                           Assistant Secretary, Brinson Supplementary Trust since 1999.

Joseph T. Malone***, 34         Assistant Treasurer        Director and a senior manager of the mutual fund finance department
                                    since 2001             of Brinson Advisors. From August 2000 through June 2001, he was the controller at AEA Investors Inc. From March 1998 to August 2000,
                                                           Mr. Malone was a manager within investment management services of
                                                           Pricewaterhouse-Coopers LLC. Prior to March 1998, he was a vice president of the mutual fund services group of Bankers Trust & Co.
                                                           Mr. Malone is an assistant treasurer of three investment companies for which Brinson Partners, Brinson Advisors, UBS PaineWebber or one
                                                           of their affiliates serves as investment advisor, sub-advisor or manager.







* This person's business address is Brinson Partners, Inc., 209 South LaSalle Street, Chicago, IL 60604-1295.

** This person's business address is Brinson Advisors, Inc., 51 West 52nd Street, New York, NY 10019-6114.

*** This person's business address is Brinson Advisors, Inc., Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, NJ 07310-1998.

+ Mr. Storms is an "interested person" of the Trust, as that term is defined in the Investment Company Act by virtue of his positions with Brinson Advisors, Brinson Partners and/or UBS PaineWebber.




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                               THE BRINSON FUNDS
--------------------------------------------------------------------------------
 209 South LaSalle Street - Chicago, Illinois 60604-1295 - Tel: (800) 448-2430